UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom® 2055 Fund -

Class A, Class T, and Class C

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-2.31%	6.59%	3.27%
Class T (incl. 3.50% sales charge)	-0.22%	6.84%	3.25%
Class B (incl. contingent deferred sales charge) A	-2.14%	6.76%	3.33%
Class C (incl. contingent deferred sales charge) B	1.89%	7.06%	3.10%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,100
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$13,789 Fidelity Advisor Freedom Income Fund - Class A
$15,475 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.12%	9.94%	3.84%
Class T (incl. 3.50% sales charge)	1.98%	10.18%	3.83%
Class B (incl. contingent deferred sales charge) A	0.22%	10.16%	3.92%
Class C (incl. contingent deferred sales charge) B	4.28%	10.42%	3.69%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,100
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$14,582 Fidelity Advisor Freedom 2005 Fund – Class A
$15,475 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.66%	11.40%	4.36%
Class T (incl. 3.50% sales charge)	3.86%	11.65%	4.35%
Class B (incl. contingent deferred sales charge) A	2.01%	11.63%	4.43%
Class C (incl. contingent deferred sales charge) B	6.04%	11.86%	4.19%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,900
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$15,326 Fidelity Advisor Freedom 2010 Fund - Class A

$15,475 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.30%	11.84%	4.64%
Class T (incl. 3.50% sales charge)	4.41%	12.08%	4.63%
Class B (incl. contingent deferred sales charge) A	2.68%	12.05%	4.71%
Class C (incl. contingent deferred sales charge) B	6.65%	12.33%	4.47%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$15,742 Fidelity Advisor Freedom 2015 Fund - Class A
$20,452 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.09%	13.29%	4.63%
Class T (incl. 3.50% sales charge)	5.30%	13.56%	4.61%
Class B (incl. contingent deferred sales charge) A	3.49%	13.55%	4.70%
Class C (incl. contingent deferred sales charge) B	7.57%	13.81%	4.47%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$15,724 Fidelity Advisor Freedom 2020 Fund - Class A

$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.13%	14.48%	4.97%
Class T (incl. 3.50% sales charge)	7.37%	14.74%	4.97%
Class B (incl. contingent deferred sales charge) A	5.71%	14.75%	5.05%
Class C (incl. contingent deferred sales charge) B	9.71%	14.98%	4.81%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$16,249 Fidelity Advisor Freedom 2025 Fund - Class A
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.12%	15.24%	4.84%
Class T (incl. 3.50% sales charge)	8.36%	15.48%	4.81%
Class B (incl. contingent deferred sales charge) A	6.69%	15.50%	4.90%
Class C (incl. contingent deferred sales charge) B	10.77%	15.74%	4.67%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$6,900
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$16,035 Fidelity Advisor Freedom 2030 Fund - Class A
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	7.59%	15.90%	5.05%
Class T (incl. 3.50% sales charge)	9.83%	16.15%	5.02%
Class B (incl. contingent deferred sales charge) A	8.32%	16.19%	5.11%
Class C (incl. contingent deferred sales charge) B	12.27%	16.38%	4.87%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$6,800
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$16,370 Fidelity Advisor Freedom 2035 Fund - Class A
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	7.80%	16.22%	5.04%
Class T (incl. 3.50% sales charge)	10.07%	16.48%	5.02%
Class B (incl. contingent deferred sales charge) A	8.49%	16.50%	5.11%
Class C (incl. contingent deferred sales charge) B	12.57%	16.74%	4.87%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on March 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$6,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$16,347 Fidelity Advisor Freedom 2040 Fund - Class A
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	8.14%	16.45%	3.98%
Class T (incl. 3.50% sales charge)	10.45%	16.73%	4.04%
Class B (incl. contingent deferred sales charge) B	8.93%	16.75%	4.08%
Class C (incl. contingent deferred sales charge) C	12.95%	17.02%	4.01%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
15,000
12,500
10,000
9,000
8,000
7,000
6,000
$5,500
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$13,579 Fidelity Advisor Freedom 2045 Fund - Class A
$17,220 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	8.30%	16.79%	3.84%
Class T (incl. 3.50% sales charge)	10.60%	17.05%	3.90%
Class B (incl. contingent deferred sales charge) B	9.06%	17.09%	3.95%
Class C (incl. contingent deferred sales charge) C	13.06%	17.37%	3.88%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
15,000
12,500
10,000
9,000
8,000
7,000
6,000
$5,300
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$13,435 Fidelity Advisor Freedom 2050 Fund - Class A

$17,220 S&P 500 Index

Annual Report

Fidelity Advisor Freedom® 2055 Fund - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	8.81%	6.83%
Class T (incl. 3.50% sales charge)	11.04%	7.44%
Class C (incl. contingent deferred sales charge) B	13.46%	8.26%

A From June 1, 2011.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,500
14,000
13,000
12,000
11,000
10,000
9,000
$7,800
2011
2012
2013
'14
Period Ending Values
$12,059 Fidelity Advisor Freedom 2055 Fund - Class A
$15,151 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher rates and a volatile January to post their strongest gains in four years. The S&P 500® Index returned 21.86% for the 12 months ending March 31, 2014, amid the lowest volatility since before the 2007-2008 financial crisis. The index ended the period near all-time highs, buoyed by U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates. Stock valuations remained only slightly above long-term averages, supported by corporate profits that more than doubled in the past five years. Most defensive groups lagged in a risk-taking environment; although that changed in the first quarter of 2014 when historically defensive utility stocks led a tepid market advance amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Health care stocks within the S&P 500® led all sectors over the 12-month period for the first time since the corresponding 2009 year, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Aerospace and defense achieved one of its strongest returns in more than two decades. Reflecting economic optimism, the growth-oriented Nasdaq Composite Index® rose 30.18% and the small-cap Russell 2000® Index rose 24.90%, the latter posting a record 7th-straight quarterly gain.

While stocks rose, bonds with a high sensitivity to interest rate changes performed poorly for much of the period as the Fed made plans to cut back on its asset purchases aimed at stimulating the economy. The Barclays® U.S. Aggregate Bond Index, representing investment-grade debt, returned -0.10%, compared with its long-term average annual return of 8.13%. High-yield investments led all fixed-income sectors as they continued to rally alongside equities; The BofA Merrill LynchSM US High Yield Constrained Index returned 7.52%, as investors accepted more risk in exchange for typically higher yields.

Comments from Chris Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: On an absolute basis, the Class A, Class T, Class B and Class C shares of each Advisor Freedom Fund posted a positive return (excluding sales charges) for the 12 months ending March 31, 2014. The longer-dated Funds delivered the highest absolute returns; however, each Fund's class shares lagged their respective Composite indexes. The Funds' U.S. equity holdings, in aggregate, finished behind the 22.58% return of their asset-class benchmark, the Dow Jones U.S. Total Stock Market IndexSM. An out-of-benchmark allocation to Fidelity® Series Commodity Strategy Fund hurt relative results. Other notable detractors included Fidelity Advisor® Series Equity-Income Fund and Fidelity Advisor® Series Stock Selector Large Cap Value Fund. On the positive side, the growth-oriented Fidelity Advisor Equity Growth Fund and Fidelity Advisor Series Opportunistic Insights Fund were among the leading contributors. The Funds' non-U.S. holdings, in aggregate, also underperformed their asset-class benchmark. Fidelity® Series Emerging Markets Fund was the biggest detractor; Fidelity Series International Growth Fund also hurt. Fidelity Series International Small Cap Fund helped. Note: On January 1, 2014, the non-U.S. equity asset-class benchmark was changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index, which includes exposure to emerging markets. In bonds, the Funds' underlying investments, in aggregate, exceeded the slightly negative result for the fixed-income asset-class benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' allocation to Fidelity Series Investment Grade Bond Fund helped, as did allocations to Fidelity Series High Income Fund, Fidelity Series Floating Rate High Income Fund and Fidelity Series Real Estate Income Fund. Conversely, the Funds' investment in Fidelity Series Emerging Markets Debt Fund and Fidelity Series Inflation-Protected Bond Index Fund detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,031.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,027.30	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,026.60	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,032.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,041.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,039.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,050.50	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,048.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,045.70	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,054.60	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,053.60	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,050.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,051.00	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,056.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,058.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,057.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,054.30	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,055.00	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,060.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,067.50	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,066.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,063.70	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.30	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,073.20	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,071.60	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,068.70	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,069.20	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,074.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,077.60	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,075.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,073.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.60	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,077.70	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,076.00	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,073.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,078.30	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,078.00	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,079.50	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,078.00	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.90	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,080.70	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,078.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class C	1.00%
Actual		$ 1,000.00	$ 1,076.10	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.5	1.9
Fidelity Advisor Series Equity-Income Fund	2.9	1.3
Fidelity Advisor Series Growth & Income Fund	2.3	1.3
Fidelity Advisor Series Growth Opportunities Fund	1.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	1.3	1.0
Fidelity Advisor Series Small Cap Fund	0.8	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1.9	1.3
Fidelity Series 100 Index Fund	0.8	0.3
Fidelity Series 1000 Value Index Fund	0.3	0.0
Fidelity Series All-Sector Equity Fund	1.9	2.3
Fidelity Series Commodity Strategy Fund	1.1	1.9
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	1.0	0.8
Fidelity Advisor Large Cap Fund Institutional Class	0.0	0.9
Fidelity Advisor Small Cap Fund Institutional Class	0.0	0.7
Fidelity Series Large Cap Value Fund	0.0	1.2
	17.4	15.1
International Equity Funds
Fidelity Series Emerging Markets Fund	1.5	1.2
Fidelity Series International Growth Fund	2.6	2.0
Fidelity Series International Small Cap Fund	0.6	0.4
Fidelity Series International Value Fund	2.5	2.1
	7.2	5.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.2	1.1
Fidelity Series High Income Fund	5.0	4.9
Fidelity Series Inflation-Protected Bond Index Fund	2.7	11.1
Fidelity Series Investment Grade Bond Fund	35.9	21.6
Fidelity Series Real Estate Income Fund	0.4	0.4
	45.7	39.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	13.4	17.8
Fidelity Institutional Money Market Portfolio Institutional Class	16.3	21.8
	29.7	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.4%
International Equity Funds	7.2%
Bond Funds	45.7%
Short-Term Funds	29.7%

Six months ago
Domestic Equity Funds**	15.1%
International Equity Funds	5.7%
Bond Funds	39.6%
Short-Term Funds	39.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	47,144	$ 4,369,329
Fidelity Advisor Series Equity-Income Fund (c)	671,445	8,419,925
Fidelity Advisor Series Growth & Income Fund (c)	497,155	6,522,670
Fidelity Advisor Series Growth Opportunities Fund (c)	387,083	4,134,051
Fidelity Advisor Series Opportunistic Insights Fund (c)	270,527	3,784,677
Fidelity Advisor Series Small Cap Fund (c)	222,047	2,344,812
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	429,442	5,436,742
Fidelity Series 100 Index Fund (c)	199,410	2,426,817
Fidelity Series 1000 Value Index Fund (c)	92,129	983,936
Fidelity Series All-Sector Equity Fund (c)	390,384	5,512,223
Fidelity Series Commodity Strategy Fund (a)(c)	367,846	3,108,298
Fidelity Series Real Estate Equity Fund (c)	45,820	591,989
Fidelity Series Small Cap Opportunities Fund (c)	205,023	2,782,159
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,032,636)		50,417,628
International Equity Funds - 7.2%

Fidelity Series Emerging Markets Fund (c)	260,040	4,459,691
Fidelity Series International Growth Fund (c)	530,057	7,505,601
Fidelity Series International Small Cap Fund (c)	107,933	1,747,432
Fidelity Series International Value Fund (c)	654,337	7,276,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,857,741)		20,988,956
Bond Funds - 45.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	133,489	$ 1,361,591
Fidelity Series Floating Rate High Income Fund (c)	323,797	3,386,915
Fidelity Series High Income Fund (c)	1,388,046	14,699,403
Fidelity Series Inflation-Protected Bond Index Fund (c)	815,177	8,029,494
Fidelity Series Investment Grade Bond Fund (c)	9,244,855	104,097,064
Fidelity Series Real Estate Income Fund (c)	95,359	1,075,648
TOTAL BOND FUNDS (Cost $129,848,407)		132,650,115
Short-Term Funds - 29.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,146,787	38,772,455
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	47,424,506	47,424,506
TOTAL SHORT-TERM FUNDS (Cost $85,373,557)		86,196,961
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $273,112,341)		290,253,660
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,612)
NET ASSETS - 100%		$ 290,186,048
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 5,710,077	$ 317,534	$ 3,062,949	$ -	$ 4,369,329
Fidelity Advisor Growth & Income Fund Institutional Class	3,030,254	42,439	3,331,738	-	-
Fidelity Advisor Large Cap Fund Institutional Class	3,065,549	69,172	3,679,715	-	-
Fidelity Advisor Series Equity-Income Fund	4,217,999	6,934,937	3,386,004	104,531	8,419,925
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	944,641	8,264,590	3,318,929	40,680	6,522,670
Fidelity Advisor Series Growth Opportunities Fund	-	4,394,436	540,615	1,671	4,134,051
Fidelity Advisor Series Opportunistic Insights Fund	2,977,939	1,265,653	1,220,124	-	3,784,677
Fidelity Advisor Series Small Cap Fund	-	2,515,145	303,186	1,839	2,344,812
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,236,726	2,060,182	1,416,129	43,845	5,436,742
Fidelity Advisor Short Fixed-Income Fund Institutional Class	58,469,712	4,806,053	24,425,530	402,263	38,772,455
Fidelity Advisor Small Cap Fund Institutional Class	2,340,665	146,493	2,845,340	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	5,593,013	29,289,501	61,974	47,424,506
Fidelity Series 100 Index Fund	930,494	1,608,468	329,753	29,410	2,426,817
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ -	$ 990,644	$ 69,293	$ 3,813	$ 983,936
Fidelity Series All-Sector Equity Fund	7,623,707	923,870	3,841,241	50,564	5,512,223
Fidelity Series Commodity Strategy Fund	6,348,249	1,340,584	4,266,492	-	3,108,298
Fidelity Series Emerging Markets Debt Fund	1,617,547	206,463	359,139	78,481	1,361,591
Fidelity Series Emerging Markets Fund	3,933,471	1,394,569	955,901	44,965	4,459,691
Fidelity Series Floating Rate High Income Fund	3,606,153	519,415	682,951	151,382	3,386,915
Fidelity Series High Income Fund	16,077,152	2,036,629	3,512,106	810,971	14,699,403
Fidelity Series Inflation-Protected Bond Index Fund	37,364,057	2,911,029	29,678,713	7,288	8,029,494
Fidelity Series International Growth Fund	6,557,246	2,236,542	2,008,774	52,025	7,505,601
Fidelity Series International Small Cap Fund	1,343,743	616,175	439,496	13,843	1,747,432
Fidelity Series International Value Fund	6,535,805	3,564,909	3,646,756	160,023	7,276,232
Fidelity Series Investment Grade Bond Fund	70,566,759	52,068,111	17,093,012	1,993,310	104,097,064
Fidelity Series Large Cap Value Fund	4,366,121	2,209,566	6,032,788	55,790	-
Fidelity Series Real Estate Equity Fund	651,607	95,855	148,850	9,081	591,989
Fidelity Series Real Estate Income Fund	1,201,698	170,920	257,386	61,483	1,075,648
Fidelity Series Small Cap Opportunities Fund	2,720,966	1,206,119	1,425,326	638	2,782,159
Total	$ 327,559,329	$ 110,509,515	$ 151,567,737	$ 4,179,870	$ 290,253,660
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $273,112,341) - See accompanying schedule		$ 290,253,660
Receivable for investments sold		871,075
Receivable for fund shares sold		393,232
Total assets		291,517,967

Liabilities
Payable for investments purchased	$ 666,323
Payable for fund shares redeemed	598,167
Distribution and service plan fees payable	67,429
Total liabilities		1,331,919

Net Assets		$ 290,186,048
Net Assets consist of:
Paid in capital		$ 268,306,836
Undistributed net investment income		341,248
Accumulated undistributed net realized gain (loss) on investments		4,396,645
Net unrealized appreciation (depreciation) on investments		17,141,319
Net Assets		$ 290,186,048

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,817,614 ÷ 13,199,844 shares)		$ 11.20

Maximum offering price per share (100/94.25 of $11.20)		$ 11.88
Class T: Net Asset Value and redemption price per share ($53,019,056 ÷ 4,738,880 shares)		$ 11.19

Maximum offering price per share (100/96.50 of $11.19)		$ 11.60
Class B: Net Asset Value and offering price per share ($1,681,353 ÷ 150,356 shares)A		$ 11.18

Class C: Net Asset Value and offering price per share ($15,734,693 ÷ 1,408,340 shares)A		$ 11.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,933,332 ÷ 6,406,719 shares)		$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 4,179,870

Expenses
Distribution and service plan fees	$ 851,153
Independent trustees' compensation	1,188
Total expenses before reductions	852,341
Expense reductions	(1,188)	851,153
Net investment income (loss)		3,328,717
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,952,496
Capital gain distributions from underlying funds	3,580,795
Total net realized gain (loss)		9,533,291
Change in net unrealized appreciation (depreciation) on underlying funds		(2,199,958)
Net gain (loss)		7,333,333
Net increase (decrease) in net assets resulting from operations		$ 10,662,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,328,717	$ 3,306,001
Net realized gain (loss)	9,533,291	6,963,470
Change in net unrealized appreciation (depreciation)	(2,199,958)	3,721,536
Net increase (decrease) in net assets resulting from operations	10,662,050	13,991,007
Distributions to shareholders from net investment income	(3,238,481)	(3,274,495)
Distributions to shareholders from net realized gain	(8,061,375)	(4,055,113)
Total distributions	(11,299,856)	(7,329,608)
Share transactions - net increase (decrease)	(36,661,667)	17,611,622
Total increase (decrease) in net assets	(37,299,473)	24,273,021

Net Assets
Beginning of period	327,485,521	303,212,500
End of period (including undistributed net investment income of $341,248 and undistributed net investment income of $251,012, respectively)	$ 290,186,048	$ 327,485,521

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Income from Investment Operations
Net investment income (loss) C	.12	.12	.15	.16	.22
Net realized and unrealized gain (loss)	.28	.37	.21	.57	1.66
Total from investment operations	.40	.49	.36	.73	1.88
Distributions from net investment income	(.12)	(.12)	(.15)	(.16)	(.22)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.41)	(.26)	(.23)	(.23)	(.27) F
Net asset value, end of period	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35
Total Return A,B	3.65%	4.53%	3.34%	7.11%	21.74%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.08%	1.37%	1.48%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,818	$ 176,876	$ 166,658	$ 157,695	$ 142,691
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Income from Investment Operations
Net investment income (loss) C	.09	.09	.12	.13	.19
Net realized and unrealized gain (loss)	.28	.38	.20	.57	1.67
Total from investment operations	.37	.47	.32	.70	1.86
Distributions from net investment income	(.09)	(.09)	(.12)	(.13)	(.19)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.38)	(.23)	(.20)	(.20)	(.25) F
Net asset value, end of period	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34
Total Return A,B	3.40%	4.35%	3.01%	6.85%	21.47%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	.83%	1.12%	1.23%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,019	$ 53,734	$ 56,246	$ 57,404	$ 52,047
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss) C	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.28	.37	.19	.58	1.67
Total from investment operations	.32	.41	.26	.66	1.81
Distributions from net investment income	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.33)	(.18)	(.14) G	(.15)	(.20) F
Net asset value, end of period	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33
Total Return A,B	2.86%	3.80%	2.47%	6.39%	20.86%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,681	$ 2,294	$ 2,889	$ 3,938	$ 5,319
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss) C	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.28	.36	.20	.58	1.67
Total from investment operations	.32	.40	.27	.66	1.81
Distributions from net investment income	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.33)	(.18)	(.15)	(.15)	(.20) F
Net asset value, end of period	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33
Total Return A,B	2.89%	3.70%	2.50%	6.42%	20.83%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,735	$ 16,606	$ 17,170	$ 16,581	$ 14,697
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Income from Investment Operations
Net investment income (loss) B	.15	.15	.18	.18	.24
Net realized and unrealized gain (loss)	.29	.37	.20	.57	1.68
Total from investment operations	.44	.52	.38	.75	1.92
Distributions from net investment income	(.15)	(.14)	(.17)	(.19)	(.24)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.44)	(.29) H	(.25)	(.25) G	(.30) F
Net asset value, end of period	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37
Total Return A	3.98%	4.75%	3.58%	7.36%	22.16%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.33%	1.62%	1.73%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,933	$ 77,976	$ 60,248	$ 32,640	$ 18,137
Portfolio turnover rate C	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	3.0
Fidelity Advisor Series Equity-Income Fund	5.1	2.0
Fidelity Advisor Series Growth & Income Fund	3.5	2.0
Fidelity Advisor Series Growth Opportunities Fund	2.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.2	1.6
Fidelity Advisor Series Small Cap Fund	1.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	2.0
Fidelity Series 100 Index Fund	1.4	0.5
Fidelity Series 1000 Value Index Fund	0.6	0.0
Fidelity Series All-Sector Equity Fund	3.3	3.8
Fidelity Series Commodity Strategy Fund	1.2	3.5
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.6	1.4
Fidelity Advisor Large Cap Fund Institutional Class	0.0	1.5
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.2
Fidelity Series Large Cap Value Fund	0.0	2.0
	28.9	24.8
International Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.0
Fidelity Series International Growth Fund	4.2	3.3
Fidelity Series International Small Cap Fund	1.0	0.7
Fidelity Series International Value Fund	4.3	3.3
	12.0	9.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.4	4.8
Fidelity Series Inflation-Protected Bond Index Fund	2.1	8.9
Fidelity Series Investment Grade Bond Fund	30.0	17.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	39.7	33.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	8.6	14.5
Fidelity Institutional Money Market Portfolio Institutional Class	10.8	17.6
	19.4	32.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.9%
International Equity Funds	12.0%
Bond Funds	39.7%
Short-Term Funds	19.4%

Six months ago
Domestic Equity Funds**	24.8%
International Equity Funds	9.3%
Bond Funds	33.8%
Short-Term Funds	32.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	77,671	$ 7,198,520
Fidelity Advisor Series Equity-Income Fund (c)	1,200,962	15,060,068
Fidelity Advisor Series Growth & Income Fund (c)	792,232	10,394,081
Fidelity Advisor Series Growth Opportunities Fund (c)	669,930	7,154,850
Fidelity Advisor Series Opportunistic Insights Fund (c)	462,899	6,475,954
Fidelity Advisor Series Small Cap Fund (c)	381,217	4,025,656
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	783,411	9,917,977
Fidelity Series 100 Index Fund (c)	345,212	4,201,227
Fidelity Series 1000 Value Index Fund (c)	159,141	1,699,627
Fidelity Series All-Sector Equity Fund (c)	688,679	9,724,154
Fidelity Series Commodity Strategy Fund (a)(c)	423,409	3,577,803
Fidelity Series Real Estate Equity Fund (c)	87,304	1,127,969
Fidelity Series Small Cap Opportunities Fund (c)	351,159	4,765,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,286,500)		85,323,108
International Equity Funds - 12.0%

Fidelity Series Emerging Markets Fund (c)	426,942	7,322,048
Fidelity Series International Growth Fund (c)	881,595	12,483,392
Fidelity Series International Small Cap Fund (c)	177,318	2,870,780
Fidelity Series International Value Fund (c)	1,138,340	12,658,344
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,867,696)		35,334,564
Bond Funds - 39.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	168,386	$ 1,717,539
Fidelity Series Floating Rate High Income Fund (c)	324,497	3,394,235
Fidelity Series High Income Fund (c)	1,504,082	15,928,232
Fidelity Series Inflation-Protected Bond Index Fund (c)	623,391	6,140,401
Fidelity Series Investment Grade Bond Fund (c)	7,844,916	88,333,757
Fidelity Series Real Estate Income Fund (c)	119,579	1,348,853
TOTAL BOND FUNDS (Cost $114,852,048)		116,863,017
Short-Term Funds - 19.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,719,698	25,429,176
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	31,651,439	31,651,439
TOTAL SHORT-TERM FUNDS (Cost $56,553,113)		57,080,615
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $271,559,357)		294,601,304
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,167)
NET ASSETS - 100%		$ 294,541,137
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 9,259,781	$ 862,025	$ 5,194,586	$ -	$ 7,198,520
Fidelity Advisor Growth & Income Fund Institutional Class	4,932,891	199,148	5,560,081	-	-
Fidelity Advisor Large Cap Fund Institutional Class	4,939,271	290,298	6,093,574	-	-
Fidelity Advisor Series Equity-Income Fund	6,678,206	12,388,968	5,083,678	166,469	15,060,068
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	1,486,283	10,986,617	3,019,189	63,041	10,394,081
Fidelity Advisor Series Growth Opportunities Fund	-	7,131,014	438,564	2,636	7,154,850
Fidelity Advisor Series Opportunistic Insights Fund	4,718,776	3,021,391	2,493,945	-	6,475,954
Fidelity Advisor Series Small Cap Fund	-	4,174,908	372,780	2,992	4,025,656
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,717,864	4,918,177	2,591,712	79,711	9,917,977
Fidelity Advisor Short Fixed-Income Fund Institutional Class	42,520,470	7,528,770	24,578,176	295,151	25,429,176
Fidelity Advisor Small Cap Fund Institutional Class	3,791,219	301,071	4,664,672	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	8,764,776	29,033,378	45,858	31,651,439
Fidelity Series 100 Index Fund	1,544,268	2,997,451	675,313	49,131	4,201,227
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ -	$ 1,716,729	$ 116,922	$ 6,160	$ 1,699,627
Fidelity Series All-Sector Equity Fund	12,345,820	2,385,507	6,312,716	81,822	9,724,154
Fidelity Series Commodity Strategy Fund	11,606,286	2,120,155	9,263,831	-	3,577,803
Fidelity Series Emerging Markets Debt Fund	1,922,638	303,888	387,086	96,082	1,717,539
Fidelity Series Emerging Markets Fund	6,352,622	2,335,470	1,506,744	71,062	7,322,048
Fidelity Series Floating Rate High Income Fund	3,388,054	736,407	676,771	146,790	3,394,235
Fidelity Series High Income Fund	14,966,543	4,249,888	3,416,836	799,503	15,928,232
Fidelity Series Inflation-Protected Bond Index Fund	28,253,550	3,775,425	23,968,474	5,533	6,140,401
Fidelity Series International Growth Fund	10,396,703	4,270,031	3,346,419	82,280	12,483,392
Fidelity Series International Small Cap Fund	2,144,791	1,076,977	724,025	21,889	2,870,780
Fidelity Series International Value Fund	10,285,665	6,197,045	5,130,720	253,221	12,658,344
Fidelity Series Investment Grade Bond Fund	55,981,719	49,159,722	15,724,877	1,648,570	88,333,757
Fidelity Series Large Cap Value Fund	7,189,173	3,710,984	10,078,509	87,144	-
Fidelity Series Real Estate Equity Fund	1,108,307	288,053	266,119	15,517	1,127,969
Fidelity Series Real Estate Income Fund	1,458,849	223,852	288,387	75,382	1,348,853
Fidelity Series Small Cap Opportunities Fund	4,413,628	2,071,912	2,188,688	1,037	4,765,222
Total	$ 310,323,419	$ 148,186,659	$ 173,196,772	$ 4,096,981	$ 294,601,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $271,559,357) - See accompanying schedule		$ 294,601,304
Cash		9
Receivable for investments sold		1,471,569
Receivable for fund shares sold		157,828
Total assets		296,230,710

Liabilities
Payable for investments purchased	$ 738,523
Payable for fund shares redeemed	890,959
Distribution and service plan fees payable	60,091
Total liabilities		1,689,573

Net Assets		$ 294,541,137
Net Assets consist of:
Paid in capital		$ 266,925,118
Undistributed net investment income		773,351
Accumulated undistributed net realized gain (loss) on investments		3,800,721
Net unrealized appreciation (depreciation) on investments		23,041,947
Net Assets		$ 294,541,137

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,224,188 ÷ 15,381,338 shares)		$ 12.17

Maximum offering price per share (100/94.25 of $12.17)		$ 12.91
Class T: Net Asset Value and redemption price per share ($29,912,387 ÷ 2,459,077 shares)		$ 12.16

Maximum offering price per share (100/96.50 of $12.16)		$ 12.60
Class B: Net Asset Value and offering price per share ($1,059,126 ÷ 86,837 shares)A		$ 12.20

Class C: Net Asset Value and offering price per share ($8,910,274 ÷ 734,196 shares)A		$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,435,162 ÷ 5,506,122 shares)		$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 4,096,981

Expenses
Distribution and service plan fees	$ 729,991
Independent trustees' compensation	1,155
Total expenses before reductions	731,146
Expense reductions	(1,155)	729,991
Net investment income (loss)		3,366,990
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,741,185
Capital gain distributions from underlying funds	5,003,367
Total net realized gain (loss)		10,744,552
Change in net unrealized appreciation (depreciation) on underlying funds		3,546,846
Net gain (loss)		14,291,398
Net increase (decrease) in net assets resulting from operations		$ 17,658,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,366,990	$ 3,323,059
Net realized gain (loss)	10,744,552	12,719,737
Change in net unrealized appreciation (depreciation)	3,546,846	462,584
Net increase (decrease) in net assets resulting from operations	17,658,388	16,505,380
Distributions to shareholders from net investment income	(3,050,354)	(3,357,002)
Distributions to shareholders from net realized gain	(7,700,556)	(1,779,655)
Total distributions	(10,750,910)	(5,136,657)
Share transactions - net increase (decrease)	(22,629,477)	26,042,535
Total increase (decrease) in net assets	(15,721,999)	37,411,258

Net Assets
Beginning of period	310,263,136	272,851,878
End of period (including undistributed net investment income of $773,351 and undistributed net investment income of $456,715, respectively)	$ 294,541,137	$ 310,263,136

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) C	.13	.13	.15	.15	.20
Net realized and unrealized gain (loss)	.57	.53	.13	.97	2.53
Total from investment operations	.70	.66	.28	1.12	2.73
Distributions from net investment income	(.12)	(.13)	(.15)	(.15)	(.19)
Distributions from net realized gain	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.43)	(.21) F	(.28)	(.24)	(.26)
Net asset value, end of period	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total Return A,B	5.98%	5.79%	2.53%	10.72%	33.91%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.16%	1.37%	1.37%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,224	$ 204,418	$ 193,977	$ 177,385	$ 155,482
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) C	.10	.11	.13	.12	.17
Net realized and unrealized gain (loss)	.57	.52	.12	.97	2.54
Total from investment operations	.67	.63	.25	1.09	2.71
Distributions from net investment income	(.10)	(.11)	(.12)	(.12)	(.17)
Distributions from net realized gain	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.41)	(.18)	(.25)	(.21)	(.24)
Net asset value, end of period	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total Return A,B	5.68%	5.56%	2.25%	10.42%	33.61%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	.91%	1.12%	1.12%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,912	$ 26,201	$ 22,316	$ 21,658	$ 23,113
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Income from Investment Operations
Net investment income (loss) C	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.58	.52	.12	.97	2.53
Total from investment operations	.62	.57	.19	1.04	2.65
Distributions from net investment income	(.04)	(.04)	(.05)	(.07)	(.11)
Distributions from net realized gain	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.35)	(.11)	(.17)	(.15) F	(.18)
Net asset value, end of period	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56
Total Return A,B	5.22%	5.00%	1.73%	9.94%	32.90%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,059	$ 1,162	$ 1,571	$ 2,338	$ 2,986
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Income from Investment Operations
Net investment income (loss) C	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.58	.52	.11	.97	2.53
Total from investment operations	.62	.57	.18	1.04	2.65
Distributions from net investment income	(.04)	(.05)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.35)	(.12)	(.18) F	(.16)	(.19)
Net asset value, end of period	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54
Total Return A,B	5.28%	5.01%	1.66%	9.91%	32.90%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,910	$ 8,118	$ 8,053	$ 8,679	$ 9,377
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Income from Investment Operations
Net investment income (loss) B	.16	.16	.18	.18	.22
Net realized and unrealized gain (loss)	.58	.53	.11	.98	2.55
Total from investment operations	.74	.69	.29	1.16	2.77
Distributions from net investment income	(.15)	(.16)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.46)	(.23)	(.30) F	(.27)	(.28)
Net asset value, end of period	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63
Total Return A	6.29%	6.11%	2.67%	11.02%	34.28%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.41%	1.62%	1.62%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,435	$ 70,364	$ 46,935	$ 35,069	$ 18,775
Portfolio turnover rate C	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.1	4.3
Fidelity Advisor Series Equity-Income Fund	6.0	2.9
Fidelity Advisor Series Growth & Income Fund	4.7	2.8
Fidelity Advisor Series Growth Opportunities Fund	3.0	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.7	2.3
Fidelity Advisor Series Small Cap Fund	1.6	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.9	2.9
Fidelity Series 100 Index Fund	1.7	0.7
Fidelity Series 1000 Value Index Fund	0.7	0.0
Fidelity Series All-Sector Equity Fund	4.2	5.3
Fidelity Series Commodity Strategy Fund	1.2	5.0
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	2.0	1.9
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.1
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.7
Fidelity Series Large Cap Value Fund	0.0	2.9
	35.2	35.2
International Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.8
Fidelity Series International Growth Fund	5.2	4.7
Fidelity Series International Small Cap Fund	1.2	1.0
Fidelity Series International Value Fund	5.3	4.7
	14.7	13.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.6	4.7
Fidelity Series Inflation-Protected Bond Index Fund	1.7	9.7
Fidelity Series Investment Grade Bond Fund	26.6	21.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	36.1	38.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.2	6.1
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.4
	14.0	13.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.2%
International Equity Funds	14.7%
Bond Funds	36.1%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds**	35.2%
International Equity Funds	13.2%
Bond Funds	38.1%
Short-Term Funds	13.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	287,565	$ 26,651,508
Fidelity Advisor Series Equity-Income Fund (c)	4,098,668	51,397,293
Fidelity Advisor Series Growth & Income Fund (c)	3,100,591	40,679,760
Fidelity Advisor Series Growth Opportunities Fund (c)	2,401,895	25,652,239
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,635,480	22,880,359
Fidelity Advisor Series Small Cap Fund (c)	1,313,124	13,866,591
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,618,068	33,144,735
Fidelity Series 100 Index Fund (c)	1,220,772	14,856,796
Fidelity Series 1000 Value Index Fund (c)	564,071	6,024,276
Fidelity Series All-Sector Equity Fund (c)	2,578,769	36,412,220
Fidelity Series Commodity Strategy Fund (a)(c)	1,220,969	10,317,190
Fidelity Series Real Estate Equity Fund (c)	296,066	3,825,175
Fidelity Series Small Cap Opportunities Fund (c)	1,249,211	16,951,796
TOTAL DOMESTIC EQUITY FUNDS (Cost $250,555,835)		302,659,938
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund (c)	1,512,934	25,946,811
Fidelity Series International Growth Fund (c)	3,146,611	44,556,018
Fidelity Series International Small Cap Fund (c)	641,411	10,384,441
Fidelity Series International Value Fund (c)	4,055,184	45,093,645
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $102,522,930)		125,980,915
Bond Funds - 36.1%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	485,809	$ 4,955,256
Fidelity Series Floating Rate High Income Fund (c)	915,860	9,579,900
Fidelity Series High Income Fund (c)	4,563,589	48,328,406
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,498,653	14,761,732
Fidelity Series Investment Grade Bond Fund (c)	20,319,117	228,793,251
Fidelity Series Real Estate Income Fund (c)	367,055	4,140,386
TOTAL BOND FUNDS (Cost $306,084,232)		310,558,931
Short-Term Funds - 14.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,736,301	53,634,412
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	67,008,658	67,008,658
TOTAL SHORT-TERM FUNDS (Cost $120,517,341)		120,643,070
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $779,680,338)		859,842,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(192,253)
NET ASSETS - 100%		$ 859,650,601
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 37,256,333	$ 2,212,637	$ 21,954,464	$ -	$ 26,651,508
Fidelity Advisor Growth & Income Fund Institutional Class	19,844,540	464,881	22,020,009	-	-
Fidelity Advisor Large Cap Fund Institutional Class	20,021,126	608,263	24,176,130	-	-
Fidelity Advisor Series Equity-Income Fund	27,797,031	29,030,153	9,433,397	645,082	51,397,293
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	6,212,935	42,444,082	11,761,367	249,838	40,679,760
Fidelity Advisor Series Growth Opportunities Fund	-	27,994,309	4,091,061	10,005	25,652,239
Fidelity Advisor Series Opportunistic Insights Fund	19,617,134	4,330,708	5,998,504	-	22,880,359
Fidelity Advisor Series Small Cap Fund	-	15,508,758	2,431,247	11,066	13,866,591
Fidelity Advisor Series Stock Selector Large Cap Value Fund	27,908,639	10,374,157	8,695,462	268,058	33,144,735
Fidelity Advisor Short Fixed-Income Fund Institutional Class	51,871,108	13,754,253	11,935,629	440,148	53,634,412
Fidelity Advisor Small Cap Fund Institutional Class	15,266,503	723,877	18,334,928	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	20,001,900	16,165,740	65,819	67,008,658
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 6,173,658	$ 9,482,184	$ 2,063,747	$ 138,561	$ 14,856,796
Fidelity Series 1000 Value Index Fund	-	6,083,290	440,993	25,037	6,024,276
Fidelity Series All-Sector Equity Fund	49,620,547	6,328,279	24,953,530	327,395	36,412,220
Fidelity Series Commodity Strategy Fund	46,125,134	8,863,013	40,655,961	-	10,317,190
Fidelity Series Emerging Markets Debt Fund	5,750,850	613,710	1,043,333	283,140	4,955,256
Fidelity Series Emerging Markets Fund	25,236,844	5,029,761	4,945,243	264,052	25,946,811
Fidelity Series Floating Rate High Income Fund	10,542,272	1,218,712	2,022,285	431,396	9,579,900
Fidelity Series High Income Fund	43,273,952	12,954,302	8,284,239	2,359,629	48,328,406
Fidelity Series Inflation-Protected Bond Index Fund	91,127,240	8,765,103	79,244,487	14,075	14,761,732
Fidelity Series International Growth Fund	42,059,080	7,258,248	9,540,013	304,980	44,556,018
Fidelity Series International Small Cap Fund	8,602,872	2,420,537	2,134,541	81,200	10,384,441
Fidelity Series International Value Fund	41,792,652	10,785,299	12,821,298	932,321	45,093,645
Fidelity Series Investment Grade Bond Fund	196,591,693	80,506,955	43,920,669	5,019,054	228,793,251
Fidelity Series Large Cap Value Fund	28,205,834	14,916,472	39,427,267	372,532	-
Fidelity Series Real Estate Equity Fund	4,145,322	543,986	819,784	59,323	3,825,175
Fidelity Series Real Estate Income Fund	4,736,681	526,457	970,472	239,210	4,140,386
Fidelity Series Small Cap Opportunities Fund	17,772,438	4,490,075	7,107,145	3,807	16,951,796
Total	$ 910,724,915	$ 348,234,361	$ 437,392,945	$ 12,545,728	$ 859,842,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $779,680,338) - See accompanying schedule		$ 859,842,854
Receivable for investments sold		4,287,430
Receivable for fund shares sold		619,730
Total assets		864,750,014

Liabilities
Payable for investments purchased	$ 2,328,922
Payable for fund shares redeemed	2,578,660
Distribution and service plan fees payable	191,831
Total liabilities		5,099,413

Net Assets		$ 859,650,601
Net Assets consist of:
Paid in capital		$ 763,297,453
Undistributed net investment income		1,958,102
Accumulated undistributed net realized gain (loss) on investments		14,232,530
Net unrealized appreciation (depreciation) on investments		80,162,516
Net Assets		$ 859,650,601

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,833,984 ÷ 38,957,831 shares)		$ 12.91

Maximum offering price per share (100/94.25 of $12.91)		$ 13.70
Class T: Net Asset Value and redemption price per share ($124,997,313 ÷ 9,713,910 shares)		$ 12.87

Maximum offering price per share (100/96.50 of $12.87)		$ 13.34
Class B: Net Asset Value and offering price per share ($3,921,487 ÷ 303,691 shares)A		$ 12.91

Class C: Net Asset Value and offering price per share ($36,622,126 ÷ 2,862,388 shares)A		$ 12.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($191,275,691 ÷ 14,756,561 shares)		$ 12.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 12,545,728

Expenses
Distribution and service plan fees	$ 2,374,946
Independent trustees' compensation	3,410
Total expenses before reductions	2,378,356
Expense reductions	(3,410)	2,374,946
Net investment income (loss)		10,170,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,423,906
Capital gain distributions from underlying funds	18,747,159
Total net realized gain (loss)		36,171,065
Change in net unrealized appreciation (depreciation) on underlying funds		20,852,752
Net gain (loss)		57,023,817
Net increase (decrease) in net assets resulting from operations		$ 67,194,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,170,782	$ 11,478,269
Net realized gain (loss)	36,171,065	54,501,265
Change in net unrealized appreciation (depreciation)	20,852,752	(4,153,489)
Net increase (decrease) in net assets resulting from operations	67,194,599	61,826,045
Distributions to shareholders from net investment income	(9,511,361)	(11,763,830)
Distributions to shareholders from net realized gain	(28,968,103)	(6,303,241)
Total distributions	(38,479,464)	(18,067,071)
Share transactions - net increase (decrease)	(79,585,074)	(22,088,856)
Total increase (decrease) in net assets	(50,869,939)	21,670,118

Net Assets
Beginning of period	910,520,540	888,850,422
End of period (including undistributed net investment income of $1,958,102 and undistributed net investment income of $1,298,681, respectively)	$ 859,650,601	$ 910,520,540

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Income from Investment Operations
Net investment income (loss) C	.15	.16	.17	.15	.21
Net realized and unrealized gain (loss)	.82	.70	.12	1.17	2.76
Total from investment operations	.97	.86	.29	1.32	2.97
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.21)
Distributions from net realized gain	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.56)	(.25)	(.32) G	(.27)	(.29) F
Net asset value, end of period	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87
Total Return A,B	7.86%	7.33%	2.63%	12.27%	36.51%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.15%	1.33%	1.48%	1.38%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,834	$ 540,980	$ 552,770	$ 536,999	$ 478,025
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Income from Investment Operations
Net investment income (loss) C	.11	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.83	.69	.13	1.15	2.76
Total from investment operations	.94	.82	.27	1.28	2.94
Distributions from net investment income	(.11)	(.13)	(.14)	(.13)	(.19)
Distributions from net realized gain	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.53)	(.22)	(.29) G	(.23)	(.27) F
Net asset value, end of period	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83
Total Return A,B	7.62%	6.98%	2.43%	11.95%	36.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.90%	1.08%	1.23%	1.13%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,997	$ 127,353	$ 132,044	$ 152,126	$ 204,059
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Income from Investment Operations
Net investment income (loss) C	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.82	.70	.13	1.15	2.76
Total from investment operations	.87	.77	.21	1.22	2.89
Distributions from net investment income	(.03)	(.06)	(.07)	(.07)	(.13)
Distributions from net realized gain	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.45) H	(.15)	(.21) G	(.17)	(.22) F
Net asset value, end of period	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82
Total Return A,B	7.01%	6.51%	1.90%	11.37%	35.54%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.41%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,921	$ 6,474	$ 9,154	$ 15,842	$ 22,468
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

H Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Income from Investment Operations
Net investment income (loss) C	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.81	.69	.13	1.14	2.74
Total from investment operations	.86	.76	.21	1.21	2.87
Distributions from net investment income	(.05)	(.07)	(.08)	(.08)	(.14)
Distributions from net realized gain	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.46)	(.16)	(.23)	(.18)	(.22) F
Net asset value, end of period	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78
Total Return A,B	7.04%	6.49%	1.90%	11.33%	35.45%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.40%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,622	$ 38,562	$ 38,423	$ 44,764	$ 47,178
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Income from Investment Operations
Net investment income (loss) B	.18	.19	.20	.18	.23
Net realized and unrealized gain (loss)	.82	.70	.13	1.17	2.78
Total from investment operations	1.00	.89	.33	1.35	3.01
Distributions from net investment income	(.17)	(.19)	(.20)	(.20)	(.23)
Distributions from net realized gain	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.59)	(.28)	(.35) G	(.30)	(.32) F
Net asset value, end of period	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91
Total Return A	8.10%	7.56%	2.97%	12.50%	36.80%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.40%	1.58%	1.73%	1.63%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,276	$ 197,152	$ 156,459	$ 115,490	$ 75,569
Portfolio turnover rate C	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.6	4.5
Fidelity Advisor Series Equity-Income Fund	7.0	3.0
Fidelity Advisor Series Growth & Income Fund	5.4	3.0
Fidelity Advisor Series Growth Opportunities Fund	3.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.1	2.3
Fidelity Advisor Series Small Cap Fund	1.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.5	3.0
Fidelity Series 100 Index Fund	1.9	0.7
Fidelity Series 1000 Value Index Fund	0.7	0.0
Fidelity Series All-Sector Equity Fund	4.9	5.6
Fidelity Series Commodity Strategy Fund	1.2	5.3
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	2.3	2.0
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.3
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.8
Fidelity Series Large Cap Value Fund	0.0	3.0
	40.4	36.9
International Equity Funds
Fidelity Series Emerging Markets Fund	3.5	2.9
Fidelity Series International Growth Fund	5.9	5.0
Fidelity Series International Small Cap Fund	1.4	1.0
Fidelity Series International Value Fund	6.0	5.0
	16.8	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.8	4.7
Fidelity Series Inflation-Protected Bond Index Fund	1.3	9.9
Fidelity Series Investment Grade Bond Fund	23.8	22.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	33.0	39.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.3	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.4
	9.8	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.4%
International Equity Funds	16.8%
Bond Funds	33.0%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds**	36.9%
International Equity Funds	13.9%
Bond Funds	39.4%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 40.4%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	734,457	$ 68,069,520
Fidelity Advisor Series Equity-Income Fund (c)	10,550,849	132,307,650
Fidelity Advisor Series Growth & Income Fund (c)	7,765,472	101,882,993
Fidelity Advisor Series Growth Opportunities Fund (c)	6,020,806	64,302,206
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,227,582	59,143,879
Fidelity Advisor Series Small Cap Fund (c)	3,410,179	36,011,492
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,702,531	84,854,048
Fidelity Series 100 Index Fund (c)	2,980,934	36,277,966
Fidelity Series 1000 Value Index Fund (c)	1,224,991	13,082,904
Fidelity Series All-Sector Equity Fund (c)	6,535,259	92,277,856
Fidelity Series Commodity Strategy Fund (a)(c)	2,642,768	22,331,388
Fidelity Series Real Estate Equity Fund (c)	669,105	8,644,837
Fidelity Series Small Cap Opportunities Fund (c)	3,208,552	43,540,057
TOTAL DOMESTIC EQUITY FUNDS (Cost $631,500,403)		762,726,796
International Equity Funds - 16.8%

Fidelity Series Emerging Markets Fund (c)	3,820,433	65,520,421
Fidelity Series International Growth Fund (c)	7,935,915	112,372,553
Fidelity Series International Small Cap Fund (c)	1,642,517	26,592,348
Fidelity Series International Value Fund (c)	10,215,888	113,600,676
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $258,146,968)		318,085,998
Bond Funds - 33.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,040,583	$ 10,613,949
Fidelity Series Floating Rate High Income Fund (c)	2,005,878	20,981,485
Fidelity Series High Income Fund (c)	10,374,732	109,868,417
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,473,670	24,365,652
Fidelity Series Investment Grade Bond Fund (c)	39,943,788	449,767,050
Fidelity Series Real Estate Income Fund (c)	803,731	9,066,091
TOTAL BOND FUNDS (Cost $614,227,773)		624,662,644
Short-Term Funds - 9.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,745,118	81,766,853
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	102,948,070	102,948,070
TOTAL SHORT-TERM FUNDS (Cost $183,260,494)		184,714,923
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,687,135,638)		1,890,190,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,312)
NET ASSETS - 100%		$ 1,889,794,049
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 84,657,466	$ 2,646,933	$ 40,460,852	$ -	$ 68,069,520
Fidelity Advisor Growth & Income Fund Institutional Class	44,873,207	488,411	49,209,139	-	-
Fidelity Advisor Large Cap Fund Institutional Class	45,274,051	582,756	53,855,519	-	-
Fidelity Advisor Series Equity-Income Fund	61,416,234	97,955,790	36,562,926	1,558,483	132,307,650
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	13,693,032	96,259,078	16,860,447	590,325	101,882,993
Fidelity Advisor Series Growth Opportunities Fund	-	63,560,901	3,489,194	24,875	64,302,206
Fidelity Advisor Series Opportunistic Insights Fund	43,357,108	21,086,879	16,708,750	-	59,143,879
Fidelity Advisor Series Small Cap Fund	-	37,062,712	3,016,639	28,376	36,011,492
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,668,338	31,679,340	16,586,741	721,726	84,854,048
Fidelity Advisor Short Fixed-Income Fund Institutional Class	86,474,459	11,249,679	15,856,609	689,646	81,766,853
Fidelity Advisor Small Cap Fund Institutional Class	34,707,632	1,111,372	41,122,318	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	16,488,085	18,738,529	103,382	102,948,070
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 13,918,390	$ 23,334,184	$ 4,106,494	$ 510,112	$ 36,277,966
Fidelity Series 1000 Value Index Fund	-	13,031,555	792,862	55,809	13,082,904
Fidelity Series All-Sector Equity Fund	112,351,689	13,172,689	45,005,556	799,958	92,277,856
Fidelity Series Commodity Strategy Fund	105,007,756	16,278,683	90,129,886	-	22,331,388
Fidelity Series Emerging Markets Debt Fund	12,205,213	1,156,030	1,977,140	599,472	10,613,949
Fidelity Series Emerging Markets Fund	56,762,125	16,516,480	9,221,716	575,015	65,520,421
Fidelity Series Floating Rate High Income Fund	21,465,667	3,076,694	3,226,567	923,287	20,981,485
Fidelity Series High Income Fund	92,367,830	31,016,693	14,412,272	5,148,189	109,868,417
Fidelity Series Inflation-Protected Bond Index Fund	195,025,325	20,162,890	179,209,673	22,999	24,365,652
Fidelity Series International Growth Fund	94,342,991	23,246,421	16,322,796	749,886	112,372,553
Fidelity Series International Small Cap Fund	19,264,544	7,712,027	3,855,435	198,009	26,592,348
Fidelity Series International Value Fund	93,717,826	32,304,808	24,576,536	2,377,165	113,600,676
Fidelity Series Investment Grade Bond Fund	443,590,585	84,871,112	68,191,487	10,578,439	449,767,050
Fidelity Series Large Cap Value Fund	63,335,231	32,713,071	87,641,494	841,419	-
Fidelity Series Real Estate Equity Fund	9,445,628	892,476	1,616,799	133,091	8,644,837
Fidelity Series Real Estate Income Fund	11,099,419	1,167,428	2,827,322	545,178	9,066,091
Fidelity Series Small Cap Opportunities Fund	40,393,393	13,650,039	14,748,078	9,760	43,540,057
Total	$ 1,965,613,653	$ 714,475,216	$ 880,329,776	$ 27,784,601	$ 1,890,190,361
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,687,135,638) - See accompanying schedule		$ 1,890,190,361
Receivable for investments sold		4,342,559
Receivable for fund shares sold		2,279,742
Receivable from affiliate for expense reductions		31
Total assets		1,896,812,693

Liabilities
Payable for investments purchased	$ 3,367,516
Payable for fund shares redeemed	3,255,446
Distribution and service plan fees payable	395,682
Total liabilities		7,018,644

Net Assets		$ 1,889,794,049
Net Assets consist of:
Paid in capital		$ 1,648,721,373
Undistributed net investment income		3,962,527
Accumulated undistributed net realized gain (loss) on investments		34,055,426
Net unrealized appreciation (depreciation) on investments		203,054,723
Net Assets		$ 1,889,794,049
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,086,605,929 ÷ 84,442,196 shares)		$ 12.87

Maximum offering price per share (100/94.25 of $12.87)		$ 13.66
Class T: Net Asset Value and redemption price per share ($226,663,425 ÷ 17,640,621 shares)		$ 12.85

Maximum offering price per share (100/96.50 of $12.85)		$ 13.32
Class B: Net Asset Value and offering price per share ($12,231,724 ÷ 952,279 shares)A		$ 12.84

Class C: Net Asset Value and offering price per share ($75,682,000 ÷ 5,926,591 shares)A		$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($488,610,971 ÷ 37,701,361 shares)		$ 12.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 27,784,601

Expenses
Distribution and service plan fees	$ 4,875,626
Independent trustees' compensation	7,369
Total expenses before reductions	4,882,995
Expense reductions	(7,369)	4,875,626
Net investment income (loss)		22,908,975
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,255,666
Capital gain distributions from underlying funds	43,661,642
Total net realized gain (loss)		80,917,308
Change in net unrealized appreciation (depreciation) on underlying funds		53,175,889
Net gain (loss)		134,093,197
Net increase (decrease) in net assets resulting from operations		$ 157,002,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,908,975	$ 24,573,510
Net realized gain (loss)	80,917,308	92,864,023
Change in net unrealized appreciation (depreciation)	53,175,889	17,904,608
Net increase (decrease) in net assets resulting from operations	157,002,172	135,342,141
Distributions to shareholders from net investment income	(21,780,486)	(24,816,448)
Distributions to shareholders from net realized gain	(75,463,568)	(13,437,037)
Total distributions	(97,244,054)	(38,253,485)
Share transactions - net increase (decrease)	(135,136,394)	111,574,961
Total increase (decrease) in net assets	(75,378,276)	208,663,617

Net Assets
Beginning of period	1,965,172,325	1,756,508,708
End of period (including undistributed net investment income of $3,962,527 and undistributed net investment income of $2,834,039, respectively)	$ 1,889,794,049	$ 1,965,172,325

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Income from Investment Operations
Net investment income (loss) C	.15	.16	.17	.16	.20
Net realized and unrealized gain (loss)	.89	.71	.13	1.16	2.84
Total from investment operations	1.04	.87	.30	1.32	3.04
Distributions from net investment income	(.15)	(.16)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.64) G	(.25)	(.32)	(.26)	(.28) F
Net asset value, end of period	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81
Total Return A,B	8.54%	7.45%	2.71%	12.36%	37.95%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.19%	1.36%	1.50%	1.42%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,086,606	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

G Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Income from Investment Operations
Net investment income (loss) C	.12	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.88	.72	.13	1.16	2.82
Total from investment operations	1.00	.85	.27	1.29	3.00
Distributions from net investment income	(.11)	(.13)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.61)	(.22)	(.29)	(.23)	(.25) F
Net asset value, end of period	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79
Total Return A,B	8.20%	7.28%	2.44%	12.09%	37.53%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.94%	1.11%	1.25%	1.17%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,663	$ 227,022	$ 213,366	$ 236,106	$ 225,384
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Income from Investment Operations
Net investment income (loss) C	.06	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.88	.71	.13	1.16	2.82
Total from investment operations	.94	.78	.22	1.23	2.95
Distributions from net investment income	(.05)	(.06)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.54)	(.15)	(.23) G	(.17)	(.21) F
Net asset value, end of period	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76
Total Return A,B	7.68%	6.65%	1.95%	11.51%	36.85%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,232	$ 17,411	$ 23,552	$ 32,762	$ 35,932
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.05	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.88	.71	.13	1.15	2.82
Total from investment operations	.93	.78	.22	1.22	2.95
Distributions from net investment income	(.06)	(.07)	(.09)	(.07)	(.13)
Distributions from net realized gain	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.55)	(.16)	(.24)	(.17)	(.21) F
Net asset value, end of period	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74
Total Return A,B	7.65%	6.70%	1.98%	11.49%	36.97%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,682	$ 72,115	$ 70,220	$ 70,396	$ 64,801
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Income from Investment Operations
Net investment income (loss) B	.18	.19	.20	.19	.23
Net realized and unrealized gain (loss)	.90	.72	.14	1.17	2.85
Total from investment operations	1.08	.91	.34	1.36	3.08
Distributions from net investment income	(.18)	(.19)	(.19)	(.19)	(.22)
Distributions from net realized gain	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.68)	(.28)	(.35) G	(.29)	(.30) F
Net asset value, end of period	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87
Total Return A	8.75%	7.74%	3.01%	12.67%	38.30%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.44%	1.61%	1.75%	1.67%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,611	$ 467,604	$ 348,068	$ 238,655	$ 137,487
Portfolio turnover rate C	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	4.8
Fidelity Advisor Series Equity-Income Fund	7.8	3.3
Fidelity Advisor Series Growth & Income Fund	6.0	3.2
Fidelity Advisor Series Growth Opportunities Fund	3.6	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.5	2.5
Fidelity Advisor Series Small Cap Fund	2.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	3.3
Fidelity Series 100 Index Fund	2.2	0.8
Fidelity Series 1000 Value Index Fund	0.9	0.0
Fidelity Series All-Sector Equity Fund	5.3	6.0
Fidelity Series Commodity Strategy Fund	1.2	5.7
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.6	2.2
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.4
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.9
Fidelity Series Large Cap Value Fund	0.0	3.2
	44.5	39.8
International Equity Funds
Fidelity Series Emerging Markets Fund	3.9	3.2
Fidelity Series International Growth Fund	6.6	5.3
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.6	5.4
	18.6	15.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.0	1.1
Fidelity Series High Income Fund	6.0	5.1
Fidelity Series Inflation-Protected Bond Index Fund	0.9	8.3
Fidelity Series Investment Grade Bond Fund	21.5	22.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	30.6	37.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.8	3.3
Fidelity Institutional Money Market Portfolio Institutional Class	3.5	4.0
	6.3	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.5%
International Equity Funds	18.6%
Bond Funds	30.6%
Short-Term Funds	6.3%

Six months ago
Domestic Equity Funds**	39.8%
International Equity Funds	15.0%
Bond Funds	37.9%
Short-Term Funds	7.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	1,499,271	$ 138,952,414
Fidelity Advisor Series Equity-Income Fund (c)	20,988,283	263,193,072
Fidelity Advisor Series Growth & Income Fund (c)	15,597,599	204,640,504
Fidelity Advisor Series Growth Opportunities Fund (c)	11,465,573	122,452,317
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,386,895	117,332,657
Fidelity Advisor Series Small Cap Fund (c)	6,589,385	69,583,906
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,885,009	163,124,211
Fidelity Series 100 Index Fund (c)	6,107,258	74,325,330
Fidelity Series 1000 Value Index Fund (c)	2,815,960	30,074,450
Fidelity Series All-Sector Equity Fund (c)	12,627,108	178,294,761
Fidelity Series Commodity Strategy Fund (a)(c)	4,836,002	40,864,214
Fidelity Series Real Estate Equity Fund (c)	1,361,434	17,589,729
Fidelity Series Small Cap Opportunities Fund (c)	6,401,660	86,870,526
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,258,941,090)		1,507,298,091
International Equity Funds - 18.6%

Fidelity Series Emerging Markets Fund (c)	7,766,320	133,192,392
Fidelity Series International Growth Fund (c)	15,747,459	222,984,013
Fidelity Series International Small Cap Fund (c)	3,133,464	50,730,785
Fidelity Series International Value Fund (c)	20,195,752	224,576,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $523,874,293)		631,483,953
Bond Funds - 30.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,224,562	$ 22,690,533
Fidelity Series Floating Rate High Income Fund (c)	3,408,116	35,648,893
Fidelity Series High Income Fund (c)	19,239,011	203,741,125
Fidelity Series Inflation-Protected Bond Index Fund (c)	3,069,587	30,235,429
Fidelity Series Investment Grade Bond Fund (c)	64,719,353	728,739,921
Fidelity Series Real Estate Income Fund (c)	1,438,886	16,230,635
TOTAL BOND FUNDS (Cost $1,030,720,265)		1,037,286,536
Short-Term Funds - 6.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	10,221,690	95,572,803
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	118,288,330	118,288,330
TOTAL SHORT-TERM FUNDS (Cost $212,795,731)		213,861,133
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,026,331,379)		3,389,929,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		(704,291)
NET ASSETS - 100%		$ 3,389,225,422
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 154,490,981	$ 7,080,470	$ 62,736,748	$ -	$ 138,952,414
Fidelity Advisor Growth & Income Fund Institutional Class	82,252,688	1,179,659	90,548,966	-	-
Fidelity Advisor Large Cap Fund Institutional Class	82,897,919	1,489,293	99,191,680	-	-
Fidelity Advisor Series Equity-Income Fund	112,102,324	187,171,613	53,873,571	2,953,152	263,193,072
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	25,056,657	185,293,488	23,015,032	1,132,631	204,640,504
Fidelity Advisor Series Growth Opportunities Fund	-	119,975,228	5,407,209	46,422	122,452,317
Fidelity Advisor Series Opportunistic Insights Fund	79,114,060	39,086,958	22,233,196	-	117,332,657
Fidelity Advisor Series Small Cap Fund	-	69,192,481	3,314,767	53,392	69,583,906
Fidelity Advisor Series Stock Selector Large Cap Value Fund	112,492,720	61,819,774	26,010,022	1,367,707	163,124,211
Fidelity Advisor Short Fixed-Income Fund Institutional Class	99,769,271	18,729,879	22,821,098	827,838	95,572,803
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Small Cap Fund Institutional Class	$ 63,218,442	$ 2,242,507	$ 75,261,971	$ -	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	22,445,569	25,770,389	124,388	118,288,330
Fidelity Series 100 Index Fund	25,520,060	50,854,382	7,982,728	1,341,643	74,325,330
Fidelity Series 1000 Value Index Fund	-	29,350,637	1,152,546	109,853	30,074,450
Fidelity Series All-Sector Equity Fund	206,104,762	26,564,719	75,925,432	1,522,681	178,294,761
Fidelity Series Commodity Strategy Fund	192,966,991	30,217,831	166,275,567	-	40,864,214
Fidelity Series Emerging Markets Debt Fund	24,323,444	3,170,745	3,259,970	1,232,719	22,690,533
Fidelity Series Emerging Markets Fund	104,167,314	41,982,710	15,669,028	1,165,817	133,192,392
Fidelity Series Floating Rate High Income Fund	35,417,859	5,257,591	4,463,884	1,529,117	35,648,893
Fidelity Series High Income Fund	176,298,804	52,510,587	26,649,489	9,635,795	203,741,125
Fidelity Series Inflation-Protected Bond Index Fund	270,384,921	38,335,391	262,522,053	28,694	30,235,429
Fidelity Series International Growth Fund	172,481,169	54,836,729	24,971,175	1,411,701	222,984,013
Fidelity Series International Small Cap Fund	35,093,991	14,949,768	5,829,401	327,080	50,730,785
Fidelity Series International Value Fund	170,880,200	57,055,418	25,903,782	4,303,513	224,576,763
Fidelity Series Investment Grade Bond Fund	714,114,976	119,269,129	87,256,198	17,284,265	728,739,921
Fidelity Series Large Cap Value Fund	117,278,679	61,460,009	163,054,730	1,568,977	-
Fidelity Series Real Estate Equity Fund	17,572,853	2,556,866	2,436,999	255,328	17,589,729
Fidelity Series Real Estate Income Fund	19,257,908	3,041,865	5,373,782	979,295	16,230,635
Fidelity Series Small Cap Opportunities Fund	73,572,021	26,524,342	21,176,552	19,228	86,870,526
Total	$ 3,288,444,165	$ 1,333,645,638	$ 1,410,087,965	$ 49,221,236	$ 3,389,929,713
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $3,026,331,379) - See accompanying schedule		$ 3,389,929,713
Receivable for investments sold		7,154,573
Receivable for fund shares sold		3,217,872
Receivable from affiliate for expense reductions		213
Total assets		3,400,302,371

Liabilities
Payable for investments purchased	$ 4,936,551
Payable for fund shares redeemed	5,434,450
Distribution and service plan fees payable	705,948
Total liabilities		11,076,949

Net Assets		$ 3,389,225,422
Net Assets consist of:
Paid in capital		$ 2,967,919,045
Undistributed net investment income		6,557,183
Accumulated undistributed net realized gain (loss) on investments		51,150,860
Net unrealized appreciation (depreciation) on investments		363,598,334
Net Assets		$ 3,389,225,422

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,910,164,436 ÷ 141,072,599 shares)		$ 13.54

Maximum offering price per share (100/94.25 of $13.54)		$ 14.37
Class T: Net Asset Value and redemption price per share ($465,828,283 ÷ 34,409,341 shares)		$ 13.54

Maximum offering price per share (100/96.50 of $13.54)		$ 14.03
Class B: Net Asset Value and offering price per share ($24,059,924 ÷ 1,777,847 shares)A		$ 13.53

Class C: Net Asset Value and offering price per share ($113,193,999 ÷ 8,415,260 shares)A		$ 13.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($875,978,780 ÷ 64,254,705 shares)		$ 13.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 49,221,236

Expenses
Distribution and service plan fees	$ 8,453,404
Independent trustees' compensation	12,664
Total expenses before reductions	8,466,068
Expense reductions	(12,664)	8,453,404
Net investment income (loss)		40,767,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	49,726,144
Capital gain distributions from underlying funds	80,704,536
Total net realized gain (loss)		130,430,680
Change in net unrealized appreciation (depreciation) on underlying funds		128,202,291
Net gain (loss)		258,632,971
Net increase (decrease) in net assets resulting from operations		$ 299,400,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,767,832	$ 42,540,294
Net realized gain (loss)	130,430,680	163,159,519
Change in net unrealized appreciation (depreciation)	128,202,291	31,602,843
Net increase (decrease) in net assets resulting from operations	299,400,803	237,302,656
Distributions to shareholders from net investment income	(39,035,868)	(42,626,632)
Distributions to shareholders from net realized gain	(136,956,119)	(20,099,722)
Total distributions	(175,991,987)	(62,726,354)
Share transactions - net increase (decrease)	(21,965,032)	290,138,617
Total increase (decrease) in net assets	101,443,784	464,714,919

Net Assets
Beginning of period	3,287,781,638	2,823,066,719
End of period (including undistributed net investment income of $6,557,183 and undistributed net investment income of $4,825,219, respectively)	$ 3,389,225,422	$ 3,287,781,638

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Income from Investment Operations
Net investment income (loss)C	.16	.18	.19	.16	.20
Net realized and unrealized gain (loss)	1.04	.78	.06	1.36	3.32
Total from investment operations	1.20	.96	.25	1.52	3.52
Distributions from net investment income	(.16)	(.18)	(.18)	(.17)	(.19)
Distributions from net realized gain	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.71)	(.26)	(.35) G	(.28)	(.28) F
Net asset value, end of period	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21
Total Return A,B	9.38%	7.91%	2.23%	13.73%	44.32%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.44%	1.55%	1.43%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,910,164	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Income from Investment Operations
Net investment income (loss) C	.13	.15	.16	.13	.17
Net realized and unrealized gain (loss)	1.03	.79	.05	1.37	3.32
Total from investment operations	1.16	.94	.21	1.50	3.49
Distributions from net investment income	(.13)	(.15)	(.15)	(.13)	(.16)
Distributions from net realized gain	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.67) I	(.23)	(.32) H	(.25) G	(.25) F
Net asset value, end of period	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20
Total Return A,B	9.11%	7.72%	1.86%	13.50%	44.02%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.19%	1.30%	1.18%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,828	$ 430,153	$ 386,416	$ 424,707	$ 488,097
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

I Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Income from Investment Operations
Net investment income (loss) C	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	1.03	.79	.06	1.35	3.31
Total from investment operations	1.09	.88	.16	1.43	3.43
Distributions from net investment income	(.05)	(.08)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.60) G	(.16)	(.25)	(.19)	(.20) F
Net asset value, end of period	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17
Total Return A,B	8.49%	7.19%	1.39%	12.87%	43.34%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,060	$ 33,074	$ 43,138	$ 61,856	$ 71,888
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Income from Investment Operations
Net investment income (loss) C	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	1.03	.78	.06	1.34	3.31
Total from investment operations	1.09	.87	.16	1.42	3.43
Distributions from net investment income	(.07)	(.08)	(.09)	(.08)	(.12)
Distributions from net realized gain	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.61)	(.17) G	(.26)	(.19)	(.21) F
Net asset value, end of period	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14
Total Return A,B	8.57%	7.13%	1.43%	12.89%	43.38%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,194	$ 102,576	$ 97,550	$ 101,019	$ 93,237
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Income from Investment Operations
Net investment income (loss) B	.20	.21	.22	.19	.22
Net realized and unrealized gain (loss)	1.03	.80	.05	1.38	3.34
Total from investment operations	1.23	1.01	.27	1.57	3.56
Distributions from net investment income	(.19)	(.21)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.74)	(.29)	(.38) G	(.31)	(.30) F
Net asset value, end of period	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27
Total Return A	9.58%	8.28%	2.39%	14.09%	44.65%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.69%	1.80%	1.68%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,979	$ 777,288	$ 555,462	$ 365,157	$ 214,905
Portfolio turnover rate C	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.0	6.0
Fidelity Advisor Series Equity-Income Fund	9.0	4.0
Fidelity Advisor Series Growth & Income Fund	6.7	3.9
Fidelity Advisor Series Growth Opportunities Fund	4.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.9	3.1
Fidelity Advisor Series Small Cap Fund	2.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.8	4.0
Fidelity Series 100 Index Fund	2.6	0.9
Fidelity Series 1000 Value Index Fund	1.0	0.0
Fidelity Series All-Sector Equity Fund	6.2	7.4
Fidelity Series Commodity Strategy Fund	1.3	7.1
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	3.0	2.7
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.9
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.3
Fidelity Series Large Cap Value Fund	0.0	3.9
	51.8	48.8
International Equity Funds
Fidelity Series Emerging Markets Fund	4.7	3.8
Fidelity Series International Growth Fund	7.7	6.5
Fidelity Series International Small Cap Fund	1.7	1.3
Fidelity Series International Value Fund	7.7	6.6
	21.8	18.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.9	0.9
Fidelity Series High Income Fund	6.3	6.8
Fidelity Series Inflation-Protected Bond Index Fund	0.5	5.6
Fidelity Series Investment Grade Bond Fund	17.1	17.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	26.0	32.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.2	0.5
	0.4	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.8%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds**	48.8%
International Equity Funds	18.2%
Bond Funds	32.0%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	1,739,057	$ 161,175,772
Fidelity Advisor Series Equity-Income Fund (c)	23,346,189	292,761,215
Fidelity Advisor Series Growth & Income Fund (c)	16,641,014	218,330,109
Fidelity Advisor Series Growth Opportunities Fund (c)	13,139,761	140,332,644
Fidelity Advisor Series Opportunistic Insights Fund (c)	9,132,154	127,758,835
Fidelity Advisor Series Small Cap Fund (c)	7,353,988	77,658,110
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,828,127	187,724,084
Fidelity Series 100 Index Fund (c)	6,848,963	83,351,878
Fidelity Series 1000 Value Index Fund (c)	3,157,590	33,723,065
Fidelity Series All-Sector Equity Fund (c)	14,146,509	199,748,704
Fidelity Series Commodity Strategy Fund (a)(c)	4,940,441	41,746,724
Fidelity Series Real Estate Equity Fund (c)	1,567,115	20,247,127
Fidelity Series Small Cap Opportunities Fund (c)	7,200,883	97,715,981
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,405,839,607)		1,682,274,248
International Equity Funds - 21.8%

Fidelity Series Emerging Markets Fund (c)	8,868,347	152,092,142
Fidelity Series International Growth Fund (c)	17,793,395	251,954,473
Fidelity Series International Small Cap Fund (c)	3,496,376	56,606,327
Fidelity Series International Value Fund (c)	22,455,493	249,705,079
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $592,982,653)		710,358,021
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,118,533	$ 21,609,039
Fidelity Series Floating Rate High Income Fund (c)	2,810,985	29,402,899
Fidelity Series High Income Fund (c)	19,451,354	205,989,836
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,653,910	16,291,016
Fidelity Series Investment Grade Bond Fund (c)	49,290,452	555,010,492
Fidelity Series Real Estate Income Fund (c)	1,378,022	15,544,088
TOTAL BOND FUNDS (Cost $834,912,782)		843,847,370
Short-Term Funds - 0.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	541,268	5,060,855
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	8,293,580	8,293,580
TOTAL SHORT-TERM FUNDS (Cost $13,315,844)		13,354,435
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,847,050,886)		3,249,834,074
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,841)
NET ASSETS - 100%		$ 3,249,187,233
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 168,222,574	$ 13,479,942	$ 65,838,832	$ -	$ 161,175,772
Fidelity Advisor Growth & Income Fund Institutional Class	89,324,444	2,811,266	99,939,107	-	-
Fidelity Advisor Large Cap Fund Institutional Class	90,137,343	3,660,575	110,306,363	-	-
Fidelity Advisor Series Equity-Income Fund	118,699,060	179,039,606	24,290,238	3,239,331	292,761,215
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	26,284,215	196,123,896	22,539,075	1,233,577	218,330,109
Fidelity Advisor Series Growth Opportunities Fund	-	136,848,221	5,528,074	53,012	140,332,644
Fidelity Advisor Series Opportunistic Insights Fund	83,888,742	35,132,758	14,538,510	-	127,758,835
Fidelity Advisor Series Small Cap Fund	-	76,819,587	3,318,480	59,050	77,658,110
Fidelity Advisor Series Stock Selector Large Cap Value Fund	119,562,234	72,814,876	21,075,960	1,496,503	187,724,084
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,663,635	4,902,850	9,499,422	74,527	5,060,855
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Small Cap Fund Institutional Class	$ 68,924,591	$ 4,099,143	$ 83,998,637	$ -	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	7,502,371	10,984,934	12,013	8,293,580
Fidelity Series 100 Index Fund	27,794,239	55,631,173	6,286,898	970,990	83,351,878
Fidelity Series 1000 Value Index Fund	-	32,960,182	1,241,077	124,831	33,723,065
Fidelity Series All-Sector Equity Fund	223,124,251	35,178,604	82,813,123	1,690,245	199,748,704
Fidelity Series Commodity Strategy Fund	209,981,372	44,701,054	195,124,504	-	41,746,724
Fidelity Series Emerging Markets Debt Fund	21,302,722	3,841,520	2,186,971	1,126,153	21,609,039
Fidelity Series Emerging Markets Fund	111,535,501	48,599,656	11,036,020	1,379,300	152,092,142
Fidelity Series Floating Rate High Income Fund	26,695,868	5,881,598	2,740,662	1,195,341	29,402,899
Fidelity Series High Income Fund	202,125,088	35,081,775	32,949,570	10,965,986	205,989,836
Fidelity Series Inflation-Protected Bond Index Fund	157,454,593	30,736,810	162,635,573	15,706	16,291,016
Fidelity Series International Growth Fund	184,869,495	64,033,670	20,351,922	1,610,157	251,954,473
Fidelity Series International Small Cap Fund	37,686,968	15,983,022	4,420,315	395,173	56,606,327
Fidelity Series International Value Fund	183,537,602	62,458,944	21,487,332	5,094,831	249,705,079
Fidelity Series Investment Grade Bond Fund	501,358,646	114,909,069	49,297,880	12,700,638	555,010,492
Fidelity Series Large Cap Value Fund	126,349,210	72,904,036	180,844,898	1,793,967	-
Fidelity Series Real Estate Equity Fund	18,637,135	3,647,305	1,993,606	285,847	20,247,127
Fidelity Series Real Estate Income Fund	15,704,734	2,738,428	2,381,354	851,783	15,544,088
Fidelity Series Small Cap Opportunities Fund	80,339,838	28,414,586	19,845,458	21,691	97,715,981
Total	$ 2,914,980,243	$ 1,390,936,523	$ 1,269,494,795	$ 46,390,652	$ 3,249,834,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,847,050,886) - See accompanying schedule		$ 3,249,834,074
Cash		8
Receivable for investments sold		11,514,174
Receivable for fund shares sold		2,960,987
Receivable from affiliate for expense reductions		452
Total assets		3,264,309,695

Liabilities
Payable for investments purchased	$ 7,472,970
Payable for fund shares redeemed	7,002,258
Distribution and service plan fees payable	647,234
Total liabilities		15,122,462

Net Assets		$ 3,249,187,233
Net Assets consist of:
Paid in capital		$ 2,791,452,566
Undistributed net investment income		5,332,978
Accumulated undistributed net realized gain (loss) on investments		49,618,501
Net unrealized appreciation (depreciation) on investments		402,783,188
Net Assets		$ 3,249,187,233

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,907,797,170 ÷ 143,148,888 shares)		$ 13.33

Maximum offering price per share (100/94.25 of $13.33)		$ 14.14
Class T: Net Asset Value and redemption price per share ($387,918,522 ÷ 29,054,520 shares)		$ 13.35

Maximum offering price per share (100/96.50 of $13.35)		$ 13.83
Class B: Net Asset Value and offering price per share ($17,697,976 ÷ 1,334,020 shares)A		$ 13.27

Class C: Net Asset Value and offering price per share ($89,401,884 ÷ 6,780,076 shares)A		$ 13.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($846,371,681 ÷ 63,032,449 shares)		$ 13.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 46,390,652

Expenses
Distribution and service plan fees	$ 7,481,700
Independent trustees' compensation	11,651
Total expenses before reductions	7,493,351
Expense reductions	(11,651)	7,481,700
Net investment income (loss)		38,908,952
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,894,711
Capital gain distributions from underlying funds	88,503,422
Total net realized gain (loss)		122,398,133
Change in net unrealized appreciation (depreciation) on underlying funds		179,518,027
Net gain (loss)		301,916,160
Net increase (decrease) in net assets resulting from operations		$ 340,825,112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,908,952	$ 39,243,788
Net realized gain (loss)	122,398,133	155,185,524
Change in net unrealized appreciation (depreciation)	179,518,027	39,571,192
Net increase (decrease) in net assets resulting from operations	340,825,112	234,000,504
Distributions to shareholders from net investment income	(37,620,928)	(38,848,941)
Distributions to shareholders from net realized gain	(153,387,663)	(14,347,444)
Total distributions	(191,008,591)	(53,196,385)
Share transactions - net increase (decrease)	184,975,743	370,631,756
Total increase (decrease) in net assets	334,792,264	551,435,875

Net Assets
Beginning of period	2,914,394,969	2,362,959,094
End of period (including undistributed net investment income of $5,332,978 and undistributed net investment income of $4,044,954, respectively)	$ 3,249,187,233	$ 2,914,394,969

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Income from Investment Operations
Net investment income (loss) C	.16	.18	.18	.16	.18
Net realized and unrealized gain (loss)	1.26	.88	(.01)	1.43	3.32
Total from investment operations	1.42	1.06	.17	1.59	3.50
Distributions from net investment income	(.16)	(.18)	(.17)	(.16)	(.17)
Distributions from net realized gain	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.81) H	(.25)	(.35)	(.26) G	(.25) F
Net asset value, end of period	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76
Total Return A, B	11.54%	9.00%	1.61%	14.97%	46.86%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.54%	1.56%	1.42%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,907,797	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

H Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.13	.15
Net realized and unrealized gain (loss)	1.26	.88	(.01)	1.43	3.34
Total from investment operations	1.39	1.03	.14	1.56	3.49
Distributions from net investment income	(.13)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.78) H	(.22)	(.32)	(.23) G	(.23) F
Net asset value, end of period	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78
Total Return A, B	11.27%	8.74%	1.33%	14.67%	46.60%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.29%	1.31%	1.17%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,919	$ 324,352	$ 257,594	$ 258,166	$ 230,003
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

H Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Income from Investment Operations
Net investment income (loss) C	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	1.26	.88	(.01)	1.42	3.32
Total from investment operations	1.32	.97	.08	1.49	3.42
Distributions from net investment income	(.06)	(.08)	(.08)	(.07)	(.10)
Distributions from net realized gain	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.71)	(.15)	(.25)	(.18)	(.19) F
Net asset value, end of period	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70
Total Return A, B	10.71%	8.26%	.82%	14.02%	45.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,698	$ 23,061	$ 29,202	$ 38,946	$ 38,816
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Income from Investment Operations
Net investment income (loss) C	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	1.25	.87	(.01)	1.41	3.31
Total from investment operations	1.31	.96	.08	1.48	3.41
Distributions from net investment income	(.07)	(.10)	(.09)	(.08)	(.11)
Distributions from net realized gain	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.72)	(.16) H	(.26)	(.18) G	(.19) F
Net asset value, end of period	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68
Total Return A, B	10.71%	8.23%	.86%	14.01%	45.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,402	$ 74,415	$ 66,126	$ 61,640	$ 52,756
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Income from Investment Operations
Net investment income (loss) B	.19	.22	.21	.19	.20
Net realized and unrealized gain (loss)	1.28	.88	(.02)	1.44	3.35
Total from investment operations	1.47	1.10	.19	1.63	3.55
Distributions from net investment income	(.19)	(.21)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.85)	(.28)	(.37) G	(.29)	(.27) F
Net asset value, end of period	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83
Total Return A	11.81%	9.29%	1.84%	15.23%	47.31%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.79%	1.81%	1.67%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 846,372	$ 686,540	$ 470,704	$ 284,309	$ 140,948
Portfolio turnover rate C	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	6.3
Fidelity Advisor Series Equity-Income Fund	10.9	4.3
Fidelity Advisor Series Growth & Income Fund	7.2	4.1
Fidelity Advisor Series Growth Opportunities Fund	5.0	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.9	3.2
Fidelity Advisor Series Small Cap Fund	2.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.2	4.2
Fidelity Series 100 Index Fund	3.0	1.0
Fidelity Series 1000 Value Index Fund	1.2	0.0
Fidelity Series All-Sector Equity Fund	7.1	7.8
Fidelity Series Commodity Strategy Fund	1.2	7.5
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	3.6	2.8
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.1
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.5
Fidelity Series Large Cap Value Fund	0.0	4.2
	60.5	51.6
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.1
Fidelity Series International Growth Fund	9.1	6.8
Fidelity Series International Small Cap Fund	2.1	1.5
Fidelity Series International Value Fund	9.0	6.9
	25.7	19.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	6.6	6.9
Fidelity Series Inflation-Protected Bond Index Fund	0.1	2.8
Fidelity Series Investment Grade Bond Fund	5.1	17.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	13.8	29.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.5%
International Equity Funds	25.7%
Bond Funds	13.8%

Six months ago
Domestic Equity Funds**	51.6%
International Equity Funds	19.3%
Bond Funds	29.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	1,948,548	$ 180,591,438
Fidelity Advisor Series Equity-Income Fund (b)	28,073,758	352,044,918
Fidelity Advisor Series Growth & Income Fund (b)	17,751,221	232,896,023
Fidelity Advisor Series Growth Opportunities Fund (b)	15,312,656	163,539,168
Fidelity Advisor Series Opportunistic Insights Fund (b)	11,480,523	160,612,516
Fidelity Advisor Series Small Cap Fund (b)	8,787,153	92,792,339
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	18,467,694	233,801,000
Fidelity Series 100 Index Fund (b)	7,990,821	97,248,296
Fidelity Series 1000 Value Index Fund (b)	3,683,487	39,339,638
Fidelity Series All-Sector Equity Fund (b)	16,204,956	228,813,984
Fidelity Series Commodity Strategy Fund (a)(b)	4,563,486	38,561,460
Fidelity Series Real Estate Equity Fund (b)	1,696,586	21,919,897
Fidelity Series Small Cap Opportunities Fund (b)	8,661,364	117,534,715
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,664,705,473)		1,959,695,392
International Equity Funds - 25.7%

Fidelity Series Emerging Markets Fund (b)	10,337,089	177,281,078
Fidelity Series International Growth Fund (b)	20,904,830	296,012,399

	Shares	Value
Fidelity Series International Small Cap Fund (b)	4,151,274	$ 67,209,134
Fidelity Series International Value Fund (b)	26,211,522	291,472,129
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $708,319,504)		831,974,740
Bond Funds - 13.8%

Fidelity Series Emerging Markets Debt Fund (b)	2,161,316	22,045,419
Fidelity Series Floating Rate High Income Fund (b)	2,615,386	27,356,941
Fidelity Series High Income Fund (b)	20,167,270	213,571,385
Fidelity Series Inflation-Protected Bond Index Fund (b)	311,685	3,070,098
Fidelity Series Investment Grade Bond Fund (b)	14,666,791	165,148,062
Fidelity Series Real Estate Income Fund (b)	1,370,243	15,456,345
TOTAL BOND FUNDS (Cost $430,765,610)		446,648,250
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,803,790,587)		3,238,318,382
NET OTHER ASSETS (LIABILITIES) - 0.0%		(648,366)
NET ASSETS - 100%		$ 3,237,670,016
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 179,689,389	$ 22,725,237	$ 70,472,399	$ -	$ 180,591,438
Fidelity Advisor Growth & Income Fund Institutional Class	95,214,795	1,721,067	105,161,542	-	-
Fidelity Advisor Large Cap Fund Institutional Class	96,135,812	2,330,496	115,915,404	-	-
Fidelity Advisor Series Equity-Income Fund	126,635,001	235,533,940	31,148,734	3,652,450	352,044,918
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	28,043,155	204,024,756	17,992,900	1,284,377	232,896,023
Fidelity Advisor Series Growth Opportunities Fund	-	159,502,689	6,071,488	59,260	163,539,168
Fidelity Advisor Series Opportunistic Insights Fund	89,481,574	62,673,317	16,986,525	-	160,612,516
Fidelity Advisor Series Small Cap Fund	-	91,884,139	4,177,197	63,856	92,792,339
Fidelity Advisor Series Stock Selector Large Cap Value Fund	127,546,729	117,827,301	28,327,728	2,045,772	233,801,000
Fidelity Advisor Small Cap Fund Institutional Class	73,801,869	2,755,842	88,170,659	-	-
Fidelity Series 100 Index Fund	29,526,733	70,727,501	10,048,668	1,785,489	97,248,296
Fidelity Series 1000 Value Index Fund	-	38,689,244	1,563,480	135,799	39,339,638
Fidelity Series All-Sector Equity Fund	237,970,708	43,419,262	77,310,366	1,891,174	228,813,984
Fidelity Series Commodity Strategy Fund	223,024,825	41,838,466	207,285,081	-	38,561,460
Fidelity Series Emerging Markets Debt Fund	21,567,139	4,265,550	2,434,213	1,134,665	22,045,419
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 119,091,201	$ 72,312,658	$ 17,349,901	$ 1,730,315	$ 177,281,078
Fidelity Series Floating Rate High Income Fund	24,857,076	5,887,215	2,990,678	1,110,447	27,356,941
Fidelity Series High Income Fund	206,384,861	36,840,217	31,392,199	11,239,062	213,571,385
Fidelity Series Inflation-Protected Bond Index Fund	75,072,305	18,941,560	86,810,888	3,816	3,070,098
Fidelity Series International Growth Fund	197,193,583	104,188,063	30,326,724	1,994,725	296,012,399
Fidelity Series International Small Cap Fund	40,156,611	24,085,769	5,307,036	411,482	67,209,134
Fidelity Series International Value Fund	195,575,080	98,990,321	29,375,800	5,913,342	291,472,129
Fidelity Series Investment Grade Bond Fund	513,272,085	108,777,838	442,817,838	8,698,079	165,148,062
Fidelity Series Large Cap Value Fund	134,229,504	74,944,915	189,628,457	1,898,181	-
Fidelity Series Real Estate Equity Fund	19,848,733	4,547,452	2,422,447	299,900	21,919,897
Fidelity Series Real Estate Income Fund	14,357,770	3,143,422	1,595,388	807,403	15,456,345
Fidelity Series Small Cap Opportunities Fund	85,867,813	40,107,262	18,181,634	23,162	117,534,715
Total	$ 2,954,544,351	$ 1,692,685,499	$ 1,641,265,374	$ 46,182,756	$ 3,238,318,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,803,790,587) - See accompanying schedule		$ 3,238,318,382
Cash		4
Receivable for investments sold		6,865,609
Receivable for fund shares sold		3,740,442
Receivable from affiliate for expense reductions		404
Total assets		3,248,924,841

Liabilities
Payable for investments purchased	$ 2,323,533
Payable for fund shares redeemed	8,282,509
Distribution and service plan fees payable	648,783
Total liabilities		11,254,825

Net Assets		$ 3,237,670,016
Net Assets consist of:
Paid in capital		$ 2,764,003,246
Undistributed net investment income		2,666,670
Accumulated undistributed net realized gain (loss) on investments		36,472,305
Net unrealized appreciation (depreciation) on investments		434,527,795
Net Assets		$ 3,237,670,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,777,132,158 ÷ 125,634,798 shares)		$ 14.15

Maximum offering price per share (100/94.25 of $14.15)		$ 15.01
Class T: Net Asset Value and redemption price per share ($453,943,760 ÷ 32,195,162 shares)		$ 14.10

Maximum offering price per share (100/96.50 of $14.10)		$ 14.61
Class B: Net Asset Value and offering price per share ($21,329,583 ÷ 1,515,479 shares)A		$ 14.07

Class C: Net Asset Value and offering price per share ($87,866,672 ÷ 6,277,982 shares)A		$ 14.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($897,397,843 ÷ 63,116,515 shares)		$ 14.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 46,182,756

Expenses
Distribution and service plan fees	$ 7,601,815
Independent trustees' compensation	11,676
Total expenses before reductions	7,613,491
Expense reductions	(11,676)	7,601,815
Net investment income (loss)		38,580,941
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,134,162
Capital gain distributions from underlying funds	97,012,567
Total net realized gain (loss)		116,146,729
Change in net unrealized appreciation (depreciation) on underlying funds		213,220,407
Net gain (loss)		329,367,136
Net increase (decrease) in net assets resulting from operations		$ 367,948,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,580,941	$ 41,214,791
Net realized gain (loss)	116,146,729	166,007,236
Change in net unrealized appreciation (depreciation)	213,220,407	37,190,757
Net increase (decrease) in net assets resulting from operations	367,948,077	244,412,784
Distributions to shareholders from net investment income	(40,012,043)	(40,765,226)
Distributions to shareholders from net realized gain	(149,090,135)	(13,074,704)
Total distributions	(189,102,178)	(53,839,930)
Share transactions - net increase (decrease)	104,883,603	314,631,239
Total increase (decrease) in net assets	283,729,502	505,204,093

Net Assets
Beginning of period	2,953,940,514	2,448,736,421
End of period (including undistributed net investment income of $2,666,670 and undistributed net investment income of $4,097,771, respectively)	$ 3,237,670,016	$ 2,953,940,514

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Income from Investment Operations
Net investment income (loss) C	.17	.20	.19	.16	.16
Net realized and unrealized gain (loss)	1.47	.94	(.06)	1.54	3.68
Total from investment operations	1.64	1.14	.13	1.70	3.84
Distributions from net investment income	(.18)	(.20)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.85)	(.26)	(.37)	(.27)	(.24) F
Net asset value, end of period	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29
Total Return A, B	12.60%	9.25%	1.25%	15.27%	50.17%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.58%	1.57%	1.38%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,777,132	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Income from Investment Operations
Net investment income (loss) C	.14	.17	.16	.13	.14
Net realized and unrealized gain (loss)	1.46	.94	(.06)	1.54	3.66
Total from investment operations	1.60	1.11	.10	1.67	3.80
Distributions from net investment income	(.15)	(.17)	(.15)	(.13)	(.13)
Distributions from net realized gain	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.82)	(.23)	(.34)	(.24)	(.22) F
Net asset value, end of period	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25
Total Return A, B	12.29%	9.02%	.98%	14.98%	49.72%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.33%	1.32%	1.12%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,944	$ 387,102	$ 335,407	$ 348,443	$ 382,092
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Income from Investment Operations
Net investment income (loss) C	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	1.45	.94	(.06)	1.53	3.65
Total from investment operations	1.52	1.04	.04	1.60	3.74
Distributions from net investment income	(.07)	(.10)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.74) G	(.16)	(.26)	(.18)	(.17) F
Net asset value, end of period	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21
Total Return A, B	11.69%	8.44%	.52%	14.38%	49.07%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.83%	.82%	.62%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,330	$ 27,191	$ 34,324	$ 47,275	$ 51,360
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

G Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Income from Investment Operations
Net investment income (loss) C	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	1.45	.93	(.05)	1.53	3.65
Total from investment operations	1.52	1.03	.05	1.60	3.74
Distributions from net investment income	(.09)	(.11)	(.09)	(.08)	(.08)
Distributions from net realized gain	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.75)	(.17)	(.28) G	(.19)	(.18) F
Net asset value, end of period	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19
Total Return A, B	11.77%	8.39%	.55%	14.38%	49.06%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.83%	.82%	.63%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,867	$ 75,384	$ 66,418	$ 68,349	$ 63,700
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Income from Investment Operations
Net investment income (loss) B	.20	.23	.22	.19	.19
Net realized and unrealized gain (loss)	1.48	.94	(.05)	1.55	3.69
Total from investment operations	1.68	1.17	.17	1.74	3.88
Distributions from net investment income	(.21)	(.23)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.88)	(.29)	(.40)	(.30)	(.27) F
Net asset value, end of period	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33
Total Return A	12.89%	9.47%	1.57%	15.56%	50.42%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.83%	1.82%	1.62%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 897,398	$ 716,715	$ 505,761	$ 321,529	$ 178,232
Portfolio turnover rate C	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	7.2
Fidelity Advisor Series Equity-Income Fund	11.4	4.8
Fidelity Advisor Series Growth & Income Fund	7.6	4.7
Fidelity Advisor Series Growth Opportunities Fund	5.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.8	3.7
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	4.8
Fidelity Series 100 Index Fund	3.1	1.1
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.8	9.0
Fidelity Series Commodity Strategy Fund	1.0	8.7
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.2
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.6
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.8
Fidelity Series Large Cap Value Fund	0.0	4.8
	63.2	59.1
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	4.8
Fidelity Series International Growth Fund	9.5	7.8
Fidelity Series International Small Cap Fund	2.1	1.6
Fidelity Series International Value Fund	9.5	7.9
	26.8	22.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.7
Fidelity Series High Income Fund	6.6	6.9
Fidelity Series Investment Grade Bond Fund	1.5	10.1
Fidelity Series Real Estate Income Fund	0.5	0.4
Fidelity Series Inflation-Protected Bond Index Fund	0.0	0.0*
	10.0	18.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	59.1%
International Equity Funds	22.1%
Bond Funds	18.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	1,524,543	$ 141,294,616
Fidelity Advisor Series Equity-Income Fund (b)	21,730,910	272,505,609
Fidelity Advisor Series Growth & Income Fund (b)	13,881,591	182,126,478
Fidelity Advisor Series Growth Opportunities Fund (b)	11,775,100	125,758,071
Fidelity Advisor Series Opportunistic Insights Fund (b)	8,240,511	115,284,750
Fidelity Advisor Series Small Cap Fund (b)	6,717,717	70,939,088
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	14,204,033	179,823,059
Fidelity Series 100 Index Fund (b)	6,182,085	75,235,973
Fidelity Series 1000 Value Index Fund (b)	2,849,495	30,432,611
Fidelity Series All-Sector Equity Fund (b)	13,106,992	185,070,728
Fidelity Series Commodity Strategy Fund (a)(b)	2,704,934	22,856,693
Fidelity Series Real Estate Equity Fund (b)	1,441,867	18,628,918
Fidelity Series Small Cap Opportunities Fund (b)	6,584,063	89,345,729
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,272,142,080)		1,509,302,323
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	7,889,057	135,297,323
Fidelity Series International Growth Fund (b)	16,065,082	227,481,559

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,055,991	$ 49,476,492
Fidelity Series International Value Fund (b)	20,340,403	226,185,277
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $538,353,050)		638,440,651
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	1,596,271	16,281,964
Fidelity Series Floating Rate High Income Fund (b)	1,679,621	17,568,838
Fidelity Series High Income Fund (b)	14,953,510	158,357,676
Fidelity Series Investment Grade Bond Fund (b)	3,124,949	35,186,927
Fidelity Series Real Estate Income Fund (b)	1,010,732	11,401,057
TOTAL BOND FUNDS (Cost $228,223,240)		238,796,462
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,038,718,370)		2,386,539,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,752)
NET ASSETS - 100%		$ 2,386,088,684
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 146,037,675	$ 12,179,944	$ 56,676,014	$ -	$ 141,294,616
Fidelity Advisor Growth & Income Fund Institutional Class	77,536,597	2,512,472	86,810,609	-	-
Fidelity Advisor Large Cap Fund Institutional Class	78,302,498	3,348,667	96,086,314	-	-
Fidelity Advisor Series Equity-Income Fund	101,253,648	172,998,113	18,245,730	2,818,697	272,505,609
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,423,472	158,314,206	13,708,808	1,025,751	182,126,478
Fidelity Advisor Series Growth Opportunities Fund	-	123,198,969	5,445,988	46,798	125,758,071
Fidelity Advisor Series Opportunistic Insights Fund	71,567,575	34,606,656	10,836,568	-	115,284,750
Fidelity Advisor Series Small Cap Fund	-	70,481,915	3,334,004	52,378	70,939,088
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,988,948	81,044,624	16,779,630	1,506,611	179,823,059
Fidelity Advisor Small Cap Fund Institutional Class	60,006,024	3,301,305	72,928,093	-	-
Fidelity Series 100 Index Fund	24,100,686	50,989,943	5,317,378	866,703	75,235,973
Fidelity Series 1000 Value Index Fund	-	29,898,373	1,235,146	110,897	30,432,611
Fidelity Series All-Sector Equity Fund	193,432,696	33,148,745	61,979,774	1,569,650	185,070,728
Fidelity Series Commodity Strategy Fund	182,349,768	37,784,551	180,780,983	-	22,856,693
Fidelity Series Emerging Markets Debt Fund	15,061,340	3,635,702	1,476,009	814,344	16,281,964
Fidelity Series Emerging Markets Fund	96,441,362	48,079,784	12,065,205	1,309,643	135,297,323
Fidelity Series Floating Rate High Income Fund	15,821,013	3,725,154	1,718,903	711,946	17,568,838
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 143,718,637	$ 30,279,690	$ 17,014,483	$ 8,077,738	$ 158,357,676
Fidelity Series Inflation-Protected Bond Index Fund	-	337,603	335,204	9	-
Fidelity Series International Growth Fund	159,255,463	68,304,288	20,596,213	1,519,242	227,481,559
Fidelity Series International Small Cap Fund	32,344,142	14,807,771	4,158,562	342,963	49,476,492
Fidelity Series International Value Fund	157,641,894	64,143,961	17,336,424	4,450,466	226,185,277
Fidelity Series Investment Grade Bond Fund	200,160,305	47,292,474	206,282,458	3,338,193	35,186,927
Fidelity Series Large Cap Value Fund	109,701,861	64,514,597	157,777,784	1,584,675	-
Fidelity Series Real Estate Equity Fund	16,098,520	4,275,095	1,731,238	250,346	18,628,918
Fidelity Series Real Estate Income Fund	9,212,263	3,421,649	968,738	557,146	11,401,057
Fidelity Series Small Cap Opportunities Fund	69,819,611	26,121,697	14,305,116	18,406	89,345,729
Total	$ 2,084,275,998	$ 1,192,747,948	$ 1,085,931,376	$ 30,972,602	$ 2,386,539,436
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,038,718,370) - See accompanying schedule		$ 2,386,539,436
Cash		8
Receivable for investments sold		3,388,455
Receivable for fund shares sold		2,475,884
Receivable from affiliate for expense reductions		360
Total assets		2,392,404,143

Liabilities
Payable for investments purchased	$ 26
Payable for fund shares redeemed	5,864,344
Distribution and service plan fees payable	451,089
Total liabilities		6,315,459

Net Assets		$ 2,386,088,684
Net Assets consist of:
Paid in capital		$ 2,005,087,597
Undistributed net investment income		1,543,708
Accumulated undistributed net realized gain (loss) on investments		31,636,313
Net unrealized appreciation (depreciation) on investments		347,821,066
Net Assets		$ 2,386,088,684

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,348,499,821 ÷ 99,608,546 shares)		$ 13.54

Maximum offering price per share (100/94.25 of $13.54)		$ 14.37
Class T: Net Asset Value and redemption price per share ($276,112,728 ÷ 20,508,815 shares)		$ 13.46

Maximum offering price per share (100/96.50 of $13.46)		$ 13.95
Class B: Net Asset Value and offering price per share ($14,453,642 ÷ 1,081,103 shares)A		$ 13.37

Class C: Net Asset Value and offering price per share ($51,930,901 ÷ 3,897,378 shares)A		$ 13.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($695,091,592 ÷ 51,063,872 shares)		$ 13.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 30,972,602

Expenses
Distribution and service plan fees	$ 5,191,761
Independent trustees' compensation	8,447
Total expenses before reductions	5,200,208
Expense reductions	(8,447)	5,191,761
Net investment income (loss)		25,780,841
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,078,194
Capital gain distributions from underlying funds	77,818,329
Total net realized gain (loss)		91,896,523
Change in net unrealized appreciation (depreciation) on underlying funds		181,369,240
Net gain (loss)		273,265,763
Net increase (decrease) in net assets resulting from operations		$ 299,046,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,780,841	$ 27,744,686
Net realized gain (loss)	91,896,523	116,307,027
Change in net unrealized appreciation (depreciation)	181,369,240	38,369,090
Net increase (decrease) in net assets resulting from operations	299,046,604	182,420,803
Distributions to shareholders from net investment income	(26,415,277)	(27,167,238)
Distributions to shareholders from net realized gain	(132,187,659)	(5,583,432)
Total distributions	(158,602,936)	(32,750,670)
Share transactions - net increase (decrease)	161,766,995	289,056,044
Total increase (decrease) in net assets	302,210,663	438,726,177

Net Assets
Beginning of period	2,083,878,021	1,645,151,844
End of period (including undistributed net investment income of $1,543,708 and undistributed net investment income of $2,178,145, respectively)	$ 2,386,088,684	$ 2,083,878,021

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Income from Investment Operations
Net investment income (loss)C	.15	.18	.16	.14	.14
Net realized and unrealized gain (loss)	1.59	.97	(.13)	1.56	3.55
Total from investment operations	1.74	1.15	.03	1.70	3.69
Distributions from net investment income	(.15)	(.18)	(.15)	(.13)	(.14)
Distributions from net realized gain	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.94)	(.21) F	(.34)	(.24)	(.22)
Net asset value, end of period	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65
Total Return A,B	14.15%	9.89%	.47%	16.13%	51.59%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.13%	1.54%	1.39%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,348,500	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Income from Investment Operations
Net investment income (loss) C	.11	.15	.13	.11	.12
Net realized and unrealized gain (loss)	1.58	.97	(.13)	1.55	3.53
Total from investment operations	1.69	1.12	-	1.66	3.65
Distributions from net investment income	(.12)	(.15)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.91)	(.18) G	(.31)	(.21) F	(.20)
Net asset value, end of period	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60
Total Return A,B	13.81%	9.69%	.19%	15.84%	51.17%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.88%	1.29%	1.14%	1.01%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,113	$ 216,701	$ 166,843	$ 169,442	$ 143,106
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Income from Investment Operations
Net investment income (loss) C	.05	.09	.07	.05	.07
Net realized and unrealized gain (loss)	1.57	.95	(.12)	1.55	3.50
Total from investment operations	1.62	1.04	(.05)	1.60	3.57
Distributions from net investment income	(.06)	(.09)	(.07)	(.06)	(.07)
Distributions from net realized gain	(.78)	(.04)	(.17)	(.10)	(.08)
Total distributions	(.84)	(.12) F	(.24)	(.16)	(.15)
Net asset value, end of period	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52
Total Return A,B	13.32%	9.02%	(.23)%	15.28%	50.43%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,454	$ 17,884	$ 22,013	$ 28,360	$ 27,408
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Income from Investment Operations
Net investment income (loss) C	.05	.09	.07	.06	.07
Net realized and unrealized gain (loss)	1.56	.95	(.13)	1.54	3.50
Total from investment operations	1.61	1.04	(.06)	1.60	3.57
Distributions from net investment income	(.07)	(.10)	(.08)	(.06)	(.08)
Distributions from net realized gain	(.78)	(.04)	(.18)	(.10)	(.08)
Total distributions	(.85)	(.13) G	(.25) F	(.16)	(.16)
Net asset value, end of period	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52
Total Return A,B	13.27%	9.04%	(.29)%	15.33%	50.28%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,931	$ 43,447	$ 38,614	$ 36,389	$ 30,994
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

G Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Income from Investment Operations
Net investment income (loss) B	.18	.21	.19	.17	.17
Net realized and unrealized gain (loss)	1.60	.97	(.14)	1.57	3.55
Total from investment operations	1.78	1.18	.05	1.74	3.72
Distributions from net investment income	(.18)	(.20)	(.17)	(.16)	(.16)
Distributions from net realized gain	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.97)	(.24)	(.36)	(.26) F	(.24)
Net asset value, end of period	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69
Total Return A	14.44%	10.10%	.71%	16.51%	51.81%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.38%	1.79%	1.64%	1.51%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,092	$ 547,049	$ 360,580	$ 218,092	$ 97,629
Portfolio turnover rate C	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	7.4
Fidelity Advisor Series Equity-Income Fund	11.4	5.0
Fidelity Advisor Series Growth & Income Fund	7.8	4.8
Fidelity Advisor Series Growth Opportunities Fund	5.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.6	3.8
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	4.9
Fidelity Series 100 Index Fund	3.1	1.1
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.7	9.2
Fidelity Series Commodity Strategy Fund	1.0	8.8
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.3
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.7
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.9
Fidelity Series Large Cap Value Fund	0.0	4.9
	63.3	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	5.0
Fidelity Series International Growth Fund	9.4	8.0
Fidelity Series International Small Cap Fund	2.1	1.7
Fidelity Series International Value Fund	9.5	8.0
	26.7	22.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.7	0.7
Fidelity Series High Income Fund	6.6	6.8
Fidelity Series Investment Grade Bond Fund	1.5	8.3
Fidelity Series Real Estate Income Fund	0.5	0.4
	10.0	16.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	22.7%
Bond Funds	16.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	1,499,370	$ 138,961,629
Fidelity Advisor Series Equity-Income Fund (b)	20,863,697	261,630,767
Fidelity Advisor Series Growth & Income Fund (b)	13,631,526	178,845,619
Fidelity Advisor Series Growth Opportunities Fund (b)	11,409,906	121,857,798
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,565,689	105,843,986
Fidelity Advisor Series Small Cap Fund (b)	6,422,694	67,823,649
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,644,224	172,735,870
Fidelity Series 100 Index Fund (b)	5,900,634	71,810,712
Fidelity Series 1000 Value Index Fund (b)	2,712,120	28,965,437
Fidelity Series All-Sector Equity Fund (b)	12,487,854	176,328,497
Fidelity Series Commodity Strategy Fund (a)(b)	2,571,818	21,731,866
Fidelity Series Real Estate Equity Fund (b)	1,373,247	17,742,353
Fidelity Series Small Cap Opportunities Fund (b)	6,321,784	85,786,605
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,229,093,999)		1,450,064,788
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (b)	7,579,690	129,991,691
Fidelity Series International Growth Fund (b)	15,290,704	216,516,370

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,017,277	$ 48,849,717
Fidelity Series International Value Fund (b)	19,589,184	217,831,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $513,035,445)		613,189,509
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	1,532,383	15,630,303
Fidelity Series Floating Rate High Income Fund (b)	1,463,336	15,306,495
Fidelity Series High Income Fund (b)	14,367,566	152,152,524
Fidelity Series Investment Grade Bond Fund (b)	3,163,329	35,619,081
Fidelity Series Real Estate Income Fund (b)	971,409	10,957,496
TOTAL BOND FUNDS (Cost $220,839,113)		229,665,899
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,962,968,557)		2,292,920,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(464,595)
NET ASSETS - 100%		$ 2,292,455,601
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 143,673,712	$ 10,853,187	$ 54,782,923	$ -	$ 138,961,629
Fidelity Advisor Growth & Income Fund Institutional Class	75,975,139	2,089,336	84,711,075	-	-
Fidelity Advisor Large Cap Fund Institutional Class	76,812,641	2,755,612	93,831,945	-	-
Fidelity Advisor Series Equity-Income Fund	100,676,220	162,708,013	18,002,272	2,753,808	261,630,767
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,294,860	155,772,879	14,127,035	1,011,034	178,845,619
Fidelity Advisor Series Growth Opportunities Fund	-	120,112,289	6,098,294	46,298	121,857,798
Fidelity Advisor Series Opportunistic Insights Fund	71,158,645	25,722,343	10,680,372	-	105,843,986
Fidelity Advisor Series Small Cap Fund	-	67,713,230	3,504,950	51,553	67,823,649
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,402,797	75,394,700	17,605,347	1,409,937	172,735,870
Fidelity Advisor Small Cap Fund Institutional Class	59,092,069	2,731,926	71,334,284	-	-
Fidelity Series 100 Index Fund	23,560,024	47,857,675	4,915,388	776,052	71,810,712
Fidelity Series 1000 Value Index Fund	-	28,533,426	1,272,239	108,649	28,965,437
Fidelity Series All-Sector Equity Fund	189,472,856	30,750,019	64,575,680	1,498,496	176,328,497
Fidelity Series Commodity Strategy Fund	180,115,990	34,851,907	176,863,389	-	21,731,866
Fidelity Series Emerging Markets Debt Fund	14,730,822	3,343,589	1,525,103	785,105	15,630,303
Fidelity Series Emerging Markets Fund	94,763,737	44,071,705	11,989,097	1,261,826	129,991,691
Fidelity Series Floating Rate High Income Fund	13,987,354	3,146,768	1,596,688	634,084	15,306,495
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 141,548,587	$ 26,316,322	$ 16,966,917	$ 7,823,444	$ 152,152,524
Fidelity Series International Growth Fund	156,546,342	59,637,194	19,741,959	1,463,870	216,516,370
Fidelity Series International Small Cap Fund	31,795,611	14,856,147	4,237,725	330,036	48,849,717
Fidelity Series International Value Fund	154,936,713	60,276,465	18,807,781	4,286,675	217,831,731
Fidelity Series Investment Grade Bond Fund	167,049,065	31,216,696	157,776,843	2,773,347	35,619,081
Fidelity Series Large Cap Value Fund	106,490,192	63,167,719	153,226,005	1,572,181	-
Fidelity Series Real Estate Equity Fund	15,629,519	3,844,073	1,711,554	245,586	17,742,353
Fidelity Series Real Estate Income Fund	8,218,795	3,908,904	949,106	515,617	10,957,496
Fidelity Series Small Cap Opportunities Fund	68,837,714	23,581,168	14,175,507	18,033	85,786,605
Total	$ 2,018,769,404	$ 1,105,213,292	$ 1,025,009,478	$ 29,365,631	$ 2,292,920,196
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,962,968,557) - See accompanying schedule		$ 2,292,920,196
Cash		7
Receivable for investments sold		1,391,301
Receivable for fund shares sold		2,974,232
Receivable from affiliate for expense reductions		310
Total assets		2,297,286,046

Liabilities
Payable for investments purchased	$ 944
Payable for fund shares redeemed	4,364,595
Distribution and service plan fees payable	464,906
Total liabilities		4,830,445

Net Assets		$ 2,292,455,601
Net Assets consist of:
Paid in capital		$1,931,411,119
Undistributed net investment income		1,306,611
Accumulated undistributed net realized gain (loss) on investments		29,786,232
Net unrealized appreciation (depreciation) on investments		329,951,639
Net Assets		$ 2,292,455,601

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,195,640,736 ÷ 82,388,027 shares)		$ 14.51

Maximum offering price per share (100/94.25 of $14.51)		$ 15.40
Class T: Net Asset Value and redemption price per share ($341,607,852 ÷ 23,601,670 shares)		$ 14.47

Maximum offering price per share (100/96.50 of $14.47)		$ 14.99
Class B: Net Asset Value and offering price per share ($18,270,436 ÷ 1,272,081 shares)A		$ 14.36

Class C: Net Asset Value and offering price per share ($72,247,373 ÷ 5,052,463 shares)A		$ 14.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($664,689,204 ÷ 45,565,249 shares)		$ 14.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 29,365,631

Expenses
Distribution and service plan fees	$ 5,426,310
Independent trustees' compensation	8,166
Total expenses before reductions	5,434,476
Expense reductions	(8,166)	5,426,310
Net investment income (loss)		23,939,321
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,939,552
Capital gain distributions from underlying funds	75,571,354
Total net realized gain (loss)		86,510,906
Change in net unrealized appreciation (depreciation) on underlying funds		183,007,985
Net gain (loss)		269,518,891
Net increase (decrease) in net assets resulting from operations		$ 293,458,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,939,321	$ 26,992,967
Net realized gain (loss)	86,510,906	90,179,730
Change in net unrealized appreciation (depreciation)	183,007,985	62,667,913
Net increase (decrease) in net assets resulting from operations	293,458,212	179,840,610
Distributions to shareholders from net investment income	(24,578,250)	(26,501,610)
Distributions to shareholders from net realized gain	(126,026,952)	(5,287,230)
Total distributions	(150,605,202)	(31,788,840)
Share transactions - net increase (decrease)	131,257,777	198,765,979
Total increase (decrease) in net assets	274,110,787	346,817,749

Net Assets
Beginning of period	2,018,344,814	1,671,527,065
End of period (including undistributed net investment income of $1,306,611 and undistributed net investment income of $1,945,539, respectively)	$ 2,292,455,601	$ 2,018,344,814

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Income from Investment Operations
Net investment income (loss)C	.15	.19	.17	.15	.15
Net realized and unrealized gain (loss)	1.74	1.05	(.15)	1.69	3.87
Total from investment operations	1.89	1.24	.02	1.84	4.02
Distributions from net investment income	(.16)	(.19)	(.16)	(.15)	(.15)
Distributions from net realized gain	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.99)	(.23)	(.37)	(.26)	(.24)
Net asset value, end of period	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37
Total Return A,B	14.37%	9.94%	.38%	16.38%	53.15%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.53%	1.38%	1.25%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195,641	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Income from Investment Operations
Net investment income (loss) C	.12	.16	.14	.12	.13
Net realized and unrealized gain (loss)	1.73	1.04	(.16)	1.68	3.86
Total from investment operations	1.85	1.20	(.02)	1.80	3.99
Distributions from net investment income	(.13)	(.16)	(.13)	(.11)	(.13)
Distributions from net realized gain	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.96)	(.19) G	(.33) F	(.22)	(.22)
Net asset value, end of period	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34
Total Return A,B	14.06%	9.69%	.12%	16.06%	52.83%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.28%	1.13%	1.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,608	$ 288,886	$ 262,944	$ 276,335	$ 300,594
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Income from Investment Operations
Net investment income (loss) C	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	1.71	1.03	(.15)	1.66	3.83
Total from investment operations	1.76	1.13	(.07)	1.72	3.91
Distributions from net investment income	(.06)	(.09)	(.07)	(.06)	(.08)
Distributions from net realized gain	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.88)	(.13)	(.27)	(.16)	(.17)
Net asset value, end of period	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26
Total Return A,B	13.49%	9.14%	(.36)%	15.43%	52.08%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,270	$ 24,481	$ 31,574	$ 41,935	$ 43,773
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Income from Investment Operations
Net investment income (loss) C	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	1.71	1.02	(.15)	1.66	3.83
Total from investment operations	1.76	1.12	(.07)	1.72	3.91
Distributions from net investment income	(.07)	(.11)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.89)	(.14) F	(.28)	(.17)	(.17)
Net asset value, end of period	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25
Total Return A,B	13.57%	9.09%	(.35)%	15.39%	52.18%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,247	$ 62,893	$ 56,910	$ 58,416	$ 53,334
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Income from Investment Operations
Net investment income (loss) B	.19	.23	.20	.18	.18
Net realized and unrealized gain (loss)	1.75	1.05	(.16)	1.69	3.88
Total from investment operations	1.94	1.28	.04	1.87	4.06
Distributions from net investment income	(.19)	(.22)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(1.02)	(.26)	(.39) F	(.29)	(.26)
Net asset value, end of period	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42
Total Return A	14.73%	10.24%	.61%	16.57%	53.53%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.78%	1.63%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,689	$ 508,363	$ 352,751	$ 229,228	$ 126,440
Portfolio turnover rate C	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	7.6
Fidelity Advisor Series Equity-Income Fund	11.1	4.9
Fidelity Advisor Series Growth & Income Fund	8.4	4.9
Fidelity Advisor Series Growth Opportunities Fund	5.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.5	3.8
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	5.0
Fidelity Series 100 Index Fund	3.1	1.2
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.4	9.5
Fidelity Series Commodity Strategy Fund	0.9	9.1
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.4
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.8
Fidelity Advisor Small Cap Fund Institutional Class	0.0	3.0
Fidelity Series Large Cap Value Fund	0.0	5.1
	63.2	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	5.2
Fidelity Series International Growth Fund	9.4	8.2
Fidelity Series International Small Cap Fund	2.2	1.7
Fidelity Series International Value Fund	9.5	8.2
	26.8	23.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.4
Fidelity Series High Income Fund	6.6	8.8
Fidelity Series Investment Grade Bond Fund	1.9	4.6
Fidelity Series Real Estate Income Fund	0.5	0.3
	10.0	14.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	23.3%
Bond Funds	14.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	756,244	$ 70,088,664
Fidelity Advisor Series Equity-Income Fund (b)	10,120,856	126,915,534
Fidelity Advisor Series Growth & Income Fund (b)	7,301,377	95,794,060
Fidelity Advisor Series Growth Opportunities Fund (b)	5,791,353	61,851,647
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,661,805	51,228,659
Fidelity Advisor Series Small Cap Fund (b)	3,247,390	34,292,434
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	6,743,579	85,373,705
Fidelity Series 100 Index Fund (b)	2,943,778	35,825,775
Fidelity Series 1000 Value Index Fund (b)	1,351,761	14,436,807
Fidelity Series All-Sector Equity Fund (b)	5,957,541	84,120,484
Fidelity Series Commodity Strategy Fund (a)(b)	1,262,939	10,671,834
Fidelity Series Real Estate Equity Fund (b)	726,488	9,386,219
Fidelity Series Small Cap Opportunities Fund (b)	3,125,349	42,410,988
TOTAL DOMESTIC EQUITY FUNDS (Cost $609,246,976)		722,396,810
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	3,764,348	64,558,566
Fidelity Series International Growth Fund (b)	7,613,440	107,806,317

	Shares	Value
Fidelity Series International Small Cap Fund (b)	1,517,183	$ 24,563,196
Fidelity Series International Value Fund (b)	9,770,855	108,651,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $259,242,287)		305,579,988
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	764,055	7,793,362
Fidelity Series Floating Rate High Income Fund (b)	378,876	3,963,047
Fidelity Series High Income Fund (b)	7,157,166	75,794,389
Fidelity Series Investment Grade Bond Fund (b)	1,897,452	21,365,314
Fidelity Series Real Estate Income Fund (b)	483,749	5,456,690
TOTAL BOND FUNDS (Cost $109,528,392)		114,372,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $978,017,655)		1,142,349,600
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197,977)
NET ASSETS - 100%		$ 1,142,151,623
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 66,669,108	$ 10,365,170	$ 25,945,321	$ -	$ 70,088,664
Fidelity Advisor Growth & Income Fund Institutional Class	35,481,306	2,174,951	40,817,196	-	-
Fidelity Advisor Large Cap Fund Institutional Class	35,845,261	3,014,855	45,776,796	-	-
Fidelity Advisor Series Equity-Income Fund	44,779,464	82,111,374	7,658,142	1,279,105	126,915,534
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	9,921,685	84,770,098	6,639,713	514,724	95,794,060
Fidelity Advisor Series Growth Opportunities Fund	-	60,780,509	2,812,013	22,915	61,851,647
Fidelity Advisor Series Opportunistic Insights Fund	31,656,678	15,305,969	4,766,501	-	51,228,659
Fidelity Advisor Series Small Cap Fund	-	34,147,413	1,655,058	25,256	34,292,434
Fidelity Advisor Series Stock Selector Large Cap Value Fund	45,101,687	41,107,698	7,115,645	663,397	85,373,705
Fidelity Advisor Small Cap Fund Institutional Class	27,435,072	2,699,812	34,736,157	-	-
Fidelity Series 100 Index Fund	11,099,125	24,616,220	2,470,125	332,485	35,825,775
Fidelity Series 1000 Value Index Fund	-	14,196,104	604,868	53,739	14,436,807
Fidelity Series All-Sector Equity Fund	88,201,459	20,601,320	34,856,308	699,012	84,120,484
Fidelity Series Commodity Strategy Fund	83,502,801	21,490,742	86,517,312	-	10,671,834
Fidelity Series Emerging Markets Debt Fund	6,420,091	2,427,208	654,590	365,663	7,793,362
Fidelity Series Emerging Markets Fund	44,075,777	25,125,509	6,155,216	606,933	64,558,566
Fidelity Series Floating Rate High Income Fund	2,952,479	1,442,615	378,000	150,980	3,963,047
Fidelity Series High Income Fund	82,180,603	22,781,495	29,722,482	4,420,799	75,794,389
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 72,337,325	$ 34,091,621	$ 8,302,553	$ 672,815	$ 107,806,317
Fidelity Series International Small Cap Fund	14,681,753	8,726,427	1,906,941	164,056	24,563,196
Fidelity Series International Value Fund	71,628,283	36,454,796	9,642,954	2,141,800	108,651,909
Fidelity Series Investment Grade Bond Fund	40,856,148	14,057,283	32,363,327	824,606	21,365,314
Fidelity Series Large Cap Value Fund	50,091,676	33,415,278	75,265,232	777,482	-
Fidelity Series Real Estate Equity Fund	7,335,896	2,738,322	707,077	120,785	9,386,219
Fidelity Series Real Estate Income Fund	3,123,821	2,780,798	383,358	227,388	5,456,690
Fidelity Series Small Cap Opportunities Fund	32,003,872	13,220,487	6,422,180	8,985	42,410,988
Total	$ 907,381,370	$ 614,644,074	$ 474,275,065	$ 14,072,925	$ 1,142,349,600
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $978,017,655) - See accompanying schedule		$ 1,142,349,600
Cash		4
Receivable for investments sold		1,708,852
Receivable for fund shares sold		1,845,797
Receivable from affiliate for expense reductions		241
Total assets		1,145,904,494

Liabilities
Payable for investments purchased	$ 15,718
Payable for fund shares redeemed	3,538,893
Distribution and service plan fees payable	198,260
Total liabilities		3,752,871

Net Assets		$ 1,142,151,623
Net Assets consist of:
Paid in capital		$ 947,000,154
Undistributed net investment income		765,788
Accumulated undistributed net realized gain (loss) on investments		30,053,736
Net unrealized appreciation (depreciation) on investments		164,331,945
Net Assets		$ 1,142,151,623

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($612,734,565 ÷ 54,167,398 shares)		$ 11.31

Maximum offering price per share (100/94.25 of $11.31)		$ 12.00
Class T: Net Asset Value and redemption price per share ($128,619,204 ÷ 11,423,094 shares)		$ 11.26

Maximum offering price per share (100/96.50 of $11.26)		$ 11.67
Class B: Net Asset Value and offering price per share ($3,564,796 ÷ 317,355 shares)A		$ 11.23

Class C: Net Asset Value and offering price per share ($18,456,949 ÷ 1,649,960 shares)A		$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($378,776,109 ÷ 33,326,954 shares)		$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 14,072,925

Expenses
Distribution and service plan fees	$ 2,195,251
Independent trustees' compensation	3,841
Total expenses before reductions	2,199,092
Expense reductions	(3,841)	2,195,251
Net investment income (loss)		11,877,674
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,921,620
Capital gain distributions from underlying funds	36,504,408
Total net realized gain (loss)		63,426,028
Change in net unrealized appreciation (depreciation) on underlying funds		67,677,843
Net gain (loss)		131,103,871
Net increase (decrease) in net assets resulting from operations		$ 142,981,545

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,877,674	$ 12,046,883
Net realized gain (loss)	63,426,028	21,385,492
Change in net unrealized appreciation (depreciation)	67,677,843	48,075,115
Net increase (decrease) in net assets resulting from operations	142,981,545	81,507,490
Distributions to shareholders from net investment income	(12,078,309)	(11,684,331)
Distributions to shareholders from net realized gain	(50,000,600)	(10,873,978)
Total distributions	(62,078,909)	(22,558,309)
Share transactions - net increase (decrease)	154,026,864	205,501,582
Total increase (decrease) in net assets	234,929,500	264,450,763

Net Assets
Beginning of period	907,222,123	642,771,360
End of period (including undistributed net investment income of $765,788 and undistributed net investment income of $966,423, respectively)	$ 1,142,151,623	$ 907,222,123

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Income from Investment Operations
Net investment income (loss) C	.12	.16	.13	.12	.12
Net realized and unrealized gain (loss)	1.39	.81	(.14)	1.33	3.02
Total from investment operations	1.51	.97	(.01)	1.45	3.14
Distributions from net investment income	(.12)	(.15)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.66)	(.30)	(.28)	(.19)	(.18)
Net asset value, end of period	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82
Total Return A,B	14.74%	10.21%	.12%	16.67%	53.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12%	1.59%	1.41%	1.35%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,735	$ 527,525	$ 403,850	$ 320,731	$ 205,405
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Income from Investment Operations
Net investment income (loss) C	.09	.13	.11	.10	.10
Net realized and unrealized gain (loss)	1.39	.82	(.15)	1.32	3.02
Total from investment operations	1.48	.95	(.04)	1.42	3.12
Distributions from net investment income	(.10)	(.12)	(.10)	(.09)	(.10)
Distributions from net realized gain	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.64)	(.28) G	(.25) F	(.17)	(.17)
Net asset value, end of period	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79
Total Return A,B	14.45%	10.02%	(.15)%	16.36%	53.52%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87%	1.34%	1.16%	1.10%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,619	$ 92,998	$ 62,438	$ 60,268	$ 43,326
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Income from Investment Operations
Net investment income (loss) C	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	1.38	.81	(.14)	1.32	3.01
Total from investment operations	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	(.05)	(.08)	(.05)	(.05)	(.06)
Distributions from net realized gain	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.58)	(.23)	(.20)	(.13)	(.13)
Net asset value, end of period	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77
Total Return A,B	13.93%	9.40%	(.62)%	15.71%	52.74%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,565	$ 3,651	$ 3,786	$ 4,612	$ 4,089
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Income from Investment Operations
Net investment income (loss) C	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	1.38	.81	(.14)	1.32	3.01
Total from investment operations	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	(.06)	(.09)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.59)	(.24)	(.21)	(.13) F	(.13)
Net asset value, end of period	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76
Total Return A,B	13.95%	9.42%	(.62)%	15.80%	52.90%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,457	$ 13,415	$ 9,926	$ 8,753	$ 6,199
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Income from Investment Operations
Net investment income (loss) B	.15	.18	.16	.15	.14
Net realized and unrealized gain (loss)	1.41	.81	(.14)	1.32	3.04
Total from investment operations	1.56	.99	.02	1.47	3.18
Distributions from net investment income	(.15)	(.17)	(.14)	(.13)	(.13)
Distributions from net realized gain	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.69)	(.32)	(.30)	(.21)	(.20)
Net asset value, end of period	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85
Total Return A	15.14%	10.43%	.45%	16.86%	54.35%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37%	1.84%	1.66%	1.60%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 378,776	$ 269,633	$ 162,772	$ 83,240	$ 32,842
Portfolio turnover rate C	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.2	7.6
Fidelity Advisor Series Equity-Income Fund	11.1	5.1
Fidelity Advisor Series Growth & Income Fund	8.4	5.0
Fidelity Advisor Series Growth Opportunities Fund	5.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.5	3.9
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	5.1
Fidelity Series 100 Index Fund	3.1	1.2
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.3	9.5
Fidelity Series Commodity Strategy Fund	0.9	9.0
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.4
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.8
Fidelity Advisor Small Cap Fund Institutional Class	0.0	3.0
Fidelity Series Large Cap Value Fund	0.0	5.1
	63.2	62.4
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	5.3
Fidelity Series International Growth Fund	9.4	8.3
Fidelity Series International Small Cap Fund	2.2	1.7
Fidelity Series International Value Fund	9.5	8.2
	26.8	23.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	6.6	9.1
Fidelity Series Investment Grade Bond Fund	2.1	3.9
Fidelity Series Real Estate Income Fund	0.5	0.3
	10.0	14.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.4%
International Equity Funds	23.5%
Bond Funds	14.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	551,012	$ 51,067,793
Fidelity Advisor Series Equity-Income Fund (b)	7,337,897	92,017,234
Fidelity Advisor Series Growth & Income Fund (b)	5,262,424	69,043,002
Fidelity Advisor Series Growth Opportunities Fund (b)	4,173,312	44,570,967
Fidelity Advisor Series Opportunistic Insights Fund (b)	2,642,520	36,968,854
Fidelity Advisor Series Small Cap Fund (b)	2,354,987	24,868,661
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	4,868,427	61,634,290
Fidelity Series 100 Index Fund (b)	2,129,569	25,916,855
Fidelity Series 1000 Value Index Fund (b)	978,594	10,451,384
Fidelity Series All-Sector Equity Fund (b)	4,294,706	60,641,247
Fidelity Series Commodity Strategy Fund (a)(b)	912,090	7,707,162
Fidelity Series Real Estate Equity Fund (b)	523,095	6,758,383
Fidelity Series Small Cap Opportunities Fund (b)	2,258,729	30,650,952
TOTAL DOMESTIC EQUITY FUNDS (Cost $437,267,697)		522,296,784
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	2,726,085	46,752,364
Fidelity Series International Growth Fund (b)	5,497,929	77,850,676

	Shares	Value
Fidelity Series International Small Cap Fund (b)	1,108,622	$ 17,948,594
Fidelity Series International Value Fund (b)	7,056,338	78,466,476
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $185,942,166)		221,018,110
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	552,409	5,634,570
Fidelity Series Floating Rate High Income Fund (b)	74,644	780,777
Fidelity Series High Income Fund (b)	5,173,951	54,792,146
Fidelity Series Investment Grade Bond Fund (b)	1,553,109	17,488,007
Fidelity Series Real Estate Income Fund (b)	349,677	3,944,361
TOTAL BOND FUNDS (Cost $79,684,001)		82,639,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $702,893,864)		825,954,755
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152,232)
NET ASSETS - 100%		$ 825,802,523
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 49,195,874	$ 7,666,605	$ 19,791,379	$ -	$ 51,067,793
Fidelity Advisor Growth & Income Fund Institutional Class	26,225,977	1,639,698	30,192,915	-	-
Fidelity Advisor Large Cap Fund Institutional Class	26,484,651	2,174,337	33,719,826	-	-
Fidelity Advisor Series Equity-Income Fund	33,840,493	59,240,079	6,816,129	955,249	92,017,234
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	7,498,583	61,946,386	6,057,931	377,174	69,043,002
Fidelity Advisor Series Growth Opportunities Fund	-	44,146,520	2,410,919	16,689	44,570,967
Fidelity Advisor Series Opportunistic Insights Fund	23,924,742	10,510,254	4,288,257	-	36,968,854
Fidelity Advisor Series Small Cap Fund	-	24,932,788	1,383,100	18,461	24,868,661
Fidelity Advisor Series Stock Selector Large Cap Value Fund	34,081,404	29,180,551	6,366,718	481,792	61,634,290
Fidelity Advisor Small Cap Fund Institutional Class	20,231,800	2,039,669	25,646,907	-	-
Fidelity Series 100 Index Fund	8,202,815	17,974,279	2,165,852	238,083	25,916,855
Fidelity Series 1000 Value Index Fund	-	10,333,053	496,642	39,017	10,451,384
Fidelity Series All-Sector Equity Fund	65,230,846	14,564,123	26,693,147	508,667	60,641,247
Fidelity Series Commodity Strategy Fund	62,055,569	14,939,403	63,503,733	-	7,707,162
Fidelity Series Emerging Markets Debt Fund	4,719,827	1,804,514	575,480	272,751	5,634,570
Fidelity Series Emerging Markets Fund	32,667,017	17,843,966	4,958,570	443,251	46,752,364
Fidelity Series Floating Rate High Income Fund	496,860	400,761	104,395	29,812	780,777
Fidelity Series High Income Fund	61,428,717	18,129,448	25,178,864	3,293,846	54,792,146
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 53,789,744	$ 24,586,319	$ 7,702,439	$ 509,600	$ 77,850,676
Fidelity Series International Small Cap Fund	10,942,294	6,446,759	1,720,170	118,908	17,948,594
Fidelity Series International Value Fund	53,369,497	25,453,746	7,976,423	1,510,423	78,466,476
Fidelity Series Investment Grade Bond Fund	23,478,771	11,148,679	16,429,803	550,699	17,488,007
Fidelity Series Large Cap Value Fund	37,173,024	24,339,210	55,549,714	565,977	-
Fidelity Series Real Estate Equity Fund	5,424,779	2,027,969	692,041	89,041	6,758,383
Fidelity Series Real Estate Income Fund	2,040,650	2,271,671	326,652	160,677	3,944,361
Fidelity Series Small Cap Opportunities Fund	23,559,633	9,956,241	5,501,195	6,570	30,650,952
Total	$ 666,063,567	$ 445,697,028	$ 356,249,201	$ 10,186,687	$ 825,954,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $702,893,864) - See accompanying schedule		$ 825,954,755
Receivable for investments sold		839,132
Receivable for fund shares sold		1,480,798
Receivable from affiliate for expense reductions		138
Total assets		828,274,823

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	4,368
Payable for fund shares redeemed	2,315,524
Distribution and service plan fees payable	152,406
Total liabilities		2,472,300

Net Assets		$ 825,802,523
Net Assets consist of:
Paid in capital		$ 679,503,212
Undistributed net investment income		513,822
Accumulated undistributed net realized gain (loss) on investments		22,724,598
Net unrealized appreciation (depreciation) on investments		123,060,891
Net Assets		$ 825,802,523

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($401,588,853 ÷ 35,726,645 shares)		$ 11.24

Maximum offering price per share (100/94.25 of $11.24)		$ 11.93
Class T: Net Asset Value and redemption price per share ($115,391,221 ÷ 10,301,653 shares)		$ 11.20

Maximum offering price per share (100/96.50 of $11.20)		$ 11.61
Class B: Net Asset Value and offering price per share ($5,038,330 ÷ 451,995 shares)A		$ 11.15

Class C: Net Asset Value and offering price per share ($21,189,620 ÷ 1,902,887 shares)A		$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($282,594,499 ÷ 25,011,300 shares)		$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 10,186,687

Expenses
Distribution and service plan fees	$ 1,721,051
Independent trustees' compensation	2,811
Total expenses before reductions	1,723,862
Expense reductions	(2,811)	1,721,051
Net investment income (loss)		8,465,636
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,606,531
Capital gain distributions from underlying funds	26,530,156
Total net realized gain (loss)		48,136,687
Change in net unrealized appreciation (depreciation) on underlying funds		48,837,052
Net gain (loss)		96,973,739
Net increase (decrease) in net assets resulting from operations		$ 105,439,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,465,636	$ 8,705,827
Net realized gain (loss)	48,136,687	15,586,075
Change in net unrealized appreciation (depreciation)	48,837,052	35,894,143
Net increase (decrease) in net assets resulting from operations	105,439,375	60,186,045
Distributions to shareholders from net investment income	(8,609,427)	(8,370,984)
Distributions to shareholders from net realized gain	(37,277,454)	(2,615,729)
Total distributions	(45,886,881)	(10,986,713)
Share transactions - net increase (decrease)	100,312,280	126,263,908
Total increase (decrease) in net assets	159,864,774	175,463,240

Net Assets
Beginning of period	665,937,749	490,474,509
End of period (including undistributed net investment income of $513,822 and undistributed net investment income of $657,613, respectively)	$ 825,802,523	$ 665,937,749

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Income from Investment Operations
Net investment income (loss)C	.12	.15	.12	.11	.11
Net realized and unrealized gain (loss)	1.40	.82	(.17)	1.34	3.05
Total from investment operations	1.52	.97	(.05)	1.45	3.16
Distributions from net investment income	(.12)	(.14)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.67)	(.19)	(.27)	(.18) F	(.17)
Net asset value, end of period	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66
Total Return A,B	14.91%	10.23%	(.22)%	16.99%	55.94%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.56%	1.32%	1.23%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,589	$ 352,814	$ 280,478	$ 220,549	$ 137,716
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Income from Investment Operations
Net investment income (loss) C	.09	.13	.10	.09	.09
Net realized and unrealized gain (loss)	1.39	.81	(.17)	1.33	3.05
Total from investment operations	1.48	.94	(.07)	1.42	3.14
Distributions from net investment income	(.10)	(.12)	(.09)	(.09)	(.09)
Distributions from net realized gain	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.64) H	(.16) G	(.25)	(.16) F	(.16)
Net asset value, end of period	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64
Total Return A,B	14.61%	9.99%	(.48)%	16.66%	55.57%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.31%	1.07%	.98%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,391	$ 89,196	$ 64,512	$ 61,195	$ 46,449
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

H Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Income from Investment Operations
Net investment income (loss) C	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	1.38	.81	(.17)	1.34	3.03
Total from investment operations	1.42	.89	(.12)	1.38	3.08
Distributions from net investment income	(.05)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.58) G	(.12) F	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60
Total Return A,B	14.06%	9.47%	(1.06)%	16.16%	54.72%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,038	$ 5,532	$ 5,643	$ 6,704	$ 5,847
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

G Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Income from Investment Operations
Net investment income (loss) C	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	1.38	.82	(.18)	1.34	3.05
Total from investment operations	1.42	.90	(.13)	1.38	3.10
Distributions from net investment income	(.06)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.59) F	(.13)	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61
Total Return A,B	14.06%	9.53%	(1.08)%	16.16%	55.15%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,190	$ 16,188	$ 13,344	$ 12,014	$ 9,646
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Income from Investment Operations
Net investment income (loss) B	.15	.18	.15	.13	.13
Net realized and unrealized gain (loss)	1.40	.82	(.18)	1.34	3.08
Total from investment operations	1.55	1.00	(.03)	1.47	3.21
Distributions from net investment income	(.15)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.69) G	(.21)	(.29)	(.20) F	(.19)
Net asset value, end of period	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70
Total Return A	15.20%	10.55%	.02%	17.17%	56.66%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.81%	1.57%	1.48%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,594	$ 202,208	$ 126,497	$ 62,785	$ 40,214
Portfolio turnover rate C	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

G Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	7.9
Fidelity Advisor Series Equity-Income Fund	11.4	5.3
Fidelity Advisor Series Growth & Income Fund	8.4	5.2
Fidelity Advisor Series Growth Opportunities Fund	5.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.9	4.1
Fidelity Advisor Series Small Cap Fund	3.1	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	5.3
Fidelity Series 100 Index Fund	3.2	1.3
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.1	9.9
Fidelity Series Commodity Strategy Fund	0.9	9.5
Fidelity Series Real Estate Equity Fund	1.0	0.8
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
Fidelity Advisor Large Cap Fund Institutional Class	0.0	4.0
Fidelity Advisor Small Cap Fund Institutional Class	0.0	3.1
Fidelity Series Large Cap Value Fund	0.0	5.5
	63.3	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.4
Fidelity Series International Growth Fund	9.5	8.7
Fidelity Series International Small Cap Fund	2.3	1.8
Fidelity Series International Value Fund	9.5	8.6
	26.9	24.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund *	0.0	0.0
Fidelity Series High Income Fund	6.6	9.1
Fidelity Series Investment Grade Bond Fund	2.2	0.1
Fidelity Series Real Estate Income Fund	0.3	0.2
	9.8	10.0
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds **	63.3%
International Equity Funds	26.9%
Bond Funds	9.8%

Six months ago
Domestic Equity Funds**	65.5%
International Equity Funds	24.5%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	95,818	$ 8,880,395
Fidelity Advisor Series Equity-Income Fund (b)	1,427,043	17,895,119
Fidelity Advisor Series Growth & Income Fund (b)	1,011,064	13,265,158
Fidelity Advisor Series Growth Opportunities Fund (b)	751,547	8,026,517
Fidelity Advisor Series Opportunistic Insights Fund (b)	552,716	7,732,493
Fidelity Advisor Series Small Cap Fund (b)	459,454	4,851,837
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	936,121	11,851,287
Fidelity Series 100 Index Fund (b)	411,404	5,006,785
Fidelity Series 1000 Value Index Fund (b)	190,028	2,029,502
Fidelity Series All-Sector Equity Fund (b)	789,795	11,151,907
Fidelity Series Commodity Strategy Fund (a)(b)	173,632	1,467,193
Fidelity Series Real Estate Equity Fund (b)	124,732	1,611,534
Fidelity Series Small Cap Opportunities Fund (b)	433,190	5,878,390
TOTAL DOMESTIC EQUITY FUNDS (Cost $90,932,040)		99,648,117
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	514,722	8,827,477
Fidelity Series International Growth Fund (b)	1,052,128	14,898,127

	Shares	Value
Fidelity Series International Small Cap Fund (b)	220,028	$ 3,562,259
Fidelity Series International Value Fund (b)	1,349,466	15,006,060
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,728,279)		42,293,923
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund (b)	105,324	1,074,301
Fidelity Series Floating Rate High Income Fund (b)	1,541	16,117
Fidelity Series High Income Fund (b)	984,469	10,425,524
Fidelity Series Investment Grade Bond Fund (b)	308,691	3,475,861
Fidelity Series Real Estate Income Fund (b)	37,553	423,596
TOTAL BOND FUNDS (Cost $15,119,372)		15,415,399
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $144,779,691)		157,357,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,143)
NET ASSETS - 100%		$ 157,331,296
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 4,717,573	$ 5,045,565	$ 2,789,204	$ -	$ 8,880,395
Fidelity Advisor Growth & Income Fund Institutional Class	2,595,183	971,502	3,818,648	-	-
Fidelity Advisor Large Cap Fund Institutional Class	2,597,322	1,558,537	4,798,398	-	-
Fidelity Advisor Series Equity-Income Fund	2,664,286	15,141,536	808,989	130,240	17,895,119
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	597,982	12,496,932	696,180	60,373	13,265,158
Fidelity Advisor Series Growth Opportunities Fund	-	7,807,695	219,353	2,588	8,026,517
Fidelity Advisor Series Opportunistic Insights Fund	1,895,518	5,370,707	464,629	-	7,732,493
Fidelity Advisor Series Small Cap Fund	-	4,747,884	124,733	2,908	4,851,837
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,677,427	9,178,962	658,443	74,248	11,851,287
Fidelity Advisor Small Cap Fund Institutional Class	1,939,859	1,335,542	3,707,829	-	-
Fidelity Series 100 Index Fund	873,917	4,049,808	217,843	35,883	5,006,785
Fidelity Series 1000 Value Index Fund	-	1,962,994	44,774	6,523	2,029,502
Fidelity Series All-Sector Equity Fund	6,287,353	7,141,979	3,149,208	80,017	11,151,907
Fidelity Series Commodity Strategy Fund	5,784,182	5,669,442	9,307,025	-	1,467,193
Fidelity Series Emerging Markets Debt Fund	356,627	796,137	52,926	36,434	1,074,301
Fidelity Series Emerging Markets Fund	3,113,335	5,967,475	489,081	65,572	8,827,477
Fidelity Series Floating Rate High Income Fund	1,943	15,386	1,039	393	16,117
Fidelity Series High Income Fund	5,468,666	8,311,036	3,474,784	455,133	10,425,524
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 5,007,955	$ 9,651,096	$ 806,168	$ 80,244	$ 14,898,127
Fidelity Series International Small Cap Fund	1,011,976	2,395,228	178,896	20,810	3,562,259
Fidelity Series International Value Fund	4,963,040	9,816,201	807,650	240,495	15,006,060
Fidelity Series Investment Grade Bond Fund	68,328	3,578,710	183,941	31,134	3,475,861
Fidelity Series Large Cap Value Fund	3,698,707	5,608,444	8,219,945	89,457	-
Fidelity Series Real Estate Equity Fund	544,808	1,128,956	92,828	14,508	1,611,534
Fidelity Series Real Estate Income Fund	134,922	316,097	24,155	14,390	423,596
Fidelity Series Small Cap Opportunities Fund	2,255,121	3,955,933	689,440	1,037	5,878,390
Total	$ 59,256,030	$ 134,019,784	$ 45,826,109	$ 1,442,387	$ 157,357,439
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $144,779,691) - See accompanying schedule		$ 157,357,439
Receivable for investments sold		16,444
Receivable for fund shares sold		736,554
Receivable from affiliate for expense reductions		88
Total assets		158,110,525

Liabilities
Payable for investments purchased	$ 250,390
Payable for fund shares redeemed	502,578
Distribution and service plan fees payable	26,261
Total liabilities		779,229

Net Assets		$ 157,331,296
Net Assets consist of:
Paid in capital		$ 142,593,135
Undistributed net investment income		94,984
Accumulated undistributed net realized gain (loss) on investments		2,065,429
Net unrealized appreciation (depreciation) on investments		12,577,748
Net Assets		$ 157,331,296

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,217,040 ÷ 6,937,887 shares)		$ 11.71

Maximum offering price per share (100/94.25 of $11.71)		$ 12.42
Class T: Net Asset Value and redemption price per share ($19,133,789 ÷ 1,638,059 shares)		$ 11.68

Maximum offering price per share (100/96.50 of $11.68)		$ 12.10
Class C: Net Asset Value and offering price per share ($2,490,824 ÷ 213,064 shares)A		$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,489,643 ÷ 4,641,179 shares)		$ 11.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 1,442,387

Expenses
Distribution and service plan fees	$ 223,426
Independent trustees' compensation	374
Total expenses before reductions	223,800
Expense reductions	(374)	223,426
Net investment income (loss)		1,218,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	523,476
Capital gain distributions from underlying funds	4,225,946
Total net realized gain (loss)		4,749,422
Change in net unrealized appreciation (depreciation) on underlying funds		9,384,388
Net gain (loss)		14,133,810
Net increase (decrease) in net assets resulting from operations		$ 15,352,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,218,961	$ 516,037
Net realized gain (loss)	4,749,422	755,707
Change in net unrealized appreciation (depreciation)	9,384,388	3,283,912
Net increase (decrease) in net assets resulting from operations	15,352,771	4,555,656
Distributions to shareholders from net investment income	(1,169,063)	(473,172)
Distributions to shareholders from net realized gain	(3,355,879)	(129,809)
Total distributions	(4,524,942)	(602,981)
Share transactions - net increase (decrease)	87,257,338	47,565,310
Total increase (decrease) in net assets	98,085,167	51,517,985

Net Assets
Beginning of period	59,246,129	7,728,144
End of period (including undistributed net investment income of $94,984 and undistributed net investment income of $45,086, respectively)	$ 157,331,296	$ 59,246,129

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.18	.11
Net realized and unrealized gain (loss)	1.49	.83	(.11)
Total from investment operations	1.61	1.01	-
Distributions from net investment income	(.11)	(.13)	(.11)
Distributions from net realized gain	(.36)	(.07)	(.15)
Total distributions	(.46) J	(.20)	(.25) I
Net asset value, end of period	$ 11.71	$ 10.56	$ 9.75
Total Return B, C, D	15.45%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.11%	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,217	$ 32,476	$ 2,655
Portfolio turnover rate F	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.09
Net realized and unrealized gain (loss)	1.47	.82	(.10)
Total from investment operations	1.57	.98	(.01)
Distributions from net investment income	(.09)	(.11)	(.09)
Distributions from net realized gain	(.36)	(.07)	(.15)
Total distributions	(.44) I	(.18)	(.24)
Net asset value, end of period	$ 11.68	$ 10.55	$ 9.75
Total Return B, C, D	15.07%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	.86%	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,134	$ 7,239	$ 1,444
Portfolio turnover rate F	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.05
Net realized and unrealized gain (loss)	1.47	.83	(.10)
Total from investment operations	1.51	.93	(.05)
Distributions from net investment income	(.05)	(.03)	(.06)
Distributions from net realized gain	(.35)	(.07)	(.15)
Total distributions	(.39) I	(.10)	(.21)
Net asset value, end of period	$ 11.69	$ 10.57	$ 9.74
Total Return B, C, D	14.46%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.36%	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,491	$ 1,094	$ 1,127
Portfolio turnover rate F	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.21	.13
Net realized and unrealized gain (loss)	1.48	.83	(.11)
Total from investment operations	1.63	1.04	.02
Distributions from net investment income	(.13)	(.14)	(.12)
Distributions from net realized gain	(.36)	(.07)	(.15)
Total distributions	(.48) J	(.21)	(.26) I
Net asset value, end of period	$ 11.74	$ 10.59	$ 9.76
Total Return B, C	15.61%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.36%	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,490	$ 18,438	$ 2,503
Portfolio turnover rate E	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 273,472,304	$ 17,984,557	$ (1,203,201)	$ 16,781,356
Advisor Freedom 2005	271,942,847	23,824,421	(1,165,964)	22,658,457
Advisor Freedom 2010	780,164,124	84,021,308	(4,342,578)	79,678,730
Advisor Freedom 2015	1,688,846,755	210,137,580	(8,793,974)	201,343,606
Advisor Freedom 2020	3,029,180,449	380,762,379	(20,013,115)	360,749,264
Advisor Freedom 2025	2,850,331,291	415,095,746	(15,592,963)	399,502,783
Advisor Freedom 2030	2,806,754,218	437,657,908	(6,093,744)	431,564,164
Advisor Freedom 2035	2,041,169,527	349,182,835	(3,812,926)	345,369,909
Advisor Freedom 2040	1,965,339,418	331,308,663	(3,727,885)	327,580,778
Advisor Freedom 2045	979,594,916	164,769,390	(2,014,706)	162,754,684
Advisor Freedom 2050	704,111,147	123,486,941	(1,643,333)	121,843,608
Advisor Freedom 2055	144,875,900	12,703,169	(221,630)	12,481,539

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 588,439	$ 4,509,417	$ 16,781,356
Advisor Freedom 2005	1,178,665	3,778,896	22,658,457
Advisor Freedom 2010	3,558,546	13,115,871	79,678,730
Advisor Freedom 2015	7,185,151	32,543,917	201,343,606
Advisor Freedom 2020	10,683,907	49,873,206	360,749,264
Advisor Freedom 2025	10,166,591	48,065,293	399,502,783
Advisor Freedom 2030	6,711,392	35,391,213	431,564,164
Advisor Freedom 2035	3,732,787	31,898,391	345,369,909
Advisor Freedom 2040	4,341,858	29,121,846	327,580,778
Advisor Freedom 2045	2,448,411	29,948,375	162,754,684
Advisor Freedom 2050	1,816,262	22,639,441	121,843,608
Advisor Freedom 2055	237,703	2,018,921	12,481,539

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,477,302	$ 5,822,554	$ 11,299,856
Advisor Freedom 2005	6,110,862	4,640,048	10,750,910
Advisor Freedom 2010	20,888,700	17,590,764	38,479,464
Advisor Freedom 2015	46,628,978	50,615,076	97,244,054
Advisor Freedom 2020	83,459,191	92,532,796	175,991,987
Advisor Freedom 2025	83,535,739	107,472,852	191,008,591
Advisor Freedom 2030	90,111,149	98,991,029	189,102,178
Advisor Freedom 2035	67,580,156	91,022,780	158,602,936
Advisor Freedom 2040	63,483,756	87,121,446	150,605,202
Advisor Freedom 2045	29,992,159	32,086,750	62,078,909
Advisor Freedom 2050	21,768,582	24,118,299	45,886,881
Advisor Freedom 2055	3,373,590	1,151,352	4,524,942
March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,414,666	$ 1,914,942	$ 7,329,608
Advisor Freedom 2005	5,136,657	-	5,136,657
Advisor Freedom 2010	18,067,071	-	18,067,071
Advisor Freedom 2015	38,253,485	-	38,253,485
Advisor Freedom 2020	62,726,354	-	62,726,354
Advisor Freedom 2025	53,196,385	-	53,196,385
Advisor Freedom 2030	53,839,930	-	53,839,930
Advisor Freedom 2035	32,750,670	-	32,750,670
Advisor Freedom 2040	31,788,840	-	31,788,840
Advisor Freedom 2045	13,679,345	8,878,964	22,558,309
Advisor Freedom 2050	9,440,533	1,546,180	10,986,713
Advisor Freedom 2055	507,335	95,646	602,981

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	110,509,515	151,567,737
Advisor Freedom 2005	148,186,659	173,196,772
Advisor Freedom 2010	348,234,361	437,392,945
Advisor Freedom 2015	714,475,216	880,329,776
Advisor Freedom 2020	1,333,645,638	1,410,087,965
Advisor Freedom 2025	1,390,936,523	1,269,494,795
Advisor Freedom 2030	1,692,685,499	1,641,265,374
Advisor Freedom 2035	1,192,747,948	1,085,931,376
Advisor Freedom 2040	1,105,213,292	1,025,009,478
Advisor Freedom 2045	614,644,074	474,275,065
Advisor Freedom 2050	445,697,028	356,249,201
Advisor Freedom 2055	134,019,784	45,826,109

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 411,081	$ 17,600
Class T	.25%	.25%	260,333	605
Class B	.75%	.25%	19,512	14,917
Class C	.75%	.25%	160,227	21,088
			$ 851,153	$ 54,210
Advisor Freedom 2005
Class A	-%	.25%	$ 486,370	$ 50,064
Class T	.25%	.25%	142,834	274
Class B	.75%	.25%	11,432	8,644
Class C	.75%	.25%	89,355	7,517
			$ 729,991	$ 66,499
Advisor Freedom 2010
Class A	-%	.25%	$ 1,306,630	$ 119,231
Class T	.25%	.25%	642,541	5,572
Class B	.75%	.25%	50,296	38,259
Class C	.75%	.25%	375,479	29,316
			$ 2,374,946	$ 192,378
Advisor Freedom 2015
Class A	-%	.25%	$ 2,852,486	$ 242,558
Class T	.25%	.25%	1,143,706	4,608
Class B	.75%	.25%	145,496	109,696
Class C	.75%	.25%	733,938	82,620
			$ 4,875,626	$ 493,482
Advisor Freedom 2020
Class A	-%	.25%	$ 4,838,060	$ 400,052
Class T	.25%	.25%	2,263,839	3,354
Class B	.75%	.25%	280,529	212,663
Class C	.75%	.25%	1,070,976	119,710
			$ 8,453,404	$ 735,779
Advisor Freedom 2025
Class A	-%	.25%	$ 4,668,339	$ 453,058
Class T	.25%	.25%	1,795,218	1,897
Class B	.75%	.25%	201,805	152,720
Class C	.75%	.25%	816,338	101,623
			$ 7,481,700	$ 709,298
Advisor Freedom 2030
Class A	-%	.25%	$ 4,446,177	$ 355,830
Class T	.25%	.25%	2,107,866	907
Class B	.75%	.25%	241,199	182,957
Class C	.75%	.25%	806,573	97,813
			$ 7,601,815	$ 637,507

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,303,549	$ 291,185
Class T	.25%	.25%	1,240,867	235
Class B	.75%	.25%	162,173	122,775
Class C	.75%	.25%	485,172	61,185
			$ 5,191,761	$ 475,380
Advisor Freedom 2040
Class A	-%	.25%	$ 2,966,869	$ 214,631
Class T	.25%	.25%	1,574,773	5,726
Class B	.75%	.25%	210,815	159,630
Class C	.75%	.25%	673,853	76,469
			$ 5,426,310	$ 456,456
Advisor Freedom 2045
Class A	-%	.25%	$ 1,439,795	$ 124,462
Class T	.25%	.25%	559,889	-
Class B	.75%	.25%	36,233	27,325
Class C	.75%	.25%	159,334	33,316
			$ 2,195,251	$ 185,103
Advisor Freedom 2050
Class A	-%	.25%	$ 959,769	$ 52,468
Class T	.25%	.25%	519,165	-
Class B	.75%	.25%	54,183	40,733
Class C	.75%	.25%	187,934	30,843
			$ 1,721,051	$ 124,044
Advisor Freedom 2055
Class A	-%	.25%	$ 141,577	$ 13,490
Class T	.25%	.25%	64,941	-
Class C	.75%	.25%	16,908	9,926
			$ 223,426	$ 23,416

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 8,876
Class T	2,378
Class B*	5,260
Class C*	2,266
$ 18,780
Advisor Freedom 2005
Class A	$ 4,169
Class T	1,008
Class B*	514
Class C*	350
$ 6,041
Advisor Freedom 2010
Class A	$ 14,676
Class T	6,739
Class B*	6,896
Class C*	2,672
$ 30,983

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 36,442
Class T	15,460
Class B*	9,407
Class C*	4,023
$ 65,332
Advisor Freedom 2020
Class A	$ 87,581
Class T	37,238
Class B*	23,902
Class C*	9,422
$ 158,143
Advisor Freedom 2025
Class A	$ 169,702
Class T	39,977
Class B*	19,120
Class C*	8,558
$ 237,357
Advisor Freedom 2030
Class A	$ 85,166
Class T	39,549
Class B*	13,021
Class C*	11,061
$ 148,797
Advisor Freedom 2035
Class A	$ 62,340
Class T	36,446
Class B*	7,998
Class C*	8,335
$ 115,119
Advisor Freedom 2040
Class A	$ 83,127
Class T	39,019
Class B*	17,214
Class C*	9,948
$ 149,308
Advisor Freedom 2045
Class A	$ 35,303
Class T	18,653
Class B*	3,171
Class C*	4,978
$ 62,105
Advisor Freedom 2050
Class A	$ 32,502
Class T	12,639
Class B*	5,631
Class C*	5,659
$ 56,431
Advisor Freedom 2055
Class A	$ 11,286
Class T	7,346
Class C*	466
$ 19,098

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Equity Growth Fund Institutional Class, Fidelity Advisor Growth & Income Fund Institutional Class, Fidelity Advisor Large Cap Fund Institutional Class, Fidelity Advisor Small Cap Fund Institutional Class, Fidelity Series All-Sector Equity Fund, Fidelity Series Large Cap Value Fund ("selected Underlying Funds") for investments, including accrued interest, and non-taxable exchanges of those investments for shares of Fidelity Advisor Series Equity-Income Fund, Fidelity Series 1000 Value Index Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Series Large Cap Value Fund, Fidelity Advisor Series Growth Opportunities Fund and Fidelity Advisor Series Growth & Income Fund all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments, including accrued interest, reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$ 15,623,622	$ 4,478,952
Advisor Freedom 2005	24,289,541	5,021,212
Advisor Freedom 2010	102,067,968	17,460,023
Advisor Freedom 2015	231,296,554	39,005,204
Advisor Freedom 2020	429,704,080	70,205,011
Advisor Freedom 2025	489,340,391	67,376,784
Advisor Freedom 2030	517,397,965	72,571,695
Advisor Freedom 2035	431,841,119	54,288,535
Advisor Freedom 2040	427,611,864	49,969,582
Advisor Freedom 2045	210,601,404	43,255,758
Advisor Freedom 2050	153,808,872	32,952,426
Advisor Freedom 2055	23,353,309	1,318,830

5. Expense Reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 632
Class T	.50%	200
Class B	1.00%	7
Class C	1.00%	61
Institutional Class	.00%	288
Advisor Freedom 2005
Class A	.25%	742
Class T	.50%	109
Class B	1.00%	4
Class C	1.00%	34
Institutional Class	.00%	266
Advisor Freedom 2010
Class A	.25%	1,995
Class T	.50%	490
Class B	1.00%	19
Class C	1.00%	143
Institutional Class	.00%	763

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2015
Class A	.25%	$ 4,352
Class T	.50%	872
Class B	1.00%	55
Class C	1.00%	280
Institutional Class	.00%	1,810
Advisor Freedom 2020
Class A	.25%	7,338
Class T	.50%	1,717
Class B	1.00%	106
Class C	1.00%	407
Institutional Class	.00%	3,096
Advisor Freedom 2025
Class A	.25%	7,036
Class T	.50%	1,353
Class B	1.00%	76
Class C	1.00%	308
Institutional Class	.00%	2,878
Advisor Freedom 2030
Class A	.25%	6,710
Class T	.50%	1,591
Class B	1.00%	91
Class C	1.00%	305
Institutional Class	.00%	2,979
Advisor Freedom 2035
Class A	.25%	4,969
Class T	.50%	933
Class B	1.00%	61
Class C	1.00%	182
Institutional Class	.00%	2,302
Advisor Freedom 2040
Class A	.25%	4,465
Class T	.50%	1,186
Class B	1.00%	79
Class C	1.00%	254
Institutional Class	.00%	2,182
Advisor Freedom 2045
Class A	.25%	2,150
Class T	.50%	418
Class B	1.00%	13
Class C	1.00%	59
Institutional Class	.00%	1,201
Advisor Freedom 2050
Class A	.25%	1,436
Class T	.50%	388
Class B	1.00%	20
Class C	1.00%	70
Institutional Class	.00%	897

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	.25%	$ 200
Class T	.50%	46
Class C	1.00%	6
Institutional Class	.00%	122

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014	2013
Advisor Freedom Income
From net investment income
Class A	$ 1,766,405	$ 1,869,112
Class T	429,308	433,735
Class B	5,610	9,453
Class C	53,835	61,486
Institutional Class	983,323	900,709
Total	$ 3,238,481	$ 3,274,495
From net realized gain
Class A	$ 4,306,389	$ 2,240,481
Class T	1,357,064	669,554
Class B	51,287	32,437
Class C	416,779	210,904
Institutional Class	1,929,856	901,737
Total	$ 8,061,375	$ 4,055,113
Advisor Freedom 2005
From net investment income
Class A	$ 1,934,390	$ 2,280,196
Class T	244,035	219,973
Class B	3,650	4,601
Class C	32,429	31,434
Institutional Class	835,850	820,798
Total	$ 3,050,354	$ 3,357,002
From net realized gain
Class A	$ 4,953,300	$ 1,208,263
Class T	765,045	146,502
Class B	29,817	8,377
Class C	234,996	47,485
Institutional Class	1,717,398	369,028
Total	$ 7,700,556	$ 1,779,655
Advisor Freedom 2010
From net investment income
Class A	$ 5,617,013	$ 7,248,480
Class T	1,081,956	1,357,322
Class B	11,082	35,114
Class C	138,094	221,866
Institutional Class	2,663,216	2,901,048
Total	$ 9,511,361	$ 11,763,830

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2014	2013
Advisor Freedom 2010
From net realized gain
Class A	$ 16,966,458	$ 3,797,581
Class T	4,171,832	877,542
Class B	159,058	49,505
Class C	1,212,875	264,617
Institutional Class	6,457,880	1,313,996
Total	$ 28,968,103	$ 6,303,241
Advisor Freedom 2015
From net investment income
Class A	$ 12,813,208	$ 15,443,272
Class T	2,012,565	2,370,199
Class B	47,108	95,446
Class C	333,834	437,291
Institutional Class	6,573,771	6,470,240
Total	$ 21,780,486	$ 24,816,448
From net realized gain
Class A	$ 44,722,592	$ 8,264,610
Class T	8,884,016	1,548,591
Class B	568,951	133,932
Class C	2,861,846	514,113
Institutional Class	18,426,163	2,975,791
Total	$ 75,463,568	$ 13,437,037
Advisor Freedom 2020
From net investment income
Class A	$ 22,719,462	$ 26,237,034
Class T	4,214,567	4,698,779
Class B	101,181	207,668
Class C	534,801	650,444
Institutional Class	11,465,857	10,832,707
Total	$ 39,035,868	$ 42,626,632
From net realized gain
Class A	$ 80,113,960	$ 12,221,481
Class T	18,426,540	2,642,164
Class B	1,172,886	229,820
Class C	4,359,115	642,700
Institutional Class	32,883,618	4,363,557
Total	$ 136,956,119	$ 20,099,722
Advisor Freedom 2025
From net investment income
Class A	$ 22,477,566	$ 24,790,567
Class T	3,528,131	3,595,303
Class B	84,463	163,792
Class C	457,022	561,745
Institutional Class	11,073,746	9,737,534
Total	$ 37,620,928	$ 38,848,941
From net realized gain
Class A	$ 93,759,806	$ 9,143,726
Class T	17,601,291	1,563,144
Class B	1,050,076	130,245
Class C	4,011,074	386,200
Institutional Class	36,965,416	3,124,129
Total	$ 153,387,663	$ 14,347,444

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2014	2013
Advisor Freedom 2030
From net investment income
Class A	$ 22,820,261	$ 24,782,410
Class T	4,478,364	4,552,485
Class B	122,601	210,414
Class C	511,433	585,019
Institutional Class	12,079,384	10,634,898
Total	$ 40,012,043	$ 40,765,226
From net realized gain
Class A	$ 86,607,833	$ 7,915,192
Class T	20,188,786	1,715,030
Class B	1,192,790	137,323
Class C	3,878,775	342,181
Institutional Class	37,221,951	2,964,978
Total	$ 149,090,135	$ 13,074,704
Advisor Freedom 2035
From net investment income
Class A	$ 15,154,993	$ 16,875,467
Class T	2,367,982	2,349,822
Class B	70,000	135,304
Class C	268,078	332,280
Institutional Class	8,554,224	7,474,365
Total	$ 26,415,277	$ 27,167,238
From net realized gain
Class A	$ 78,751,944	$ 3,487,770
Class T	14,374,167	574,019
Class B	1,007,862	55,352
Class C	2,858,485	122,062
Institutional Class	35,195,201	1,344,229
Total	$ 132,187,659	$ 5,583,432
Advisor Freedom 2040
From net investment income
Class A	$ 13,352,673	$ 15,416,805
Class T	2,834,561	3,246,224
Class B	78,732	187,384
Class C	342,692	477,964
Institutional Class	7,969,592	7,173,233
Total	$ 24,578,250	$ 26,501,610
From net realized gain
Class A	$ 69,904,502	$ 3,045,286
Class T	18,244,340	769,855
Class B	1,302,421	73,757
Class C	3,941,198	168,492
Institutional Class	32,634,491	1,229,840
Total	$ 126,026,952	$ 5,287,230
Advisor Freedom 2045
From net investment income
Class A	$ 6,527,056	$ 6,957,403
Class T	1,043,078	988,121
Class B	16,381	27,566
Class C	85,939	101,775
Institutional Class	4,405,855	3,609,466
Total	$ 12,078,309	$ 11,684,331

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2014	2013
Advisor Freedom 2045
From net realized gain
Class A	$ 28,311,703	$ 6,744,595
Class T	5,432,484	1,044,959
Class B	177,930	57,582
Class C	768,912	162,607
Institutional Class	15,309,571	2,864,235
Total	$ 50,000,600	$ 10,873,978
Advisor Freedom 2050
From net investment income
Class A	$ 4,293,626	$ 4,634,192
Class T	948,674	923,527
Class B	22,749	42,092
Class C	101,098	123,643
Institutional Class	3,243,280	2,647,530
Total	$ 8,609,427	$ 8,370,984
From net realized gain
Class A	$ 19,244,490	$ 1,465,892
Class T	5,189,025	345,032
Class B	268,767	25,867
Class C	927,947	67,326
Institutional Class	11,647,225	711,612
Total	$ 37,277,454	$ 2,615,729
Advisor Freedom 2055
From net investment income
Class A	$ 616,684	$ 273,976
Class T	116,529	55,233
Class C	8,049	2,070
Institutional Class	427,801	141,893
Total	$ 1,169,063	$ 473,172
From net realized gain
Class A	$ 1,825,764	$ 68,154
Class T	413,891	17,814
Class C	51,905	6,257
Institutional Class	1,064,319	37,584
Total	$ 3,355,879	$ 129,809

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom Income
Class A
Shares sold	4,084,387	5,667,328	$ 45,396,706	$ 62,675,823
Reinvestment of distributions	539,600	368,047	5,992,117	4,049,319
Shares redeemed	(7,206,233)	(5,438,505)	(80,024,311)	(60,152,423)
Net increase (decrease)	(2,582,246)	596,870	$ (28,635,488)	$ 6,572,719
Class T
Shares sold	2,344,429	1,752,672	$ 26,072,453	$ 19,341,827
Reinvestment of distributions	157,567	97,192	1,748,382	1,067,874
Shares redeemed	(2,562,031)	(2,181,141)	(28,429,859)	(24,078,105)
Net increase (decrease)	(60,035)	(331,277)	$ (609,024)	$ (3,668,404)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom Income
Class B
Shares sold	2,503	13,728	$ 27,616	$ 151,709
Reinvestment of distributions	4,670	3,419	51,823	37,528
Shares redeemed	(61,802)	(75,727)	(686,727)	(836,079)
Net increase (decrease)	(54,629)	(58,580)	$ (607,288)	$ (646,842)
Class C
Shares sold	255,147	326,072	$ 2,828,803	$ 3,593,856
Reinvestment of distributions	35,486	19,976	393,433	219,246
Shares redeemed	(367,267)	(428,327)	(4,069,265)	(4,730,145)
Net increase (decrease)	(76,634)	(82,279)	$ (847,029)	$ (917,043)
Institutional Class
Shares sold	2,849,137	3,768,736	$ 31,746,378	$ 41,751,702
Reinvestment of distributions	261,319	161,577	2,907,972	1,781,582
Shares redeemed	(3,644,830)	(2,467,458)	(40,617,188)	(27,262,092)
Net increase (decrease)	(534,374)	1,462,855	$ (5,962,838)	$ 16,271,192
Advisor Freedom 2005
Class A
Shares sold	4,655,166	5,950,479	$ 55,830,174	$ 69,001,688
Reinvestment of distributions	562,432	296,966	6,741,672	3,414,979
Shares redeemed	(7,016,437)	(6,013,562)	(84,207,322)	(69,615,909)
Net increase (decrease)	(1,798,839)	233,883	$ (21,635,476)	$ 2,800,758
Class T
Shares sold	1,406,394	1,289,243	$ 16,873,346	$ 14,935,857
Reinvestment of distributions	82,906	30,601	993,902	352,432
Shares redeemed	(1,232,550)	(1,066,736)	(14,759,346)	(12,303,077)
Net increase (decrease)	256,750	253,108	$ 3,107,902	$ 2,985,212
Class B
Shares sold	14,599	652	$ 174,760	$ 7,549
Reinvestment of distributions	2,727	1,083	32,819	12,534
Shares redeemed	(27,943)	(41,276)	(335,271)	(481,200)
Net increase (decrease)	(10,617)	(39,541)	$ (127,692)	$ (461,117)
Class C
Shares sold	187,567	173,944	$ 2,241,261	$ 2,021,586
Reinvestment of distributions	20,209	6,077	242,068	70,003
Shares redeemed	(157,344)	(201,333)	(1,891,449)	(2,316,273)
Net increase (decrease)	50,432	(21,312)	$ 591,880	$ (224,684)
Institutional Class
Shares sold	2,751,622	3,014,914	$ 33,153,579	$ 35,073,813
Reinvestment of distributions	209,954	102,306	2,529,659	1,182,672
Shares redeemed	(3,334,415)	(1,314,929)	(40,249,329)	(15,314,119)
Net increase (decrease)	(372,839)	1,802,291	$ (4,566,091)	$ 20,942,366
Advisor Freedom 2010
Class A
Shares sold	10,336,177	12,708,869	$ 130,803,213	$ 153,017,064
Reinvestment of distributions	1,764,561	915,288	22,358,331	10,935,441
Shares redeemed	(16,430,945)	(16,811,351)	(208,087,550)	(202,005,316)
Net increase (decrease)	(4,330,207)	(3,187,194)	$ (54,926,006)	$ (38,052,811)
Class T
Shares sold	3,281,268	3,712,396	$ 41,296,464	$ 44,524,286
Reinvestment of distributions	410,639	183,018	5,188,315	2,182,056
Shares redeemed	(4,197,400)	(4,809,687)	(52,884,945)	(57,632,993)
Net increase (decrease)	(505,493)	(914,273)	$ (6,400,166)	$ (10,926,651)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2010
Class B
Shares sold	4,359	9,563	$ 54,665	$ 115,968
Reinvestment of distributions	12,614	6,587	159,920	78,910
Shares redeemed	(231,730)	(268,639)	(2,924,345)	(3,216,272)
Net increase (decrease)	(214,757)	(252,489)	$ (2,709,760)	$ (3,021,394)
Class C
Shares sold	447,126	499,095	$ 5,605,749	$ 5,991,309
Reinvestment of distributions	98,158	36,663	1,234,594	435,812
Shares redeemed	(794,639)	(681,672)	(9,965,133)	(8,150,135)
Net increase (decrease)	(249,355)	(145,914)	$ (3,124,790)	$ (1,723,014)
Institutional Class
Shares sold	6,363,961	7,292,808	$ 80,690,745	$ 88,270,797
Reinvestment of distributions	717,236	351,077	9,117,775	4,208,551
Shares redeemed	(8,035,471)	(5,034,949)	(102,232,872)	(60,844,334)
Net increase (decrease)	(954,274)	2,608,936	$ (12,424,352)	$ 31,635,014
Advisor Freedom 2015
Class A
Shares sold	22,489,270	28,506,295	$ 283,126,217	$ 342,099,746
Reinvestment of distributions	4,519,282	1,974,621	56,944,636	23,498,680
Shares redeemed	(37,248,204)	(28,730,020)	(469,301,306)	(344,939,129)
Net increase (decrease)	(10,239,652)	1,750,896	$ (129,230,453)	$ 20,659,297
Class T
Shares sold	6,303,601	7,048,273	$ 79,104,026	$ 84,377,992
Reinvestment of distributions	847,786	321,618	10,675,072	3,825,959
Shares redeemed	(7,736,690)	(7,173,479)	(97,285,238)	(85,670,361)
Net increase (decrease)	(585,303)	196,412	$ (7,506,140)	$ 2,533,590
Class B
Shares sold	34,014	18,918	$ 427,275	$ 230,299
Reinvestment of distributions	45,663	17,784	574,653	211,983
Shares redeemed	(526,603)	(631,455)	(6,609,199)	(7,538,504)
Net increase (decrease)	(446,926)	(594,753)	$ (5,607,271)	$ (7,096,222)
Class C
Shares sold	1,198,350	1,112,764	$ 14,962,978	$ 13,243,553
Reinvestment of distributions	236,720	73,853	2,966,039	876,636
Shares redeemed	(1,330,512)	(1,330,728)	(16,641,623)	(15,851,708)
Net increase (decrease)	104,558	(144,111)	$ 1,287,394	$ (1,731,519)
Institutional Class
Shares sold	15,218,153	16,268,843	$ 192,651,271	$ 196,562,251
Reinvestment of distributions	1,957,749	782,959	24,850,867	9,370,557
Shares redeemed	(16,707,286)	(8,997,016)	(211,582,062)	(108,722,993)
Net increase (decrease)	468,616	8,054,786	$ 5,920,076	$ 97,209,815
Advisor Freedom 2020
Class A
Shares sold	37,875,371	44,416,958	$ 499,708,170	$ 555,194,594
Reinvestment of distributions	7,715,244	3,073,389	101,833,461	38,099,250
Shares redeemed	(53,499,262)	(39,485,922)	(706,085,629)	(494,297,897)
Net increase (decrease)	(7,908,647)	8,004,425	$ (104,543,998)	$ 98,995,947
Class T
Shares sold	11,814,695	12,011,989	$ 155,626,547	$ 150,203,034
Reinvestment of distributions	1,686,654	579,475	22,276,384	7,192,079
Shares redeemed	(12,049,762)	(10,936,020)	(159,248,035)	(136,699,168)
Net increase (decrease)	1,451,587	1,655,444	$ 18,654,896	$ 20,695,945

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2020
Class B
Shares sold	30,377	23,018	$ 402,320	$ 283,038
Reinvestment of distributions	90,003	32,154	1,186,806	399,675
Shares redeemed	(879,412)	(1,019,496)	(11,576,323)	(12,664,560)
Net increase (decrease)	(759,032)	(964,324)	$ (9,987,197)	$ (11,981,847)
Class C
Shares sold	1,846,934	1,650,086	$ 24,173,360	$ 20,539,871
Reinvestment of distributions	344,681	95,759	4,527,030	1,184,544
Shares redeemed	(1,682,149)	(1,789,596)	(22,026,418)	(22,192,952)
Net increase (decrease)	509,466	(43,751)	$ 6,673,972	$ (468,537)
Institutional Class
Shares sold	24,830,823	25,904,119	$ 329,988,794	$ 326,561,698
Reinvestment of distributions	3,330,002	1,214,162	44,259,859	15,144,940
Shares redeemed	(23,073,768)	(12,665,795)	(307,011,358)	(158,809,529)
Net increase (decrease)	5,087,057	14,452,486	$ 67,237,295	$ 182,897,109
Advisor Freedom 2025
Class A
Shares sold	42,336,074	46,832,812	$ 544,836,932	$ 564,656,133
Reinvestment of distributions	8,980,977	2,817,136	115,368,644	33,682,400
Shares redeemed	(50,182,999)	(36,915,729)	(647,564,921)	(445,620,144)
Net increase (decrease)	1,134,052	12,734,219	$ 12,640,655	$ 152,718,389
Class T
Shares sold	11,279,406	10,475,315	$ 145,595,680	$ 126,787,508
Reinvestment of distributions	1,611,890	421,842	20,769,490	5,059,334
Shares redeemed	(9,292,943)	(7,029,069)	(120,291,981)	(84,713,362)
Net increase (decrease)	3,598,353	3,868,088	$ 46,073,189	$ 47,133,480
Class B
Shares sold	18,435	33,837	$ 237,832	$ 402,830
Reinvestment of distributions	83,763	22,745	1,068,884	271,803
Shares redeemed	(590,150)	(700,042)	(7,554,066)	(8,354,336)
Net increase (decrease)	(487,952)	(643,460)	$ (6,247,350)	$ (7,679,703)
Class C
Shares sold	1,737,317	1,362,294	$ 22,105,326	$ 16,242,141
Reinvestment of distributions	332,872	75,516	4,237,083	897,881
Shares redeemed	(1,198,006)	(1,133,462)	(15,248,728)	(13,531,664)
Net increase (decrease)	872,183	304,348	$ 11,093,681	$ 3,608,358
Institutional Class
Shares sold	25,761,490	24,213,764	$ 334,359,446	$ 294,374,445
Reinvestment of distributions	3,699,489	1,063,922	47,917,135	12,801,944
Shares redeemed	(20,040,038)	(10,933,983)	(260,861,013)	(132,325,157)
Net increase (decrease)	9,420,941	14,343,703	$ 121,415,568	$ 174,851,232
Advisor Freedom 2030
Class A
Shares sold	35,163,430	41,613,890	$ 479,754,505	$ 525,837,935
Reinvestment of distributions	7,936,793	2,585,181	108,270,707	32,378,742
Shares redeemed	(48,268,332)	(34,146,152)	(659,744,933)	(432,000,548)
Net increase (decrease)	(5,168,109)	10,052,919	$ (71,719,721)	$ 126,216,129
Class T
Shares sold	11,453,954	11,109,856	$ 155,598,895	$ 139,954,510
Reinvestment of distributions	1,780,942	492,157	24,245,358	6,152,559
Shares redeemed	(10,098,141)	(9,495,122)	(137,447,373)	(119,272,485)
Net increase (decrease)	3,136,755	2,106,891	$ 42,396,880	$ 26,834,584

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2030
Class B
Shares sold	19,423	20,379	$ 262,817	$ 253,313
Reinvestment of distributions	91,135	25,911	1,235,310	324,148
Shares redeemed	(640,819)	(766,318)	(8,680,850)	(9,575,940)
Net increase (decrease)	(530,261)	(720,028)	$ (7,182,723)	$ (8,998,479)
Class C
Shares sold	1,567,826	1,523,134	$ 21,161,811	$ 19,092,460
Reinvestment of distributions	306,706	69,617	4,146,937	867,428
Shares redeemed	(1,293,656)	(1,266,642)	(17,444,366)	(15,862,398)
Net increase (decrease)	580,876	326,109	$ 7,864,382	$ 4,097,490
Institutional Class
Shares sold	25,486,532	22,913,292	$ 349,828,449	$ 291,232,690
Reinvestment of distributions	3,591,064	1,079,513	49,271,553	13,569,835
Shares redeemed	(19,352,622)	(10,947,359)	(265,575,217)	(138,321,010)
Net increase (decrease)	9,724,974	13,045,446	$ 133,524,785	$ 166,481,515
Advisor Freedom 2035
Class A
Shares sold	30,839,841	34,835,056	$ 401,061,956	$ 415,484,819
Reinvestment of distributions	7,206,612	1,706,155	93,096,733	20,199,297
Shares redeemed	(37,264,321)	(27,311,897)	(486,151,077)	(326,166,700)
Net increase (decrease)	782,132	9,229,314	$ 8,007,612	$ 109,517,416
Class T
Shares sold	9,103,150	8,091,085	$ 117,542,744	$ 96,019,491
Reinvestment of distributions	1,282,500	243,254	16,509,548	2,870,268
Shares redeemed	(6,972,585)	(5,444,520)	(90,278,682)	(64,446,129)
Net increase (decrease)	3,413,065	2,889,819	$ 43,773,610	$ 34,443,630
Class B
Shares sold	17,251	11,260	$ 221,872	$ 131,688
Reinvestment of distributions	80,993	15,412	1,030,251	181,095
Shares redeemed	(437,598)	(493,168)	(5,620,878)	(5,777,414)
Net increase (decrease)	(339,354)	(466,496)	$ (4,368,755)	$ (5,464,631)
Class C
Shares sold	1,025,354	873,123	$ 13,080,890	$ 10,285,137
Reinvestment of distributions	235,491	36,956	2,998,763	433,119
Shares redeemed	(822,478)	(766,094)	(10,571,839)	(8,970,033)
Net increase (decrease)	438,367	143,985	$ 5,507,814	$ 1,748,223
Institutional Class
Shares sold	22,169,723	19,774,112	$ 290,282,504	$ 237,955,566
Reinvestment of distributions	3,355,907	738,822	43,645,383	8,780,433
Shares redeemed	(17,193,773)	(8,196,096)	(225,081,173)	(97,924,593)
Net increase (decrease)	8,331,857	12,316,838	$ 108,846,714	$ 148,811,406
Advisor Freedom 2040
Class A
Shares sold	26,414,040	28,004,111	$ 366,925,342	$ 355,673,696
Reinvestment of distributions	5,965,581	1,447,450	82,476,062	18,293,644
Shares redeemed	(33,301,232)	(22,935,436)	(464,565,679)	(292,260,264)
Net increase (decrease)	(921,611)	6,516,125	$ (15,164,275)	$ 81,707,076
Class T
Shares sold	8,535,793	7,602,047	$ 118,572,330	$ 96,328,995
Reinvestment of distributions	1,506,248	312,761	20,796,167	3,950,120
Shares redeemed	(7,718,886)	(7,559,551)	(107,319,576)	(95,678,684)
Net increase (decrease)	2,323,155	355,257	$ 32,048,921	$ 4,600,431
Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2040
Class B
Shares sold	9,646	6,103	$ 131,453	$ 76,395
Reinvestment of distributions	96,072	19,509	1,308,927	245,030
Shares redeemed	(650,407)	(739,626)	(8,923,151)	(9,293,767)
Net increase (decrease)	(544,689)	(714,014)	$ (7,482,771)	$ (8,972,342)
Class C
Shares sold	1,054,739	962,998	$ 14,462,997	$ 12,120,904
Reinvestment of distributions	300,354	49,059	4,094,533	614,213
Shares redeemed	(985,080)	(901,869)	(13,520,722)	(11,261,526)
Net increase (decrease)	370,013	110,188	$ 5,036,808	$ 1,473,591
Institutional Class
Shares sold	19,251,431	16,906,391	$ 269,819,548	$ 216,610,718
Reinvestment of distributions	2,915,076	660,482	40,584,686	8,377,157
Shares redeemed	(13,782,709)	(8,263,973)	(193,585,140)	(105,030,652)
Net increase (decrease)	8,383,798	9,302,900	$ 116,819,094	$ 119,957,223
Advisor Freedom 2045
Class A
Shares sold	21,813,137	22,348,428	$ 237,123,868	$ 218,037,471
Reinvestment of distributions	3,161,418	1,428,096	34,584,656	13,620,503
Shares redeemed	(21,252,864)	(14,594,828)	(231,331,936)	(143,000,136)
Net increase (decrease)	3,721,691	9,181,696	$ 40,376,588	$ 88,657,838
Class T
Shares sold	5,854,847	5,253,099	$ 63,282,990	$ 51,047,511
Reinvestment of distributions	592,260	213,016	6,461,727	2,024,121
Shares redeemed	(3,953,073)	(2,939,816)	(42,870,592)	(28,557,658)
Net increase (decrease)	2,494,034	2,526,299	$ 26,874,125	$ 24,513,974
Class B
Shares sold	8,016	3,515	$ 88,545	$ 31,735
Reinvestment of distributions	17,385	8,787	188,888	82,887
Shares redeemed	(59,379)	(49,903)	(641,697)	(482,094)
Net increase (decrease)	(33,978)	(37,601)	$ (364,264)	$ (367,472)
Class C
Shares sold	622,113	518,274	$ 6,663,065	$ 5,021,009
Reinvestment of distributions	78,062	27,552	846,436	259,896
Shares redeemed	(345,364)	(272,934)	(3,720,315)	(2,637,588)
Net increase (decrease)	354,811	272,892	$ 3,789,186	$ 2,643,317
Institutional Class
Shares sold	16,898,017	13,436,841	$ 184,576,521	$ 132,476,916
Reinvestment of distributions	1,791,522	671,239	19,712,009	6,432,276
Shares redeemed	(11,037,062)	(4,998,582)	(120,937,301)	(48,855,267)
Net increase (decrease)	7,652,477	9,109,498	$ 83,351,229	$ 90,053,925
Advisor Freedom 2050
Class A
Shares sold	15,559,859	15,759,974	$ 168,186,336	$ 152,322,278
Reinvestment of distributions	2,139,053	630,390	23,255,133	6,034,537
Shares redeemed	(15,927,070)	(11,627,846)	(172,752,977)	(112,817,332)
Net increase (decrease)	1,771,842	4,762,518	$ 18,688,492	$ 45,539,483
Class T
Shares sold	4,952,273	4,570,956	$ 53,263,754	$ 44,088,375
Reinvestment of distributions	563,429	131,758	6,111,429	1,260,447
Shares redeemed	(3,823,850)	(2,827,192)	(41,331,820)	(27,249,174)
Net increase (decrease)	1,691,852	1,875,522	$ 18,043,363	$ 18,099,648

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2050
Class B
Shares sold	6,070	330	$ 62,698	$ 3,096
Reinvestment of distributions	26,115	6,911	281,437	65,663
Shares redeemed	(116,795)	(62,118)	(1,260,526)	(591,359)
Net increase (decrease)	(84,610)	(54,877)	$ (916,391)	$ (522,600)
Class C
Shares sold	576,662	469,493	$ 6,162,264	$ 4,511,086
Reinvestment of distributions	92,687	19,364	1,001,088	184,167
Shares redeemed	(337,180)	(316,364)	(3,617,246)	(3,039,772)
Net increase (decrease)	332,169	172,493	$ 3,546,106	$ 1,655,481
Institutional Class
Shares sold	13,460,852	10,323,520	$ 146,409,293	$ 100,853,706
Reinvestment of distributions	1,361,462	347,891	14,889,948	3,344,639
Shares redeemed	(9,180,695)	(4,410,206)	(100,348,531)	(42,706,449)
Net increase (decrease)	5,641,619	6,261,205	$ 60,950,710	$ 61,491,896
Advisor Freedom 2055
Class A
Shares sold	6,413,613	3,664,304	$ 71,666,130	$ 36,168,205
Reinvestment of distributions	212,805	35,066	2,422,593	341,179
Shares redeemed	(2,762,885)	(897,204)	(31,087,783)	(8,919,848)
Net increase (decrease)	3,863,533	2,802,166	$ 43,000,940	$ 27,589,536
Class T
Shares sold	1,441,153	865,233	$ 16,075,315	$ 8,537,245
Reinvestment of distributions	46,640	7,527	530,234	73,047
Shares redeemed	(535,943)	(334,621)	(6,022,756)	(3,311,442)
Net increase (decrease)	951,850	538,139	$ 10,582,793	$ 5,298,850
Class C
Shares sold	139,814	90,384	$ 1,564,294	$ 903,238
Reinvestment of distributions	5,264	877	59,878	8,307
Shares redeemed	(35,519)	(103,499)	(399,907)	(1,002,740)
Net increase (decrease)	109,559	(12,238)	$ 1,224,265	$ (91,195)
Institutional Class
Shares sold	4,049,210	1,958,189	$ 45,422,502	$ 19,433,573
Reinvestment of distributions	130,689	18,452	1,492,120	179,477
Shares redeemed	(1,280,405)	(491,376)	(14,465,282)	(4,844,931)
Net increase (decrease)	2,899,494	1,485,265	$ 32,449,340	$ 14,768,119

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020 Fund	Advisor Freedom 2025 Fund	Advisor Freedom 2030 Fund	Advisor Freedom 2035 Fund	Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	14%	16%	19%	14%	14%
Fidelity Advisor Series Growth & Income Fund	15%	16%	17%	13%	13%
Fidelity Advisor Growth Opportunities Fund.	14%	16%	18%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	14%	16%	20%	14%	13%
Fidelity Advisor Series Small Cap Fund	14%	16%	19%	14%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	13%	15%	19%	15%	14%

Annual Report

Notes to Financial Statements - continued

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Equity Growth Fund	26%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Short Fixed-Income Fund	30%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds® to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/05/14	05/02/14	$0.013	$0.192
Class T	05/05/14	05/02/14	$0.011	$0.192
Class B	05/05/14	05/02/14	$0.007	$0.192
Class C	05/05/14	05/02/14	$0.007	$0.192
Fidelity Advisor Freedom 2005 Fund
Class A	05/05/14	05/02/14	$0.032	$0.177
Class T	05/05/14	05/02/14	$0.024	$0.177
Class B	05/05/14	05/02/14	$0.008	$0.177
Class C	05/05/14	05/02/14	$0.009	$0.177
Fidelity Advisor Freedom 2010 Fund
Class A	05/05/14	05/02/14	$0.031	$0.230
Class T	05/05/14	05/02/14	$0.022	$0.230
Class B	05/05/14	05/02/14	$0.002	$0.230
Class C	05/05/14	05/02/14	$0.007	$0.230
Fidelity Advisor Freedom 2015 Fund
Class A	05/05/14	05/02/14	$0.028	$0.252
Class T	05/05/14	05/02/14	$0.020	$0.252
Class B	05/05/14	05/02/14	$0.000	$0.252
Class C	05/05/14	05/02/14	$0.004	$0.252
Fidelity Advisor Freedom 2020 Fund
Class A	05/05/14	05/02/14	$0.027	$0.222
Class T	05/05/14	05/02/14	$0.018	$0.222
Class B	05/05/14	05/02/14	$0.000	$0.219
Class C	05/05/14	05/02/14	$0.002	$0.222
Fidelity Advisor Freedom 2025 Fund
Class A	05/05/14	05/02/14	$0.022	$0.222
Class T	05/05/14	05/02/14	$0.014	$0.222
Class B	05/05/14	05/02/14	$0.000	$0.216
Class C	05/05/14	05/02/14	$0.000	$0.221
Fidelity Advisor Freedom 2030 Fund
Class A	05/05/14	05/02/14	$0.011	$0.178
Class T	05/05/14	05/02/14	$0.002	$0.178
Class B	05/05/14	05/02/14	$0.000	$0.157
Class C	05/05/14	05/02/14	$0.000	$0.164
Fidelity Advisor Freedom 2035 Fund
Class A	05/05/14	05/02/14	$0.008	$0.199
Class T	05/05/14	05/02/14	$0.000	$0.199
Class B	05/05/14	05/02/14	$0.000	$0.184
Class C	05/05/14	05/02/14	$0.000	$0.184
Fidelity Advisor Freedom 2040 Fund
Class A	05/05/14	05/02/14	$0.007	$0.211
Class T	05/05/14	05/02/14	$0.000	$0.209
Class B	05/05/14	05/02/14	$0.000	$0.188
Class C	05/05/14	05/02/14	$0.000	$0.192
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2045 Fund
Class A	05/05/14	05/02/14	$0.006	$0.324
Class T	05/05/14	05/02/14	$0.000	$0.324
Class B	05/05/14	05/02/14	$0.000	$0.308
Class C	05/05/14	05/02/14	$0.000	$0.311
Fidelity Advisor Freedom 2050 Fund
Class A	05/05/14	05/02/14	$0.006	$0.338
Class T	05/05/14	05/02/14	$0.000	$0.338
Class B	05/05/14	05/02/14	$0.000	$0.322
Class C	05/05/14	05/02/14	$0.000	$0.325
Fidelity Advisor Freedom 2055 Fund
Class A	05/05/14	05/02/14	$0.006	$0.162
Class T	05/05/14	05/02/14	$0.000	$0.162
Class C	05/05/14	05/02/14	$0.000	$0.149

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$6,948,475
Fidelity Advisor Freedom 2005 Fund	$6,580,235
Fidelity Advisor Freedom 2010 Fund	$21,978,382
Fidelity Advisor Freedom 2015 Fund	$51,836,264
Fidelity Advisor Freedom 2020 Fund	$80,492,875
Fidelity Advisor Freedom 2025 Fund	$70,955,893
Fidelity Advisor Freedom 2030 Fund	$61,154,237
Fidelity Advisor Freedom 2035 Fund	$47,339,326
Fidelity Advisor Freedom 2040 Fund	$43,534,958
Fidelity Advisor Freedom 2045 Fund	$43,556,034
Fidelity Advisor Freedom 2050 Fund	$33,349,316
Fidelity Advisor Freedom 2055 Fund	$2,455,375

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	14.14%
Class T	14.14%
Class B	14.14%
Class C	14.14%
Fidelity Advisor Freedom 2005 Fund
Class A	9.40%
Class T	9.40%
Class B	9.40%
Class C	9.40%
Fidelity Advisor Freedom 2010 Fund
Class A	7.11%
Class T	7.11%
Class B	7.11%
Class C	7.11%
Fidelity Advisor Freedom 2015 Fund
Class A	5.62%
Class T	5.62%
Class B	5.62%
Class C	5.62%
Fidelity Advisor Freedom 2020 Fund
Class A	4.30%
Class T	4.30%
Class B	4.30%
Class C	4.30%
Fidelity Advisor Freedom 2025 Fund
Class A	2.60%
Class T	2.60%
Class B	2.60%
Class C	2.60%
Fidelity Advisor Freedom 2030 Fund
Class A	1.23%
Class T	1.23%
Class B	1.23%
Class C	1.23%
Fidelity Advisor Freedom 2035 Fund
Class A	0.54%
Class T	0.54%
Class B	0.54%
Class C	0.54%
Fidelity Advisor Freedom 2040 Fund
Class A	0.47%
Class T	0.47%
Class B	0.47%
Class C	0.47%
Fidelity Advisor Freedom 2045 Fund
Class A	0.29%
Class T	0.29%
Class B	0.29%
Class C	0.29%
Fidelity Advisor Freedom 2050 Fund
Class A	0.26%
Class T	0.26%
Class B	0.26%
Class C	0.26%
Fidelity Advisor Freedom 2055 Fund
Class A	0.09%
Class T	0.09%
Class B	0.09%
Class C	0.09%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2013	4%	4%	6%	6%
June 2013	9%	16%	0%	0%
July 2013	9%	16%	0%	0%
August 2013	9%	13%	0%	63%
September 2013	9%	13%	0%	0%
October 2013	10%	14%	0%	0%
November 2013	9%	11%	40%	40%
December 2013	9%	10%	11%	10%
February 2014	7%	8%	22%	17%
March 2014	7%	8%	22%	22%
Fidelity Advisor Freedom 2005 Fund
May 2013	9%	14%	0%	0
December 2013	12%	13%	18%	17%
Fidelity Advisor Freedom 2010 Fund
May 2013	14%	21%	0%	0%
December 2013	13%	15%	19%	18%
Fidelity Advisor Freedom 2015 Fund
May 2013	14%	22%	0%	0%
December 2013	15%	17%	21%	20%
Fidelity Advisor Freedom 2020 Fund
May 2013	14%	21%	0%	0%
December 2013	17%	18%	23%	22%
Fidelity Advisor Freedom 2025 Fund
May 2013	17%	25%	0%	0%
December 2013	18%	19%	24%	22%
Fidelity Advisor Freedom 2030 Fund
May 2013	18%	27%	0%	0%
December 2013	20%	21%	25%	24%
Fidelity Advisor Freedom 2035 Fund
May 2013	25%	40%	0%	0%
December 2013	19%	21%	25%	24%
Fidelity Advisor Freedom 2040 Fund
May 2013	27%	49%	0%	0%
December 2013	20%	21%	25%	24%
Fidelity Advisor Freedom 2045 Fund
May 2013	25%	40%	0%	0%
December 2013	20%	21%	25%	25%
Fidelity Advisor Freedom 2050 Fund
May 2013	22%	29%	0%	0%
December 2013	20%	22%	26%	25%
Fidelity Advisor Freedom 2055 Fund
May 2013	20%	29%	0%	0%
December 2013	19%	30%	0%	23%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2013	6%	7%	11%	11%
June 2013	16%	27%	0%	0%
July 2013	16%	27%	0%	0%
August 2013	16%	22%	0%	100%
September 2013	16%	23%	0%	0%
October 2013	17%	23%	0%	0%
November 2013	15%	20%	68%	68%
December 2013	16%	16%	18%	18%
February 2014	2%	3%	7%	5%
March 2014	2%	3%	7%	7%
Fidelity Advisor Freedom 2005 Fund
May 2013	5%	8%	0%	0%
December 2013	20%	22%	29%	28%
Fidelity Advisor Freedom 2010 Fund
May 2013	8%	12%	0%	0%
December 2013	22%	24%	32%	29%
Fidelity Advisor Freedom 2015 Fund
May 2013	9%	14%	0%	0%
December 2013	25%	27%	34%	32%
Fidelity Advisor Freedom 2020 Fund
May 2013	8%	12%	0%	0%
December 2013	26%	29%	36%	34%
Fidelity Advisor Freedom 2025 Fund
May 2013	11%	15%	0%	0%
December 2013	29%	31%	38%	36%
Fidelity Advisor Freedom 2030 Fund
May 2013	11%	16%	0%	0%
December 2013	32%	34%	41%	39%
Fidelity Advisor Freedom 2035 Fund
May 2013	15%	23%	0%	0%
December 2013	32%	34%	40%	39%
Fidelity Advisor Freedom 2040 Fund
May 2013	16%	29%	0%	0%
December 2013	32%	34%	41%	40%
Fidelity Advisor Freedom 2045 Fund
May 2013	16%	25%	0%	0%
December 2013	33%	35%	42%	40%
Fidelity Advisor Freedom 2050 Fund
May 2013	13%	18%	0%	0%
December 2013	33%	35%	42%	41%
Fidelity Advisor Freedom 2055 Fund
May 2013	14%	20%	0%	0%
December 2013	32%	34%	0%	39%

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-UANN-0514
1.792134.110

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 - Institutional Class

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	3.98%	8.15%	4.14%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$15,009 Fidelity Advisor Freedom Income Fund - Institutional Class
$15,475 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.29%	11.54%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$15,883 Fidelity Advisor Freedom 2005 Fund - Institutional Class
$15,475 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	8.10%	13.00%	5.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,600
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$16,678 Fidelity Advisor Freedom 2010 Fund - Institutional Class

$15,475 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	8.75%	13.47%	5.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$17,117 Fidelity Advisor Freedom 2015 Fund - Institutional Class
$20,452 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	9.58%	14.93%	5.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$17,102 Fidelity Advisor Freedom 2020 Fund - InstitutionalClass
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	11.81%	16.13%	5.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$17,688 Fidelity Advisor Freedom 2025 Fund - Institutional Class

$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	12.89%	16.89%	5.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$17,432 Fidelity Advisor Freedom 2030 Fund - Institutional Class
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	14.44%	17.55%	5.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$17,778 Fidelity Advisor Freedom 2035 Fund - InstitutionalClass
$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	14.73%	17.89%	5.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$17,777 Fidelity Advisor Freedom 2040 Fund - Institutional Class

$20,452 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	15.14%	18.17%	5.03%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
15,000
12,500
10,000
9,000
8,000
7,000
$5,900
2006
2007
2008
2009
2010
2011
2012
2013
'14
Period Ending Values
$14,692 Fidelity Advisor Freedom 2045 Fund - Institutional Class
$17,220 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	15.20%	18.52%	4.90%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
15,000
12,500
10,000
9,000
8,000
7,000
$5,700
2006
2007
2008
2009
2010
2011
2012
2013
'14

Period Ending Values

$14,545 Fidelity Advisor Freedom 2050 Fund - Institutional Class

$17,220 S&P 500 Index

Annual Report

Fidelity Advisor Freedom® 2055 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Institutional Class	15.61%	9.35%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Institutional Class on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2011
2012
2013
'14
Period Ending Values
$12,880 Fidelity Advisor Freedom 2055 Fund - InstitutionalClass
$15,151 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher rates and a volatile January to post their strongest gains in four years. The S&P 500® Index returned 21.86% for the 12 months ending March 31, 2014, amid the lowest volatility since before the 2007-2008 financial crisis. The index ended the period near all-time highs, buoyed by U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates. Stock valuations remained only slightly above long-term averages, supported by corporate profits that more than doubled in the past five years. Most defensive groups lagged in a risk-taking environment; although that changed in the first quarter of 2014 when historically defensive utility stocks led a tepid market advance amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Health care stocks within the S&P 500® led all sectors over the 12-month period for the first time since the corresponding 2009 year, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Aerospace and defense achieved one of its strongest returns in more than two decades. Reflecting economic optimism, the growth-oriented Nasdaq Composite Index® rose 30.18% and the small-cap Russell 2000® Index rose 24.90%, the latter posting a record 7th-straight quarterly gain.

While stocks rose, bonds with a high sensitivity to interest rate changes performed poorly for much of the period as the Fed made plans to cut back on its asset purchases aimed at stimulating the economy. The Barclays® U.S. Aggregate Bond Index, representing investment-grade debt, returned -0.10%, compared with its long-term average annual return of 8.13%. High-yield investments led all fixed-income sectors as they continued to rally alongside equities; The BofA Merrill LynchSM US High Yield Constrained Index returned 7.52%, as investors accepted more risk in exchange for typically higher yields.

Comments from Chris Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: On an absolute basis, the Institutional Class shares of each Advisor Freedom Fund posted a positive return (excluding sales charges) for the 12 months ending March 31, 2014. The longer-dated Funds delivered the highest absolute returns; however, on a relative basis, each Fund lagged its respective Composite index. The Funds' U.S. equity holdings, in aggregate, finished behind the 22.58% return of their asset-class benchmark, the Dow Jones U.S. Total Stock Market IndexSM. An out-of-benchmark allocation to Fidelity® Series Commodity Strategy Fund hurt relative results. Other notable detractors included Fidelity Advisor® Series Equity-Income Fund and Fidelity Advisor® Series Stock Selector Large Cap Value Fund. On the positive side, the growth-oriented Fidelity Advisor Equity Growth Fund and Fidelity Advisor Series Opportunistic Insights Fund were among the leading contributors. The Funds' non-U.S. holdings, in aggregate, also underperformed their asset-class benchmark. Fidelity® Series Emerging Markets Fund was the biggest detractor; Fidelity Series International Growth Fund also hurt. Fidelity Series International Small Cap Fund helped. Note: On January 1, 2014, the non-U.S. equity asset-class benchmark was changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index, which includes exposure to emerging markets. In bonds, the Funds' underlying investments, in aggregate, exceeded the slightly negative result for the fixed-income asset-class benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' allocation to Fidelity Series Investment Grade Bond Fund helped, as did allocations to Fidelity Series High Income Fund, Fidelity Series Floating Rate High Income Fund and Fidelity Series Real Estate Income Fund. Conversely, the Funds' investments in Fidelity Series Emerging Markets Debt Fund and Fidelity Series Inflation-Protected Bond Index Fund detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,031.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,027.30	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,026.60	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,032.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,041.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,039.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,050.50	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,048.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,045.70	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,054.60	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,053.60	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,050.50	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,051.00	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,056.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,058.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,057.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,054.30	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,055.00	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,060.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,067.50	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,066.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,063.70	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.30	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,073.20	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,071.60	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,068.70	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,069.20	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,074.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,077.60	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,075.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,073.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.60	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,077.70	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,076.00	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,073.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,078.30	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,078.00	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,079.50	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,078.00	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.90	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,080.70	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,078.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class C	1.00%
Actual		$ 1,000.00	$ 1,076.10	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.5	1.9
Fidelity Advisor Series Equity-Income Fund	2.9	1.3
Fidelity Advisor Series Growth & Income Fund	2.3	1.3
Fidelity Advisor Series Growth Opportunities Fund	1.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	1.3	1.0
Fidelity Advisor Series Small Cap Fund	0.8	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1.9	1.3
Fidelity Series 100 Index Fund	0.8	0.3
Fidelity Series 1000 Value Index Fund	0.3	0.0
Fidelity Series All-Sector Equity Fund	1.9	2.3
Fidelity Series Commodity Strategy Fund	1.1	1.9
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	1.0	0.8
Fidelity Advisor Large Cap Fund Institutional Class	0.0	0.9
Fidelity Advisor Small Cap Fund Institutional Class	0.0	0.7
Fidelity Series Large Cap Value Fund	0.0	1.2
	17.4	15.1
International Equity Funds
Fidelity Series Emerging Markets Fund	1.5	1.2
Fidelity Series International Growth Fund	2.6	2.0
Fidelity Series International Small Cap Fund	0.6	0.4
Fidelity Series International Value Fund	2.5	2.1
	7.2	5.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.2	1.1
Fidelity Series High Income Fund	5.0	4.9
Fidelity Series Inflation-Protected Bond Index Fund	2.7	11.1
Fidelity Series Investment Grade Bond Fund	35.9	21.6
Fidelity Series Real Estate Income Fund	0.4	0.4
	45.7	39.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	13.4	17.8
Fidelity Institutional Money Market Portfolio Institutional Class	16.3	21.8
	29.7	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.4%
International Equity Funds	7.2%
Bond Funds	45.7%
Short-Term Funds	29.7%

Six months ago
Domestic Equity Funds**	15.1%
International Equity Funds	5.7%
Bond Funds	39.6%
Short-Term Funds	39.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	47,144	$ 4,369,329
Fidelity Advisor Series Equity-Income Fund (c)	671,445	8,419,925
Fidelity Advisor Series Growth & Income Fund (c)	497,155	6,522,670
Fidelity Advisor Series Growth Opportunities Fund (c)	387,083	4,134,051
Fidelity Advisor Series Opportunistic Insights Fund (c)	270,527	3,784,677
Fidelity Advisor Series Small Cap Fund (c)	222,047	2,344,812
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	429,442	5,436,742
Fidelity Series 100 Index Fund (c)	199,410	2,426,817
Fidelity Series 1000 Value Index Fund (c)	92,129	983,936
Fidelity Series All-Sector Equity Fund (c)	390,384	5,512,223
Fidelity Series Commodity Strategy Fund (a)(c)	367,846	3,108,298
Fidelity Series Real Estate Equity Fund (c)	45,820	591,989
Fidelity Series Small Cap Opportunities Fund (c)	205,023	2,782,159
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,032,636)		50,417,628
International Equity Funds - 7.2%

Fidelity Series Emerging Markets Fund (c)	260,040	4,459,691
Fidelity Series International Growth Fund (c)	530,057	7,505,601
Fidelity Series International Small Cap Fund (c)	107,933	1,747,432
Fidelity Series International Value Fund (c)	654,337	7,276,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,857,741)		20,988,956
Bond Funds - 45.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	133,489	$ 1,361,591
Fidelity Series Floating Rate High Income Fund (c)	323,797	3,386,915
Fidelity Series High Income Fund (c)	1,388,046	14,699,403
Fidelity Series Inflation-Protected Bond Index Fund (c)	815,177	8,029,494
Fidelity Series Investment Grade Bond Fund (c)	9,244,855	104,097,064
Fidelity Series Real Estate Income Fund (c)	95,359	1,075,648
TOTAL BOND FUNDS (Cost $129,848,407)		132,650,115
Short-Term Funds - 29.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,146,787	38,772,455
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	47,424,506	47,424,506
TOTAL SHORT-TERM FUNDS (Cost $85,373,557)		86,196,961
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $273,112,341)		290,253,660
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,612)
NET ASSETS - 100%		$ 290,186,048
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 5,710,077	$ 317,534	$ 3,062,949	$ -	$ 4,369,329
Fidelity Advisor Growth & Income Fund Institutional Class	3,030,254	42,439	3,331,738	-	-
Fidelity Advisor Large Cap Fund Institutional Class	3,065,549	69,172	3,679,715	-	-
Fidelity Advisor Series Equity-Income Fund	4,217,999	6,934,937	3,386,004	104,531	8,419,925
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	944,641	8,264,590	3,318,929	40,680	6,522,670
Fidelity Advisor Series Growth Opportunities Fund	-	4,394,436	540,615	1,671	4,134,051
Fidelity Advisor Series Opportunistic Insights Fund	2,977,939	1,265,653	1,220,124	-	3,784,677
Fidelity Advisor Series Small Cap Fund	-	2,515,145	303,186	1,839	2,344,812
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,236,726	2,060,182	1,416,129	43,845	5,436,742
Fidelity Advisor Short Fixed-Income Fund Institutional Class	58,469,712	4,806,053	24,425,530	402,263	38,772,455
Fidelity Advisor Small Cap Fund Institutional Class	2,340,665	146,493	2,845,340	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	5,593,013	29,289,501	61,974	47,424,506
Fidelity Series 100 Index Fund	930,494	1,608,468	329,753	29,410	2,426,817
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ -	$ 990,644	$ 69,293	$ 3,813	$ 983,936
Fidelity Series All-Sector Equity Fund	7,623,707	923,870	3,841,241	50,564	5,512,223
Fidelity Series Commodity Strategy Fund	6,348,249	1,340,584	4,266,492	-	3,108,298
Fidelity Series Emerging Markets Debt Fund	1,617,547	206,463	359,139	78,481	1,361,591
Fidelity Series Emerging Markets Fund	3,933,471	1,394,569	955,901	44,965	4,459,691
Fidelity Series Floating Rate High Income Fund	3,606,153	519,415	682,951	151,382	3,386,915
Fidelity Series High Income Fund	16,077,152	2,036,629	3,512,106	810,971	14,699,403
Fidelity Series Inflation-Protected Bond Index Fund	37,364,057	2,911,029	29,678,713	7,288	8,029,494
Fidelity Series International Growth Fund	6,557,246	2,236,542	2,008,774	52,025	7,505,601
Fidelity Series International Small Cap Fund	1,343,743	616,175	439,496	13,843	1,747,432
Fidelity Series International Value Fund	6,535,805	3,564,909	3,646,756	160,023	7,276,232
Fidelity Series Investment Grade Bond Fund	70,566,759	52,068,111	17,093,012	1,993,310	104,097,064
Fidelity Series Large Cap Value Fund	4,366,121	2,209,566	6,032,788	55,790	-
Fidelity Series Real Estate Equity Fund	651,607	95,855	148,850	9,081	591,989
Fidelity Series Real Estate Income Fund	1,201,698	170,920	257,386	61,483	1,075,648
Fidelity Series Small Cap Opportunities Fund	2,720,966	1,206,119	1,425,326	638	2,782,159
Total	$ 327,559,329	$ 110,509,515	$ 151,567,737	$ 4,179,870	$ 290,253,660
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $273,112,341) - See accompanying schedule		$ 290,253,660
Receivable for investments sold		871,075
Receivable for fund shares sold		393,232
Total assets		291,517,967

Liabilities
Payable for investments purchased	$ 666,323
Payable for fund shares redeemed	598,167
Distribution and service plan fees payable	67,429
Total liabilities		1,331,919

Net Assets		$ 290,186,048
Net Assets consist of:
Paid in capital		$ 268,306,836
Undistributed net investment income		341,248
Accumulated undistributed net realized gain (loss) on investments		4,396,645
Net unrealized appreciation (depreciation) on investments		17,141,319
Net Assets		$ 290,186,048

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,817,614 ÷ 13,199,844 shares)		$ 11.20

Maximum offering price per share (100/94.25 of $11.20)		$ 11.88
Class T: Net Asset Value and redemption price per share ($53,019,056 ÷ 4,738,880 shares)		$ 11.19

Maximum offering price per share (100/96.50 of $11.19)		$ 11.60
Class B: Net Asset Value and offering price per share ($1,681,353 ÷ 150,356 shares)A		$ 11.18

Class C: Net Asset Value and offering price per share ($15,734,693 ÷ 1,408,340 shares)A		$ 11.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,933,332 ÷ 6,406,719 shares)		$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 4,179,870

Expenses
Distribution and service plan fees	$ 851,153
Independent trustees' compensation	1,188
Total expenses before reductions	852,341
Expense reductions	(1,188)	851,153
Net investment income (loss)		3,328,717
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,952,496
Capital gain distributions from underlying funds	3,580,795
Total net realized gain (loss)		9,533,291
Change in net unrealized appreciation (depreciation) on underlying funds		(2,199,958)
Net gain (loss)		7,333,333
Net increase (decrease) in net assets resulting from operations		$ 10,662,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,328,717	$ 3,306,001
Net realized gain (loss)	9,533,291	6,963,470
Change in net unrealized appreciation (depreciation)	(2,199,958)	3,721,536
Net increase (decrease) in net assets resulting from operations	10,662,050	13,991,007
Distributions to shareholders from net investment income	(3,238,481)	(3,274,495)
Distributions to shareholders from net realized gain	(8,061,375)	(4,055,113)
Total distributions	(11,299,856)	(7,329,608)
Share transactions - net increase (decrease)	(36,661,667)	17,611,622
Total increase (decrease) in net assets	(37,299,473)	24,273,021

Net Assets
Beginning of period	327,485,521	303,212,500
End of period (including undistributed net investment income of $341,248 and undistributed net investment income of $251,012, respectively)	$ 290,186,048	$ 327,485,521

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Income from Investment Operations
Net investment income (loss) C	.12	.12	.15	.16	.22
Net realized and unrealized gain (loss)	.28	.37	.21	.57	1.66
Total from investment operations	.40	.49	.36	.73	1.88
Distributions from net investment income	(.12)	(.12)	(.15)	(.16)	(.22)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.41)	(.26)	(.23)	(.23)	(.27) F
Net asset value, end of period	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35
Total Return A,B	3.65%	4.53%	3.34%	7.11%	21.74%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.08%	1.37%	1.48%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,818	$ 176,876	$ 166,658	$ 157,695	$ 142,691
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Income from Investment Operations
Net investment income (loss) C	.09	.09	.12	.13	.19
Net realized and unrealized gain (loss)	.28	.38	.20	.57	1.67
Total from investment operations	.37	.47	.32	.70	1.86
Distributions from net investment income	(.09)	(.09)	(.12)	(.13)	(.19)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.38)	(.23)	(.20)	(.20)	(.25) F
Net asset value, end of period	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34
Total Return A,B	3.40%	4.35%	3.01%	6.85%	21.47%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	.83%	1.12%	1.23%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,019	$ 53,734	$ 56,246	$ 57,404	$ 52,047
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss) C	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.28	.37	.19	.58	1.67
Total from investment operations	.32	.41	.26	.66	1.81
Distributions from net investment income	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.33)	(.18)	(.14) G	(.15)	(.20) F
Net asset value, end of period	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33
Total Return A,B	2.86%	3.80%	2.47%	6.39%	20.86%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,681	$ 2,294	$ 2,889	$ 3,938	$ 5,319
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Income from Investment Operations
Net investment income (loss) C	.04	.04	.07	.08	.14
Net realized and unrealized gain (loss)	.28	.36	.20	.58	1.67
Total from investment operations	.32	.40	.27	.66	1.81
Distributions from net investment income	(.04)	(.04)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.33)	(.18)	(.15)	(.15)	(.20) F
Net asset value, end of period	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33
Total Return A,B	2.89%	3.70%	2.50%	6.42%	20.83%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.33%	.62%	.73%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,735	$ 16,606	$ 17,170	$ 16,581	$ 14,697
Portfolio turnover rate D	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Income from Investment Operations
Net investment income (loss) B	.15	.15	.18	.18	.24
Net realized and unrealized gain (loss)	.29	.37	.20	.57	1.68
Total from investment operations	.44	.52	.38	.75	1.92
Distributions from net investment income	(.15)	(.14)	(.17)	(.19)	(.24)
Distributions from net realized gain	(.29)	(.14)	(.08)	(.07)	(.06)
Total distributions	(.44)	(.29) H	(.25)	(.25) G	(.30) F
Net asset value, end of period	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37
Total Return A	3.98%	4.75%	3.58%	7.36%	22.16%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.33%	1.62%	1.73%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,933	$ 77,976	$ 60,248	$ 32,640	$ 18,137
Portfolio turnover rate C	36%	17%	24%	35%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	3.0
Fidelity Advisor Series Equity-Income Fund	5.1	2.0
Fidelity Advisor Series Growth & Income Fund	3.5	2.0
Fidelity Advisor Series Growth Opportunities Fund	2.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.2	1.6
Fidelity Advisor Series Small Cap Fund	1.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	2.0
Fidelity Series 100 Index Fund	1.4	0.5
Fidelity Series 1000 Value Index Fund	0.6	0.0
Fidelity Series All-Sector Equity Fund	3.3	3.8
Fidelity Series Commodity Strategy Fund	1.2	3.5
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.6	1.4
Fidelity Advisor Large Cap Fund Institutional Class	0.0	1.5
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.2
Fidelity Series Large Cap Value Fund	0.0	2.0
	28.9	24.8
International Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.0
Fidelity Series International Growth Fund	4.2	3.3
Fidelity Series International Small Cap Fund	1.0	0.7
Fidelity Series International Value Fund	4.3	3.3
	12.0	9.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.4	4.8
Fidelity Series Inflation-Protected Bond Index Fund	2.1	8.9
Fidelity Series Investment Grade Bond Fund	30.0	17.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	39.7	33.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	8.6	14.5
Fidelity Institutional Money Market Portfolio Institutional Class	10.8	17.6
	19.4	32.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.9%
International Equity Funds	12.0%
Bond Funds	39.7%
Short-Term Funds	19.4%

Six months ago
Domestic Equity Funds**	24.8%
International Equity Funds	9.3%
Bond Funds	33.8%
Short-Term Funds	32.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	77,671	$ 7,198,520
Fidelity Advisor Series Equity-Income Fund (c)	1,200,962	15,060,068
Fidelity Advisor Series Growth & Income Fund (c)	792,232	10,394,081
Fidelity Advisor Series Growth Opportunities Fund (c)	669,930	7,154,850
Fidelity Advisor Series Opportunistic Insights Fund (c)	462,899	6,475,954
Fidelity Advisor Series Small Cap Fund (c)	381,217	4,025,656
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	783,411	9,917,977
Fidelity Series 100 Index Fund (c)	345,212	4,201,227
Fidelity Series 1000 Value Index Fund (c)	159,141	1,699,627
Fidelity Series All-Sector Equity Fund (c)	688,679	9,724,154
Fidelity Series Commodity Strategy Fund (a)(c)	423,409	3,577,803
Fidelity Series Real Estate Equity Fund (c)	87,304	1,127,969
Fidelity Series Small Cap Opportunities Fund (c)	351,159	4,765,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,286,500)		85,323,108
International Equity Funds - 12.0%

Fidelity Series Emerging Markets Fund (c)	426,942	7,322,048
Fidelity Series International Growth Fund (c)	881,595	12,483,392
Fidelity Series International Small Cap Fund (c)	177,318	2,870,780
Fidelity Series International Value Fund (c)	1,138,340	12,658,344
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,867,696)		35,334,564
Bond Funds - 39.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	168,386	$ 1,717,539
Fidelity Series Floating Rate High Income Fund (c)	324,497	3,394,235
Fidelity Series High Income Fund (c)	1,504,082	15,928,232
Fidelity Series Inflation-Protected Bond Index Fund (c)	623,391	6,140,401
Fidelity Series Investment Grade Bond Fund (c)	7,844,916	88,333,757
Fidelity Series Real Estate Income Fund (c)	119,579	1,348,853
TOTAL BOND FUNDS (Cost $114,852,048)		116,863,017
Short-Term Funds - 19.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,719,698	25,429,176
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	31,651,439	31,651,439
TOTAL SHORT-TERM FUNDS (Cost $56,553,113)		57,080,615
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $271,559,357)		294,601,304
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,167)
NET ASSETS - 100%		$ 294,541,137
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 9,259,781	$ 862,025	$ 5,194,586	$ -	$ 7,198,520
Fidelity Advisor Growth & Income Fund Institutional Class	4,932,891	199,148	5,560,081	-	-
Fidelity Advisor Large Cap Fund Institutional Class	4,939,271	290,298	6,093,574	-	-
Fidelity Advisor Series Equity-Income Fund	6,678,206	12,388,968	5,083,678	166,469	15,060,068
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	1,486,283	10,986,617	3,019,189	63,041	10,394,081
Fidelity Advisor Series Growth Opportunities Fund	-	7,131,014	438,564	2,636	7,154,850
Fidelity Advisor Series Opportunistic Insights Fund	4,718,776	3,021,391	2,493,945	-	6,475,954
Fidelity Advisor Series Small Cap Fund	-	4,174,908	372,780	2,992	4,025,656
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,717,864	4,918,177	2,591,712	79,711	9,917,977
Fidelity Advisor Short Fixed-Income Fund Institutional Class	42,520,470	7,528,770	24,578,176	295,151	25,429,176
Fidelity Advisor Small Cap Fund Institutional Class	3,791,219	301,071	4,664,672	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	8,764,776	29,033,378	45,858	31,651,439
Fidelity Series 100 Index Fund	1,544,268	2,997,451	675,313	49,131	4,201,227
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ -	$ 1,716,729	$ 116,922	$ 6,160	$ 1,699,627
Fidelity Series All-Sector Equity Fund	12,345,820	2,385,507	6,312,716	81,822	9,724,154
Fidelity Series Commodity Strategy Fund	11,606,286	2,120,155	9,263,831	-	3,577,803
Fidelity Series Emerging Markets Debt Fund	1,922,638	303,888	387,086	96,082	1,717,539
Fidelity Series Emerging Markets Fund	6,352,622	2,335,470	1,506,744	71,062	7,322,048
Fidelity Series Floating Rate High Income Fund	3,388,054	736,407	676,771	146,790	3,394,235
Fidelity Series High Income Fund	14,966,543	4,249,888	3,416,836	799,503	15,928,232
Fidelity Series Inflation-Protected Bond Index Fund	28,253,550	3,775,425	23,968,474	5,533	6,140,401
Fidelity Series International Growth Fund	10,396,703	4,270,031	3,346,419	82,280	12,483,392
Fidelity Series International Small Cap Fund	2,144,791	1,076,977	724,025	21,889	2,870,780
Fidelity Series International Value Fund	10,285,665	6,197,045	5,130,720	253,221	12,658,344
Fidelity Series Investment Grade Bond Fund	55,981,719	49,159,722	15,724,877	1,648,570	88,333,757
Fidelity Series Large Cap Value Fund	7,189,173	3,710,984	10,078,509	87,144	-
Fidelity Series Real Estate Equity Fund	1,108,307	288,053	266,119	15,517	1,127,969
Fidelity Series Real Estate Income Fund	1,458,849	223,852	288,387	75,382	1,348,853
Fidelity Series Small Cap Opportunities Fund	4,413,628	2,071,912	2,188,688	1,037	4,765,222
Total	$ 310,323,419	$ 148,186,659	$ 173,196,772	$ 4,096,981	$ 294,601,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $271,559,357) - See accompanying schedule		$ 294,601,304
Cash		9
Receivable for investments sold		1,471,569
Receivable for fund shares sold		157,828
Total assets		296,230,710

Liabilities
Payable for investments purchased	$ 738,523
Payable for fund shares redeemed	890,959
Distribution and service plan fees payable	60,091
Total liabilities		1,689,573

Net Assets		$ 294,541,137
Net Assets consist of:
Paid in capital		$ 266,925,118
Undistributed net investment income		773,351
Accumulated undistributed net realized gain (loss) on investments		3,800,721
Net unrealized appreciation (depreciation) on investments		23,041,947
Net Assets		$ 294,541,137

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,224,188 ÷ 15,381,338 shares)		$ 12.17

Maximum offering price per share (100/94.25 of $12.17)		$ 12.91
Class T: Net Asset Value and redemption price per share ($29,912,387 ÷ 2,459,077 shares)		$ 12.16

Maximum offering price per share (100/96.50 of $12.16)		$ 12.60
Class B: Net Asset Value and offering price per share ($1,059,126 ÷ 86,837 shares)A		$ 12.20

Class C: Net Asset Value and offering price per share ($8,910,274 ÷ 734,196 shares)A		$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,435,162 ÷ 5,506,122 shares)		$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 4,096,981

Expenses
Distribution and service plan fees	$ 729,991
Independent trustees' compensation	1,155
Total expenses before reductions	731,146
Expense reductions	(1,155)	729,991
Net investment income (loss)		3,366,990
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,741,185
Capital gain distributions from underlying funds	5,003,367
Total net realized gain (loss)		10,744,552
Change in net unrealized appreciation (depreciation) on underlying funds		3,546,846
Net gain (loss)		14,291,398
Net increase (decrease) in net assets resulting from operations		$ 17,658,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,366,990	$ 3,323,059
Net realized gain (loss)	10,744,552	12,719,737
Change in net unrealized appreciation (depreciation)	3,546,846	462,584
Net increase (decrease) in net assets resulting from operations	17,658,388	16,505,380
Distributions to shareholders from net investment income	(3,050,354)	(3,357,002)
Distributions to shareholders from net realized gain	(7,700,556)	(1,779,655)
Total distributions	(10,750,910)	(5,136,657)
Share transactions - net increase (decrease)	(22,629,477)	26,042,535
Total increase (decrease) in net assets	(15,721,999)	37,411,258

Net Assets
Beginning of period	310,263,136	272,851,878
End of period (including undistributed net investment income of $773,351 and undistributed net investment income of $456,715, respectively)	$ 294,541,137	$ 310,263,136

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) C	.13	.13	.15	.15	.20
Net realized and unrealized gain (loss)	.57	.53	.13	.97	2.53
Total from investment operations	.70	.66	.28	1.12	2.73
Distributions from net investment income	(.12)	(.13)	(.15)	(.15)	(.19)
Distributions from net realized gain	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.43)	(.21) F	(.28)	(.24)	(.26)
Net asset value, end of period	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total Return A,B	5.98%	5.79%	2.53%	10.72%	33.91%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.16%	1.37%	1.37%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,224	$ 204,418	$ 193,977	$ 177,385	$ 155,482
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Income from Investment Operations
Net investment income (loss) C	.10	.11	.13	.12	.17
Net realized and unrealized gain (loss)	.57	.52	.12	.97	2.54
Total from investment operations	.67	.63	.25	1.09	2.71
Distributions from net investment income	(.10)	(.11)	(.12)	(.12)	(.17)
Distributions from net realized gain	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.41)	(.18)	(.25)	(.21)	(.24)
Net asset value, end of period	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Total Return A,B	5.68%	5.56%	2.25%	10.42%	33.61%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	.91%	1.12%	1.12%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,912	$ 26,201	$ 22,316	$ 21,658	$ 23,113
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Income from Investment Operations
Net investment income (loss) C	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.58	.52	.12	.97	2.53
Total from investment operations	.62	.57	.19	1.04	2.65
Distributions from net investment income	(.04)	(.04)	(.05)	(.07)	(.11)
Distributions from net realized gain	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.35)	(.11)	(.17)	(.15) F	(.18)
Net asset value, end of period	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56
Total Return A,B	5.22%	5.00%	1.73%	9.94%	32.90%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,059	$ 1,162	$ 1,571	$ 2,338	$ 2,986
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Income from Investment Operations
Net investment income (loss) C	.04	.05	.07	.07	.12
Net realized and unrealized gain (loss)	.58	.52	.11	.97	2.53
Total from investment operations	.62	.57	.18	1.04	2.65
Distributions from net investment income	(.04)	(.05)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.31)	(.07)	(.12)	(.09)	(.07)
Total distributions	(.35)	(.12)	(.18) F	(.16)	(.19)
Net asset value, end of period	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54
Total Return A,B	5.28%	5.01%	1.66%	9.91%	32.90%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.41%	.62%	.62%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,910	$ 8,118	$ 8,053	$ 8,679	$ 9,377
Portfolio turnover rate D	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Income from Investment Operations
Net investment income (loss) B	.16	.16	.18	.18	.22
Net realized and unrealized gain (loss)	.58	.53	.11	.98	2.55
Total from investment operations	.74	.69	.29	1.16	2.77
Distributions from net investment income	(.15)	(.16)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.31)	(.07)	(.13)	(.09)	(.07)
Total distributions	(.46)	(.23)	(.30) F	(.27)	(.28)
Net asset value, end of period	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63
Total Return A	6.29%	6.11%	2.67%	11.02%	34.28%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.41%	1.62%	1.62%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,435	$ 70,364	$ 46,935	$ 35,069	$ 18,775
Portfolio turnover rate C	49%	23%	28%	41%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.1	4.3
Fidelity Advisor Series Equity-Income Fund	6.0	2.9
Fidelity Advisor Series Growth & Income Fund	4.7	2.8
Fidelity Advisor Series Growth Opportunities Fund	3.0	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.7	2.3
Fidelity Advisor Series Small Cap Fund	1.6	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.9	2.9
Fidelity Series 100 Index Fund	1.7	0.7
Fidelity Series 1000 Value Index Fund	0.7	0.0
Fidelity Series All-Sector Equity Fund	4.2	5.3
Fidelity Series Commodity Strategy Fund	1.2	5.0
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	2.0	1.9
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.1
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.7
Fidelity Series Large Cap Value Fund	0.0	2.9
	35.2	35.2
International Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.8
Fidelity Series International Growth Fund	5.2	4.7
Fidelity Series International Small Cap Fund	1.2	1.0
Fidelity Series International Value Fund	5.3	4.7
	14.7	13.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.6	4.7
Fidelity Series Inflation-Protected Bond Index Fund	1.7	9.7
Fidelity Series Investment Grade Bond Fund	26.6	21.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	36.1	38.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.2	6.1
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.4
	14.0	13.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.2%
International Equity Funds	14.7%
Bond Funds	36.1%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds**	35.2%
International Equity Funds	13.2%
Bond Funds	38.1%
Short-Term Funds	13.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	287,565	$ 26,651,508
Fidelity Advisor Series Equity-Income Fund (c)	4,098,668	51,397,293
Fidelity Advisor Series Growth & Income Fund (c)	3,100,591	40,679,760
Fidelity Advisor Series Growth Opportunities Fund (c)	2,401,895	25,652,239
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,635,480	22,880,359
Fidelity Advisor Series Small Cap Fund (c)	1,313,124	13,866,591
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,618,068	33,144,735
Fidelity Series 100 Index Fund (c)	1,220,772	14,856,796
Fidelity Series 1000 Value Index Fund (c)	564,071	6,024,276
Fidelity Series All-Sector Equity Fund (c)	2,578,769	36,412,220
Fidelity Series Commodity Strategy Fund (a)(c)	1,220,969	10,317,190
Fidelity Series Real Estate Equity Fund (c)	296,066	3,825,175
Fidelity Series Small Cap Opportunities Fund (c)	1,249,211	16,951,796
TOTAL DOMESTIC EQUITY FUNDS (Cost $250,555,835)		302,659,938
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund (c)	1,512,934	25,946,811
Fidelity Series International Growth Fund (c)	3,146,611	44,556,018
Fidelity Series International Small Cap Fund (c)	641,411	10,384,441
Fidelity Series International Value Fund (c)	4,055,184	45,093,645
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $102,522,930)		125,980,915
Bond Funds - 36.1%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	485,809	$ 4,955,256
Fidelity Series Floating Rate High Income Fund (c)	915,860	9,579,900
Fidelity Series High Income Fund (c)	4,563,589	48,328,406
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,498,653	14,761,732
Fidelity Series Investment Grade Bond Fund (c)	20,319,117	228,793,251
Fidelity Series Real Estate Income Fund (c)	367,055	4,140,386
TOTAL BOND FUNDS (Cost $306,084,232)		310,558,931
Short-Term Funds - 14.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,736,301	53,634,412
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	67,008,658	67,008,658
TOTAL SHORT-TERM FUNDS (Cost $120,517,341)		120,643,070
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $779,680,338)		859,842,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(192,253)
NET ASSETS - 100%		$ 859,650,601
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 37,256,333	$ 2,212,637	$ 21,954,464	$ -	$ 26,651,508
Fidelity Advisor Growth & Income Fund Institutional Class	19,844,540	464,881	22,020,009	-	-
Fidelity Advisor Large Cap Fund Institutional Class	20,021,126	608,263	24,176,130	-	-
Fidelity Advisor Series Equity-Income Fund	27,797,031	29,030,153	9,433,397	645,082	51,397,293
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	6,212,935	42,444,082	11,761,367	249,838	40,679,760
Fidelity Advisor Series Growth Opportunities Fund	-	27,994,309	4,091,061	10,005	25,652,239
Fidelity Advisor Series Opportunistic Insights Fund	19,617,134	4,330,708	5,998,504	-	22,880,359
Fidelity Advisor Series Small Cap Fund	-	15,508,758	2,431,247	11,066	13,866,591
Fidelity Advisor Series Stock Selector Large Cap Value Fund	27,908,639	10,374,157	8,695,462	268,058	33,144,735
Fidelity Advisor Short Fixed-Income Fund Institutional Class	51,871,108	13,754,253	11,935,629	440,148	53,634,412
Fidelity Advisor Small Cap Fund Institutional Class	15,266,503	723,877	18,334,928	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	20,001,900	16,165,740	65,819	67,008,658
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 6,173,658	$ 9,482,184	$ 2,063,747	$ 138,561	$ 14,856,796
Fidelity Series 1000 Value Index Fund	-	6,083,290	440,993	25,037	6,024,276
Fidelity Series All-Sector Equity Fund	49,620,547	6,328,279	24,953,530	327,395	36,412,220
Fidelity Series Commodity Strategy Fund	46,125,134	8,863,013	40,655,961	-	10,317,190
Fidelity Series Emerging Markets Debt Fund	5,750,850	613,710	1,043,333	283,140	4,955,256
Fidelity Series Emerging Markets Fund	25,236,844	5,029,761	4,945,243	264,052	25,946,811
Fidelity Series Floating Rate High Income Fund	10,542,272	1,218,712	2,022,285	431,396	9,579,900
Fidelity Series High Income Fund	43,273,952	12,954,302	8,284,239	2,359,629	48,328,406
Fidelity Series Inflation-Protected Bond Index Fund	91,127,240	8,765,103	79,244,487	14,075	14,761,732
Fidelity Series International Growth Fund	42,059,080	7,258,248	9,540,013	304,980	44,556,018
Fidelity Series International Small Cap Fund	8,602,872	2,420,537	2,134,541	81,200	10,384,441
Fidelity Series International Value Fund	41,792,652	10,785,299	12,821,298	932,321	45,093,645
Fidelity Series Investment Grade Bond Fund	196,591,693	80,506,955	43,920,669	5,019,054	228,793,251
Fidelity Series Large Cap Value Fund	28,205,834	14,916,472	39,427,267	372,532	-
Fidelity Series Real Estate Equity Fund	4,145,322	543,986	819,784	59,323	3,825,175
Fidelity Series Real Estate Income Fund	4,736,681	526,457	970,472	239,210	4,140,386
Fidelity Series Small Cap Opportunities Fund	17,772,438	4,490,075	7,107,145	3,807	16,951,796
Total	$ 910,724,915	$ 348,234,361	$ 437,392,945	$ 12,545,728	$ 859,842,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $779,680,338) - See accompanying schedule		$ 859,842,854
Receivable for investments sold		4,287,430
Receivable for fund shares sold		619,730
Total assets		864,750,014

Liabilities
Payable for investments purchased	$ 2,328,922
Payable for fund shares redeemed	2,578,660
Distribution and service plan fees payable	191,831
Total liabilities		5,099,413

Net Assets		$ 859,650,601
Net Assets consist of:
Paid in capital		$ 763,297,453
Undistributed net investment income		1,958,102
Accumulated undistributed net realized gain (loss) on investments		14,232,530
Net unrealized appreciation (depreciation) on investments		80,162,516
Net Assets		$ 859,650,601

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,833,984 ÷ 38,957,831 shares)		$ 12.91

Maximum offering price per share (100/94.25 of $12.91)		$ 13.70
Class T: Net Asset Value and redemption price per share ($124,997,313 ÷ 9,713,910 shares)		$ 12.87

Maximum offering price per share (100/96.50 of $12.87)		$ 13.34
Class B: Net Asset Value and offering price per share ($3,921,487 ÷ 303,691 shares)A		$ 12.91

Class C: Net Asset Value and offering price per share ($36,622,126 ÷ 2,862,388 shares)A		$ 12.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($191,275,691 ÷ 14,756,561 shares)		$ 12.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 12,545,728

Expenses
Distribution and service plan fees	$ 2,374,946
Independent trustees' compensation	3,410
Total expenses before reductions	2,378,356
Expense reductions	(3,410)	2,374,946
Net investment income (loss)		10,170,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,423,906
Capital gain distributions from underlying funds	18,747,159
Total net realized gain (loss)		36,171,065
Change in net unrealized appreciation (depreciation) on underlying funds		20,852,752
Net gain (loss)		57,023,817
Net increase (decrease) in net assets resulting from operations		$ 67,194,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,170,782	$ 11,478,269
Net realized gain (loss)	36,171,065	54,501,265
Change in net unrealized appreciation (depreciation)	20,852,752	(4,153,489)
Net increase (decrease) in net assets resulting from operations	67,194,599	61,826,045
Distributions to shareholders from net investment income	(9,511,361)	(11,763,830)
Distributions to shareholders from net realized gain	(28,968,103)	(6,303,241)
Total distributions	(38,479,464)	(18,067,071)
Share transactions - net increase (decrease)	(79,585,074)	(22,088,856)
Total increase (decrease) in net assets	(50,869,939)	21,670,118

Net Assets
Beginning of period	910,520,540	888,850,422
End of period (including undistributed net investment income of $1,958,102 and undistributed net investment income of $1,298,681, respectively)	$ 859,650,601	$ 910,520,540

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Income from Investment Operations
Net investment income (loss) C	.15	.16	.17	.15	.21
Net realized and unrealized gain (loss)	.82	.70	.12	1.17	2.76
Total from investment operations	.97	.86	.29	1.32	2.97
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.21)
Distributions from net realized gain	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.56)	(.25)	(.32) G	(.27)	(.29) F
Net asset value, end of period	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87
Total Return A,B	7.86%	7.33%	2.63%	12.27%	36.51%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.15%	1.33%	1.48%	1.38%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,834	$ 540,980	$ 552,770	$ 536,999	$ 478,025
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Income from Investment Operations
Net investment income (loss) C	.11	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.83	.69	.13	1.15	2.76
Total from investment operations	.94	.82	.27	1.28	2.94
Distributions from net investment income	(.11)	(.13)	(.14)	(.13)	(.19)
Distributions from net realized gain	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.53)	(.22)	(.29) G	(.23)	(.27) F
Net asset value, end of period	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83
Total Return A,B	7.62%	6.98%	2.43%	11.95%	36.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.90%	1.08%	1.23%	1.13%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,997	$ 127,353	$ 132,044	$ 152,126	$ 204,059
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Income from Investment Operations
Net investment income (loss) C	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.82	.70	.13	1.15	2.76
Total from investment operations	.87	.77	.21	1.22	2.89
Distributions from net investment income	(.03)	(.06)	(.07)	(.07)	(.13)
Distributions from net realized gain	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.45) H	(.15)	(.21) G	(.17)	(.22) F
Net asset value, end of period	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82
Total Return A,B	7.01%	6.51%	1.90%	11.37%	35.54%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.41%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,921	$ 6,474	$ 9,154	$ 15,842	$ 22,468
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

H Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Income from Investment Operations
Net investment income (loss) C	.05	.07	.08	.07	.13
Net realized and unrealized gain (loss)	.81	.69	.13	1.14	2.74
Total from investment operations	.86	.76	.21	1.21	2.87
Distributions from net investment income	(.05)	(.07)	(.08)	(.08)	(.14)
Distributions from net realized gain	(.41)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.46)	(.16)	(.23)	(.18)	(.22) F
Net asset value, end of period	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78
Total Return A,B	7.04%	6.49%	1.90%	11.33%	35.45%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.40%	.58%	.73%	.63%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,622	$ 38,562	$ 38,423	$ 44,764	$ 47,178
Portfolio turnover rate D	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Income from Investment Operations
Net investment income (loss) B	.18	.19	.20	.18	.23
Net realized and unrealized gain (loss)	.82	.70	.13	1.17	2.78
Total from investment operations	1.00	.89	.33	1.35	3.01
Distributions from net investment income	(.17)	(.19)	(.20)	(.20)	(.23)
Distributions from net realized gain	(.42)	(.09)	(.16)	(.10)	(.08)
Total distributions	(.59)	(.28)	(.35) G	(.30)	(.32) F
Net asset value, end of period	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91
Total Return A	8.10%	7.56%	2.97%	12.50%	36.80%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.40%	1.58%	1.73%	1.63%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,276	$ 197,152	$ 156,459	$ 115,490	$ 75,569
Portfolio turnover rate C	39%	26%	25%	41%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.6	4.5
Fidelity Advisor Series Equity-Income Fund	7.0	3.0
Fidelity Advisor Series Growth & Income Fund	5.4	3.0
Fidelity Advisor Series Growth Opportunities Fund	3.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.1	2.3
Fidelity Advisor Series Small Cap Fund	1.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.5	3.0
Fidelity Series 100 Index Fund	1.9	0.7
Fidelity Series 1000 Value Index Fund	0.7	0.0
Fidelity Series All-Sector Equity Fund	4.9	5.6
Fidelity Series Commodity Strategy Fund	1.2	5.3
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	2.3	2.0
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.3
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.8
Fidelity Series Large Cap Value Fund	0.0	3.0
	40.4	36.9
International Equity Funds
Fidelity Series Emerging Markets Fund	3.5	2.9
Fidelity Series International Growth Fund	5.9	5.0
Fidelity Series International Small Cap Fund	1.4	1.0
Fidelity Series International Value Fund	6.0	5.0
	16.8	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.8	4.7
Fidelity Series Inflation-Protected Bond Index Fund	1.3	9.9
Fidelity Series Investment Grade Bond Fund	23.8	22.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	33.0	39.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.3	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.4
	9.8	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.4%
International Equity Funds	16.8%
Bond Funds	33.0%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds**	36.9%
International Equity Funds	13.9%
Bond Funds	39.4%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 40.4%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	734,457	$ 68,069,520
Fidelity Advisor Series Equity-Income Fund (c)	10,550,849	132,307,650
Fidelity Advisor Series Growth & Income Fund (c)	7,765,472	101,882,993
Fidelity Advisor Series Growth Opportunities Fund (c)	6,020,806	64,302,206
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,227,582	59,143,879
Fidelity Advisor Series Small Cap Fund (c)	3,410,179	36,011,492
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,702,531	84,854,048
Fidelity Series 100 Index Fund (c)	2,980,934	36,277,966
Fidelity Series 1000 Value Index Fund (c)	1,224,991	13,082,904
Fidelity Series All-Sector Equity Fund (c)	6,535,259	92,277,856
Fidelity Series Commodity Strategy Fund (a)(c)	2,642,768	22,331,388
Fidelity Series Real Estate Equity Fund (c)	669,105	8,644,837
Fidelity Series Small Cap Opportunities Fund (c)	3,208,552	43,540,057
TOTAL DOMESTIC EQUITY FUNDS (Cost $631,500,403)		762,726,796
International Equity Funds - 16.8%

Fidelity Series Emerging Markets Fund (c)	3,820,433	65,520,421
Fidelity Series International Growth Fund (c)	7,935,915	112,372,553
Fidelity Series International Small Cap Fund (c)	1,642,517	26,592,348
Fidelity Series International Value Fund (c)	10,215,888	113,600,676
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $258,146,968)		318,085,998
Bond Funds - 33.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,040,583	$ 10,613,949
Fidelity Series Floating Rate High Income Fund (c)	2,005,878	20,981,485
Fidelity Series High Income Fund (c)	10,374,732	109,868,417
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,473,670	24,365,652
Fidelity Series Investment Grade Bond Fund (c)	39,943,788	449,767,050
Fidelity Series Real Estate Income Fund (c)	803,731	9,066,091
TOTAL BOND FUNDS (Cost $614,227,773)		624,662,644
Short-Term Funds - 9.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,745,118	81,766,853
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	102,948,070	102,948,070
TOTAL SHORT-TERM FUNDS (Cost $183,260,494)		184,714,923
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,687,135,638)		1,890,190,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,312)
NET ASSETS - 100%		$ 1,889,794,049
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 84,657,466	$ 2,646,933	$ 40,460,852	$ -	$ 68,069,520
Fidelity Advisor Growth & Income Fund Institutional Class	44,873,207	488,411	49,209,139	-	-
Fidelity Advisor Large Cap Fund Institutional Class	45,274,051	582,756	53,855,519	-	-
Fidelity Advisor Series Equity-Income Fund	61,416,234	97,955,790	36,562,926	1,558,483	132,307,650
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	13,693,032	96,259,078	16,860,447	590,325	101,882,993
Fidelity Advisor Series Growth Opportunities Fund	-	63,560,901	3,489,194	24,875	64,302,206
Fidelity Advisor Series Opportunistic Insights Fund	43,357,108	21,086,879	16,708,750	-	59,143,879
Fidelity Advisor Series Small Cap Fund	-	37,062,712	3,016,639	28,376	36,011,492
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,668,338	31,679,340	16,586,741	721,726	84,854,048
Fidelity Advisor Short Fixed-Income Fund Institutional Class	86,474,459	11,249,679	15,856,609	689,646	81,766,853
Fidelity Advisor Small Cap Fund Institutional Class	34,707,632	1,111,372	41,122,318	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	16,488,085	18,738,529	103,382	102,948,070
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 13,918,390	$ 23,334,184	$ 4,106,494	$ 510,112	$ 36,277,966
Fidelity Series 1000 Value Index Fund	-	13,031,555	792,862	55,809	13,082,904
Fidelity Series All-Sector Equity Fund	112,351,689	13,172,689	45,005,556	799,958	92,277,856
Fidelity Series Commodity Strategy Fund	105,007,756	16,278,683	90,129,886	-	22,331,388
Fidelity Series Emerging Markets Debt Fund	12,205,213	1,156,030	1,977,140	599,472	10,613,949
Fidelity Series Emerging Markets Fund	56,762,125	16,516,480	9,221,716	575,015	65,520,421
Fidelity Series Floating Rate High Income Fund	21,465,667	3,076,694	3,226,567	923,287	20,981,485
Fidelity Series High Income Fund	92,367,830	31,016,693	14,412,272	5,148,189	109,868,417
Fidelity Series Inflation-Protected Bond Index Fund	195,025,325	20,162,890	179,209,673	22,999	24,365,652
Fidelity Series International Growth Fund	94,342,991	23,246,421	16,322,796	749,886	112,372,553
Fidelity Series International Small Cap Fund	19,264,544	7,712,027	3,855,435	198,009	26,592,348
Fidelity Series International Value Fund	93,717,826	32,304,808	24,576,536	2,377,165	113,600,676
Fidelity Series Investment Grade Bond Fund	443,590,585	84,871,112	68,191,487	10,578,439	449,767,050
Fidelity Series Large Cap Value Fund	63,335,231	32,713,071	87,641,494	841,419	-
Fidelity Series Real Estate Equity Fund	9,445,628	892,476	1,616,799	133,091	8,644,837
Fidelity Series Real Estate Income Fund	11,099,419	1,167,428	2,827,322	545,178	9,066,091
Fidelity Series Small Cap Opportunities Fund	40,393,393	13,650,039	14,748,078	9,760	43,540,057
Total	$ 1,965,613,653	$ 714,475,216	$ 880,329,776	$ 27,784,601	$ 1,890,190,361
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,687,135,638) - See accompanying schedule		$ 1,890,190,361
Receivable for investments sold		4,342,559
Receivable for fund shares sold		2,279,742
Receivable from affiliate for expense reductions		31
Total assets		1,896,812,693

Liabilities
Payable for investments purchased	$ 3,367,516
Payable for fund shares redeemed	3,255,446
Distribution and service plan fees payable	395,682
Total liabilities		7,018,644

Net Assets		$ 1,889,794,049
Net Assets consist of:
Paid in capital		$ 1,648,721,373
Undistributed net investment income		3,962,527
Accumulated undistributed net realized gain (loss) on investments		34,055,426
Net unrealized appreciation (depreciation) on investments		203,054,723
Net Assets		$ 1,889,794,049
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,086,605,929 ÷ 84,442,196 shares)		$ 12.87

Maximum offering price per share (100/94.25 of $12.87)		$ 13.66
Class T: Net Asset Value and redemption price per share ($226,663,425 ÷ 17,640,621 shares)		$ 12.85

Maximum offering price per share (100/96.50 of $12.85)		$ 13.32
Class B: Net Asset Value and offering price per share ($12,231,724 ÷ 952,279 shares)A		$ 12.84

Class C: Net Asset Value and offering price per share ($75,682,000 ÷ 5,926,591 shares)A		$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($488,610,971 ÷ 37,701,361 shares)		$ 12.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 27,784,601

Expenses
Distribution and service plan fees	$ 4,875,626
Independent trustees' compensation	7,369
Total expenses before reductions	4,882,995
Expense reductions	(7,369)	4,875,626
Net investment income (loss)		22,908,975
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,255,666
Capital gain distributions from underlying funds	43,661,642
Total net realized gain (loss)		80,917,308
Change in net unrealized appreciation (depreciation) on underlying funds		53,175,889
Net gain (loss)		134,093,197
Net increase (decrease) in net assets resulting from operations		$ 157,002,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,908,975	$ 24,573,510
Net realized gain (loss)	80,917,308	92,864,023
Change in net unrealized appreciation (depreciation)	53,175,889	17,904,608
Net increase (decrease) in net assets resulting from operations	157,002,172	135,342,141
Distributions to shareholders from net investment income	(21,780,486)	(24,816,448)
Distributions to shareholders from net realized gain	(75,463,568)	(13,437,037)
Total distributions	(97,244,054)	(38,253,485)
Share transactions - net increase (decrease)	(135,136,394)	111,574,961
Total increase (decrease) in net assets	(75,378,276)	208,663,617

Net Assets
Beginning of period	1,965,172,325	1,756,508,708
End of period (including undistributed net investment income of $3,962,527 and undistributed net investment income of $2,834,039, respectively)	$ 1,889,794,049	$ 1,965,172,325

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Income from Investment Operations
Net investment income (loss) C	.15	.16	.17	.16	.20
Net realized and unrealized gain (loss)	.89	.71	.13	1.16	2.84
Total from investment operations	1.04	.87	.30	1.32	3.04
Distributions from net investment income	(.15)	(.16)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.64) G	(.25)	(.32)	(.26)	(.28) F
Net asset value, end of period	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81
Total Return A,B	8.54%	7.45%	2.71%	12.36%	37.95%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.19%	1.36%	1.50%	1.42%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,086,606	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

G Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Income from Investment Operations
Net investment income (loss) C	.12	.13	.14	.13	.18
Net realized and unrealized gain (loss)	.88	.72	.13	1.16	2.82
Total from investment operations	1.00	.85	.27	1.29	3.00
Distributions from net investment income	(.11)	(.13)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.61)	(.22)	(.29)	(.23)	(.25) F
Net asset value, end of period	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79
Total Return A,B	8.20%	7.28%	2.44%	12.09%	37.53%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.94%	1.11%	1.25%	1.17%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,663	$ 227,022	$ 213,366	$ 236,106	$ 225,384
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Income from Investment Operations
Net investment income (loss) C	.06	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.88	.71	.13	1.16	2.82
Total from investment operations	.94	.78	.22	1.23	2.95
Distributions from net investment income	(.05)	(.06)	(.07)	(.07)	(.12)
Distributions from net realized gain	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.54)	(.15)	(.23) G	(.17)	(.21) F
Net asset value, end of period	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76
Total Return A,B	7.68%	6.65%	1.95%	11.51%	36.85%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,232	$ 17,411	$ 23,552	$ 32,762	$ 35,932
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.05	.07	.09	.07	.13
Net realized and unrealized gain (loss)	.88	.71	.13	1.15	2.82
Total from investment operations	.93	.78	.22	1.22	2.95
Distributions from net investment income	(.06)	(.07)	(.09)	(.07)	(.13)
Distributions from net realized gain	(.49)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.55)	(.16)	(.24)	(.17)	(.21) F
Net asset value, end of period	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74
Total Return A,B	7.65%	6.70%	1.98%	11.49%	36.97%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.44%	.61%	.75%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,682	$ 72,115	$ 70,220	$ 70,396	$ 64,801
Portfolio turnover rate D	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Income from Investment Operations
Net investment income (loss) B	.18	.19	.20	.19	.23
Net realized and unrealized gain (loss)	.90	.72	.14	1.17	2.85
Total from investment operations	1.08	.91	.34	1.36	3.08
Distributions from net investment income	(.18)	(.19)	(.19)	(.19)	(.22)
Distributions from net realized gain	(.50)	(.09)	(.15)	(.10)	(.08)
Total distributions	(.68)	(.28)	(.35) G	(.29)	(.30) F
Net asset value, end of period	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87
Total Return A	8.75%	7.74%	3.01%	12.67%	38.30%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.44%	1.61%	1.75%	1.67%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,611	$ 467,604	$ 348,068	$ 238,655	$ 137,487
Portfolio turnover rate C	37%	20%	19%	33%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	4.8
Fidelity Advisor Series Equity-Income Fund	7.8	3.3
Fidelity Advisor Series Growth & Income Fund	6.0	3.2
Fidelity Advisor Series Growth Opportunities Fund	3.6	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.5	2.5
Fidelity Advisor Series Small Cap Fund	2.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	3.3
Fidelity Series 100 Index Fund	2.2	0.8
Fidelity Series 1000 Value Index Fund	0.9	0.0
Fidelity Series All-Sector Equity Fund	5.3	6.0
Fidelity Series Commodity Strategy Fund	1.2	5.7
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.6	2.2
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.4
Fidelity Advisor Small Cap Fund Institutional Class	0.0	1.9
Fidelity Series Large Cap Value Fund	0.0	3.2
	44.5	39.8
International Equity Funds
Fidelity Series Emerging Markets Fund	3.9	3.2
Fidelity Series International Growth Fund	6.6	5.3
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.6	5.4
	18.6	15.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.0	1.1
Fidelity Series High Income Fund	6.0	5.1
Fidelity Series Inflation-Protected Bond Index Fund	0.9	8.3
Fidelity Series Investment Grade Bond Fund	21.5	22.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	30.6	37.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.8	3.3
Fidelity Institutional Money Market Portfolio Institutional Class	3.5	4.0
	6.3	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.5%
International Equity Funds	18.6%
Bond Funds	30.6%
Short-Term Funds	6.3%

Six months ago
Domestic Equity Funds**	39.8%
International Equity Funds	15.0%
Bond Funds	37.9%
Short-Term Funds	7.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	1,499,271	$ 138,952,414
Fidelity Advisor Series Equity-Income Fund (c)	20,988,283	263,193,072
Fidelity Advisor Series Growth & Income Fund (c)	15,597,599	204,640,504
Fidelity Advisor Series Growth Opportunities Fund (c)	11,465,573	122,452,317
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,386,895	117,332,657
Fidelity Advisor Series Small Cap Fund (c)	6,589,385	69,583,906
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,885,009	163,124,211
Fidelity Series 100 Index Fund (c)	6,107,258	74,325,330
Fidelity Series 1000 Value Index Fund (c)	2,815,960	30,074,450
Fidelity Series All-Sector Equity Fund (c)	12,627,108	178,294,761
Fidelity Series Commodity Strategy Fund (a)(c)	4,836,002	40,864,214
Fidelity Series Real Estate Equity Fund (c)	1,361,434	17,589,729
Fidelity Series Small Cap Opportunities Fund (c)	6,401,660	86,870,526
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,258,941,090)		1,507,298,091
International Equity Funds - 18.6%

Fidelity Series Emerging Markets Fund (c)	7,766,320	133,192,392
Fidelity Series International Growth Fund (c)	15,747,459	222,984,013
Fidelity Series International Small Cap Fund (c)	3,133,464	50,730,785
Fidelity Series International Value Fund (c)	20,195,752	224,576,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $523,874,293)		631,483,953
Bond Funds - 30.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,224,562	$ 22,690,533
Fidelity Series Floating Rate High Income Fund (c)	3,408,116	35,648,893
Fidelity Series High Income Fund (c)	19,239,011	203,741,125
Fidelity Series Inflation-Protected Bond Index Fund (c)	3,069,587	30,235,429
Fidelity Series Investment Grade Bond Fund (c)	64,719,353	728,739,921
Fidelity Series Real Estate Income Fund (c)	1,438,886	16,230,635
TOTAL BOND FUNDS (Cost $1,030,720,265)		1,037,286,536
Short-Term Funds - 6.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	10,221,690	95,572,803
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	118,288,330	118,288,330
TOTAL SHORT-TERM FUNDS (Cost $212,795,731)		213,861,133
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,026,331,379)		3,389,929,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		(704,291)
NET ASSETS - 100%		$ 3,389,225,422
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 154,490,981	$ 7,080,470	$ 62,736,748	$ -	$ 138,952,414
Fidelity Advisor Growth & Income Fund Institutional Class	82,252,688	1,179,659	90,548,966	-	-
Fidelity Advisor Large Cap Fund Institutional Class	82,897,919	1,489,293	99,191,680	-	-
Fidelity Advisor Series Equity-Income Fund	112,102,324	187,171,613	53,873,571	2,953,152	263,193,072
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	25,056,657	185,293,488	23,015,032	1,132,631	204,640,504
Fidelity Advisor Series Growth Opportunities Fund	-	119,975,228	5,407,209	46,422	122,452,317
Fidelity Advisor Series Opportunistic Insights Fund	79,114,060	39,086,958	22,233,196	-	117,332,657
Fidelity Advisor Series Small Cap Fund	-	69,192,481	3,314,767	53,392	69,583,906
Fidelity Advisor Series Stock Selector Large Cap Value Fund	112,492,720	61,819,774	26,010,022	1,367,707	163,124,211
Fidelity Advisor Short Fixed-Income Fund Institutional Class	99,769,271	18,729,879	22,821,098	827,838	95,572,803
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Small Cap Fund Institutional Class	$ 63,218,442	$ 2,242,507	$ 75,261,971	$ -	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	22,445,569	25,770,389	124,388	118,288,330
Fidelity Series 100 Index Fund	25,520,060	50,854,382	7,982,728	1,341,643	74,325,330
Fidelity Series 1000 Value Index Fund	-	29,350,637	1,152,546	109,853	30,074,450
Fidelity Series All-Sector Equity Fund	206,104,762	26,564,719	75,925,432	1,522,681	178,294,761
Fidelity Series Commodity Strategy Fund	192,966,991	30,217,831	166,275,567	-	40,864,214
Fidelity Series Emerging Markets Debt Fund	24,323,444	3,170,745	3,259,970	1,232,719	22,690,533
Fidelity Series Emerging Markets Fund	104,167,314	41,982,710	15,669,028	1,165,817	133,192,392
Fidelity Series Floating Rate High Income Fund	35,417,859	5,257,591	4,463,884	1,529,117	35,648,893
Fidelity Series High Income Fund	176,298,804	52,510,587	26,649,489	9,635,795	203,741,125
Fidelity Series Inflation-Protected Bond Index Fund	270,384,921	38,335,391	262,522,053	28,694	30,235,429
Fidelity Series International Growth Fund	172,481,169	54,836,729	24,971,175	1,411,701	222,984,013
Fidelity Series International Small Cap Fund	35,093,991	14,949,768	5,829,401	327,080	50,730,785
Fidelity Series International Value Fund	170,880,200	57,055,418	25,903,782	4,303,513	224,576,763
Fidelity Series Investment Grade Bond Fund	714,114,976	119,269,129	87,256,198	17,284,265	728,739,921
Fidelity Series Large Cap Value Fund	117,278,679	61,460,009	163,054,730	1,568,977	-
Fidelity Series Real Estate Equity Fund	17,572,853	2,556,866	2,436,999	255,328	17,589,729
Fidelity Series Real Estate Income Fund	19,257,908	3,041,865	5,373,782	979,295	16,230,635
Fidelity Series Small Cap Opportunities Fund	73,572,021	26,524,342	21,176,552	19,228	86,870,526
Total	$ 3,288,444,165	$ 1,333,645,638	$ 1,410,087,965	$ 49,221,236	$ 3,389,929,713
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $3,026,331,379) - See accompanying schedule		$ 3,389,929,713
Receivable for investments sold		7,154,573
Receivable for fund shares sold		3,217,872
Receivable from affiliate for expense reductions		213
Total assets		3,400,302,371

Liabilities
Payable for investments purchased	$ 4,936,551
Payable for fund shares redeemed	5,434,450
Distribution and service plan fees payable	705,948
Total liabilities		11,076,949

Net Assets		$ 3,389,225,422
Net Assets consist of:
Paid in capital		$ 2,967,919,045
Undistributed net investment income		6,557,183
Accumulated undistributed net realized gain (loss) on investments		51,150,860
Net unrealized appreciation (depreciation) on investments		363,598,334
Net Assets		$ 3,389,225,422

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,910,164,436 ÷ 141,072,599 shares)		$ 13.54

Maximum offering price per share (100/94.25 of $13.54)		$ 14.37
Class T: Net Asset Value and redemption price per share ($465,828,283 ÷ 34,409,341 shares)		$ 13.54

Maximum offering price per share (100/96.50 of $13.54)		$ 14.03
Class B: Net Asset Value and offering price per share ($24,059,924 ÷ 1,777,847 shares)A		$ 13.53

Class C: Net Asset Value and offering price per share ($113,193,999 ÷ 8,415,260 shares)A		$ 13.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($875,978,780 ÷ 64,254,705 shares)		$ 13.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 49,221,236

Expenses
Distribution and service plan fees	$ 8,453,404
Independent trustees' compensation	12,664
Total expenses before reductions	8,466,068
Expense reductions	(12,664)	8,453,404
Net investment income (loss)		40,767,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	49,726,144
Capital gain distributions from underlying funds	80,704,536
Total net realized gain (loss)		130,430,680
Change in net unrealized appreciation (depreciation) on underlying funds		128,202,291
Net gain (loss)		258,632,971
Net increase (decrease) in net assets resulting from operations		$ 299,400,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,767,832	$ 42,540,294
Net realized gain (loss)	130,430,680	163,159,519
Change in net unrealized appreciation (depreciation)	128,202,291	31,602,843
Net increase (decrease) in net assets resulting from operations	299,400,803	237,302,656
Distributions to shareholders from net investment income	(39,035,868)	(42,626,632)
Distributions to shareholders from net realized gain	(136,956,119)	(20,099,722)
Total distributions	(175,991,987)	(62,726,354)
Share transactions - net increase (decrease)	(21,965,032)	290,138,617
Total increase (decrease) in net assets	101,443,784	464,714,919

Net Assets
Beginning of period	3,287,781,638	2,823,066,719
End of period (including undistributed net investment income of $6,557,183 and undistributed net investment income of $4,825,219, respectively)	$ 3,389,225,422	$ 3,287,781,638

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Income from Investment Operations
Net investment income (loss)C	.16	.18	.19	.16	.20
Net realized and unrealized gain (loss)	1.04	.78	.06	1.36	3.32
Total from investment operations	1.20	.96	.25	1.52	3.52
Distributions from net investment income	(.16)	(.18)	(.18)	(.17)	(.19)
Distributions from net realized gain	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.71)	(.26)	(.35) G	(.28)	(.28) F
Net asset value, end of period	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21
Total Return A,B	9.38%	7.91%	2.23%	13.73%	44.32%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.44%	1.55%	1.43%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,910,164	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Income from Investment Operations
Net investment income (loss) C	.13	.15	.16	.13	.17
Net realized and unrealized gain (loss)	1.03	.79	.05	1.37	3.32
Total from investment operations	1.16	.94	.21	1.50	3.49
Distributions from net investment income	(.13)	(.15)	(.15)	(.13)	(.16)
Distributions from net realized gain	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.67) I	(.23)	(.32) H	(.25) G	(.25) F
Net asset value, end of period	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20
Total Return A,B	9.11%	7.72%	1.86%	13.50%	44.02%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.19%	1.30%	1.18%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,828	$ 430,153	$ 386,416	$ 424,707	$ 488,097
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

I Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Income from Investment Operations
Net investment income (loss) C	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	1.03	.79	.06	1.35	3.31
Total from investment operations	1.09	.88	.16	1.43	3.43
Distributions from net investment income	(.05)	(.08)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.60) G	(.16)	(.25)	(.19)	(.20) F
Net asset value, end of period	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17
Total Return A,B	8.49%	7.19%	1.39%	12.87%	43.34%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,060	$ 33,074	$ 43,138	$ 61,856	$ 71,888
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Income from Investment Operations
Net investment income (loss) C	.06	.09	.10	.08	.12
Net realized and unrealized gain (loss)	1.03	.78	.06	1.34	3.31
Total from investment operations	1.09	.87	.16	1.42	3.43
Distributions from net investment income	(.07)	(.08)	(.09)	(.08)	(.12)
Distributions from net realized gain	(.54)	(.08)	(.17)	(.11)	(.09)
Total distributions	(.61)	(.17) G	(.26)	(.19)	(.21) F
Net asset value, end of period	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14
Total Return A,B	8.57%	7.13%	1.43%	12.89%	43.38%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.69%	.80%	.68%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,194	$ 102,576	$ 97,550	$ 101,019	$ 93,237
Portfolio turnover rate D	40%	21%	18%	39%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Income from Investment Operations
Net investment income (loss) B	.20	.21	.22	.19	.22
Net realized and unrealized gain (loss)	1.03	.80	.05	1.38	3.34
Total from investment operations	1.23	1.01	.27	1.57	3.56
Distributions from net investment income	(.19)	(.21)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.55)	(.08)	(.18)	(.11)	(.09)
Total distributions	(.74)	(.29)	(.38) G	(.31)	(.30) F
Net asset value, end of period	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27
Total Return A	9.58%	8.28%	2.39%	14.09%	44.65%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.69%	1.80%	1.68%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,979	$ 777,288	$ 555,462	$ 365,157	$ 214,905
Portfolio turnover rate C	40%	21%	18%	39%	26%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.0	6.0
Fidelity Advisor Series Equity-Income Fund	9.0	4.0
Fidelity Advisor Series Growth & Income Fund	6.7	3.9
Fidelity Advisor Series Growth Opportunities Fund	4.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.9	3.1
Fidelity Advisor Series Small Cap Fund	2.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.8	4.0
Fidelity Series 100 Index Fund	2.6	0.9
Fidelity Series 1000 Value Index Fund	1.0	0.0
Fidelity Series All-Sector Equity Fund	6.2	7.4
Fidelity Series Commodity Strategy Fund	1.3	7.1
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	3.0	2.7
Fidelity Advisor Large Cap Fund Institutional Class	0.0	2.9
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.3
Fidelity Series Large Cap Value Fund	0.0	3.9
	51.8	48.8
International Equity Funds
Fidelity Series Emerging Markets Fund	4.7	3.8
Fidelity Series International Growth Fund	7.7	6.5
Fidelity Series International Small Cap Fund	1.7	1.3
Fidelity Series International Value Fund	7.7	6.6
	21.8	18.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.9	0.9
Fidelity Series High Income Fund	6.3	6.8
Fidelity Series Inflation-Protected Bond Index Fund	0.5	5.6
Fidelity Series Investment Grade Bond Fund	17.1	17.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	26.0	32.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.5
Fidelity Institutional Money Market Portfolio Institutional Class	0.2	0.5
	0.4	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.8%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds**	48.8%
International Equity Funds	18.2%
Bond Funds	32.0%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(c)	1,739,057	$ 161,175,772
Fidelity Advisor Series Equity-Income Fund (c)	23,346,189	292,761,215
Fidelity Advisor Series Growth & Income Fund (c)	16,641,014	218,330,109
Fidelity Advisor Series Growth Opportunities Fund (c)	13,139,761	140,332,644
Fidelity Advisor Series Opportunistic Insights Fund (c)	9,132,154	127,758,835
Fidelity Advisor Series Small Cap Fund (c)	7,353,988	77,658,110
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,828,127	187,724,084
Fidelity Series 100 Index Fund (c)	6,848,963	83,351,878
Fidelity Series 1000 Value Index Fund (c)	3,157,590	33,723,065
Fidelity Series All-Sector Equity Fund (c)	14,146,509	199,748,704
Fidelity Series Commodity Strategy Fund (a)(c)	4,940,441	41,746,724
Fidelity Series Real Estate Equity Fund (c)	1,567,115	20,247,127
Fidelity Series Small Cap Opportunities Fund (c)	7,200,883	97,715,981
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,405,839,607)		1,682,274,248
International Equity Funds - 21.8%

Fidelity Series Emerging Markets Fund (c)	8,868,347	152,092,142
Fidelity Series International Growth Fund (c)	17,793,395	251,954,473
Fidelity Series International Small Cap Fund (c)	3,496,376	56,606,327
Fidelity Series International Value Fund (c)	22,455,493	249,705,079
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $592,982,653)		710,358,021
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,118,533	$ 21,609,039
Fidelity Series Floating Rate High Income Fund (c)	2,810,985	29,402,899
Fidelity Series High Income Fund (c)	19,451,354	205,989,836
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,653,910	16,291,016
Fidelity Series Investment Grade Bond Fund (c)	49,290,452	555,010,492
Fidelity Series Real Estate Income Fund (c)	1,378,022	15,544,088
TOTAL BOND FUNDS (Cost $834,912,782)		843,847,370
Short-Term Funds - 0.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	541,268	5,060,855
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	8,293,580	8,293,580
TOTAL SHORT-TERM FUNDS (Cost $13,315,844)		13,354,435
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,847,050,886)		3,249,834,074
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,841)
NET ASSETS - 100%		$ 3,249,187,233
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 168,222,574	$ 13,479,942	$ 65,838,832	$ -	$ 161,175,772
Fidelity Advisor Growth & Income Fund Institutional Class	89,324,444	2,811,266	99,939,107	-	-
Fidelity Advisor Large Cap Fund Institutional Class	90,137,343	3,660,575	110,306,363	-	-
Fidelity Advisor Series Equity-Income Fund	118,699,060	179,039,606	24,290,238	3,239,331	292,761,215
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	26,284,215	196,123,896	22,539,075	1,233,577	218,330,109
Fidelity Advisor Series Growth Opportunities Fund	-	136,848,221	5,528,074	53,012	140,332,644
Fidelity Advisor Series Opportunistic Insights Fund	83,888,742	35,132,758	14,538,510	-	127,758,835
Fidelity Advisor Series Small Cap Fund	-	76,819,587	3,318,480	59,050	77,658,110
Fidelity Advisor Series Stock Selector Large Cap Value Fund	119,562,234	72,814,876	21,075,960	1,496,503	187,724,084
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,663,635	4,902,850	9,499,422	74,527	5,060,855
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Small Cap Fund Institutional Class	$ 68,924,591	$ 4,099,143	$ 83,998,637	$ -	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	7,502,371	10,984,934	12,013	8,293,580
Fidelity Series 100 Index Fund	27,794,239	55,631,173	6,286,898	970,990	83,351,878
Fidelity Series 1000 Value Index Fund	-	32,960,182	1,241,077	124,831	33,723,065
Fidelity Series All-Sector Equity Fund	223,124,251	35,178,604	82,813,123	1,690,245	199,748,704
Fidelity Series Commodity Strategy Fund	209,981,372	44,701,054	195,124,504	-	41,746,724
Fidelity Series Emerging Markets Debt Fund	21,302,722	3,841,520	2,186,971	1,126,153	21,609,039
Fidelity Series Emerging Markets Fund	111,535,501	48,599,656	11,036,020	1,379,300	152,092,142
Fidelity Series Floating Rate High Income Fund	26,695,868	5,881,598	2,740,662	1,195,341	29,402,899
Fidelity Series High Income Fund	202,125,088	35,081,775	32,949,570	10,965,986	205,989,836
Fidelity Series Inflation-Protected Bond Index Fund	157,454,593	30,736,810	162,635,573	15,706	16,291,016
Fidelity Series International Growth Fund	184,869,495	64,033,670	20,351,922	1,610,157	251,954,473
Fidelity Series International Small Cap Fund	37,686,968	15,983,022	4,420,315	395,173	56,606,327
Fidelity Series International Value Fund	183,537,602	62,458,944	21,487,332	5,094,831	249,705,079
Fidelity Series Investment Grade Bond Fund	501,358,646	114,909,069	49,297,880	12,700,638	555,010,492
Fidelity Series Large Cap Value Fund	126,349,210	72,904,036	180,844,898	1,793,967	-
Fidelity Series Real Estate Equity Fund	18,637,135	3,647,305	1,993,606	285,847	20,247,127
Fidelity Series Real Estate Income Fund	15,704,734	2,738,428	2,381,354	851,783	15,544,088
Fidelity Series Small Cap Opportunities Fund	80,339,838	28,414,586	19,845,458	21,691	97,715,981
Total	$ 2,914,980,243	$ 1,390,936,523	$ 1,269,494,795	$ 46,390,652	$ 3,249,834,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,847,050,886) - See accompanying schedule		$ 3,249,834,074
Cash		8
Receivable for investments sold		11,514,174
Receivable for fund shares sold		2,960,987
Receivable from affiliate for expense reductions		452
Total assets		3,264,309,695

Liabilities
Payable for investments purchased	$ 7,472,970
Payable for fund shares redeemed	7,002,258
Distribution and service plan fees payable	647,234
Total liabilities		15,122,462

Net Assets		$ 3,249,187,233
Net Assets consist of:
Paid in capital		$ 2,791,452,566
Undistributed net investment income		5,332,978
Accumulated undistributed net realized gain (loss) on investments		49,618,501
Net unrealized appreciation (depreciation) on investments		402,783,188
Net Assets		$ 3,249,187,233

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,907,797,170 ÷ 143,148,888 shares)		$ 13.33

Maximum offering price per share (100/94.25 of $13.33)		$ 14.14
Class T: Net Asset Value and redemption price per share ($387,918,522 ÷ 29,054,520 shares)		$ 13.35

Maximum offering price per share (100/96.50 of $13.35)		$ 13.83
Class B: Net Asset Value and offering price per share ($17,697,976 ÷ 1,334,020 shares)A		$ 13.27

Class C: Net Asset Value and offering price per share ($89,401,884 ÷ 6,780,076 shares)A		$ 13.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($846,371,681 ÷ 63,032,449 shares)		$ 13.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 46,390,652

Expenses
Distribution and service plan fees	$ 7,481,700
Independent trustees' compensation	11,651
Total expenses before reductions	7,493,351
Expense reductions	(11,651)	7,481,700
Net investment income (loss)		38,908,952
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,894,711
Capital gain distributions from underlying funds	88,503,422
Total net realized gain (loss)		122,398,133
Change in net unrealized appreciation (depreciation) on underlying funds		179,518,027
Net gain (loss)		301,916,160
Net increase (decrease) in net assets resulting from operations		$ 340,825,112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,908,952	$ 39,243,788
Net realized gain (loss)	122,398,133	155,185,524
Change in net unrealized appreciation (depreciation)	179,518,027	39,571,192
Net increase (decrease) in net assets resulting from operations	340,825,112	234,000,504
Distributions to shareholders from net investment income	(37,620,928)	(38,848,941)
Distributions to shareholders from net realized gain	(153,387,663)	(14,347,444)
Total distributions	(191,008,591)	(53,196,385)
Share transactions - net increase (decrease)	184,975,743	370,631,756
Total increase (decrease) in net assets	334,792,264	551,435,875

Net Assets
Beginning of period	2,914,394,969	2,362,959,094
End of period (including undistributed net investment income of $5,332,978 and undistributed net investment income of $4,044,954, respectively)	$ 3,249,187,233	$ 2,914,394,969

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Income from Investment Operations
Net investment income (loss) C	.16	.18	.18	.16	.18
Net realized and unrealized gain (loss)	1.26	.88	(.01)	1.43	3.32
Total from investment operations	1.42	1.06	.17	1.59	3.50
Distributions from net investment income	(.16)	(.18)	(.17)	(.16)	(.17)
Distributions from net realized gain	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.81) H	(.25)	(.35)	(.26) G	(.25) F
Net asset value, end of period	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76
Total Return A, B	11.54%	9.00%	1.61%	14.97%	46.86%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.54%	1.56%	1.42%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,907,797	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

H Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.13	.15
Net realized and unrealized gain (loss)	1.26	.88	(.01)	1.43	3.34
Total from investment operations	1.39	1.03	.14	1.56	3.49
Distributions from net investment income	(.13)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.78) H	(.22)	(.32)	(.23) G	(.23) F
Net asset value, end of period	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78
Total Return A, B	11.27%	8.74%	1.33%	14.67%	46.60%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.29%	1.31%	1.17%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,919	$ 324,352	$ 257,594	$ 258,166	$ 230,003
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

H Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Income from Investment Operations
Net investment income (loss) C	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	1.26	.88	(.01)	1.42	3.32
Total from investment operations	1.32	.97	.08	1.49	3.42
Distributions from net investment income	(.06)	(.08)	(.08)	(.07)	(.10)
Distributions from net realized gain	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.71)	(.15)	(.25)	(.18)	(.19) F
Net asset value, end of period	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70
Total Return A, B	10.71%	8.26%	.82%	14.02%	45.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,698	$ 23,061	$ 29,202	$ 38,946	$ 38,816
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Income from Investment Operations
Net investment income (loss) C	.06	.09	.09	.07	.10
Net realized and unrealized gain (loss)	1.25	.87	(.01)	1.41	3.31
Total from investment operations	1.31	.96	.08	1.48	3.41
Distributions from net investment income	(.07)	(.10)	(.09)	(.08)	(.11)
Distributions from net realized gain	(.65)	(.07)	(.17)	(.11)	(.09)
Total distributions	(.72)	(.16) H	(.26)	(.18) G	(.19) F
Net asset value, end of period	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68
Total Return A, B	10.71%	8.23%	.86%	14.01%	45.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.79%	.81%	.67%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,402	$ 74,415	$ 66,126	$ 61,640	$ 52,756
Portfolio turnover rate D	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Income from Investment Operations
Net investment income (loss) B	.19	.22	.21	.19	.20
Net realized and unrealized gain (loss)	1.28	.88	(.02)	1.44	3.35
Total from investment operations	1.47	1.10	.19	1.63	3.55
Distributions from net investment income	(.19)	(.21)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.66)	(.07)	(.18)	(.11)	(.09)
Total distributions	(.85)	(.28)	(.37) G	(.29)	(.27) F
Net asset value, end of period	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83
Total Return A	11.81%	9.29%	1.84%	15.23%	47.31%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.79%	1.81%	1.67%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 846,372	$ 686,540	$ 470,704	$ 284,309	$ 140,948
Portfolio turnover rate C	41%	22%	14%	34%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	6.3
Fidelity Advisor Series Equity-Income Fund	10.9	4.3
Fidelity Advisor Series Growth & Income Fund	7.2	4.1
Fidelity Advisor Series Growth Opportunities Fund	5.0	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.9	3.2
Fidelity Advisor Series Small Cap Fund	2.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.2	4.2
Fidelity Series 100 Index Fund	3.0	1.0
Fidelity Series 1000 Value Index Fund	1.2	0.0
Fidelity Series All-Sector Equity Fund	7.1	7.8
Fidelity Series Commodity Strategy Fund	1.2	7.5
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	3.6	2.8
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.1
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.5
Fidelity Series Large Cap Value Fund	0.0	4.2
	60.5	51.6
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.1
Fidelity Series International Growth Fund	9.1	6.8
Fidelity Series International Small Cap Fund	2.1	1.5
Fidelity Series International Value Fund	9.0	6.9
	25.7	19.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	6.6	6.9
Fidelity Series Inflation-Protected Bond Index Fund	0.1	2.8
Fidelity Series Investment Grade Bond Fund	5.1	17.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	13.8	29.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.5%
International Equity Funds	25.7%
Bond Funds	13.8%

Six months ago
Domestic Equity Funds**	51.6%
International Equity Funds	19.3%
Bond Funds	29.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	1,948,548	$ 180,591,438
Fidelity Advisor Series Equity-Income Fund (b)	28,073,758	352,044,918
Fidelity Advisor Series Growth & Income Fund (b)	17,751,221	232,896,023
Fidelity Advisor Series Growth Opportunities Fund (b)	15,312,656	163,539,168
Fidelity Advisor Series Opportunistic Insights Fund (b)	11,480,523	160,612,516
Fidelity Advisor Series Small Cap Fund (b)	8,787,153	92,792,339
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	18,467,694	233,801,000
Fidelity Series 100 Index Fund (b)	7,990,821	97,248,296
Fidelity Series 1000 Value Index Fund (b)	3,683,487	39,339,638
Fidelity Series All-Sector Equity Fund (b)	16,204,956	228,813,984
Fidelity Series Commodity Strategy Fund (a)(b)	4,563,486	38,561,460
Fidelity Series Real Estate Equity Fund (b)	1,696,586	21,919,897
Fidelity Series Small Cap Opportunities Fund (b)	8,661,364	117,534,715
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,664,705,473)		1,959,695,392
International Equity Funds - 25.7%

Fidelity Series Emerging Markets Fund (b)	10,337,089	177,281,078
Fidelity Series International Growth Fund (b)	20,904,830	296,012,399

	Shares	Value
Fidelity Series International Small Cap Fund (b)	4,151,274	$ 67,209,134
Fidelity Series International Value Fund (b)	26,211,522	291,472,129
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $708,319,504)		831,974,740
Bond Funds - 13.8%

Fidelity Series Emerging Markets Debt Fund (b)	2,161,316	22,045,419
Fidelity Series Floating Rate High Income Fund (b)	2,615,386	27,356,941
Fidelity Series High Income Fund (b)	20,167,270	213,571,385
Fidelity Series Inflation-Protected Bond Index Fund (b)	311,685	3,070,098
Fidelity Series Investment Grade Bond Fund (b)	14,666,791	165,148,062
Fidelity Series Real Estate Income Fund (b)	1,370,243	15,456,345
TOTAL BOND FUNDS (Cost $430,765,610)		446,648,250
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,803,790,587)		3,238,318,382
NET OTHER ASSETS (LIABILITIES) - 0.0%		(648,366)
NET ASSETS - 100%		$ 3,237,670,016
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 179,689,389	$ 22,725,237	$ 70,472,399	$ -	$ 180,591,438
Fidelity Advisor Growth & Income Fund Institutional Class	95,214,795	1,721,067	105,161,542	-	-
Fidelity Advisor Large Cap Fund Institutional Class	96,135,812	2,330,496	115,915,404	-	-
Fidelity Advisor Series Equity-Income Fund	126,635,001	235,533,940	31,148,734	3,652,450	352,044,918
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	28,043,155	204,024,756	17,992,900	1,284,377	232,896,023
Fidelity Advisor Series Growth Opportunities Fund	-	159,502,689	6,071,488	59,260	163,539,168
Fidelity Advisor Series Opportunistic Insights Fund	89,481,574	62,673,317	16,986,525	-	160,612,516
Fidelity Advisor Series Small Cap Fund	-	91,884,139	4,177,197	63,856	92,792,339
Fidelity Advisor Series Stock Selector Large Cap Value Fund	127,546,729	117,827,301	28,327,728	2,045,772	233,801,000
Fidelity Advisor Small Cap Fund Institutional Class	73,801,869	2,755,842	88,170,659	-	-
Fidelity Series 100 Index Fund	29,526,733	70,727,501	10,048,668	1,785,489	97,248,296
Fidelity Series 1000 Value Index Fund	-	38,689,244	1,563,480	135,799	39,339,638
Fidelity Series All-Sector Equity Fund	237,970,708	43,419,262	77,310,366	1,891,174	228,813,984
Fidelity Series Commodity Strategy Fund	223,024,825	41,838,466	207,285,081	-	38,561,460
Fidelity Series Emerging Markets Debt Fund	21,567,139	4,265,550	2,434,213	1,134,665	22,045,419
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 119,091,201	$ 72,312,658	$ 17,349,901	$ 1,730,315	$ 177,281,078
Fidelity Series Floating Rate High Income Fund	24,857,076	5,887,215	2,990,678	1,110,447	27,356,941
Fidelity Series High Income Fund	206,384,861	36,840,217	31,392,199	11,239,062	213,571,385
Fidelity Series Inflation-Protected Bond Index Fund	75,072,305	18,941,560	86,810,888	3,816	3,070,098
Fidelity Series International Growth Fund	197,193,583	104,188,063	30,326,724	1,994,725	296,012,399
Fidelity Series International Small Cap Fund	40,156,611	24,085,769	5,307,036	411,482	67,209,134
Fidelity Series International Value Fund	195,575,080	98,990,321	29,375,800	5,913,342	291,472,129
Fidelity Series Investment Grade Bond Fund	513,272,085	108,777,838	442,817,838	8,698,079	165,148,062
Fidelity Series Large Cap Value Fund	134,229,504	74,944,915	189,628,457	1,898,181	-
Fidelity Series Real Estate Equity Fund	19,848,733	4,547,452	2,422,447	299,900	21,919,897
Fidelity Series Real Estate Income Fund	14,357,770	3,143,422	1,595,388	807,403	15,456,345
Fidelity Series Small Cap Opportunities Fund	85,867,813	40,107,262	18,181,634	23,162	117,534,715
Total	$ 2,954,544,351	$ 1,692,685,499	$ 1,641,265,374	$ 46,182,756	$ 3,238,318,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,803,790,587) - See accompanying schedule		$ 3,238,318,382
Cash		4
Receivable for investments sold		6,865,609
Receivable for fund shares sold		3,740,442
Receivable from affiliate for expense reductions		404
Total assets		3,248,924,841

Liabilities
Payable for investments purchased	$ 2,323,533
Payable for fund shares redeemed	8,282,509
Distribution and service plan fees payable	648,783
Total liabilities		11,254,825

Net Assets		$ 3,237,670,016
Net Assets consist of:
Paid in capital		$ 2,764,003,246
Undistributed net investment income		2,666,670
Accumulated undistributed net realized gain (loss) on investments		36,472,305
Net unrealized appreciation (depreciation) on investments		434,527,795
Net Assets		$ 3,237,670,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,777,132,158 ÷ 125,634,798 shares)		$ 14.15

Maximum offering price per share (100/94.25 of $14.15)		$ 15.01
Class T: Net Asset Value and redemption price per share ($453,943,760 ÷ 32,195,162 shares)		$ 14.10

Maximum offering price per share (100/96.50 of $14.10)		$ 14.61
Class B: Net Asset Value and offering price per share ($21,329,583 ÷ 1,515,479 shares)A		$ 14.07

Class C: Net Asset Value and offering price per share ($87,866,672 ÷ 6,277,982 shares)A		$ 14.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($897,397,843 ÷ 63,116,515 shares)		$ 14.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 46,182,756

Expenses
Distribution and service plan fees	$ 7,601,815
Independent trustees' compensation	11,676
Total expenses before reductions	7,613,491
Expense reductions	(11,676)	7,601,815
Net investment income (loss)		38,580,941
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,134,162
Capital gain distributions from underlying funds	97,012,567
Total net realized gain (loss)		116,146,729
Change in net unrealized appreciation (depreciation) on underlying funds		213,220,407
Net gain (loss)		329,367,136
Net increase (decrease) in net assets resulting from operations		$ 367,948,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,580,941	$ 41,214,791
Net realized gain (loss)	116,146,729	166,007,236
Change in net unrealized appreciation (depreciation)	213,220,407	37,190,757
Net increase (decrease) in net assets resulting from operations	367,948,077	244,412,784
Distributions to shareholders from net investment income	(40,012,043)	(40,765,226)
Distributions to shareholders from net realized gain	(149,090,135)	(13,074,704)
Total distributions	(189,102,178)	(53,839,930)
Share transactions - net increase (decrease)	104,883,603	314,631,239
Total increase (decrease) in net assets	283,729,502	505,204,093

Net Assets
Beginning of period	2,953,940,514	2,448,736,421
End of period (including undistributed net investment income of $2,666,670 and undistributed net investment income of $4,097,771, respectively)	$ 3,237,670,016	$ 2,953,940,514

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Income from Investment Operations
Net investment income (loss) C	.17	.20	.19	.16	.16
Net realized and unrealized gain (loss)	1.47	.94	(.06)	1.54	3.68
Total from investment operations	1.64	1.14	.13	1.70	3.84
Distributions from net investment income	(.18)	(.20)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.85)	(.26)	(.37)	(.27)	(.24) F
Net asset value, end of period	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29
Total Return A, B	12.60%	9.25%	1.25%	15.27%	50.17%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.58%	1.57%	1.38%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,777,132	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Income from Investment Operations
Net investment income (loss) C	.14	.17	.16	.13	.14
Net realized and unrealized gain (loss)	1.46	.94	(.06)	1.54	3.66
Total from investment operations	1.60	1.11	.10	1.67	3.80
Distributions from net investment income	(.15)	(.17)	(.15)	(.13)	(.13)
Distributions from net realized gain	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.82)	(.23)	(.34)	(.24)	(.22) F
Net asset value, end of period	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25
Total Return A, B	12.29%	9.02%	.98%	14.98%	49.72%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.33%	1.32%	1.12%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,944	$ 387,102	$ 335,407	$ 348,443	$ 382,092
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Income from Investment Operations
Net investment income (loss) C	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	1.45	.94	(.06)	1.53	3.65
Total from investment operations	1.52	1.04	.04	1.60	3.74
Distributions from net investment income	(.07)	(.10)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.74) G	(.16)	(.26)	(.18)	(.17) F
Net asset value, end of period	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21
Total Return A, B	11.69%	8.44%	.52%	14.38%	49.07%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.83%	.82%	.62%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,330	$ 27,191	$ 34,324	$ 47,275	$ 51,360
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

G Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Income from Investment Operations
Net investment income (loss) C	.07	.10	.10	.07	.09
Net realized and unrealized gain (loss)	1.45	.93	(.05)	1.53	3.65
Total from investment operations	1.52	1.03	.05	1.60	3.74
Distributions from net investment income	(.09)	(.11)	(.09)	(.08)	(.08)
Distributions from net realized gain	(.66)	(.06)	(.18)	(.11)	(.09)
Total distributions	(.75)	(.17)	(.28) G	(.19)	(.18) F
Net asset value, end of period	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19
Total Return A, B	11.77%	8.39%	.55%	14.38%	49.06%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.83%	.82%	.63%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,867	$ 75,384	$ 66,418	$ 68,349	$ 63,700
Portfolio turnover rate D	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Income from Investment Operations
Net investment income (loss) B	.20	.23	.22	.19	.19
Net realized and unrealized gain (loss)	1.48	.94	(.05)	1.55	3.69
Total from investment operations	1.68	1.17	.17	1.74	3.88
Distributions from net investment income	(.21)	(.23)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.67)	(.06)	(.19)	(.11)	(.09)
Total distributions	(.88)	(.29)	(.40)	(.30)	(.27) F
Net asset value, end of period	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33
Total Return A	12.89%	9.47%	1.57%	15.56%	50.42%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.83%	1.82%	1.62%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 897,398	$ 716,715	$ 505,761	$ 321,529	$ 178,232
Portfolio turnover rate C	53%	23%	16%	38%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	7.2
Fidelity Advisor Series Equity-Income Fund	11.4	4.8
Fidelity Advisor Series Growth & Income Fund	7.6	4.7
Fidelity Advisor Series Growth Opportunities Fund	5.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.8	3.7
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	4.8
Fidelity Series 100 Index Fund	3.1	1.1
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.8	9.0
Fidelity Series Commodity Strategy Fund	1.0	8.7
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.2
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.6
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.8
Fidelity Series Large Cap Value Fund	0.0	4.8
	63.2	59.1
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	4.8
Fidelity Series International Growth Fund	9.5	7.8
Fidelity Series International Small Cap Fund	2.1	1.6
Fidelity Series International Value Fund	9.5	7.9
	26.8	22.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.7
Fidelity Series High Income Fund	6.6	6.9
Fidelity Series Investment Grade Bond Fund	1.5	10.1
Fidelity Series Real Estate Income Fund	0.5	0.4
Fidelity Series Inflation-Protected Bond Index Fund	0.0	0.0*
	10.0	18.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	59.1%
International Equity Funds	22.1%
Bond Funds	18.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	1,524,543	$ 141,294,616
Fidelity Advisor Series Equity-Income Fund (b)	21,730,910	272,505,609
Fidelity Advisor Series Growth & Income Fund (b)	13,881,591	182,126,478
Fidelity Advisor Series Growth Opportunities Fund (b)	11,775,100	125,758,071
Fidelity Advisor Series Opportunistic Insights Fund (b)	8,240,511	115,284,750
Fidelity Advisor Series Small Cap Fund (b)	6,717,717	70,939,088
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	14,204,033	179,823,059
Fidelity Series 100 Index Fund (b)	6,182,085	75,235,973
Fidelity Series 1000 Value Index Fund (b)	2,849,495	30,432,611
Fidelity Series All-Sector Equity Fund (b)	13,106,992	185,070,728
Fidelity Series Commodity Strategy Fund (a)(b)	2,704,934	22,856,693
Fidelity Series Real Estate Equity Fund (b)	1,441,867	18,628,918
Fidelity Series Small Cap Opportunities Fund (b)	6,584,063	89,345,729
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,272,142,080)		1,509,302,323
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	7,889,057	135,297,323
Fidelity Series International Growth Fund (b)	16,065,082	227,481,559

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,055,991	$ 49,476,492
Fidelity Series International Value Fund (b)	20,340,403	226,185,277
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $538,353,050)		638,440,651
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	1,596,271	16,281,964
Fidelity Series Floating Rate High Income Fund (b)	1,679,621	17,568,838
Fidelity Series High Income Fund (b)	14,953,510	158,357,676
Fidelity Series Investment Grade Bond Fund (b)	3,124,949	35,186,927
Fidelity Series Real Estate Income Fund (b)	1,010,732	11,401,057
TOTAL BOND FUNDS (Cost $228,223,240)		238,796,462
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,038,718,370)		2,386,539,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,752)
NET ASSETS - 100%		$ 2,386,088,684
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 146,037,675	$ 12,179,944	$ 56,676,014	$ -	$ 141,294,616
Fidelity Advisor Growth & Income Fund Institutional Class	77,536,597	2,512,472	86,810,609	-	-
Fidelity Advisor Large Cap Fund Institutional Class	78,302,498	3,348,667	96,086,314	-	-
Fidelity Advisor Series Equity-Income Fund	101,253,648	172,998,113	18,245,730	2,818,697	272,505,609
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,423,472	158,314,206	13,708,808	1,025,751	182,126,478
Fidelity Advisor Series Growth Opportunities Fund	-	123,198,969	5,445,988	46,798	125,758,071
Fidelity Advisor Series Opportunistic Insights Fund	71,567,575	34,606,656	10,836,568	-	115,284,750
Fidelity Advisor Series Small Cap Fund	-	70,481,915	3,334,004	52,378	70,939,088
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,988,948	81,044,624	16,779,630	1,506,611	179,823,059
Fidelity Advisor Small Cap Fund Institutional Class	60,006,024	3,301,305	72,928,093	-	-
Fidelity Series 100 Index Fund	24,100,686	50,989,943	5,317,378	866,703	75,235,973
Fidelity Series 1000 Value Index Fund	-	29,898,373	1,235,146	110,897	30,432,611
Fidelity Series All-Sector Equity Fund	193,432,696	33,148,745	61,979,774	1,569,650	185,070,728
Fidelity Series Commodity Strategy Fund	182,349,768	37,784,551	180,780,983	-	22,856,693
Fidelity Series Emerging Markets Debt Fund	15,061,340	3,635,702	1,476,009	814,344	16,281,964
Fidelity Series Emerging Markets Fund	96,441,362	48,079,784	12,065,205	1,309,643	135,297,323
Fidelity Series Floating Rate High Income Fund	15,821,013	3,725,154	1,718,903	711,946	17,568,838
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 143,718,637	$ 30,279,690	$ 17,014,483	$ 8,077,738	$ 158,357,676
Fidelity Series Inflation-Protected Bond Index Fund	-	337,603	335,204	9	-
Fidelity Series International Growth Fund	159,255,463	68,304,288	20,596,213	1,519,242	227,481,559
Fidelity Series International Small Cap Fund	32,344,142	14,807,771	4,158,562	342,963	49,476,492
Fidelity Series International Value Fund	157,641,894	64,143,961	17,336,424	4,450,466	226,185,277
Fidelity Series Investment Grade Bond Fund	200,160,305	47,292,474	206,282,458	3,338,193	35,186,927
Fidelity Series Large Cap Value Fund	109,701,861	64,514,597	157,777,784	1,584,675	-
Fidelity Series Real Estate Equity Fund	16,098,520	4,275,095	1,731,238	250,346	18,628,918
Fidelity Series Real Estate Income Fund	9,212,263	3,421,649	968,738	557,146	11,401,057
Fidelity Series Small Cap Opportunities Fund	69,819,611	26,121,697	14,305,116	18,406	89,345,729
Total	$ 2,084,275,998	$ 1,192,747,948	$ 1,085,931,376	$ 30,972,602	$ 2,386,539,436
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,038,718,370) - See accompanying schedule		$ 2,386,539,436
Cash		8
Receivable for investments sold		3,388,455
Receivable for fund shares sold		2,475,884
Receivable from affiliate for expense reductions		360
Total assets		2,392,404,143

Liabilities
Payable for investments purchased	$ 26
Payable for fund shares redeemed	5,864,344
Distribution and service plan fees payable	451,089
Total liabilities		6,315,459

Net Assets		$ 2,386,088,684
Net Assets consist of:
Paid in capital		$ 2,005,087,597
Undistributed net investment income		1,543,708
Accumulated undistributed net realized gain (loss) on investments		31,636,313
Net unrealized appreciation (depreciation) on investments		347,821,066
Net Assets		$ 2,386,088,684

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,348,499,821 ÷ 99,608,546 shares)		$ 13.54

Maximum offering price per share (100/94.25 of $13.54)		$ 14.37
Class T: Net Asset Value and redemption price per share ($276,112,728 ÷ 20,508,815 shares)		$ 13.46

Maximum offering price per share (100/96.50 of $13.46)		$ 13.95
Class B: Net Asset Value and offering price per share ($14,453,642 ÷ 1,081,103 shares)A		$ 13.37

Class C: Net Asset Value and offering price per share ($51,930,901 ÷ 3,897,378 shares)A		$ 13.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($695,091,592 ÷ 51,063,872 shares)		$ 13.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 30,972,602

Expenses
Distribution and service plan fees	$ 5,191,761
Independent trustees' compensation	8,447
Total expenses before reductions	5,200,208
Expense reductions	(8,447)	5,191,761
Net investment income (loss)		25,780,841
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,078,194
Capital gain distributions from underlying funds	77,818,329
Total net realized gain (loss)		91,896,523
Change in net unrealized appreciation (depreciation) on underlying funds		181,369,240
Net gain (loss)		273,265,763
Net increase (decrease) in net assets resulting from operations		$ 299,046,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,780,841	$ 27,744,686
Net realized gain (loss)	91,896,523	116,307,027
Change in net unrealized appreciation (depreciation)	181,369,240	38,369,090
Net increase (decrease) in net assets resulting from operations	299,046,604	182,420,803
Distributions to shareholders from net investment income	(26,415,277)	(27,167,238)
Distributions to shareholders from net realized gain	(132,187,659)	(5,583,432)
Total distributions	(158,602,936)	(32,750,670)
Share transactions - net increase (decrease)	161,766,995	289,056,044
Total increase (decrease) in net assets	302,210,663	438,726,177

Net Assets
Beginning of period	2,083,878,021	1,645,151,844
End of period (including undistributed net investment income of $1,543,708 and undistributed net investment income of $2,178,145, respectively)	$ 2,386,088,684	$ 2,083,878,021

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Income from Investment Operations
Net investment income (loss)C	.15	.18	.16	.14	.14
Net realized and unrealized gain (loss)	1.59	.97	(.13)	1.56	3.55
Total from investment operations	1.74	1.15	.03	1.70	3.69
Distributions from net investment income	(.15)	(.18)	(.15)	(.13)	(.14)
Distributions from net realized gain	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.94)	(.21) F	(.34)	(.24)	(.22)
Net asset value, end of period	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65
Total Return A,B	14.15%	9.89%	.47%	16.13%	51.59%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.13%	1.54%	1.39%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,348,500	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Income from Investment Operations
Net investment income (loss) C	.11	.15	.13	.11	.12
Net realized and unrealized gain (loss)	1.58	.97	(.13)	1.55	3.53
Total from investment operations	1.69	1.12	-	1.66	3.65
Distributions from net investment income	(.12)	(.15)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.91)	(.18) G	(.31)	(.21) F	(.20)
Net asset value, end of period	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60
Total Return A,B	13.81%	9.69%	.19%	15.84%	51.17%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.88%	1.29%	1.14%	1.01%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,113	$ 216,701	$ 166,843	$ 169,442	$ 143,106
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Income from Investment Operations
Net investment income (loss) C	.05	.09	.07	.05	.07
Net realized and unrealized gain (loss)	1.57	.95	(.12)	1.55	3.50
Total from investment operations	1.62	1.04	(.05)	1.60	3.57
Distributions from net investment income	(.06)	(.09)	(.07)	(.06)	(.07)
Distributions from net realized gain	(.78)	(.04)	(.17)	(.10)	(.08)
Total distributions	(.84)	(.12) F	(.24)	(.16)	(.15)
Net asset value, end of period	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52
Total Return A,B	13.32%	9.02%	(.23)%	15.28%	50.43%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,454	$ 17,884	$ 22,013	$ 28,360	$ 27,408
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Income from Investment Operations
Net investment income (loss) C	.05	.09	.07	.06	.07
Net realized and unrealized gain (loss)	1.56	.95	(.13)	1.54	3.50
Total from investment operations	1.61	1.04	(.06)	1.60	3.57
Distributions from net investment income	(.07)	(.10)	(.08)	(.06)	(.08)
Distributions from net realized gain	(.78)	(.04)	(.18)	(.10)	(.08)
Total distributions	(.85)	(.13) G	(.25) F	(.16)	(.16)
Net asset value, end of period	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52
Total Return A,B	13.27%	9.04%	(.29)%	15.33%	50.28%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.38%	.79%	.64%	.51%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,931	$ 43,447	$ 38,614	$ 36,389	$ 30,994
Portfolio turnover rate D	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

G Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Income from Investment Operations
Net investment income (loss) B	.18	.21	.19	.17	.17
Net realized and unrealized gain (loss)	1.60	.97	(.14)	1.57	3.55
Total from investment operations	1.78	1.18	.05	1.74	3.72
Distributions from net investment income	(.18)	(.20)	(.17)	(.16)	(.16)
Distributions from net realized gain	(.79)	(.04)	(.19)	(.11)	(.08)
Total distributions	(.97)	(.24)	(.36)	(.26) F	(.24)
Net asset value, end of period	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69
Total Return A	14.44%	10.10%	.71%	16.51%	51.81%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.38%	1.79%	1.64%	1.51%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,092	$ 547,049	$ 360,580	$ 218,092	$ 97,629
Portfolio turnover rate C	48%	25%	13%	30%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	7.4
Fidelity Advisor Series Equity-Income Fund	11.4	5.0
Fidelity Advisor Series Growth & Income Fund	7.8	4.8
Fidelity Advisor Series Growth Opportunities Fund	5.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.6	3.8
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	4.9
Fidelity Series 100 Index Fund	3.1	1.1
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.7	9.2
Fidelity Series Commodity Strategy Fund	1.0	8.8
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.3
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.7
Fidelity Advisor Small Cap Fund Institutional Class	0.0	2.9
Fidelity Series Large Cap Value Fund	0.0	4.9
	63.3	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	5.0
Fidelity Series International Growth Fund	9.4	8.0
Fidelity Series International Small Cap Fund	2.1	1.7
Fidelity Series International Value Fund	9.5	8.0
	26.7	22.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.7	0.7
Fidelity Series High Income Fund	6.6	6.8
Fidelity Series Investment Grade Bond Fund	1.5	8.3
Fidelity Series Real Estate Income Fund	0.5	0.4
	10.0	16.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	22.7%
Bond Funds	16.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	1,499,370	$ 138,961,629
Fidelity Advisor Series Equity-Income Fund (b)	20,863,697	261,630,767
Fidelity Advisor Series Growth & Income Fund (b)	13,631,526	178,845,619
Fidelity Advisor Series Growth Opportunities Fund (b)	11,409,906	121,857,798
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,565,689	105,843,986
Fidelity Advisor Series Small Cap Fund (b)	6,422,694	67,823,649
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,644,224	172,735,870
Fidelity Series 100 Index Fund (b)	5,900,634	71,810,712
Fidelity Series 1000 Value Index Fund (b)	2,712,120	28,965,437
Fidelity Series All-Sector Equity Fund (b)	12,487,854	176,328,497
Fidelity Series Commodity Strategy Fund (a)(b)	2,571,818	21,731,866
Fidelity Series Real Estate Equity Fund (b)	1,373,247	17,742,353
Fidelity Series Small Cap Opportunities Fund (b)	6,321,784	85,786,605
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,229,093,999)		1,450,064,788
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (b)	7,579,690	129,991,691
Fidelity Series International Growth Fund (b)	15,290,704	216,516,370

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,017,277	$ 48,849,717
Fidelity Series International Value Fund (b)	19,589,184	217,831,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $513,035,445)		613,189,509
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	1,532,383	15,630,303
Fidelity Series Floating Rate High Income Fund (b)	1,463,336	15,306,495
Fidelity Series High Income Fund (b)	14,367,566	152,152,524
Fidelity Series Investment Grade Bond Fund (b)	3,163,329	35,619,081
Fidelity Series Real Estate Income Fund (b)	971,409	10,957,496
TOTAL BOND FUNDS (Cost $220,839,113)		229,665,899
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,962,968,557)		2,292,920,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(464,595)
NET ASSETS - 100%		$ 2,292,455,601
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 143,673,712	$ 10,853,187	$ 54,782,923	$ -	$ 138,961,629
Fidelity Advisor Growth & Income Fund Institutional Class	75,975,139	2,089,336	84,711,075	-	-
Fidelity Advisor Large Cap Fund Institutional Class	76,812,641	2,755,612	93,831,945	-	-
Fidelity Advisor Series Equity-Income Fund	100,676,220	162,708,013	18,002,272	2,753,808	261,630,767
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,294,860	155,772,879	14,127,035	1,011,034	178,845,619
Fidelity Advisor Series Growth Opportunities Fund	-	120,112,289	6,098,294	46,298	121,857,798
Fidelity Advisor Series Opportunistic Insights Fund	71,158,645	25,722,343	10,680,372	-	105,843,986
Fidelity Advisor Series Small Cap Fund	-	67,713,230	3,504,950	51,553	67,823,649
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,402,797	75,394,700	17,605,347	1,409,937	172,735,870
Fidelity Advisor Small Cap Fund Institutional Class	59,092,069	2,731,926	71,334,284	-	-
Fidelity Series 100 Index Fund	23,560,024	47,857,675	4,915,388	776,052	71,810,712
Fidelity Series 1000 Value Index Fund	-	28,533,426	1,272,239	108,649	28,965,437
Fidelity Series All-Sector Equity Fund	189,472,856	30,750,019	64,575,680	1,498,496	176,328,497
Fidelity Series Commodity Strategy Fund	180,115,990	34,851,907	176,863,389	-	21,731,866
Fidelity Series Emerging Markets Debt Fund	14,730,822	3,343,589	1,525,103	785,105	15,630,303
Fidelity Series Emerging Markets Fund	94,763,737	44,071,705	11,989,097	1,261,826	129,991,691
Fidelity Series Floating Rate High Income Fund	13,987,354	3,146,768	1,596,688	634,084	15,306,495
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 141,548,587	$ 26,316,322	$ 16,966,917	$ 7,823,444	$ 152,152,524
Fidelity Series International Growth Fund	156,546,342	59,637,194	19,741,959	1,463,870	216,516,370
Fidelity Series International Small Cap Fund	31,795,611	14,856,147	4,237,725	330,036	48,849,717
Fidelity Series International Value Fund	154,936,713	60,276,465	18,807,781	4,286,675	217,831,731
Fidelity Series Investment Grade Bond Fund	167,049,065	31,216,696	157,776,843	2,773,347	35,619,081
Fidelity Series Large Cap Value Fund	106,490,192	63,167,719	153,226,005	1,572,181	-
Fidelity Series Real Estate Equity Fund	15,629,519	3,844,073	1,711,554	245,586	17,742,353
Fidelity Series Real Estate Income Fund	8,218,795	3,908,904	949,106	515,617	10,957,496
Fidelity Series Small Cap Opportunities Fund	68,837,714	23,581,168	14,175,507	18,033	85,786,605
Total	$ 2,018,769,404	$ 1,105,213,292	$ 1,025,009,478	$ 29,365,631	$ 2,292,920,196
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,962,968,557) - See accompanying schedule		$ 2,292,920,196
Cash		7
Receivable for investments sold		1,391,301
Receivable for fund shares sold		2,974,232
Receivable from affiliate for expense reductions		310
Total assets		2,297,286,046

Liabilities
Payable for investments purchased	$ 944
Payable for fund shares redeemed	4,364,595
Distribution and service plan fees payable	464,906
Total liabilities		4,830,445

Net Assets		$ 2,292,455,601
Net Assets consist of:
Paid in capital		$1,931,411,119
Undistributed net investment income		1,306,611
Accumulated undistributed net realized gain (loss) on investments		29,786,232
Net unrealized appreciation (depreciation) on investments		329,951,639
Net Assets		$ 2,292,455,601

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,195,640,736 ÷ 82,388,027 shares)		$ 14.51

Maximum offering price per share (100/94.25 of $14.51)		$ 15.40
Class T: Net Asset Value and redemption price per share ($341,607,852 ÷ 23,601,670 shares)		$ 14.47

Maximum offering price per share (100/96.50 of $14.47)		$ 14.99
Class B: Net Asset Value and offering price per share ($18,270,436 ÷ 1,272,081 shares)A		$ 14.36

Class C: Net Asset Value and offering price per share ($72,247,373 ÷ 5,052,463 shares)A		$ 14.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($664,689,204 ÷ 45,565,249 shares)		$ 14.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 29,365,631

Expenses
Distribution and service plan fees	$ 5,426,310
Independent trustees' compensation	8,166
Total expenses before reductions	5,434,476
Expense reductions	(8,166)	5,426,310
Net investment income (loss)		23,939,321
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,939,552
Capital gain distributions from underlying funds	75,571,354
Total net realized gain (loss)		86,510,906
Change in net unrealized appreciation (depreciation) on underlying funds		183,007,985
Net gain (loss)		269,518,891
Net increase (decrease) in net assets resulting from operations		$ 293,458,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,939,321	$ 26,992,967
Net realized gain (loss)	86,510,906	90,179,730
Change in net unrealized appreciation (depreciation)	183,007,985	62,667,913
Net increase (decrease) in net assets resulting from operations	293,458,212	179,840,610
Distributions to shareholders from net investment income	(24,578,250)	(26,501,610)
Distributions to shareholders from net realized gain	(126,026,952)	(5,287,230)
Total distributions	(150,605,202)	(31,788,840)
Share transactions - net increase (decrease)	131,257,777	198,765,979
Total increase (decrease) in net assets	274,110,787	346,817,749

Net Assets
Beginning of period	2,018,344,814	1,671,527,065
End of period (including undistributed net investment income of $1,306,611 and undistributed net investment income of $1,945,539, respectively)	$ 2,292,455,601	$ 2,018,344,814

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Income from Investment Operations
Net investment income (loss)C	.15	.19	.17	.15	.15
Net realized and unrealized gain (loss)	1.74	1.05	(.15)	1.69	3.87
Total from investment operations	1.89	1.24	.02	1.84	4.02
Distributions from net investment income	(.16)	(.19)	(.16)	(.15)	(.15)
Distributions from net realized gain	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.99)	(.23)	(.37)	(.26)	(.24)
Net asset value, end of period	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37
Total Return A,B	14.37%	9.94%	.38%	16.38%	53.15%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.53%	1.38%	1.25%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195,641	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Income from Investment Operations
Net investment income (loss) C	.12	.16	.14	.12	.13
Net realized and unrealized gain (loss)	1.73	1.04	(.16)	1.68	3.86
Total from investment operations	1.85	1.20	(.02)	1.80	3.99
Distributions from net investment income	(.13)	(.16)	(.13)	(.11)	(.13)
Distributions from net realized gain	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(.96)	(.19) G	(.33) F	(.22)	(.22)
Net asset value, end of period	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34
Total Return A,B	14.06%	9.69%	.12%	16.06%	52.83%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.28%	1.13%	1.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,608	$ 288,886	$ 262,944	$ 276,335	$ 300,594
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Income from Investment Operations
Net investment income (loss) C	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	1.71	1.03	(.15)	1.66	3.83
Total from investment operations	1.76	1.13	(.07)	1.72	3.91
Distributions from net investment income	(.06)	(.09)	(.07)	(.06)	(.08)
Distributions from net realized gain	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.88)	(.13)	(.27)	(.16)	(.17)
Net asset value, end of period	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26
Total Return A,B	13.49%	9.14%	(.36)%	15.43%	52.08%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,270	$ 24,481	$ 31,574	$ 41,935	$ 43,773
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Income from Investment Operations
Net investment income (loss) C	.05	.10	.08	.06	.08
Net realized and unrealized gain (loss)	1.71	1.02	(.15)	1.66	3.83
Total from investment operations	1.76	1.12	(.07)	1.72	3.91
Distributions from net investment income	(.07)	(.11)	(.08)	(.07)	(.08)
Distributions from net realized gain	(.82)	(.04)	(.20)	(.10)	(.09)
Total distributions	(.89)	(.14) F	(.28)	(.17)	(.17)
Net asset value, end of period	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25
Total Return A,B	13.57%	9.09%	(.35)%	15.39%	52.18%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.78%	.63%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,247	$ 62,893	$ 56,910	$ 58,416	$ 53,334
Portfolio turnover rate D	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Income from Investment Operations
Net investment income (loss) B	.19	.23	.20	.18	.18
Net realized and unrealized gain (loss)	1.75	1.05	(.16)	1.69	3.88
Total from investment operations	1.94	1.28	.04	1.87	4.06
Distributions from net investment income	(.19)	(.22)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.83)	(.04)	(.21)	(.11)	(.09)
Total distributions	(1.02)	(.26)	(.39) F	(.29)	(.26)
Net asset value, end of period	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42
Total Return A	14.73%	10.24%	.61%	16.57%	53.53%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.78%	1.63%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,689	$ 508,363	$ 352,751	$ 229,228	$ 126,440
Portfolio turnover rate C	47%	26%	14%	38%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	7.6
Fidelity Advisor Series Equity-Income Fund	11.1	4.9
Fidelity Advisor Series Growth & Income Fund	8.4	4.9
Fidelity Advisor Series Growth Opportunities Fund	5.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.5	3.8
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	5.0
Fidelity Series 100 Index Fund	3.1	1.2
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.4	9.5
Fidelity Series Commodity Strategy Fund	0.9	9.1
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.4
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.8
Fidelity Advisor Small Cap Fund Institutional Class	0.0	3.0
Fidelity Series Large Cap Value Fund	0.0	5.1
	63.2	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	5.2
Fidelity Series International Growth Fund	9.4	8.2
Fidelity Series International Small Cap Fund	2.2	1.7
Fidelity Series International Value Fund	9.5	8.2
	26.8	23.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.4
Fidelity Series High Income Fund	6.6	8.8
Fidelity Series Investment Grade Bond Fund	1.9	4.6
Fidelity Series Real Estate Income Fund	0.5	0.3
	10.0	14.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	23.3%
Bond Funds	14.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	756,244	$ 70,088,664
Fidelity Advisor Series Equity-Income Fund (b)	10,120,856	126,915,534
Fidelity Advisor Series Growth & Income Fund (b)	7,301,377	95,794,060
Fidelity Advisor Series Growth Opportunities Fund (b)	5,791,353	61,851,647
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,661,805	51,228,659
Fidelity Advisor Series Small Cap Fund (b)	3,247,390	34,292,434
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	6,743,579	85,373,705
Fidelity Series 100 Index Fund (b)	2,943,778	35,825,775
Fidelity Series 1000 Value Index Fund (b)	1,351,761	14,436,807
Fidelity Series All-Sector Equity Fund (b)	5,957,541	84,120,484
Fidelity Series Commodity Strategy Fund (a)(b)	1,262,939	10,671,834
Fidelity Series Real Estate Equity Fund (b)	726,488	9,386,219
Fidelity Series Small Cap Opportunities Fund (b)	3,125,349	42,410,988
TOTAL DOMESTIC EQUITY FUNDS (Cost $609,246,976)		722,396,810
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	3,764,348	64,558,566
Fidelity Series International Growth Fund (b)	7,613,440	107,806,317

	Shares	Value
Fidelity Series International Small Cap Fund (b)	1,517,183	$ 24,563,196
Fidelity Series International Value Fund (b)	9,770,855	108,651,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $259,242,287)		305,579,988
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	764,055	7,793,362
Fidelity Series Floating Rate High Income Fund (b)	378,876	3,963,047
Fidelity Series High Income Fund (b)	7,157,166	75,794,389
Fidelity Series Investment Grade Bond Fund (b)	1,897,452	21,365,314
Fidelity Series Real Estate Income Fund (b)	483,749	5,456,690
TOTAL BOND FUNDS (Cost $109,528,392)		114,372,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $978,017,655)		1,142,349,600
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197,977)
NET ASSETS - 100%		$ 1,142,151,623
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 66,669,108	$ 10,365,170	$ 25,945,321	$ -	$ 70,088,664
Fidelity Advisor Growth & Income Fund Institutional Class	35,481,306	2,174,951	40,817,196	-	-
Fidelity Advisor Large Cap Fund Institutional Class	35,845,261	3,014,855	45,776,796	-	-
Fidelity Advisor Series Equity-Income Fund	44,779,464	82,111,374	7,658,142	1,279,105	126,915,534
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	9,921,685	84,770,098	6,639,713	514,724	95,794,060
Fidelity Advisor Series Growth Opportunities Fund	-	60,780,509	2,812,013	22,915	61,851,647
Fidelity Advisor Series Opportunistic Insights Fund	31,656,678	15,305,969	4,766,501	-	51,228,659
Fidelity Advisor Series Small Cap Fund	-	34,147,413	1,655,058	25,256	34,292,434
Fidelity Advisor Series Stock Selector Large Cap Value Fund	45,101,687	41,107,698	7,115,645	663,397	85,373,705
Fidelity Advisor Small Cap Fund Institutional Class	27,435,072	2,699,812	34,736,157	-	-
Fidelity Series 100 Index Fund	11,099,125	24,616,220	2,470,125	332,485	35,825,775
Fidelity Series 1000 Value Index Fund	-	14,196,104	604,868	53,739	14,436,807
Fidelity Series All-Sector Equity Fund	88,201,459	20,601,320	34,856,308	699,012	84,120,484
Fidelity Series Commodity Strategy Fund	83,502,801	21,490,742	86,517,312	-	10,671,834
Fidelity Series Emerging Markets Debt Fund	6,420,091	2,427,208	654,590	365,663	7,793,362
Fidelity Series Emerging Markets Fund	44,075,777	25,125,509	6,155,216	606,933	64,558,566
Fidelity Series Floating Rate High Income Fund	2,952,479	1,442,615	378,000	150,980	3,963,047
Fidelity Series High Income Fund	82,180,603	22,781,495	29,722,482	4,420,799	75,794,389
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 72,337,325	$ 34,091,621	$ 8,302,553	$ 672,815	$ 107,806,317
Fidelity Series International Small Cap Fund	14,681,753	8,726,427	1,906,941	164,056	24,563,196
Fidelity Series International Value Fund	71,628,283	36,454,796	9,642,954	2,141,800	108,651,909
Fidelity Series Investment Grade Bond Fund	40,856,148	14,057,283	32,363,327	824,606	21,365,314
Fidelity Series Large Cap Value Fund	50,091,676	33,415,278	75,265,232	777,482	-
Fidelity Series Real Estate Equity Fund	7,335,896	2,738,322	707,077	120,785	9,386,219
Fidelity Series Real Estate Income Fund	3,123,821	2,780,798	383,358	227,388	5,456,690
Fidelity Series Small Cap Opportunities Fund	32,003,872	13,220,487	6,422,180	8,985	42,410,988
Total	$ 907,381,370	$ 614,644,074	$ 474,275,065	$ 14,072,925	$ 1,142,349,600
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $978,017,655) - See accompanying schedule		$ 1,142,349,600
Cash		4
Receivable for investments sold		1,708,852
Receivable for fund shares sold		1,845,797
Receivable from affiliate for expense reductions		241
Total assets		1,145,904,494

Liabilities
Payable for investments purchased	$ 15,718
Payable for fund shares redeemed	3,538,893
Distribution and service plan fees payable	198,260
Total liabilities		3,752,871

Net Assets		$ 1,142,151,623
Net Assets consist of:
Paid in capital		$ 947,000,154
Undistributed net investment income		765,788
Accumulated undistributed net realized gain (loss) on investments		30,053,736
Net unrealized appreciation (depreciation) on investments		164,331,945
Net Assets		$ 1,142,151,623

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($612,734,565 ÷ 54,167,398 shares)		$ 11.31

Maximum offering price per share (100/94.25 of $11.31)		$ 12.00
Class T: Net Asset Value and redemption price per share ($128,619,204 ÷ 11,423,094 shares)		$ 11.26

Maximum offering price per share (100/96.50 of $11.26)		$ 11.67
Class B: Net Asset Value and offering price per share ($3,564,796 ÷ 317,355 shares)A		$ 11.23

Class C: Net Asset Value and offering price per share ($18,456,949 ÷ 1,649,960 shares)A		$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($378,776,109 ÷ 33,326,954 shares)		$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 14,072,925

Expenses
Distribution and service plan fees	$ 2,195,251
Independent trustees' compensation	3,841
Total expenses before reductions	2,199,092
Expense reductions	(3,841)	2,195,251
Net investment income (loss)		11,877,674
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,921,620
Capital gain distributions from underlying funds	36,504,408
Total net realized gain (loss)		63,426,028
Change in net unrealized appreciation (depreciation) on underlying funds		67,677,843
Net gain (loss)		131,103,871
Net increase (decrease) in net assets resulting from operations		$ 142,981,545

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,877,674	$ 12,046,883
Net realized gain (loss)	63,426,028	21,385,492
Change in net unrealized appreciation (depreciation)	67,677,843	48,075,115
Net increase (decrease) in net assets resulting from operations	142,981,545	81,507,490
Distributions to shareholders from net investment income	(12,078,309)	(11,684,331)
Distributions to shareholders from net realized gain	(50,000,600)	(10,873,978)
Total distributions	(62,078,909)	(22,558,309)
Share transactions - net increase (decrease)	154,026,864	205,501,582
Total increase (decrease) in net assets	234,929,500	264,450,763

Net Assets
Beginning of period	907,222,123	642,771,360
End of period (including undistributed net investment income of $765,788 and undistributed net investment income of $966,423, respectively)	$ 1,142,151,623	$ 907,222,123

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Income from Investment Operations
Net investment income (loss) C	.12	.16	.13	.12	.12
Net realized and unrealized gain (loss)	1.39	.81	(.14)	1.33	3.02
Total from investment operations	1.51	.97	(.01)	1.45	3.14
Distributions from net investment income	(.12)	(.15)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.66)	(.30)	(.28)	(.19)	(.18)
Net asset value, end of period	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82
Total Return A,B	14.74%	10.21%	.12%	16.67%	53.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12%	1.59%	1.41%	1.35%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,735	$ 527,525	$ 403,850	$ 320,731	$ 205,405
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Income from Investment Operations
Net investment income (loss) C	.09	.13	.11	.10	.10
Net realized and unrealized gain (loss)	1.39	.82	(.15)	1.32	3.02
Total from investment operations	1.48	.95	(.04)	1.42	3.12
Distributions from net investment income	(.10)	(.12)	(.10)	(.09)	(.10)
Distributions from net realized gain	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.64)	(.28) G	(.25) F	(.17)	(.17)
Net asset value, end of period	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79
Total Return A,B	14.45%	10.02%	(.15)%	16.36%	53.52%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87%	1.34%	1.16%	1.10%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,619	$ 92,998	$ 62,438	$ 60,268	$ 43,326
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Income from Investment Operations
Net investment income (loss) C	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	1.38	.81	(.14)	1.32	3.01
Total from investment operations	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	(.05)	(.08)	(.05)	(.05)	(.06)
Distributions from net realized gain	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.58)	(.23)	(.20)	(.13)	(.13)
Net asset value, end of period	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77
Total Return A,B	13.93%	9.40%	(.62)%	15.71%	52.74%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,565	$ 3,651	$ 3,786	$ 4,612	$ 4,089
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Income from Investment Operations
Net investment income (loss) C	.04	.08	.06	.05	.06
Net realized and unrealized gain (loss)	1.38	.81	(.14)	1.32	3.01
Total from investment operations	1.42	.89	(.08)	1.37	3.07
Distributions from net investment income	(.06)	(.09)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.53)	(.15)	(.15)	(.08)	(.07)
Total distributions	(.59)	(.24)	(.21)	(.13) F	(.13)
Net asset value, end of period	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76
Total Return A,B	13.95%	9.42%	(.62)%	15.80%	52.90%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%	.84%	.66%	.60%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,457	$ 13,415	$ 9,926	$ 8,753	$ 6,199
Portfolio turnover rate D	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Income from Investment Operations
Net investment income (loss) B	.15	.18	.16	.15	.14
Net realized and unrealized gain (loss)	1.41	.81	(.14)	1.32	3.04
Total from investment operations	1.56	.99	.02	1.47	3.18
Distributions from net investment income	(.15)	(.17)	(.14)	(.13)	(.13)
Distributions from net realized gain	(.54)	(.15)	(.16)	(.08)	(.07)
Total distributions	(.69)	(.32)	(.30)	(.21)	(.20)
Net asset value, end of period	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85
Total Return A	15.14%	10.43%	.45%	16.86%	54.35%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37%	1.84%	1.66%	1.60%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 378,776	$ 269,633	$ 162,772	$ 83,240	$ 32,842
Portfolio turnover rate C	46%	25%	11%	32%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.2	7.6
Fidelity Advisor Series Equity-Income Fund	11.1	5.1
Fidelity Advisor Series Growth & Income Fund	8.4	5.0
Fidelity Advisor Series Growth Opportunities Fund	5.4	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.5	3.9
Fidelity Advisor Series Small Cap Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	5.1
Fidelity Series 100 Index Fund	3.1	1.2
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.3	9.5
Fidelity Series Commodity Strategy Fund	0.9	9.0
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.7	3.4
Fidelity Advisor Large Cap Fund Institutional Class	0.0	3.8
Fidelity Advisor Small Cap Fund Institutional Class	0.0	3.0
Fidelity Series Large Cap Value Fund	0.0	5.1
	63.2	62.4
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	5.3
Fidelity Series International Growth Fund	9.4	8.3
Fidelity Series International Small Cap Fund	2.2	1.7
Fidelity Series International Value Fund	9.5	8.2
	26.8	23.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	6.6	9.1
Fidelity Series Investment Grade Bond Fund	2.1	3.9
Fidelity Series Real Estate Income Fund	0.5	0.3
	10.0	14.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.2%
International Equity Funds	26.8%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.4%
International Equity Funds	23.5%
Bond Funds	14.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	551,012	$ 51,067,793
Fidelity Advisor Series Equity-Income Fund (b)	7,337,897	92,017,234
Fidelity Advisor Series Growth & Income Fund (b)	5,262,424	69,043,002
Fidelity Advisor Series Growth Opportunities Fund (b)	4,173,312	44,570,967
Fidelity Advisor Series Opportunistic Insights Fund (b)	2,642,520	36,968,854
Fidelity Advisor Series Small Cap Fund (b)	2,354,987	24,868,661
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	4,868,427	61,634,290
Fidelity Series 100 Index Fund (b)	2,129,569	25,916,855
Fidelity Series 1000 Value Index Fund (b)	978,594	10,451,384
Fidelity Series All-Sector Equity Fund (b)	4,294,706	60,641,247
Fidelity Series Commodity Strategy Fund (a)(b)	912,090	7,707,162
Fidelity Series Real Estate Equity Fund (b)	523,095	6,758,383
Fidelity Series Small Cap Opportunities Fund (b)	2,258,729	30,650,952
TOTAL DOMESTIC EQUITY FUNDS (Cost $437,267,697)		522,296,784
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	2,726,085	46,752,364
Fidelity Series International Growth Fund (b)	5,497,929	77,850,676

	Shares	Value
Fidelity Series International Small Cap Fund (b)	1,108,622	$ 17,948,594
Fidelity Series International Value Fund (b)	7,056,338	78,466,476
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $185,942,166)		221,018,110
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	552,409	5,634,570
Fidelity Series Floating Rate High Income Fund (b)	74,644	780,777
Fidelity Series High Income Fund (b)	5,173,951	54,792,146
Fidelity Series Investment Grade Bond Fund (b)	1,553,109	17,488,007
Fidelity Series Real Estate Income Fund (b)	349,677	3,944,361
TOTAL BOND FUNDS (Cost $79,684,001)		82,639,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $702,893,864)		825,954,755
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152,232)
NET ASSETS - 100%		$ 825,802,523
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 49,195,874	$ 7,666,605	$ 19,791,379	$ -	$ 51,067,793
Fidelity Advisor Growth & Income Fund Institutional Class	26,225,977	1,639,698	30,192,915	-	-
Fidelity Advisor Large Cap Fund Institutional Class	26,484,651	2,174,337	33,719,826	-	-
Fidelity Advisor Series Equity-Income Fund	33,840,493	59,240,079	6,816,129	955,249	92,017,234
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	7,498,583	61,946,386	6,057,931	377,174	69,043,002
Fidelity Advisor Series Growth Opportunities Fund	-	44,146,520	2,410,919	16,689	44,570,967
Fidelity Advisor Series Opportunistic Insights Fund	23,924,742	10,510,254	4,288,257	-	36,968,854
Fidelity Advisor Series Small Cap Fund	-	24,932,788	1,383,100	18,461	24,868,661
Fidelity Advisor Series Stock Selector Large Cap Value Fund	34,081,404	29,180,551	6,366,718	481,792	61,634,290
Fidelity Advisor Small Cap Fund Institutional Class	20,231,800	2,039,669	25,646,907	-	-
Fidelity Series 100 Index Fund	8,202,815	17,974,279	2,165,852	238,083	25,916,855
Fidelity Series 1000 Value Index Fund	-	10,333,053	496,642	39,017	10,451,384
Fidelity Series All-Sector Equity Fund	65,230,846	14,564,123	26,693,147	508,667	60,641,247
Fidelity Series Commodity Strategy Fund	62,055,569	14,939,403	63,503,733	-	7,707,162
Fidelity Series Emerging Markets Debt Fund	4,719,827	1,804,514	575,480	272,751	5,634,570
Fidelity Series Emerging Markets Fund	32,667,017	17,843,966	4,958,570	443,251	46,752,364
Fidelity Series Floating Rate High Income Fund	496,860	400,761	104,395	29,812	780,777
Fidelity Series High Income Fund	61,428,717	18,129,448	25,178,864	3,293,846	54,792,146
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 53,789,744	$ 24,586,319	$ 7,702,439	$ 509,600	$ 77,850,676
Fidelity Series International Small Cap Fund	10,942,294	6,446,759	1,720,170	118,908	17,948,594
Fidelity Series International Value Fund	53,369,497	25,453,746	7,976,423	1,510,423	78,466,476
Fidelity Series Investment Grade Bond Fund	23,478,771	11,148,679	16,429,803	550,699	17,488,007
Fidelity Series Large Cap Value Fund	37,173,024	24,339,210	55,549,714	565,977	-
Fidelity Series Real Estate Equity Fund	5,424,779	2,027,969	692,041	89,041	6,758,383
Fidelity Series Real Estate Income Fund	2,040,650	2,271,671	326,652	160,677	3,944,361
Fidelity Series Small Cap Opportunities Fund	23,559,633	9,956,241	5,501,195	6,570	30,650,952
Total	$ 666,063,567	$ 445,697,028	$ 356,249,201	$ 10,186,687	$ 825,954,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $702,893,864) - See accompanying schedule		$ 825,954,755
Receivable for investments sold		839,132
Receivable for fund shares sold		1,480,798
Receivable from affiliate for expense reductions		138
Total assets		828,274,823

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	4,368
Payable for fund shares redeemed	2,315,524
Distribution and service plan fees payable	152,406
Total liabilities		2,472,300

Net Assets		$ 825,802,523
Net Assets consist of:
Paid in capital		$ 679,503,212
Undistributed net investment income		513,822
Accumulated undistributed net realized gain (loss) on investments		22,724,598
Net unrealized appreciation (depreciation) on investments		123,060,891
Net Assets		$ 825,802,523

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($401,588,853 ÷ 35,726,645 shares)		$ 11.24

Maximum offering price per share (100/94.25 of $11.24)		$ 11.93
Class T: Net Asset Value and redemption price per share ($115,391,221 ÷ 10,301,653 shares)		$ 11.20

Maximum offering price per share (100/96.50 of $11.20)		$ 11.61
Class B: Net Asset Value and offering price per share ($5,038,330 ÷ 451,995 shares)A		$ 11.15

Class C: Net Asset Value and offering price per share ($21,189,620 ÷ 1,902,887 shares)A		$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($282,594,499 ÷ 25,011,300 shares)		$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 10,186,687

Expenses
Distribution and service plan fees	$ 1,721,051
Independent trustees' compensation	2,811
Total expenses before reductions	1,723,862
Expense reductions	(2,811)	1,721,051
Net investment income (loss)		8,465,636
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,606,531
Capital gain distributions from underlying funds	26,530,156
Total net realized gain (loss)		48,136,687
Change in net unrealized appreciation (depreciation) on underlying funds		48,837,052
Net gain (loss)		96,973,739
Net increase (decrease) in net assets resulting from operations		$ 105,439,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,465,636	$ 8,705,827
Net realized gain (loss)	48,136,687	15,586,075
Change in net unrealized appreciation (depreciation)	48,837,052	35,894,143
Net increase (decrease) in net assets resulting from operations	105,439,375	60,186,045
Distributions to shareholders from net investment income	(8,609,427)	(8,370,984)
Distributions to shareholders from net realized gain	(37,277,454)	(2,615,729)
Total distributions	(45,886,881)	(10,986,713)
Share transactions - net increase (decrease)	100,312,280	126,263,908
Total increase (decrease) in net assets	159,864,774	175,463,240

Net Assets
Beginning of period	665,937,749	490,474,509
End of period (including undistributed net investment income of $513,822 and undistributed net investment income of $657,613, respectively)	$ 825,802,523	$ 665,937,749

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Income from Investment Operations
Net investment income (loss)C	.12	.15	.12	.11	.11
Net realized and unrealized gain (loss)	1.40	.82	(.17)	1.34	3.05
Total from investment operations	1.52	.97	(.05)	1.45	3.16
Distributions from net investment income	(.12)	(.14)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.67)	(.19)	(.27)	(.18) F	(.17)
Net asset value, end of period	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66
Total Return A,B	14.91%	10.23%	(.22)%	16.99%	55.94%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.56%	1.32%	1.23%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,589	$ 352,814	$ 280,478	$ 220,549	$ 137,716
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Income from Investment Operations
Net investment income (loss) C	.09	.13	.10	.09	.09
Net realized and unrealized gain (loss)	1.39	.81	(.17)	1.33	3.05
Total from investment operations	1.48	.94	(.07)	1.42	3.14
Distributions from net investment income	(.10)	(.12)	(.09)	(.09)	(.09)
Distributions from net realized gain	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.64) H	(.16) G	(.25)	(.16) F	(.16)
Net asset value, end of period	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64
Total Return A,B	14.61%	9.99%	(.48)%	16.66%	55.57%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.31%	1.07%	.98%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,391	$ 89,196	$ 64,512	$ 61,195	$ 46,449
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

H Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Income from Investment Operations
Net investment income (loss) C	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	1.38	.81	(.17)	1.34	3.03
Total from investment operations	1.42	.89	(.12)	1.38	3.08
Distributions from net investment income	(.05)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.58) G	(.12) F	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60
Total Return A,B	14.06%	9.47%	(1.06)%	16.16%	54.72%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,038	$ 5,532	$ 5,643	$ 6,704	$ 5,847
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

G Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Income from Investment Operations
Net investment income (loss) C	.04	.08	.05	.04	.05
Net realized and unrealized gain (loss)	1.38	.82	(.18)	1.34	3.05
Total from investment operations	1.42	.90	(.13)	1.38	3.10
Distributions from net investment income	(.06)	(.08)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.54)	(.05)	(.15)	(.07)	(.07)
Total distributions	(.59) F	(.13)	(.20)	(.12)	(.12)
Net asset value, end of period	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61
Total Return A,B	14.06%	9.53%	(1.08)%	16.16%	55.15%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.81%	.57%	.48%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,190	$ 16,188	$ 13,344	$ 12,014	$ 9,646
Portfolio turnover rate D	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Income from Investment Operations
Net investment income (loss) B	.15	.18	.15	.13	.13
Net realized and unrealized gain (loss)	1.40	.82	(.18)	1.34	3.08
Total from investment operations	1.55	1.00	(.03)	1.47	3.21
Distributions from net investment income	(.15)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.55)	(.05)	(.16)	(.08)	(.07)
Total distributions	(.69) G	(.21)	(.29)	(.20) F	(.19)
Net asset value, end of period	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70
Total Return A	15.20%	10.55%	.02%	17.17%	56.66%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.81%	1.57%	1.48%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,594	$ 202,208	$ 126,497	$ 62,785	$ 40,214
Portfolio turnover rate C	47%	28%	12%	36%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

G Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	7.9
Fidelity Advisor Series Equity-Income Fund	11.4	5.3
Fidelity Advisor Series Growth & Income Fund	8.4	5.2
Fidelity Advisor Series Growth Opportunities Fund	5.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	4.9	4.1
Fidelity Advisor Series Small Cap Fund	3.1	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	5.3
Fidelity Series 100 Index Fund	3.2	1.3
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.1	9.9
Fidelity Series Commodity Strategy Fund	0.9	9.5
Fidelity Series Real Estate Equity Fund	1.0	0.8
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
Fidelity Advisor Large Cap Fund Institutional Class	0.0	4.0
Fidelity Advisor Small Cap Fund Institutional Class	0.0	3.1
Fidelity Series Large Cap Value Fund	0.0	5.5
	63.3	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.4
Fidelity Series International Growth Fund	9.5	8.7
Fidelity Series International Small Cap Fund	2.3	1.8
Fidelity Series International Value Fund	9.5	8.6
	26.9	24.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund *	0.0	0.0
Fidelity Series High Income Fund	6.6	9.1
Fidelity Series Investment Grade Bond Fund	2.2	0.1
Fidelity Series Real Estate Income Fund	0.3	0.2
	9.8	10.0
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds **	63.3%
International Equity Funds	26.9%
Bond Funds	9.8%

Six months ago
Domestic Equity Funds**	65.5%
International Equity Funds	24.5%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Equity Growth Fund Institutional Class (a)(b)	95,818	$ 8,880,395
Fidelity Advisor Series Equity-Income Fund (b)	1,427,043	17,895,119
Fidelity Advisor Series Growth & Income Fund (b)	1,011,064	13,265,158
Fidelity Advisor Series Growth Opportunities Fund (b)	751,547	8,026,517
Fidelity Advisor Series Opportunistic Insights Fund (b)	552,716	7,732,493
Fidelity Advisor Series Small Cap Fund (b)	459,454	4,851,837
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	936,121	11,851,287
Fidelity Series 100 Index Fund (b)	411,404	5,006,785
Fidelity Series 1000 Value Index Fund (b)	190,028	2,029,502
Fidelity Series All-Sector Equity Fund (b)	789,795	11,151,907
Fidelity Series Commodity Strategy Fund (a)(b)	173,632	1,467,193
Fidelity Series Real Estate Equity Fund (b)	124,732	1,611,534
Fidelity Series Small Cap Opportunities Fund (b)	433,190	5,878,390
TOTAL DOMESTIC EQUITY FUNDS (Cost $90,932,040)		99,648,117
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	514,722	8,827,477
Fidelity Series International Growth Fund (b)	1,052,128	14,898,127

	Shares	Value
Fidelity Series International Small Cap Fund (b)	220,028	$ 3,562,259
Fidelity Series International Value Fund (b)	1,349,466	15,006,060
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,728,279)		42,293,923
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund (b)	105,324	1,074,301
Fidelity Series Floating Rate High Income Fund (b)	1,541	16,117
Fidelity Series High Income Fund (b)	984,469	10,425,524
Fidelity Series Investment Grade Bond Fund (b)	308,691	3,475,861
Fidelity Series Real Estate Income Fund (b)	37,553	423,596
TOTAL BOND FUNDS (Cost $15,119,372)		15,415,399
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $144,779,691)		157,357,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,143)
NET ASSETS - 100%		$ 157,331,296
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 4,717,573	$ 5,045,565	$ 2,789,204	$ -	$ 8,880,395
Fidelity Advisor Growth & Income Fund Institutional Class	2,595,183	971,502	3,818,648	-	-
Fidelity Advisor Large Cap Fund Institutional Class	2,597,322	1,558,537	4,798,398	-	-
Fidelity Advisor Series Equity-Income Fund	2,664,286	15,141,536	808,989	130,240	17,895,119
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	597,982	12,496,932	696,180	60,373	13,265,158
Fidelity Advisor Series Growth Opportunities Fund	-	7,807,695	219,353	2,588	8,026,517
Fidelity Advisor Series Opportunistic Insights Fund	1,895,518	5,370,707	464,629	-	7,732,493
Fidelity Advisor Series Small Cap Fund	-	4,747,884	124,733	2,908	4,851,837
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,677,427	9,178,962	658,443	74,248	11,851,287
Fidelity Advisor Small Cap Fund Institutional Class	1,939,859	1,335,542	3,707,829	-	-
Fidelity Series 100 Index Fund	873,917	4,049,808	217,843	35,883	5,006,785
Fidelity Series 1000 Value Index Fund	-	1,962,994	44,774	6,523	2,029,502
Fidelity Series All-Sector Equity Fund	6,287,353	7,141,979	3,149,208	80,017	11,151,907
Fidelity Series Commodity Strategy Fund	5,784,182	5,669,442	9,307,025	-	1,467,193
Fidelity Series Emerging Markets Debt Fund	356,627	796,137	52,926	36,434	1,074,301
Fidelity Series Emerging Markets Fund	3,113,335	5,967,475	489,081	65,572	8,827,477
Fidelity Series Floating Rate High Income Fund	1,943	15,386	1,039	393	16,117
Fidelity Series High Income Fund	5,468,666	8,311,036	3,474,784	455,133	10,425,524
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 5,007,955	$ 9,651,096	$ 806,168	$ 80,244	$ 14,898,127
Fidelity Series International Small Cap Fund	1,011,976	2,395,228	178,896	20,810	3,562,259
Fidelity Series International Value Fund	4,963,040	9,816,201	807,650	240,495	15,006,060
Fidelity Series Investment Grade Bond Fund	68,328	3,578,710	183,941	31,134	3,475,861
Fidelity Series Large Cap Value Fund	3,698,707	5,608,444	8,219,945	89,457	-
Fidelity Series Real Estate Equity Fund	544,808	1,128,956	92,828	14,508	1,611,534
Fidelity Series Real Estate Income Fund	134,922	316,097	24,155	14,390	423,596
Fidelity Series Small Cap Opportunities Fund	2,255,121	3,955,933	689,440	1,037	5,878,390
Total	$ 59,256,030	$ 134,019,784	$ 45,826,109	$ 1,442,387	$ 157,357,439
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $144,779,691) - See accompanying schedule		$ 157,357,439
Receivable for investments sold		16,444
Receivable for fund shares sold		736,554
Receivable from affiliate for expense reductions		88
Total assets		158,110,525

Liabilities
Payable for investments purchased	$ 250,390
Payable for fund shares redeemed	502,578
Distribution and service plan fees payable	26,261
Total liabilities		779,229

Net Assets		$ 157,331,296
Net Assets consist of:
Paid in capital		$ 142,593,135
Undistributed net investment income		94,984
Accumulated undistributed net realized gain (loss) on investments		2,065,429
Net unrealized appreciation (depreciation) on investments		12,577,748
Net Assets		$ 157,331,296

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,217,040 ÷ 6,937,887 shares)		$ 11.71

Maximum offering price per share (100/94.25 of $11.71)		$ 12.42
Class T: Net Asset Value and redemption price per share ($19,133,789 ÷ 1,638,059 shares)		$ 11.68

Maximum offering price per share (100/96.50 of $11.68)		$ 12.10
Class C: Net Asset Value and offering price per share ($2,490,824 ÷ 213,064 shares)A		$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,489,643 ÷ 4,641,179 shares)		$ 11.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 1,442,387

Expenses
Distribution and service plan fees	$ 223,426
Independent trustees' compensation	374
Total expenses before reductions	223,800
Expense reductions	(374)	223,426
Net investment income (loss)		1,218,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	523,476
Capital gain distributions from underlying funds	4,225,946
Total net realized gain (loss)		4,749,422
Change in net unrealized appreciation (depreciation) on underlying funds		9,384,388
Net gain (loss)		14,133,810
Net increase (decrease) in net assets resulting from operations		$ 15,352,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,218,961	$ 516,037
Net realized gain (loss)	4,749,422	755,707
Change in net unrealized appreciation (depreciation)	9,384,388	3,283,912
Net increase (decrease) in net assets resulting from operations	15,352,771	4,555,656
Distributions to shareholders from net investment income	(1,169,063)	(473,172)
Distributions to shareholders from net realized gain	(3,355,879)	(129,809)
Total distributions	(4,524,942)	(602,981)
Share transactions - net increase (decrease)	87,257,338	47,565,310
Total increase (decrease) in net assets	98,085,167	51,517,985

Net Assets
Beginning of period	59,246,129	7,728,144
End of period (including undistributed net investment income of $94,984 and undistributed net investment income of $45,086, respectively)	$ 157,331,296	$ 59,246,129

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.18	.11
Net realized and unrealized gain (loss)	1.49	.83	(.11)
Total from investment operations	1.61	1.01	-
Distributions from net investment income	(.11)	(.13)	(.11)
Distributions from net realized gain	(.36)	(.07)	(.15)
Total distributions	(.46) J	(.20)	(.25) I
Net asset value, end of period	$ 11.71	$ 10.56	$ 9.75
Total Return B, C, D	15.45%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.11%	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,217	$ 32,476	$ 2,655
Portfolio turnover rate F	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.09
Net realized and unrealized gain (loss)	1.47	.82	(.10)
Total from investment operations	1.57	.98	(.01)
Distributions from net investment income	(.09)	(.11)	(.09)
Distributions from net realized gain	(.36)	(.07)	(.15)
Total distributions	(.44) I	(.18)	(.24)
Net asset value, end of period	$ 11.68	$ 10.55	$ 9.75
Total Return B, C, D	15.07%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	.86%	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,134	$ 7,239	$ 1,444
Portfolio turnover rate F	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.05
Net realized and unrealized gain (loss)	1.47	.83	(.10)
Total from investment operations	1.51	.93	(.05)
Distributions from net investment income	(.05)	(.03)	(.06)
Distributions from net realized gain	(.35)	(.07)	(.15)
Total distributions	(.39) I	(.10)	(.21)
Net asset value, end of period	$ 11.69	$ 10.57	$ 9.74
Total Return B, C, D	14.46%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.36%	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,491	$ 1,094	$ 1,127
Portfolio turnover rate F	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.21	.13
Net realized and unrealized gain (loss)	1.48	.83	(.11)
Total from investment operations	1.63	1.04	.02
Distributions from net investment income	(.13)	(.14)	(.12)
Distributions from net realized gain	(.36)	(.07)	(.15)
Total distributions	(.48) J	(.21)	(.26) I
Net asset value, end of period	$ 11.74	$ 10.59	$ 9.76
Total Return B, C	15.61%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.36%	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,490	$ 18,438	$ 2,503
Portfolio turnover rate E	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 273,472,304	$ 17,984,557	$ (1,203,201)	$ 16,781,356
Advisor Freedom 2005	271,942,847	23,824,421	(1,165,964)	22,658,457
Advisor Freedom 2010	780,164,124	84,021,308	(4,342,578)	79,678,730
Advisor Freedom 2015	1,688,846,755	210,137,580	(8,793,974)	201,343,606
Advisor Freedom 2020	3,029,180,449	380,762,379	(20,013,115)	360,749,264
Advisor Freedom 2025	2,850,331,291	415,095,746	(15,592,963)	399,502,783
Advisor Freedom 2030	2,806,754,218	437,657,908	(6,093,744)	431,564,164
Advisor Freedom 2035	2,041,169,527	349,182,835	(3,812,926)	345,369,909
Advisor Freedom 2040	1,965,339,418	331,308,663	(3,727,885)	327,580,778
Advisor Freedom 2045	979,594,916	164,769,390	(2,014,706)	162,754,684
Advisor Freedom 2050	704,111,147	123,486,941	(1,643,333)	121,843,608
Advisor Freedom 2055	144,875,900	12,703,169	(221,630)	12,481,539

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 588,439	$ 4,509,417	$ 16,781,356
Advisor Freedom 2005	1,178,665	3,778,896	22,658,457
Advisor Freedom 2010	3,558,546	13,115,871	79,678,730
Advisor Freedom 2015	7,185,151	32,543,917	201,343,606
Advisor Freedom 2020	10,683,907	49,873,206	360,749,264
Advisor Freedom 2025	10,166,591	48,065,293	399,502,783
Advisor Freedom 2030	6,711,392	35,391,213	431,564,164
Advisor Freedom 2035	3,732,787	31,898,391	345,369,909
Advisor Freedom 2040	4,341,858	29,121,846	327,580,778
Advisor Freedom 2045	2,448,411	29,948,375	162,754,684
Advisor Freedom 2050	1,816,262	22,639,441	121,843,608
Advisor Freedom 2055	237,703	2,018,921	12,481,539

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,477,302	$ 5,822,554	$ 11,299,856
Advisor Freedom 2005	6,110,862	4,640,048	10,750,910
Advisor Freedom 2010	20,888,700	17,590,764	38,479,464
Advisor Freedom 2015	46,628,978	50,615,076	97,244,054
Advisor Freedom 2020	83,459,191	92,532,796	175,991,987
Advisor Freedom 2025	83,535,739	107,472,852	191,008,591
Advisor Freedom 2030	90,111,149	98,991,029	189,102,178
Advisor Freedom 2035	67,580,156	91,022,780	158,602,936
Advisor Freedom 2040	63,483,756	87,121,446	150,605,202
Advisor Freedom 2045	29,992,159	32,086,750	62,078,909
Advisor Freedom 2050	21,768,582	24,118,299	45,886,881
Advisor Freedom 2055	3,373,590	1,151,352	4,524,942
March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,414,666	$ 1,914,942	$ 7,329,608
Advisor Freedom 2005	5,136,657	-	5,136,657
Advisor Freedom 2010	18,067,071	-	18,067,071
Advisor Freedom 2015	38,253,485	-	38,253,485
Advisor Freedom 2020	62,726,354	-	62,726,354
Advisor Freedom 2025	53,196,385	-	53,196,385
Advisor Freedom 2030	53,839,930	-	53,839,930
Advisor Freedom 2035	32,750,670	-	32,750,670
Advisor Freedom 2040	31,788,840	-	31,788,840
Advisor Freedom 2045	13,679,345	8,878,964	22,558,309
Advisor Freedom 2050	9,440,533	1,546,180	10,986,713
Advisor Freedom 2055	507,335	95,646	602,981

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	110,509,515	151,567,737
Advisor Freedom 2005	148,186,659	173,196,772
Advisor Freedom 2010	348,234,361	437,392,945
Advisor Freedom 2015	714,475,216	880,329,776
Advisor Freedom 2020	1,333,645,638	1,410,087,965
Advisor Freedom 2025	1,390,936,523	1,269,494,795
Advisor Freedom 2030	1,692,685,499	1,641,265,374
Advisor Freedom 2035	1,192,747,948	1,085,931,376
Advisor Freedom 2040	1,105,213,292	1,025,009,478
Advisor Freedom 2045	614,644,074	474,275,065
Advisor Freedom 2050	445,697,028	356,249,201
Advisor Freedom 2055	134,019,784	45,826,109

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 411,081	$ 17,600
Class T	.25%	.25%	260,333	605
Class B	.75%	.25%	19,512	14,917
Class C	.75%	.25%	160,227	21,088
			$ 851,153	$ 54,210
Advisor Freedom 2005
Class A	-%	.25%	$ 486,370	$ 50,064
Class T	.25%	.25%	142,834	274
Class B	.75%	.25%	11,432	8,644
Class C	.75%	.25%	89,355	7,517
			$ 729,991	$ 66,499
Advisor Freedom 2010
Class A	-%	.25%	$ 1,306,630	$ 119,231
Class T	.25%	.25%	642,541	5,572
Class B	.75%	.25%	50,296	38,259
Class C	.75%	.25%	375,479	29,316
			$ 2,374,946	$ 192,378
Advisor Freedom 2015
Class A	-%	.25%	$ 2,852,486	$ 242,558
Class T	.25%	.25%	1,143,706	4,608
Class B	.75%	.25%	145,496	109,696
Class C	.75%	.25%	733,938	82,620
			$ 4,875,626	$ 493,482
Advisor Freedom 2020
Class A	-%	.25%	$ 4,838,060	$ 400,052
Class T	.25%	.25%	2,263,839	3,354
Class B	.75%	.25%	280,529	212,663
Class C	.75%	.25%	1,070,976	119,710
			$ 8,453,404	$ 735,779
Advisor Freedom 2025
Class A	-%	.25%	$ 4,668,339	$ 453,058
Class T	.25%	.25%	1,795,218	1,897
Class B	.75%	.25%	201,805	152,720
Class C	.75%	.25%	816,338	101,623
			$ 7,481,700	$ 709,298
Advisor Freedom 2030
Class A	-%	.25%	$ 4,446,177	$ 355,830
Class T	.25%	.25%	2,107,866	907
Class B	.75%	.25%	241,199	182,957
Class C	.75%	.25%	806,573	97,813
			$ 7,601,815	$ 637,507

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,303,549	$ 291,185
Class T	.25%	.25%	1,240,867	235
Class B	.75%	.25%	162,173	122,775
Class C	.75%	.25%	485,172	61,185
			$ 5,191,761	$ 475,380
Advisor Freedom 2040
Class A	-%	.25%	$ 2,966,869	$ 214,631
Class T	.25%	.25%	1,574,773	5,726
Class B	.75%	.25%	210,815	159,630
Class C	.75%	.25%	673,853	76,469
			$ 5,426,310	$ 456,456
Advisor Freedom 2045
Class A	-%	.25%	$ 1,439,795	$ 124,462
Class T	.25%	.25%	559,889	-
Class B	.75%	.25%	36,233	27,325
Class C	.75%	.25%	159,334	33,316
			$ 2,195,251	$ 185,103
Advisor Freedom 2050
Class A	-%	.25%	$ 959,769	$ 52,468
Class T	.25%	.25%	519,165	-
Class B	.75%	.25%	54,183	40,733
Class C	.75%	.25%	187,934	30,843
			$ 1,721,051	$ 124,044
Advisor Freedom 2055
Class A	-%	.25%	$ 141,577	$ 13,490
Class T	.25%	.25%	64,941	-
Class C	.75%	.25%	16,908	9,926
			$ 223,426	$ 23,416

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 8,876
Class T	2,378
Class B*	5,260
Class C*	2,266
$ 18,780
Advisor Freedom 2005
Class A	$ 4,169
Class T	1,008
Class B*	514
Class C*	350
$ 6,041
Advisor Freedom 2010
Class A	$ 14,676
Class T	6,739
Class B*	6,896
Class C*	2,672
$ 30,983

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 36,442
Class T	15,460
Class B*	9,407
Class C*	4,023
$ 65,332
Advisor Freedom 2020
Class A	$ 87,581
Class T	37,238
Class B*	23,902
Class C*	9,422
$ 158,143
Advisor Freedom 2025
Class A	$ 169,702
Class T	39,977
Class B*	19,120
Class C*	8,558
$ 237,357
Advisor Freedom 2030
Class A	$ 85,166
Class T	39,549
Class B*	13,021
Class C*	11,061
$ 148,797
Advisor Freedom 2035
Class A	$ 62,340
Class T	36,446
Class B*	7,998
Class C*	8,335
$ 115,119
Advisor Freedom 2040
Class A	$ 83,127
Class T	39,019
Class B*	17,214
Class C*	9,948
$ 149,308
Advisor Freedom 2045
Class A	$ 35,303
Class T	18,653
Class B*	3,171
Class C*	4,978
$ 62,105
Advisor Freedom 2050
Class A	$ 32,502
Class T	12,639
Class B*	5,631
Class C*	5,659
$ 56,431
Advisor Freedom 2055
Class A	$ 11,286
Class T	7,346
Class C*	466
$ 19,098

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Equity Growth Fund Institutional Class, Fidelity Advisor Growth & Income Fund Institutional Class, Fidelity Advisor Large Cap Fund Institutional Class, Fidelity Advisor Small Cap Fund Institutional Class, Fidelity Series All-Sector Equity Fund, Fidelity Series Large Cap Value Fund ("selected Underlying Funds") for investments, including accrued interest, and non-taxable exchanges of those investments for shares of Fidelity Advisor Series Equity-Income Fund, Fidelity Series 1000 Value Index Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Series Large Cap Value Fund, Fidelity Advisor Series Growth Opportunities Fund and Fidelity Advisor Series Growth & Income Fund all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments, including accrued interest, reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$ 15,623,622	$ 4,478,952
Advisor Freedom 2005	24,289,541	5,021,212
Advisor Freedom 2010	102,067,968	17,460,023
Advisor Freedom 2015	231,296,554	39,005,204
Advisor Freedom 2020	429,704,080	70,205,011
Advisor Freedom 2025	489,340,391	67,376,784
Advisor Freedom 2030	517,397,965	72,571,695
Advisor Freedom 2035	431,841,119	54,288,535
Advisor Freedom 2040	427,611,864	49,969,582
Advisor Freedom 2045	210,601,404	43,255,758
Advisor Freedom 2050	153,808,872	32,952,426
Advisor Freedom 2055	23,353,309	1,318,830

5. Expense Reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 632
Class T	.50%	200
Class B	1.00%	7
Class C	1.00%	61
Institutional Class	.00%	288
Advisor Freedom 2005
Class A	.25%	742
Class T	.50%	109
Class B	1.00%	4
Class C	1.00%	34
Institutional Class	.00%	266
Advisor Freedom 2010
Class A	.25%	1,995
Class T	.50%	490
Class B	1.00%	19
Class C	1.00%	143
Institutional Class	.00%	763
Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2015
Class A	.25%	$ 4,352
Class T	.50%	872
Class B	1.00%	55
Class C	1.00%	280
Institutional Class	.00%	1,810
Advisor Freedom 2020
Class A	.25%	7,338
Class T	.50%	1,717
Class B	1.00%	106
Class C	1.00%	407
Institutional Class	.00%	3,096
Advisor Freedom 2025
Class A	.25%	7,036
Class T	.50%	1,353
Class B	1.00%	76
Class C	1.00%	308
Institutional Class	.00%	2,878
Advisor Freedom 2030
Class A	.25%	6,710
Class T	.50%	1,591
Class B	1.00%	91
Class C	1.00%	305
Institutional Class	.00%	2,979
Advisor Freedom 2035
Class A	.25%	4,969
Class T	.50%	933
Class B	1.00%	61
Class C	1.00%	182
Institutional Class	.00%	2,302
Advisor Freedom 2040
Class A	.25%	4,465
Class T	.50%	1,186
Class B	1.00%	79
Class C	1.00%	254
Institutional Class	.00%	2,182
Advisor Freedom 2045
Class A	.25%	2,150
Class T	.50%	418
Class B	1.00%	13
Class C	1.00%	59
Institutional Class	.00%	1,201
Advisor Freedom 2050
Class A	.25%	1,436
Class T	.50%	388
Class B	1.00%	20
Class C	1.00%	70
Institutional Class	.00%	897

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	.25%	$ 200
Class T	.50%	46
Class C	1.00%	6
Institutional Class	.00%	122

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014	2013
Advisor Freedom Income
From net investment income
Class A	$ 1,766,405	$ 1,869,112
Class T	429,308	433,735
Class B	5,610	9,453
Class C	53,835	61,486
Institutional Class	983,323	900,709
Total	$ 3,238,481	$ 3,274,495
From net realized gain
Class A	$ 4,306,389	$ 2,240,481
Class T	1,357,064	669,554
Class B	51,287	32,437
Class C	416,779	210,904
Institutional Class	1,929,856	901,737
Total	$ 8,061,375	$ 4,055,113
Advisor Freedom 2005
From net investment income
Class A	$ 1,934,390	$ 2,280,196
Class T	244,035	219,973
Class B	3,650	4,601
Class C	32,429	31,434
Institutional Class	835,850	820,798
Total	$ 3,050,354	$ 3,357,002
From net realized gain
Class A	$ 4,953,300	$ 1,208,263
Class T	765,045	146,502
Class B	29,817	8,377
Class C	234,996	47,485
Institutional Class	1,717,398	369,028
Total	$ 7,700,556	$ 1,779,655
Advisor Freedom 2010
From net investment income
Class A	$ 5,617,013	$ 7,248,480
Class T	1,081,956	1,357,322
Class B	11,082	35,114
Class C	138,094	221,866
Institutional Class	2,663,216	2,901,048
Total	$ 9,511,361	$ 11,763,830

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2014	2013
Advisor Freedom 2010
From net realized gain
Class A	$ 16,966,458	$ 3,797,581
Class T	4,171,832	877,542
Class B	159,058	49,505
Class C	1,212,875	264,617
Institutional Class	6,457,880	1,313,996
Total	$ 28,968,103	$ 6,303,241
Advisor Freedom 2015
From net investment income
Class A	$ 12,813,208	$ 15,443,272
Class T	2,012,565	2,370,199
Class B	47,108	95,446
Class C	333,834	437,291
Institutional Class	6,573,771	6,470,240
Total	$ 21,780,486	$ 24,816,448
From net realized gain
Class A	$ 44,722,592	$ 8,264,610
Class T	8,884,016	1,548,591
Class B	568,951	133,932
Class C	2,861,846	514,113
Institutional Class	18,426,163	2,975,791
Total	$ 75,463,568	$ 13,437,037
Advisor Freedom 2020
From net investment income
Class A	$ 22,719,462	$ 26,237,034
Class T	4,214,567	4,698,779
Class B	101,181	207,668
Class C	534,801	650,444
Institutional Class	11,465,857	10,832,707
Total	$ 39,035,868	$ 42,626,632
From net realized gain
Class A	$ 80,113,960	$ 12,221,481
Class T	18,426,540	2,642,164
Class B	1,172,886	229,820
Class C	4,359,115	642,700
Institutional Class	32,883,618	4,363,557
Total	$ 136,956,119	$ 20,099,722
Advisor Freedom 2025
From net investment income
Class A	$ 22,477,566	$ 24,790,567
Class T	3,528,131	3,595,303
Class B	84,463	163,792
Class C	457,022	561,745
Institutional Class	11,073,746	9,737,534
Total	$ 37,620,928	$ 38,848,941
From net realized gain
Class A	$ 93,759,806	$ 9,143,726
Class T	17,601,291	1,563,144
Class B	1,050,076	130,245
Class C	4,011,074	386,200
Institutional Class	36,965,416	3,124,129
Total	$ 153,387,663	$ 14,347,444

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2014	2013
Advisor Freedom 2030
From net investment income
Class A	$ 22,820,261	$ 24,782,410
Class T	4,478,364	4,552,485
Class B	122,601	210,414
Class C	511,433	585,019
Institutional Class	12,079,384	10,634,898
Total	$ 40,012,043	$ 40,765,226
From net realized gain
Class A	$ 86,607,833	$ 7,915,192
Class T	20,188,786	1,715,030
Class B	1,192,790	137,323
Class C	3,878,775	342,181
Institutional Class	37,221,951	2,964,978
Total	$ 149,090,135	$ 13,074,704
Advisor Freedom 2035
From net investment income
Class A	$ 15,154,993	$ 16,875,467
Class T	2,367,982	2,349,822
Class B	70,000	135,304
Class C	268,078	332,280
Institutional Class	8,554,224	7,474,365
Total	$ 26,415,277	$ 27,167,238
From net realized gain
Class A	$ 78,751,944	$ 3,487,770
Class T	14,374,167	574,019
Class B	1,007,862	55,352
Class C	2,858,485	122,062
Institutional Class	35,195,201	1,344,229
Total	$ 132,187,659	$ 5,583,432
Advisor Freedom 2040
From net investment income
Class A	$ 13,352,673	$ 15,416,805
Class T	2,834,561	3,246,224
Class B	78,732	187,384
Class C	342,692	477,964
Institutional Class	7,969,592	7,173,233
Total	$ 24,578,250	$ 26,501,610
From net realized gain
Class A	$ 69,904,502	$ 3,045,286
Class T	18,244,340	769,855
Class B	1,302,421	73,757
Class C	3,941,198	168,492
Institutional Class	32,634,491	1,229,840
Total	$ 126,026,952	$ 5,287,230
Advisor Freedom 2045
From net investment income
Class A	$ 6,527,056	$ 6,957,403
Class T	1,043,078	988,121
Class B	16,381	27,566
Class C	85,939	101,775
Institutional Class	4,405,855	3,609,466
Total	$ 12,078,309	$ 11,684,331

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2014	2013
Advisor Freedom 2045
From net realized gain
Class A	$ 28,311,703	$ 6,744,595
Class T	5,432,484	1,044,959
Class B	177,930	57,582
Class C	768,912	162,607
Institutional Class	15,309,571	2,864,235
Total	$ 50,000,600	$ 10,873,978
Advisor Freedom 2050
From net investment income
Class A	$ 4,293,626	$ 4,634,192
Class T	948,674	923,527
Class B	22,749	42,092
Class C	101,098	123,643
Institutional Class	3,243,280	2,647,530
Total	$ 8,609,427	$ 8,370,984
From net realized gain
Class A	$ 19,244,490	$ 1,465,892
Class T	5,189,025	345,032
Class B	268,767	25,867
Class C	927,947	67,326
Institutional Class	11,647,225	711,612
Total	$ 37,277,454	$ 2,615,729
Advisor Freedom 2055
From net investment income
Class A	$ 616,684	$ 273,976
Class T	116,529	55,233
Class C	8,049	2,070
Institutional Class	427,801	141,893
Total	$ 1,169,063	$ 473,172
From net realized gain
Class A	$ 1,825,764	$ 68,154
Class T	413,891	17,814
Class C	51,905	6,257
Institutional Class	1,064,319	37,584
Total	$ 3,355,879	$ 129,809

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom Income
Class A
Shares sold	4,084,387	5,667,328	$ 45,396,706	$ 62,675,823
Reinvestment of distributions	539,600	368,047	5,992,117	4,049,319
Shares redeemed	(7,206,233)	(5,438,505)	(80,024,311)	(60,152,423)
Net increase (decrease)	(2,582,246)	596,870	$ (28,635,488)	$ 6,572,719
Class T
Shares sold	2,344,429	1,752,672	$ 26,072,453	$ 19,341,827
Reinvestment of distributions	157,567	97,192	1,748,382	1,067,874
Shares redeemed	(2,562,031)	(2,181,141)	(28,429,859)	(24,078,105)
Net increase (decrease)	(60,035)	(331,277)	$ (609,024)	$ (3,668,404)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom Income
Class B
Shares sold	2,503	13,728	$ 27,616	$ 151,709
Reinvestment of distributions	4,670	3,419	51,823	37,528
Shares redeemed	(61,802)	(75,727)	(686,727)	(836,079)
Net increase (decrease)	(54,629)	(58,580)	$ (607,288)	$ (646,842)
Class C
Shares sold	255,147	326,072	$ 2,828,803	$ 3,593,856
Reinvestment of distributions	35,486	19,976	393,433	219,246
Shares redeemed	(367,267)	(428,327)	(4,069,265)	(4,730,145)
Net increase (decrease)	(76,634)	(82,279)	$ (847,029)	$ (917,043)
Institutional Class
Shares sold	2,849,137	3,768,736	$ 31,746,378	$ 41,751,702
Reinvestment of distributions	261,319	161,577	2,907,972	1,781,582
Shares redeemed	(3,644,830)	(2,467,458)	(40,617,188)	(27,262,092)
Net increase (decrease)	(534,374)	1,462,855	$ (5,962,838)	$ 16,271,192
Advisor Freedom 2005
Class A
Shares sold	4,655,166	5,950,479	$ 55,830,174	$ 69,001,688
Reinvestment of distributions	562,432	296,966	6,741,672	3,414,979
Shares redeemed	(7,016,437)	(6,013,562)	(84,207,322)	(69,615,909)
Net increase (decrease)	(1,798,839)	233,883	$ (21,635,476)	$ 2,800,758
Class T
Shares sold	1,406,394	1,289,243	$ 16,873,346	$ 14,935,857
Reinvestment of distributions	82,906	30,601	993,902	352,432
Shares redeemed	(1,232,550)	(1,066,736)	(14,759,346)	(12,303,077)
Net increase (decrease)	256,750	253,108	$ 3,107,902	$ 2,985,212
Class B
Shares sold	14,599	652	$ 174,760	$ 7,549
Reinvestment of distributions	2,727	1,083	32,819	12,534
Shares redeemed	(27,943)	(41,276)	(335,271)	(481,200)
Net increase (decrease)	(10,617)	(39,541)	$ (127,692)	$ (461,117)
Class C
Shares sold	187,567	173,944	$ 2,241,261	$ 2,021,586
Reinvestment of distributions	20,209	6,077	242,068	70,003
Shares redeemed	(157,344)	(201,333)	(1,891,449)	(2,316,273)
Net increase (decrease)	50,432	(21,312)	$ 591,880	$ (224,684)
Institutional Class
Shares sold	2,751,622	3,014,914	$ 33,153,579	$ 35,073,813
Reinvestment of distributions	209,954	102,306	2,529,659	1,182,672
Shares redeemed	(3,334,415)	(1,314,929)	(40,249,329)	(15,314,119)
Net increase (decrease)	(372,839)	1,802,291	$ (4,566,091)	$ 20,942,366
Advisor Freedom 2010
Class A
Shares sold	10,336,177	12,708,869	$ 130,803,213	$ 153,017,064
Reinvestment of distributions	1,764,561	915,288	22,358,331	10,935,441
Shares redeemed	(16,430,945)	(16,811,351)	(208,087,550)	(202,005,316)
Net increase (decrease)	(4,330,207)	(3,187,194)	$ (54,926,006)	$ (38,052,811)
Class T
Shares sold	3,281,268	3,712,396	$ 41,296,464	$ 44,524,286
Reinvestment of distributions	410,639	183,018	5,188,315	2,182,056
Shares redeemed	(4,197,400)	(4,809,687)	(52,884,945)	(57,632,993)
Net increase (decrease)	(505,493)	(914,273)	$ (6,400,166)	$ (10,926,651)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2010
Class B
Shares sold	4,359	9,563	$ 54,665	$ 115,968
Reinvestment of distributions	12,614	6,587	159,920	78,910
Shares redeemed	(231,730)	(268,639)	(2,924,345)	(3,216,272)
Net increase (decrease)	(214,757)	(252,489)	$ (2,709,760)	$ (3,021,394)
Class C
Shares sold	447,126	499,095	$ 5,605,749	$ 5,991,309
Reinvestment of distributions	98,158	36,663	1,234,594	435,812
Shares redeemed	(794,639)	(681,672)	(9,965,133)	(8,150,135)
Net increase (decrease)	(249,355)	(145,914)	$ (3,124,790)	$ (1,723,014)
Institutional Class
Shares sold	6,363,961	7,292,808	$ 80,690,745	$ 88,270,797
Reinvestment of distributions	717,236	351,077	9,117,775	4,208,551
Shares redeemed	(8,035,471)	(5,034,949)	(102,232,872)	(60,844,334)
Net increase (decrease)	(954,274)	2,608,936	$ (12,424,352)	$ 31,635,014
Advisor Freedom 2015
Class A
Shares sold	22,489,270	28,506,295	$ 283,126,217	$ 342,099,746
Reinvestment of distributions	4,519,282	1,974,621	56,944,636	23,498,680
Shares redeemed	(37,248,204)	(28,730,020)	(469,301,306)	(344,939,129)
Net increase (decrease)	(10,239,652)	1,750,896	$ (129,230,453)	$ 20,659,297
Class T
Shares sold	6,303,601	7,048,273	$ 79,104,026	$ 84,377,992
Reinvestment of distributions	847,786	321,618	10,675,072	3,825,959
Shares redeemed	(7,736,690)	(7,173,479)	(97,285,238)	(85,670,361)
Net increase (decrease)	(585,303)	196,412	$ (7,506,140)	$ 2,533,590
Class B
Shares sold	34,014	18,918	$ 427,275	$ 230,299
Reinvestment of distributions	45,663	17,784	574,653	211,983
Shares redeemed	(526,603)	(631,455)	(6,609,199)	(7,538,504)
Net increase (decrease)	(446,926)	(594,753)	$ (5,607,271)	$ (7,096,222)
Class C
Shares sold	1,198,350	1,112,764	$ 14,962,978	$ 13,243,553
Reinvestment of distributions	236,720	73,853	2,966,039	876,636
Shares redeemed	(1,330,512)	(1,330,728)	(16,641,623)	(15,851,708)
Net increase (decrease)	104,558	(144,111)	$ 1,287,394	$ (1,731,519)
Institutional Class
Shares sold	15,218,153	16,268,843	$ 192,651,271	$ 196,562,251
Reinvestment of distributions	1,957,749	782,959	24,850,867	9,370,557
Shares redeemed	(16,707,286)	(8,997,016)	(211,582,062)	(108,722,993)
Net increase (decrease)	468,616	8,054,786	$ 5,920,076	$ 97,209,815
Advisor Freedom 2020
Class A
Shares sold	37,875,371	44,416,958	$ 499,708,170	$ 555,194,594
Reinvestment of distributions	7,715,244	3,073,389	101,833,461	38,099,250
Shares redeemed	(53,499,262)	(39,485,922)	(706,085,629)	(494,297,897)
Net increase (decrease)	(7,908,647)	8,004,425	$ (104,543,998)	$ 98,995,947
Class T
Shares sold	11,814,695	12,011,989	$ 155,626,547	$ 150,203,034
Reinvestment of distributions	1,686,654	579,475	22,276,384	7,192,079
Shares redeemed	(12,049,762)	(10,936,020)	(159,248,035)	(136,699,168)
Net increase (decrease)	1,451,587	1,655,444	$ 18,654,896	$ 20,695,945

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2020
Class B
Shares sold	30,377	23,018	$ 402,320	$ 283,038
Reinvestment of distributions	90,003	32,154	1,186,806	399,675
Shares redeemed	(879,412)	(1,019,496)	(11,576,323)	(12,664,560)
Net increase (decrease)	(759,032)	(964,324)	$ (9,987,197)	$ (11,981,847)
Class C
Shares sold	1,846,934	1,650,086	$ 24,173,360	$ 20,539,871
Reinvestment of distributions	344,681	95,759	4,527,030	1,184,544
Shares redeemed	(1,682,149)	(1,789,596)	(22,026,418)	(22,192,952)
Net increase (decrease)	509,466	(43,751)	$ 6,673,972	$ (468,537)
Institutional Class
Shares sold	24,830,823	25,904,119	$ 329,988,794	$ 326,561,698
Reinvestment of distributions	3,330,002	1,214,162	44,259,859	15,144,940
Shares redeemed	(23,073,768)	(12,665,795)	(307,011,358)	(158,809,529)
Net increase (decrease)	5,087,057	14,452,486	$ 67,237,295	$ 182,897,109
Advisor Freedom 2025
Class A
Shares sold	42,336,074	46,832,812	$ 544,836,932	$ 564,656,133
Reinvestment of distributions	8,980,977	2,817,136	115,368,644	33,682,400
Shares redeemed	(50,182,999)	(36,915,729)	(647,564,921)	(445,620,144)
Net increase (decrease)	1,134,052	12,734,219	$ 12,640,655	$ 152,718,389
Class T
Shares sold	11,279,406	10,475,315	$ 145,595,680	$ 126,787,508
Reinvestment of distributions	1,611,890	421,842	20,769,490	5,059,334
Shares redeemed	(9,292,943)	(7,029,069)	(120,291,981)	(84,713,362)
Net increase (decrease)	3,598,353	3,868,088	$ 46,073,189	$ 47,133,480
Class B
Shares sold	18,435	33,837	$ 237,832	$ 402,830
Reinvestment of distributions	83,763	22,745	1,068,884	271,803
Shares redeemed	(590,150)	(700,042)	(7,554,066)	(8,354,336)
Net increase (decrease)	(487,952)	(643,460)	$ (6,247,350)	$ (7,679,703)
Class C
Shares sold	1,737,317	1,362,294	$ 22,105,326	$ 16,242,141
Reinvestment of distributions	332,872	75,516	4,237,083	897,881
Shares redeemed	(1,198,006)	(1,133,462)	(15,248,728)	(13,531,664)
Net increase (decrease)	872,183	304,348	$ 11,093,681	$ 3,608,358
Institutional Class
Shares sold	25,761,490	24,213,764	$ 334,359,446	$ 294,374,445
Reinvestment of distributions	3,699,489	1,063,922	47,917,135	12,801,944
Shares redeemed	(20,040,038)	(10,933,983)	(260,861,013)	(132,325,157)
Net increase (decrease)	9,420,941	14,343,703	$ 121,415,568	$ 174,851,232
Advisor Freedom 2030
Class A
Shares sold	35,163,430	41,613,890	$ 479,754,505	$ 525,837,935
Reinvestment of distributions	7,936,793	2,585,181	108,270,707	32,378,742
Shares redeemed	(48,268,332)	(34,146,152)	(659,744,933)	(432,000,548)
Net increase (decrease)	(5,168,109)	10,052,919	$ (71,719,721)	$ 126,216,129
Class T
Shares sold	11,453,954	11,109,856	$ 155,598,895	$ 139,954,510
Reinvestment of distributions	1,780,942	492,157	24,245,358	6,152,559
Shares redeemed	(10,098,141)	(9,495,122)	(137,447,373)	(119,272,485)
Net increase (decrease)	3,136,755	2,106,891	$ 42,396,880	$ 26,834,584

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2030
Class B
Shares sold	19,423	20,379	$ 262,817	$ 253,313
Reinvestment of distributions	91,135	25,911	1,235,310	324,148
Shares redeemed	(640,819)	(766,318)	(8,680,850)	(9,575,940)
Net increase (decrease)	(530,261)	(720,028)	$ (7,182,723)	$ (8,998,479)
Class C
Shares sold	1,567,826	1,523,134	$ 21,161,811	$ 19,092,460
Reinvestment of distributions	306,706	69,617	4,146,937	867,428
Shares redeemed	(1,293,656)	(1,266,642)	(17,444,366)	(15,862,398)
Net increase (decrease)	580,876	326,109	$ 7,864,382	$ 4,097,490
Institutional Class
Shares sold	25,486,532	22,913,292	$ 349,828,449	$ 291,232,690
Reinvestment of distributions	3,591,064	1,079,513	49,271,553	13,569,835
Shares redeemed	(19,352,622)	(10,947,359)	(265,575,217)	(138,321,010)
Net increase (decrease)	9,724,974	13,045,446	$ 133,524,785	$ 166,481,515
Advisor Freedom 2035
Class A
Shares sold	30,839,841	34,835,056	$ 401,061,956	$ 415,484,819
Reinvestment of distributions	7,206,612	1,706,155	93,096,733	20,199,297
Shares redeemed	(37,264,321)	(27,311,897)	(486,151,077)	(326,166,700)
Net increase (decrease)	782,132	9,229,314	$ 8,007,612	$ 109,517,416
Class T
Shares sold	9,103,150	8,091,085	$ 117,542,744	$ 96,019,491
Reinvestment of distributions	1,282,500	243,254	16,509,548	2,870,268
Shares redeemed	(6,972,585)	(5,444,520)	(90,278,682)	(64,446,129)
Net increase (decrease)	3,413,065	2,889,819	$ 43,773,610	$ 34,443,630
Class B
Shares sold	17,251	11,260	$ 221,872	$ 131,688
Reinvestment of distributions	80,993	15,412	1,030,251	181,095
Shares redeemed	(437,598)	(493,168)	(5,620,878)	(5,777,414)
Net increase (decrease)	(339,354)	(466,496)	$ (4,368,755)	$ (5,464,631)
Class C
Shares sold	1,025,354	873,123	$ 13,080,890	$ 10,285,137
Reinvestment of distributions	235,491	36,956	2,998,763	433,119
Shares redeemed	(822,478)	(766,094)	(10,571,839)	(8,970,033)
Net increase (decrease)	438,367	143,985	$ 5,507,814	$ 1,748,223
Institutional Class
Shares sold	22,169,723	19,774,112	$ 290,282,504	$ 237,955,566
Reinvestment of distributions	3,355,907	738,822	43,645,383	8,780,433
Shares redeemed	(17,193,773)	(8,196,096)	(225,081,173)	(97,924,593)
Net increase (decrease)	8,331,857	12,316,838	$ 108,846,714	$ 148,811,406
Advisor Freedom 2040
Class A
Shares sold	26,414,040	28,004,111	$ 366,925,342	$ 355,673,696
Reinvestment of distributions	5,965,581	1,447,450	82,476,062	18,293,644
Shares redeemed	(33,301,232)	(22,935,436)	(464,565,679)	(292,260,264)
Net increase (decrease)	(921,611)	6,516,125	$ (15,164,275)	$ 81,707,076
Class T
Shares sold	8,535,793	7,602,047	$ 118,572,330	$ 96,328,995
Reinvestment of distributions	1,506,248	312,761	20,796,167	3,950,120
Shares redeemed	(7,718,886)	(7,559,551)	(107,319,576)	(95,678,684)
Net increase (decrease)	2,323,155	355,257	$ 32,048,921	$ 4,600,431

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2040
Class B
Shares sold	9,646	6,103	$ 131,453	$ 76,395
Reinvestment of distributions	96,072	19,509	1,308,927	245,030
Shares redeemed	(650,407)	(739,626)	(8,923,151)	(9,293,767)
Net increase (decrease)	(544,689)	(714,014)	$ (7,482,771)	$ (8,972,342)
Class C
Shares sold	1,054,739	962,998	$ 14,462,997	$ 12,120,904
Reinvestment of distributions	300,354	49,059	4,094,533	614,213
Shares redeemed	(985,080)	(901,869)	(13,520,722)	(11,261,526)
Net increase (decrease)	370,013	110,188	$ 5,036,808	$ 1,473,591
Institutional Class
Shares sold	19,251,431	16,906,391	$ 269,819,548	$ 216,610,718
Reinvestment of distributions	2,915,076	660,482	40,584,686	8,377,157
Shares redeemed	(13,782,709)	(8,263,973)	(193,585,140)	(105,030,652)
Net increase (decrease)	8,383,798	9,302,900	$ 116,819,094	$ 119,957,223
Advisor Freedom 2045
Class A
Shares sold	21,813,137	22,348,428	$ 237,123,868	$ 218,037,471
Reinvestment of distributions	3,161,418	1,428,096	34,584,656	13,620,503
Shares redeemed	(21,252,864)	(14,594,828)	(231,331,936)	(143,000,136)
Net increase (decrease)	3,721,691	9,181,696	$ 40,376,588	$ 88,657,838
Class T
Shares sold	5,854,847	5,253,099	$ 63,282,990	$ 51,047,511
Reinvestment of distributions	592,260	213,016	6,461,727	2,024,121
Shares redeemed	(3,953,073)	(2,939,816)	(42,870,592)	(28,557,658)
Net increase (decrease)	2,494,034	2,526,299	$ 26,874,125	$ 24,513,974
Class B
Shares sold	8,016	3,515	$ 88,545	$ 31,735
Reinvestment of distributions	17,385	8,787	188,888	82,887
Shares redeemed	(59,379)	(49,903)	(641,697)	(482,094)
Net increase (decrease)	(33,978)	(37,601)	$ (364,264)	$ (367,472)
Class C
Shares sold	622,113	518,274	$ 6,663,065	$ 5,021,009
Reinvestment of distributions	78,062	27,552	846,436	259,896
Shares redeemed	(345,364)	(272,934)	(3,720,315)	(2,637,588)
Net increase (decrease)	354,811	272,892	$ 3,789,186	$ 2,643,317
Institutional Class
Shares sold	16,898,017	13,436,841	$ 184,576,521	$ 132,476,916
Reinvestment of distributions	1,791,522	671,239	19,712,009	6,432,276
Shares redeemed	(11,037,062)	(4,998,582)	(120,937,301)	(48,855,267)
Net increase (decrease)	7,652,477	9,109,498	$ 83,351,229	$ 90,053,925
Advisor Freedom 2050
Class A
Shares sold	15,559,859	15,759,974	$ 168,186,336	$ 152,322,278
Reinvestment of distributions	2,139,053	630,390	23,255,133	6,034,537
Shares redeemed	(15,927,070)	(11,627,846)	(172,752,977)	(112,817,332)
Net increase (decrease)	1,771,842	4,762,518	$ 18,688,492	$ 45,539,483
Class T
Shares sold	4,952,273	4,570,956	$ 53,263,754	$ 44,088,375
Reinvestment of distributions	563,429	131,758	6,111,429	1,260,447
Shares redeemed	(3,823,850)	(2,827,192)	(41,331,820)	(27,249,174)
Net increase (decrease)	1,691,852	1,875,522	$ 18,043,363	$ 18,099,648

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Advisor Freedom 2050
Class B
Shares sold	6,070	330	$ 62,698	$ 3,096
Reinvestment of distributions	26,115	6,911	281,437	65,663
Shares redeemed	(116,795)	(62,118)	(1,260,526)	(591,359)
Net increase (decrease)	(84,610)	(54,877)	$ (916,391)	$ (522,600)
Class C
Shares sold	576,662	469,493	$ 6,162,264	$ 4,511,086
Reinvestment of distributions	92,687	19,364	1,001,088	184,167
Shares redeemed	(337,180)	(316,364)	(3,617,246)	(3,039,772)
Net increase (decrease)	332,169	172,493	$ 3,546,106	$ 1,655,481
Institutional Class
Shares sold	13,460,852	10,323,520	$ 146,409,293	$ 100,853,706
Reinvestment of distributions	1,361,462	347,891	14,889,948	3,344,639
Shares redeemed	(9,180,695)	(4,410,206)	(100,348,531)	(42,706,449)
Net increase (decrease)	5,641,619	6,261,205	$ 60,950,710	$ 61,491,896
Advisor Freedom 2055
Class A
Shares sold	6,413,613	3,664,304	$ 71,666,130	$ 36,168,205
Reinvestment of distributions	212,805	35,066	2,422,593	341,179
Shares redeemed	(2,762,885)	(897,204)	(31,087,783)	(8,919,848)
Net increase (decrease)	3,863,533	2,802,166	$ 43,000,940	$ 27,589,536
Class T
Shares sold	1,441,153	865,233	$ 16,075,315	$ 8,537,245
Reinvestment of distributions	46,640	7,527	530,234	73,047
Shares redeemed	(535,943)	(334,621)	(6,022,756)	(3,311,442)
Net increase (decrease)	951,850	538,139	$ 10,582,793	$ 5,298,850
Class C
Shares sold	139,814	90,384	$ 1,564,294	$ 903,238
Reinvestment of distributions	5,264	877	59,878	8,307
Shares redeemed	(35,519)	(103,499)	(399,907)	(1,002,740)
Net increase (decrease)	109,559	(12,238)	$ 1,224,265	$ (91,195)
Institutional Class
Shares sold	4,049,210	1,958,189	$ 45,422,502	$ 19,433,573
Reinvestment of distributions	130,689	18,452	1,492,120	179,477
Shares redeemed	(1,280,405)	(491,376)	(14,465,282)	(4,844,931)
Net increase (decrease)	2,899,494	1,485,265	$ 32,449,340	$ 14,768,119

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020 Fund	Advisor Freedom 2025 Fund	Advisor Freedom 2030 Fund	Advisor Freedom 2035 Fund	Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	14%	16%	19%	14%	14%
Fidelity Advisor Series Growth & Income Fund	15%	16%	17%	13%	13%
Fidelity Advisor Growth Opportunities Fund.	14%	16%	18%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	14%	16%	20%	14%	13%
Fidelity Advisor Series Small Cap Fund	14%	16%	19%	14%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	13%	15%	19%	15%	14%

Annual Report

Notes to Financial Statements - continued

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Equity Growth Fund	26%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Short Fixed-Income Fund	30%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds® to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/05/14	05/02/14	$0.015	$0.192
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/05/14	05/02/14	$0.040	$0.177
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/05/14	05/02/14	$0.039	$0.230
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/05/14	05/02/14	$0.036	$0.252
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/05/14	05/02/14	$0.035	$0.222
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/05/14	05/02/14	$0.030	$0.222
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/05/14	05/02/14	$0.020	$0.178
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/05/14	05/02/14	$0.016	$0.199
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/05/14	05/02/14	$0.016	$0.211
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/05/14	05/02/14	$0.013	$0.324
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/05/14	05/02/14	$0.013	$0.338
Fidelity Advisor Freedom 2055 Fund
Institutional Class	05/05/14	05/02/14	$0.012	$0.162

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$6,948,475
Fidelity Advisor Freedom 2005 Fund	$6,580,235
Fidelity Advisor Freedom 2010 Fund	$21,978,382
Fidelity Advisor Freedom 2015 Fund	$51,836,264
Fidelity Advisor Freedom 2020 Fund	$80,492,875
Fidelity Advisor Freedom 2025 Fund	$70,955,893
Fidelity Advisor Freedom 2030 Fund	$61,154,237
Fidelity Advisor Freedom 2035 Fund	$47,339,326
Fidelity Advisor Freedom 2040 Fund	$43,534,958
Fidelity Advisor Freedom 2045 Fund	$43,556,034
Fidelity Advisor Freedom 2050 Fund	$33,349,316
Fidelity Advisor Freedom 2055 Fund	$2,455,375

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	14.14%
Fidelity Advisor Freedom 2005 Fund	9.40%
Fidelity Advisor Freedom 2010 Fund	7.11%
Fidelity Advisor Freedom 2015 Fund	5.62%
Fidelity Advisor Freedom 2020 Fund	4.30%
Fidelity Advisor Freedom 2025 Fund	2.60%
Fidelity Advisor Freedom 2030 Fund	1.23%
Fidelity Advisor Freedom 2035 Fund	0.54%
Fidelity Advisor Freedom 2040 Fund	0.47%
Fidelity Advisor Freedom 2045 Fund	0.29%
Fidelity Advisor Freedom 2050 Fund	0.26%
Fidelity Advisor Freedom 2055 Fund	0.09%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2013	3%
June 2013	7%
July 2013	7%
August 2013	7%
September 2013	7%
October 2013	7%
November 2013	7%
December 2013	9%
February 2014	6%
March 2014	6%
Fidelity Advisor Freedom 2005 Fund
May 2013	7%
December 2013	11%
Fidelity Advisor Freedom 2010 Fund
May 2013	10%
December 2013	12%
Fidelity Advisor Freedom 2015 Fund
May 2013	10%
December 2013	14%
Fidelity Advisor Freedom 2020 Fund
May 2013	11%
December 2013	15%
Fidelity Advisor Freedom 2025 Fund
May 2013	13%
December 2013	16%
Fidelity Advisor Freedom 2030 Fund
May 2013	14%
December 2013	18%
Fidelity Advisor Freedom 2035 Fund
May 2013	18%
December 2013	18%
Fidelity Advisor Freedom 2040 Fund
May 2013	19%
December 2013	18%
Fidelity Advisor Freedom 2045 Fund
May 2013	18%
December 2013	19%
Institutional Class
Fidelity Advisor Freedom 2050 Fund
May 2013	16%
December 2013	19%
Fidelity Advisor Freedom 2055 Fund
May 2013	15%
December 2013	18%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
May 2013	6%
June 2013	12%
July 2013	12%
August 2013	12%
September 2013	13%
October 2013	12%
November 2013	13%
December 2013	15%
February 2014	2%
March 2014	2%
Fidelity Advisor Freedom 2005 Fund
May 2013	4%
December 2013	19%
Fidelity Advisor Freedom 2010 Fund
May 2013	6%
December 2013	20%
Fidelity Advisor Freedom 2015 Fund
May 2013	7%
December 2013	23%
Fidelity Advisor Freedom 2020 Fund
May 2013	6%
December 2013	24%
Fidelity Advisor Freedom 2025 Fund
May 2013	8%
December 2013	27%
Fidelity Advisor Freedom 2030 Fund
May 2013	8%
December 2013	30%
Fidelity Advisor Freedom 2035 Fund
May 2013	10%
December 2013	30%
Fidelity Advisor Freedom 2040 Fund
May 2013	12%
December 2013	30%
Fidelity Advisor Freedom 2045 Fund
May 2013	12%
December 2013	31%
Institutional Class
Fidelity Advisor Freedom 2050 Fund
May 2013	10%
December 2013	31%
Fidelity Advisor Freedom 2055 Fund
May 2013	11%
December 2013	31%

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-UANN-0514
1.792135.110

Fidelity Freedom® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund	3.95%	7.85%	4.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund	4.06%	8.04%	4.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2005 Fund	6.43%	11.24%	4.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund	8.31%	12.63%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2015 Fund	8.95%	13.05%	5.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund	9.83%	14.44%	5.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2025 Fund	12.08%	15.56%	6.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund	13.08%	16.27%	5.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2035 Fund	14.76%	16.89%	6.13%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2040 Fund	15.08%	17.18%	6.13%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2045 Fund	15.38%	17.40%	5.08%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2050 Fund	15.53%	17.65%	4.83%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Fidelity Freedom 2055 Fund	16.00%	9.24%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher rates and a volatile January to post their strongest gains in four years. The S&P 500® Index returned 21.86% for the 12 months ending March 31, 2014, amid the lowest volatility since before the 2007-08 financial crisis. The index ended the period near all-time highs, buoyed by U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates. Stock valuations remained only slightly above long-term averages, supported by corporate profits that more than doubled in the past five years. Most defensive groups lagged in a risk-taking environment; although that changed in the first quarter of 2014 when historically defensive utility stocks led a tepid market advance amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Health care stocks within the S&P 500® led all sectors over the 12-month period for the first time since the corresponding 2009 year, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Aerospace and defense achieved one of its strongest returns in more than two decades. Reflecting economic optimism, the growth-oriented Nasdaq Composite Index® rose 30.18% and the small-cap Russell 2000® Index rose 24.90%, the latter posting a record 7th-straight quarterly gain.

While stocks rose, bonds with a high sensitivity to interest rate changes performed poorly for much of the period as the Fed made plans to cut back on its asset purchases aimed at stimulating the economy. The Barclays® U.S. Aggregate Bond Index, representing investment-grade debt, returned -0.10%, compared with its long-term average annual return of 8.13%. High-yield investments led all fixed-income sectors as they continued to rally alongside equities; The BofA Merrill LynchSM US High Yield Constrained Index returned 7.52%, as investors accepted more risk in exchange for typically higher yields.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom® Funds: On an absolute basis, each Freedom Fund posted a positive return for the 12 months ending March 31, 2014. The longer-dated Funds delivered the highest absolute returns; however, on a relative basis, each Fund lagged its respective Composite index. The Funds' U.S. equity holdings, in aggregate, finished behind the 22.58% return of their asset-class benchmark, the Dow Jones U.S. Total Stock Market IndexSM. An out-of-benchmark allocation to Fidelity® Series Commodity Strategy Fund hurt relative results. Other notable detractors included Fidelity® Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value Fund. On the positive side, Fidelity Series Growth Company Fund, Fidelity Series Blue Chip Growth Fund and Fidelity Series Opportunistic Insights Fund were among the leading contributors. The Funds' non-U.S. holdings, in aggregate, also underperformed their asset-class benchmark. Fidelity Series Emerging Markets Fund was the biggest detractor; Fidelity Series International Growth Fund also hurt. Fidelity Series International Small Cap Fund helped. Note: On January 1, 2014, the non-U.S. equity asset-class benchmark was changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index, which includes exposure to emerging markets. In bonds, the Funds' underlying investments, in aggregate, exceeded the slightly negative result for the fixed-income asset-class benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' allocation to Fidelity Series Investment Grade Bond Fund helped, as did allocations to Fidelity Series High Income Fund, Fidelity Series Floating Rate High Income Fund and Fidelity Series Real Estate Income Fund. Conversely, the Funds' investments in Fidelity Series Emerging Markets Debt Fund and Fidelity Series Inflation-Protected Bond Index Fund detracted.

Note to shareholders: Fidelity Freedom® 2000 Fund has changed its asset allocation over time, following its predetermined glide path, and its allocations now match those of Fidelity Freedom® Income Fund. As described in the Funds' prospectus, once the Funds' asset allocations match, the Fidelity Freedom® Funds' Board of Trustees may approve combining the Fund with Fidelity Freedom Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.

At its May meeting, the Board of Trustees unanimously approved combining Fidelity Freedom 2000 Fund with Fidelity Freedom Income Fund. For more detailed information, please contact Fidelity at 1-800-544-8544.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,031.60	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 1,032.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,042.80	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,051.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,055.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,059.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,068.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,073.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,077.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,078.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,079.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,079.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,080.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.5	0.5
Fidelity Series 1000 Value Index Fund	0.3	0.0
Fidelity Series All-Sector Equity Fund	2.0	2.0
Fidelity Series Blue Chip Growth Fund	1.6	0.0
Fidelity Series Commodity Strategy Fund	1.1	1.9
Fidelity Series Equity-Income Fund	2.5	1.3
Fidelity Series Growth & Income Fund	1.9	0.5
Fidelity Series Growth Company Fund	2.0	0.0
Fidelity Series Intrinsic Opportunities Fund	1.2	1.0
Fidelity Series Opportunistic Insights Fund	1.2	1.0
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Discovery Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	1.0	0.6
Fidelity Series Stock Selector Large Cap Value Fund	1.6	1.2
Fidelity Blue Chip Growth Fund	0.0	1.5
Fidelity Growth Company Fund	0.0	1.9
Fidelity Series Large Cap Value Fund	0.0	1.0
Fidelity Small Cap Growth Fund	0.0	0.3
Fidelity Small Cap Value Fund	0.0	0.3
	17.4	15.2
International Equity Funds
Fidelity Series Emerging Markets Fund	1.6	1.2
Fidelity Series International Growth Fund	2.5	2.1
Fidelity Series International Small Cap Fund	0.6	0.4
Fidelity Series International Value Fund	2.5	2.0
	7.2	5.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.2	1.1
Fidelity Series High Income Fund	5.0	4.9
Fidelity Series Inflation-Protected Bond Index Fund	2.9	11.0
Fidelity Series Investment Grade Bond Fund	35.7	21.6
Fidelity Series Real Estate Income Fund	0.4	0.4
	45.8	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.3	21.8
Fidelity Short-Term Bond Fund	13.3	17.8
	29.6	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.4%
International Equity Funds	7.2%
Bond Funds	45.8%
Short-Term Funds	29.6%

Six months ago
Domestic Equity Funds**	15.2%
International Equity Funds	5.7%
Bond Funds	39.5%
Short-Term Funds	39.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	792,783	$ 9,648,168
Fidelity Series 1000 Value Index Fund (c)	610,967	6,525,131
Fidelity Series All-Sector Equity Fund (c)	2,810,246	39,680,671
Fidelity Series Blue Chip Growth Fund (c)	2,864,709	31,024,803
Fidelity Series Commodity Strategy Fund (a)(c)	2,533,910	21,411,536
Fidelity Series Equity-Income Fund (c)	3,817,557	47,681,281
Fidelity Series Growth & Income Fund (c)	2,833,807	36,754,479
Fidelity Series Growth Company Fund (c)	3,566,003	38,619,812
Fidelity Series Intrinsic Opportunities Fund (c)	1,656,303	23,022,608
Fidelity Series Opportunistic Insights Fund (c)	1,630,910	22,767,504
Fidelity Series Real Estate Equity Fund (c)	329,793	4,260,927
Fidelity Series Small Cap Discovery Fund (c)	565,812	5,839,177
Fidelity Series Small Cap Opportunities Fund (c)	1,371,387	18,609,723
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,486,820	31,134,984
TOTAL DOMESTIC EQUITY FUNDS (Cost $286,898,798)		336,980,804
International Equity Funds - 7.2%

Fidelity Series Emerging Markets Fund (c)	1,741,917	29,873,873
Fidelity Series International Growth Fund (c)	3,412,260	48,317,595
Fidelity Series International Small Cap Fund (c)	714,968	11,575,332
Fidelity Series International Value Fund (c)	4,365,604	48,545,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $112,706,733)		138,312,322
Bond Funds - 45.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,129,034	$ 11,516,148
Fidelity Series Floating Rate High Income Fund (c)	2,169,815	22,696,268
Fidelity Series High Income Fund (c)	9,219,619	97,635,763
Fidelity Series Inflation-Protected Bond Index Fund (c)	5,640,773	55,561,616
Fidelity Series Investment Grade Bond Fund (c)	61,464,594	692,091,325
Fidelity Series Real Estate Income Fund (c)	633,867	7,150,017
TOTAL BOND FUNDS (Cost $851,978,016)		886,651,137
Short-Term Funds - 29.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	315,186,440	315,186,440
Fidelity Short-Term Bond Fund (c)	30,044,214	258,079,795
TOTAL SHORT-TERM FUNDS (Cost $573,745,407)		573,266,235
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,825,328,954)		1,935,210,498
NET OTHER ASSETS (LIABILITIES) - 0.0%		(323)
NET ASSETS - 100%		$ 1,935,210,175
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 29,550,512	$ 4,985,217	$ 38,498,612	$ 74,236	$ -
Fidelity Disciplined Equity Fund	6,471,462	7,891	6,781,787	-	-
Fidelity Growth Company Fund	39,532,972	4,406,036	50,956,554	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	475,076,345	14,678,109	174,568,012	408,568	315,186,440
Fidelity Series 100 Index Fund	10,058,863	1,856,765	3,925,081	177,341	9,648,168
Fidelity Series 1000 Value Index Fund	-	6,502,581	386,484	19,809	6,525,131
Fidelity Series All-Sector Equity Fund	43,443,824	4,879,137	12,913,431	346,737	39,680,671
Fidelity Series Blue Chip Growth Fund	-	35,292,062	6,847,221	27,436	31,024,803
Fidelity Series Commodity Strategy Fund	41,898,415	3,063,353	21,281,237	-	21,411,536
Fidelity Series Emerging Markets Debt Fund	11,658,104	2,455,364	1,887,424	586,710	11,516,148
Fidelity Series Emerging Markets Fund	26,453,092	7,901,815	5,011,520	298,785	29,873,873
Fidelity Series Equity-Income Fund	27,580,149	40,734,393	24,820,470	661,500	47,681,281
Fidelity Series Floating Rate High Income Fund	25,249,630	2,508,033	4,686,970	1,016,648	22,696,268
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	$ 10,075,586	$ 29,835,695	$ 5,949,655	$ 215,608	$ 36,754,479
Fidelity Series Growth Company Fund	-	42,850,199	7,388,475	26,242	38,619,812
Fidelity Series High Income Fund	108,369,867	8,679,984	20,087,266	5,372,862	97,635,763
Fidelity Series Inflation-Protected Bond Index Fund	249,889,843	11,727,834	188,903,511	50,373	55,561,616
Fidelity Series International Growth Fund	43,822,625	10,511,815	10,738,705	345,670	48,317,595
Fidelity Series International Small Cap Fund	8,972,020	3,761,399	2,636,826	91,967	11,575,332
Fidelity Series International Value Fund	43,630,979	21,209,868	21,655,158	1,063,240	48,545,522
Fidelity Series Intrinsic Opportunities Fund	18,436,302	4,783,375	4,457,842	249,908	23,022,608
Fidelity Series Investment Grade Bond Fund	471,536,497	324,106,203	94,310,159	13,227,985	692,091,325
Fidelity Series Large Cap Value Fund	25,177,407	6,636,227	29,757,248	263,693	-
Fidelity Series Opportunistic Insights Fund	20,136,167	3,370,610	5,832,998	-	22,767,504
Fidelity Series Real Estate Equity Fund	4,218,184	850,830	753,464	65,870	4,260,927
Fidelity Series Real Estate Income Fund	8,061,268	870,706	1,531,276	404,992	7,150,017
Fidelity Series Small Cap Discovery Fund	-	6,150,659	500,025	5,963	5,839,177
Fidelity Series Small Cap Opportunities Fund	11,333,546	10,263,269	4,351,963	4,210	18,609,723
Fidelity Series Stock Selector Large Cap Value Fund	27,676,866	10,343,412	9,958,989	313,781	31,134,984
Fidelity Short-Term Bond Fund	390,811,762	13,291,384	145,456,674	2,774,063	258,079,795
Fidelity Small Cap Growth Fund	6,072,452	674,215	7,229,463	-	-
Fidelity Small Cap Value Fund	6,512,618	407,601	7,281,383	9,540	-
Total	$ 2,191,707,357	$ 639,596,041	$ 921,345,883	$ 28,103,737	$ 1,935,210,498
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,825,328,954) - See accompanying schedule		$ 1,935,210,498
Cash		13
Receivable for investments sold		3,255,031
Receivable for fund shares sold		2,425,667
Total assets		1,940,891,209

Liabilities
Payable for investments purchased	$ 2,646
Payable for fund shares redeemed	5,678,388
Total liabilities		5,681,034

Net Assets		$ 1,935,210,175
Net Assets consist of:
Paid in capital		$ 1,771,421,330
Undistributed net investment income		2,797,937
Accumulated undistributed net realized gain (loss) on investments		51,109,364
Net unrealized appreciation (depreciation) on investments		109,881,544
Net Assets, for 163,140,193 shares outstanding		$ 1,935,210,175
Net Asset Value, offering price and redemption price per share ($1,935,210,175 ÷ 163,140,193 shares)		$ 11.86

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 28,103,737

Expenses
Independent trustees' compensation	$ 7,867
Total expenses before reductions	7,867
Expense reductions	(7,867)	-
Net investment income (loss)		28,103,737
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	57,579,319
Capital gain distributions from underlying funds	24,840,808
Total net realized gain (loss)		82,420,127
Change in net unrealized appreciation (depreciation) on underlying funds		(32,326,241)
Net gain (loss)		50,093,886
Net increase (decrease) in net assets resulting from operations		$ 78,197,623

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,103,737	$ 30,039,521
Net realized gain (loss)	82,420,127	80,163,065
Change in net unrealized appreciation (depreciation)	(32,326,241)	(5,809,253)
Net increase (decrease) in net assets resulting from operations	78,197,623	104,393,333
Distributions to shareholders from net investment income	(27,364,452)	(30,676,109)
Distributions to shareholders from net realized gain	(61,063,652)	(15,315,416)
Total distributions	(88,428,104)	(45,991,525)
Share transactions Proceeds from sales of shares	449,219,245	576,179,291
Reinvestment of distributions	87,164,850	45,296,041
Cost of shares redeemed	(782,609,209)	(871,916,280)
Net increase (decrease) in net assets resulting from share transactions	(246,225,114)	(250,440,948)
Total increase (decrease) in net assets	(256,455,595)	(192,039,140)

Net Assets
Beginning of period	2,191,665,770	2,383,704,910
End of period (including undistributed net investment income of $2,797,937 and undistributed net investment income of $2,058,651, respectively)	$ 1,935,210,175	$ 2,191,665,770
Other Information Shares
Sold	38,107,770	49,200,613
Issued in reinvestment of distributions	7,406,503	3,877,974
Redeemed	(66,443,845)	(74,491,637)
Net increase (decrease)	(20,929,572)	(21,413,050)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.60	$ 11.48	$ 10.96	$ 9.37
Income from Investment Operations
Net investment income (loss) B	.16	.15	.18	.19	.26
Net realized and unrealized gain (loss)	.30	.40	.21	.60	1.65
Total from investment operations	.46	.55	.39	.79	1.91
Distributions from net investment income	(.16)	(.16)	(.19)	(.20)	(.26)
Distributions from net realized gain	(.35)	(.08)	(.08)	(.07)	(.06)
Total distributions	(.51)	(.24)	(.27)	(.27)	(.32) F
Net asset value, end of period	$ 11.86	$ 11.91	$ 11.60	$ 11.48	$ 10.96
Total Return A	3.95%	4.79%	3.47%	7.33%	20.60%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37%	1.32%	1.58%	1.71%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,935,210	$ 2,191,666	$ 2,383,705	$ 2,859,662	$ 2,734,398
Portfolio turnover rate C	31%	14%	20%	38%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.5	0.5
Fidelity Series 1000 Value Index Fund	0.3	0.0
Fidelity Series All-Sector Equity Fund	2.1	2.0
Fidelity Series Blue Chip Growth Fund	1.6	0.0
Fidelity Series Commodity Strategy Fund	1.2	1.8
Fidelity Series Equity-Income Fund	2.5	1.3
Fidelity Series Growth & Income Fund	1.9	0.5
Fidelity Series Growth Company Fund	2.0	0.0
Fidelity Series Intrinsic Opportunities Fund	1.2	1.0
Fidelity Series Opportunistic Insights Fund	1.2	1.0
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Discovery Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	0.9	0.6
Fidelity Series Stock Selector Large Cap Value Fund	1.7	1.2
Fidelity Blue Chip Growth Fund	0.0	1.5
Fidelity Growth Company Fund	0.0	1.9
Fidelity Series Large Cap Value Fund	0.0	1.0
Fidelity Small Cap Growth Fund	0.0	0.3
Fidelity Small Cap Value Fund	0.0	0.3
	17.6	15.1
International Equity Funds
Fidelity Series Emerging Markets Fund	1.6	1.2
Fidelity Series International Growth Fund	2.5	2.0
Fidelity Series International Small Cap Fund	0.6	0.4
Fidelity Series International Value Fund	2.5	2.0
	7.2	5.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.0	4.9
Fidelity Series Inflation-Protected Bond Index Fund	2.9	11.1
Fidelity Series Investment Grade Bond Fund	35.6	21.6
Fidelity Series Real Estate Income Fund	0.4	0.4
	45.6	39.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.3	21.8
Fidelity Short-Term Bond Fund	13.3	17.9
	29.6	39.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.6%
International Equity Funds	7.2%
Bond Funds	45.6%
Short-Term Funds	29.6%

Six months ago
Domestic Equity Funds**	15.1%
International Equity Funds	5.6%
Bond Funds	39.6%
Short-Term Funds	39.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Fidelity Series 100 Index Fund (c)	342,917	$ 4,173,305
Fidelity Series 1000 Value Index Fund (c)	264,276	2,822,469
Fidelity Series All-Sector Equity Fund (c)	1,223,570	17,276,811
Fidelity Series Blue Chip Growth Fund (c)	1,216,921	13,179,251
Fidelity Series Commodity Strategy Fund (a)(c)	1,181,005	9,979,494
Fidelity Series Equity-Income Fund (c)	1,693,958	21,157,534
Fidelity Series Growth & Income Fund (c)	1,227,521	15,920,952
Fidelity Series Growth Company Fund (c)	1,543,616	16,717,361
Fidelity Series Intrinsic Opportunities Fund (c)	720,126	10,009,753
Fidelity Series Opportunistic Insights Fund (c)	699,948	9,771,270
Fidelity Series Real Estate Equity Fund (c)	140,701	1,817,860
Fidelity Series Small Cap Discovery Fund (c)	249,911	2,579,086
Fidelity Series Small Cap Opportunities Fund (c)	584,966	7,937,990
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,117,320	13,988,849
TOTAL DOMESTIC EQUITY FUNDS (Cost $124,872,325)		147,331,985
International Equity Funds - 7.2%

Fidelity Series Emerging Markets Fund (c)	760,284	13,038,873
Fidelity Series International Growth Fund (c)	1,477,170	20,916,730
Fidelity Series International Small Cap Fund (c)	309,946	5,018,027
Fidelity Series International Value Fund (c)	1,890,416	21,021,428
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $48,314,434)		59,995,058
Bond Funds - 45.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	483,375	$ 4,930,421
Fidelity Series Floating Rate High Income Fund (c)	929,131	9,718,714
Fidelity Series High Income Fund (c)	3,994,164	42,298,201
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,440,037	24,034,369
Fidelity Series Investment Grade Bond Fund (c)	26,532,276	298,753,427
Fidelity Series Real Estate Income Fund (c)	269,742	3,042,689
TOTAL BOND FUNDS (Cost $366,660,933)		382,777,821
Short-Term Funds - 29.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	136,500,360	136,500,360
Fidelity Short-Term Bond Fund (c)	13,017,801	111,822,909
TOTAL SHORT-TERM FUNDS (Cost $249,803,448)		248,323,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $789,651,140)		838,428,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(676)
NET ASSETS - 100%		$ 838,427,457
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 13,459,390	$ 2,286,311	$ 17,523,432	$ 33,031	$ -
Fidelity Disciplined Equity Fund	2,941,841	-	3,075,816	-	-
Fidelity Growth Company Fund	18,102,567	1,939,294	23,204,715	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	217,485,045	6,864,913	87,849,597	183,118	136,500,360
Fidelity Series 100 Index Fund	4,546,028	692,102	1,797,754	78,915	4,173,305
Fidelity Series 1000 Value Index Fund	-	2,886,186	242,331	8,550	2,822,469
Fidelity Series All-Sector Equity Fund	19,752,787	2,113,792	6,502,475	152,951	17,276,811
Fidelity Series Blue Chip Growth Fund	-	15,338,003	3,295,041	12,103	13,179,251
Fidelity Series Commodity Strategy Fund	18,865,003	1,528,496	9,457,350	-	9,979,494
Fidelity Series Emerging Markets Debt Fund	5,390,785	949,227	1,080,001	264,432	4,930,421
Fidelity Series Emerging Markets Fund	12,168,692	3,456,626	2,791,230	132,213	13,038,873
Fidelity Series Equity-Income Fund	12,675,789	15,631,854	8,994,870	297,762	21,157,534
Fidelity Series Floating Rate High Income Fund	11,682,093	905,304	2,703,296	453,066	9,718,714
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	$ 4,631,043	$ 16,634,672	$ 6,632,011	$ 97,376	$ 15,920,952
Fidelity Series Growth Company Fund	-	18,864,693	3,550,818	11,408	16,717,361
Fidelity Series High Income Fund	49,900,379	3,967,091	11,841,741	2,397,185	42,298,201
Fidelity Series Inflation-Protected Bond Index Fund	114,741,430	4,767,644	87,759,792	22,063	24,034,369
Fidelity Series International Growth Fund	20,131,920	4,628,322	5,953,395	152,944	20,916,730
Fidelity Series International Small Cap Fund	4,126,007	1,703,019	1,466,452	40,697	5,018,027
Fidelity Series International Value Fund	20,044,595	9,763,723	11,211,989	470,397	21,021,428
Fidelity Series Intrinsic Opportunities Fund	8,640,223	1,668,386	2,232,064	110,377	10,009,753
Fidelity Series Investment Grade Bond Fund	215,410,032	140,966,384	53,348,299	5,863,161	298,753,427
Fidelity Series Large Cap Value Fund	11,478,106	2,892,162	13,498,566	115,627	-
Fidelity Series Opportunistic Insights Fund	9,257,628	1,206,427	2,973,085	-	9,771,270
Fidelity Series Real Estate Equity Fund	1,980,634	323,893	463,592	29,072	1,817,860
Fidelity Series Real Estate Income Fund	3,727,756	318,207	883,838	181,418	3,042,689
Fidelity Series Small Cap Discovery Fund	-	2,793,460	299,501	2,720	2,579,086
Fidelity Series Small Cap Opportunities Fund	5,170,986	4,196,801	2,029,847	1,861	7,937,990
Fidelity Series Stock Selector Large Cap Value Fund	12,726,026	4,666,062	4,788,367	138,294	13,988,849
Fidelity Short-Term Bond Fund	178,738,729	6,038,401	72,690,442	1,238,867	111,822,909
Fidelity Small Cap Growth Fund	2,788,099	298,688	3,306,627	-	-
Fidelity Small Cap Value Fund	2,994,231	180,931	3,340,214	4,305	-
Total	$ 1,003,557,844	$ 280,471,074	$ 456,788,548	$ 12,493,913	$ 838,428,133
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $789,651,140) - See accompanying schedule		$ 838,428,133
Receivable for investments sold		4,522,307
Receivable for fund shares sold		889,483
Total assets		843,839,923

Liabilities
Payable for investments purchased	$ 55
Payable for fund shares redeemed	5,412,411
Total liabilities		5,412,466

Net Assets		$ 838,427,457
Net Assets consist of:
Paid in capital		$ 763,834,210
Undistributed net investment income		3,116,081
Accumulated undistributed net realized gain (loss) on investments		22,700,173
Net unrealized appreciation (depreciation) on investments		48,776,993
Net Assets, for 66,617,323 shares outstanding		$ 838,427,457
Net Asset Value, offering price and redemption price per share ($838,427,457 ÷ 66,617,323 shares)		$ 12.59

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 12,493,913

Expenses
Independent trustees' compensation	$ 3,527
Total expenses before reductions	3,527
Expense reductions	(3,527)	-
Net investment income (loss)		12,493,913
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,800,329
Capital gain distributions from underlying funds	10,960,990
Total net realized gain (loss)		38,761,319
Change in net unrealized appreciation (depreciation) on underlying funds		(16,612,521)
Net gain (loss)		22,148,798
Net increase (decrease) in net assets resulting from operations		$ 34,642,711

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,493,913	$ 14,543,943
Net realized gain (loss)	38,761,319	47,890,516
Change in net unrealized appreciation (depreciation)	(16,612,521)	(12,705,167)
Net increase (decrease) in net assets resulting from operations	34,642,711	49,729,292
Distributions to shareholders from net investment income	(11,739,440)	(15,922,623)
Distributions to shareholders from net realized gain	(24,168,040)	(7,401,419)
Total distributions	(35,907,480)	(23,324,042)
Share transactions Proceeds from sales of shares	139,343,713	211,998,303
Reinvestment of distributions	35,560,265	23,138,995
Cost of shares redeemed	(338,761,650)	(473,996,472)
Net increase (decrease) in net assets resulting from share transactions	(163,857,672)	(238,859,174)
Total increase (decrease) in net assets	(165,122,441)	(212,453,924)

Net Assets
Beginning of period	1,003,549,898	1,216,003,822
End of period (including undistributed net investment income of $3,116,081 and undistributed net investment income of $2,361,608, respectively)	$ 838,427,457	$ 1,003,549,898
Other Information Shares
Sold	11,117,522	17,091,972
Issued in reinvestment of distributions	2,854,684	1,877,679
Redeemed	(27,054,882)	(38,251,373)
Net increase (decrease)	(13,082,676)	(19,281,722)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.29	$ 12.18	$ 11.61	$ 9.86
Income from Investment Operations
Net investment income (loss) B	.17	.16	.19	.20	.27
Net realized and unrealized gain (loss)	.33	.41	.22	.67	1.83
Total from investment operations	.50	.57	.41	.87	2.10
Distributions from net investment income	(.17)	(.18)	(.20)	(.22)	(.29)
Distributions from net realized gain	(.34)	(.09)	(.10)	(.08)	(.06)
Total distributions	(.50) G	(.27)	(.30)	(.30)	(.35) F
Net asset value, end of period	$ 12.59	$ 12.59	$ 12.29	$ 12.18	$ 11.61
Total Return A	4.06%	4.70%	3.45%	7.56%	21.46%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.37%	1.32%	1.58%	1.67%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 838,427	$ 1,003,550	$ 1,216,004	$ 1,481,969	$ 1,708,818
Portfolio turnover rate C	31%	12%	19%	32%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.9	0.7
Fidelity Series 1000 Value Index Fund	0.6	0.0
Fidelity Series All-Sector Equity Fund	3.2	3.1
Fidelity Series Blue Chip Growth Fund	2.8	0.0
Fidelity Series Commodity Strategy Fund	1.1	3.6
Fidelity Series Equity-Income Fund	4.1	2.2
Fidelity Series Growth & Income Fund	3.3	0.9
Fidelity Series Growth Company Fund	3.3	0.0
Fidelity Series Intrinsic Opportunities Fund	2.1	1.6
Fidelity Series Opportunistic Insights Fund	2.0	1.7
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Discovery Fund	0.5	0.0
Fidelity Series Small Cap Opportunities Fund	1.7	0.9
Fidelity Series Stock Selector Large Cap Value Fund	2.8	1.9
Fidelity Blue Chip Growth Fund	0.0	2.5
Fidelity Growth Company Fund	0.0	3.0
Fidelity Series Large Cap Value Fund	0.0	1.6
Fidelity Small Cap Growth Fund	0.0	0.5
Fidelity Small Cap Value Fund	0.0	0.5
	28.8	25.0
International Equity Funds
Fidelity Series Emerging Markets Fund	2.4	2.0
Fidelity Series International Growth Fund	4.2	3.3
Fidelity Series International Small Cap Fund	1.0	0.7
Fidelity Series International Value Fund	4.3	3.3
	11.9	9.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.2	1.1
Fidelity Series High Income Fund	5.4	4.8
Fidelity Series Inflation-Protected Bond Index Fund	2.2	8.8
Fidelity Series Investment Grade Bond Fund	30.0	17.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	39.9	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.7	17.6
Fidelity Short-Term Bond Fund	8.7	14.4
	19.4	32.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.8%
International Equity Funds	11.9%
Bond Funds	39.9%
Short-Term Funds	19.4%

Six months ago
Domestic Equity Funds**	25.0%
International Equity Funds	9.3%
Bond Funds	33.7%
Short-Term Funds	32.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Series 100 Index Fund (c)	467,920	$ 5,694,585
Fidelity Series 1000 Value Index Fund (c)	359,503	3,839,487
Fidelity Series All-Sector Equity Fund (c)	1,533,455	21,652,381
Fidelity Series Blue Chip Growth Fund (c)	1,696,168	18,369,503
Fidelity Series Commodity Strategy Fund (a)(c)	885,290	7,480,697
Fidelity Series Equity-Income Fund (c)	2,200,088	27,479,103
Fidelity Series Growth & Income Fund (c)	1,675,463	21,730,756
Fidelity Series Growth Company Fund (c)	2,045,412	22,151,810
Fidelity Series Intrinsic Opportunities Fund (c)	1,017,297	14,140,423
Fidelity Series Opportunistic Insights Fund (c)	967,259	13,502,942
Fidelity Series Real Estate Equity Fund (c)	220,218	2,845,214
Fidelity Series Small Cap Discovery Fund (c)	350,529	3,617,455
Fidelity Series Small Cap Opportunities Fund (c)	812,905	11,031,125
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,509,097	18,893,896
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,634,694)		192,429,377
International Equity Funds - 11.9%

Fidelity Series Emerging Markets Fund (c)	953,009	16,344,100
Fidelity Series International Growth Fund (c)	2,007,050	28,419,831
Fidelity Series International Small Cap Fund (c)	395,540	6,403,800
Fidelity Series International Value Fund (c)	2,591,009	28,812,022
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,772,150)		79,979,753
Bond Funds - 39.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	413,139	$ 4,214,020
Fidelity Series Floating Rate High Income Fund (c)	736,145	7,700,080
Fidelity Series High Income Fund (c)	3,425,725	36,278,424
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,487,547	14,652,336
Fidelity Series Investment Grade Bond Fund (c)	17,839,987	200,878,253
Fidelity Series Real Estate Income Fund (c)	273,788	3,088,323
TOTAL BOND FUNDS (Cost $270,244,317)		266,811,436
Short-Term Funds - 19.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	71,382,952	71,382,952
Fidelity Short-Term Bond Fund (c)	6,796,627	58,383,026
TOTAL SHORT-TERM FUNDS (Cost $131,101,191)		129,765,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $649,752,352)		668,986,544
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7)
NET ASSETS - 100%		$ 668,986,537
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 16,570,159	$ 2,663,794	$ 21,423,860	$ 40,643	$ -
Fidelity Disciplined Equity Fund	3,612,518	3,354	3,785,056	-	-
Fidelity Growth Company Fund	21,623,451	2,155,318	27,578,067	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	116,878,761	14,019,272	59,515,081	103,386	71,382,952
Fidelity Series 100 Index Fund	5,538,000	1,193,751	1,917,375	98,716	5,694,585
Fidelity Series 1000 Value Index Fund	-	3,877,310	239,174	10,830	3,839,487
Fidelity Series All-Sector Equity Fund	23,962,206	3,209,070	7,784,302	187,525	21,652,381
Fidelity Series Blue Chip Growth Fund	-	19,258,636	2,338,106	15,310	18,369,503
Fidelity Series Commodity Strategy Fund	26,470,248	3,499,435	20,522,675	-	7,480,697
Fidelity Series Emerging Markets Debt Fund	4,702,012	498,952	695,123	231,589	4,214,020
Fidelity Series Emerging Markets Fund	14,594,326	3,885,385	2,429,194	161,611	16,344,100
Fidelity Series Equity-Income Fund	15,360,498	21,175,083	11,386,258	366,039	27,479,103
Fidelity Series Floating Rate High Income Fund	8,167,175	1,146,164	1,485,659	337,437	7,700,080
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	5,601,103	20,282,752	5,727,007	120,681	21,730,756
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth Company Fund	$ -	$ 22,883,169	$ 2,468,405	$ 14,310	$ 22,151,810
Fidelity Series High Income Fund	34,054,224	7,454,763	5,505,986	1,802,828	36,278,424
Fidelity Series Inflation-Protected Bond Index Fund	64,209,676	5,775,411	50,926,654	12,896	14,652,336
Fidelity Series International Growth Fund	23,779,915	7,606,945	5,597,699	188,932	28,419,831
Fidelity Series International Small Cap Fund	4,874,479	2,170,539	1,445,559	50,140	6,403,800
Fidelity Series International Value Fund	23,490,490	12,077,111	9,665,733	581,140	28,812,022
Fidelity Series Intrinsic Opportunities Fund	8,637,881	5,123,136	1,812,165	135,300	14,140,423
Fidelity Series Investment Grade Bond Fund	126,485,301	102,387,524	25,507,851	3,716,934	200,878,253
Fidelity Series Large Cap Value Fund	14,031,678	3,736,947	16,679,632	136,693	-
Fidelity Series Opportunistic Insights Fund	11,193,340	2,590,738	3,125,588	-	13,502,942
Fidelity Series Real Estate Equity Fund	2,461,176	794,051	407,117	40,986	2,845,214
Fidelity Series Real Estate Income Fund	3,360,451	407,036	571,959	172,918	3,088,323
Fidelity Series Small Cap Discovery Fund	-	3,706,801	216,837	3,301	3,617,455
Fidelity Series Small Cap Opportunities Fund	6,363,627	6,079,305	2,178,980	2,352	11,031,125
Fidelity Series Stock Selector Large Cap Value Fund	15,431,236	7,610,106	5,792,555	175,497	18,893,896
Fidelity Short-Term Bond Fund	95,700,835	12,112,239	49,291,364	695,715	58,383,026
Fidelity Small Cap Growth Fund	3,393,222	440,052	4,102,684	-	-
Fidelity Small Cap Value Fund	3,635,319	293,330	4,128,378	5,123	-
Total	$ 704,183,307	$ 300,117,479	$ 356,252,083	$ 9,408,832	$ 668,986,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $649,752,352) - See accompanying schedule		$ 668,986,544
Receivable for investments sold		2,047,796
Receivable for fund shares sold		369,285
Total assets		671,403,625

Liabilities
Payable for investments purchased	$ 1,450,943
Payable for fund shares redeemed	966,145
Total liabilities		2,417,088

Net Assets		$ 668,986,537
Net Assets consist of:
Paid in capital		$ 648,146,389
Undistributed net investment income		2,110,960
Accumulated undistributed net realized gain (loss) on investments		(505,004)
Net unrealized appreciation (depreciation) on investments		19,234,192
Net Assets, for 55,724,129 shares outstanding		$ 668,986,537
Net Asset Value, offering price and redemption price per share ($668,986,537 ÷ 55,724,129 shares)		$ 12.01

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 9,408,832

Expenses
Independent trustees' compensation	$ 2,611
Total expenses before reductions	2,611
Expense reductions	(2,611)	-
Net investment income (loss)		9,408,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,794,296
Capital gain distributions from underlying funds	11,681,710
Total net realized gain (loss)		30,476,006
Change in net unrealized appreciation (depreciation) on underlying funds		2,143,507
Net gain (loss)		32,619,513
Net increase (decrease) in net assets resulting from operations		$ 42,028,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,408,832	$ 10,136,653
Net realized gain (loss)	30,476,006	22,552,453
Change in net unrealized appreciation (depreciation)	2,143,507	8,411,298
Net increase (decrease) in net assets resulting from operations	42,028,345	41,100,404
Distributions to shareholders from net investment income	(8,744,650)	(10,742,526)
Distributions to shareholders from net realized gain	(5,826,392)	(4,341,485)
Total distributions	(14,571,042)	(15,084,011)
Share transactions Proceeds from sales of shares	158,367,969	171,676,253
Reinvestment of distributions	14,471,314	14,972,075
Cost of shares redeemed	(235,493,332)	(306,330,103)
Net increase (decrease) in net assets resulting from share transactions	(62,654,049)	(119,681,775)
Total increase (decrease) in net assets	(35,196,746)	(93,665,382)

Net Assets
Beginning of period	704,183,283	797,848,665
End of period (including undistributed net investment income of $2,110,959 and undistributed net investment income of $1,446,777, respectively)	$ 668,986,537	$ 704,183,283
Other Information Shares
Sold	13,497,980	15,303,988
Issued in reinvestment of distributions	1,225,512	1,345,365
Redeemed	(20,077,345)	(27,376,874)
Net increase (decrease)	(5,353,853)	(10,727,521)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.11	$ 11.13	$ 10.32	$ 8.02
Income from Investment Operations
Net investment income (loss) B	.16	.15	.17	.17	.23
Net realized and unrealized gain (loss)	.58	.51	.12	.91	2.39
Total from investment operations	.74	.66	.29	1.08	2.62
Distributions from net investment income	(.15)	(.17)	(.18)	(.19)	(.24)
Distributions from net realized gain	(.10)	(.07)	(.13)	(.09)	(.08)
Total distributions	(.26) H	(.24)	(.31)	(.27) G	(.32) F
Net asset value, end of period	$ 12.01	$ 11.53	$ 11.11	$ 11.13	$ 10.32
Total Return A	6.43%	5.99%	2.76%	10.64%	32.83%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.38%	1.38%	1.58%	1.60%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 668,987	$ 704,183	$ 797,849	$ 932,400	$ 1,013,924
Portfolio turnover rate C	44%	22%	29%	38%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.1	1.0
Fidelity Series 1000 Value Index Fund	0.7	0.0
Fidelity Series All-Sector Equity Fund	4.3	4.5
Fidelity Series Blue Chip Growth Fund	3.3	0.0
Fidelity Series Commodity Strategy Fund	1.1	5.0
Fidelity Series Equity-Income Fund	5.1	3.0
Fidelity Series Growth & Income Fund	3.9	1.2
Fidelity Series Growth Company Fund	4.1	0.0
Fidelity Series Intrinsic Opportunities Fund	2.5	2.3
Fidelity Series Opportunistic Insights Fund	2.5	2.4
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Discovery Fund	0.6	0.0
Fidelity Series Small Cap Opportunities Fund	2.0	1.2
Fidelity Series Stock Selector Large Cap Value Fund	3.4	2.7
Fidelity Blue Chip Growth Fund	0.0	3.5
Fidelity Growth Company Fund	0.0	4.3
Fidelity Series Large Cap Value Fund	0.0	2.3
Fidelity Small Cap Growth Fund	0.0	0.7
Fidelity Small Cap Value Fund	0.0	0.7
	35.1	35.3
International Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.8
Fidelity Series International Growth Fund	5.2	4.7
Fidelity Series International Small Cap Fund	1.2	1.0
Fidelity Series International Value Fund	5.2	4.7
	14.6	13.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.6	4.7
Fidelity Series Inflation-Protected Bond Index Fund	1.8	9.7
Fidelity Series Investment Grade Bond Fund	26.7	21.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	36.3	38.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.4
Fidelity Short-Term Bond Fund	6.3	6.1
	14.0	13.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.1%
International Equity Funds	14.6%
Bond Funds	36.3%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds**	35.3%
International Equity Funds	13.2%
Bond Funds	38.0%
Short-Term Funds	13.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,642,675	$ 56,501,356
Fidelity Series 1000 Value Index Fund (c)	3,567,095	38,096,578
Fidelity Series All-Sector Equity Fund (c)	16,464,925	232,484,736
Fidelity Series Blue Chip Growth Fund (c)	16,486,390	178,547,607
Fidelity Series Commodity Strategy Fund (a)(c)	7,261,477	61,359,478
Fidelity Series Equity-Income Fund (c)	22,211,087	277,416,481
Fidelity Series Growth & Income Fund (c)	16,234,299	210,558,853
Fidelity Series Growth Company Fund (c)	20,587,205	222,959,428
Fidelity Series Intrinsic Opportunities Fund (c)	9,722,360	135,140,799
Fidelity Series Opportunistic Insights Fund (c)	9,642,158	134,604,533
Fidelity Series Real Estate Equity Fund (c)	2,064,008	26,666,981
Fidelity Series Small Cap Discovery Fund (c)	3,289,517	33,947,819
Fidelity Series Small Cap Opportunities Fund (c)	8,054,719	109,302,533
Fidelity Series Stock Selector Large Cap Value Fund (c)	14,562,439	182,321,741
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,675,771,081)		1,899,908,923
International Equity Funds - 14.6%

Fidelity Series Emerging Markets Fund (c)	9,547,302	163,736,237
Fidelity Series International Growth Fund (c)	19,828,672	280,773,999
Fidelity Series International Small Cap Fund (c)	4,021,184	65,102,967
Fidelity Series International Value Fund (c)	25,554,156	284,162,212
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $698,730,994)		793,775,415
Bond Funds - 36.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,327,139	$ 33,936,822
Fidelity Series Floating Rate High Income Fund (c)	5,779,222	60,450,661
Fidelity Series High Income Fund (c)	28,794,186	304,930,425
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,814,453	96,672,358
Fidelity Series Investment Grade Bond Fund (c)	128,238,805	1,443,968,946
Fidelity Series Real Estate Income Fund (c)	2,312,380	26,083,652
TOTAL BOND FUNDS (Cost $1,988,699,261)		1,966,042,864
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	418,224,875	418,224,875
Fidelity Short-Term Bond Fund (c)	39,811,988	341,984,979
TOTAL SHORT-TERM FUNDS (Cost $768,356,756)		760,209,854
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,131,558,092)		5,419,937,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,598)
NET ASSETS - 100%		$ 5,419,921,458
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 186,114,976	$ 20,281,335	$ 231,214,568	$ 471,831	$ -
Fidelity Disciplined Equity Fund	40,864,204	-	42,787,698	-	-
Fidelity Growth Company Fund	252,031,793	11,344,217	307,342,919	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	404,251,789	108,891,535	94,918,450	415,554	418,224,875
Fidelity Series 100 Index Fund	63,169,918	8,024,225	24,615,977	1,005,870	56,501,356
Fidelity Series 1000 Value Index Fund	-	38,528,823	2,530,835	120,231	38,096,578
Fidelity Series All-Sector Equity Fund	274,884,699	29,936,439	98,961,590	2,185,580	232,484,736
Fidelity Series Blue Chip Growth Fund	-	207,135,344	43,554,589	155,720	178,547,607
Fidelity Series Commodity Strategy Fund	291,037,550	49,670,404	254,446,559	-	61,359,478
Fidelity Series Emerging Markets Debt Fund	38,879,246	3,423,526	5,936,063	1,900,179	33,936,822
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 165,102,623	$ 20,248,933	$ 25,584,011	$ 1,634,588	$ 163,736,237
Fidelity Series Equity-Income Fund	176,228,827	141,691,390	64,640,791	4,027,148	277,416,481
Fidelity Series Floating Rate High Income Fund	67,425,812	5,677,560	11,639,732	2,728,653	60,450,661
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	64,280,620	150,596,352	20,598,099	1,222,046	210,558,853
Fidelity Series Growth Company Fund	-	253,488,814	48,687,171	148,720	222,959,428
Fidelity Series High Income Fund	281,818,109	64,902,311	44,161,728	14,940,732	304,930,425
Fidelity Series Inflation-Protected Bond Index Fund	596,159,790	26,701,207	488,208,196	91,840	96,672,358
Fidelity Series International Growth Fund	273,833,776	31,746,635	54,793,833	1,909,323	280,773,999
Fidelity Series International Small Cap Fund	55,789,764	13,239,408	13,199,249	505,861	65,102,967
Fidelity Series International Value Fund	271,671,324	54,703,221	75,561,970	5,850,445	284,162,212
Fidelity Series Intrinsic Opportunities Fund	102,272,330	28,322,669	20,570,089	1,481,940	135,140,799
Fidelity Series Investment Grade Bond Fund	1,265,479,190	428,027,703	221,549,127	31,604,485	1,443,968,946
Fidelity Series Large Cap Value Fund	162,294,534	40,555,455	190,257,466	1,620,923	-
Fidelity Series Opportunistic Insights Fund	128,375,786	5,697,626	31,205,522	-	134,604,533
Fidelity Series Real Estate Equity Fund	26,877,220	4,145,858	4,082,068	411,735	26,666,981
Fidelity Series Real Estate Income Fund	30,215,379	2,619,093	5,773,414	1,516,076	26,083,652
Fidelity Series Small Cap Discovery Fund	-	37,209,733	4,386,554	34,871	33,947,819
Fidelity Series Small Cap Opportunities Fund	71,078,566	61,443,402	31,384,057	23,855	109,302,533
Fidelity Series Stock Selector Large Cap Value Fund	177,344,742	41,731,847	56,067,540	1,698,904	182,321,741
Fidelity Short-Term Bond Fund	332,020,499	86,058,198	75,699,320	2,944,528	341,984,979
Fidelity Small Cap Growth Fund	38,482,496	4,112,924	45,589,598	-	-
Fidelity Small Cap Value Fund	41,330,695	2,387,738	45,958,084	58,007	-
Total	$ 5,879,316,257	$ 1,982,543,925	$ 2,685,906,867	$ 80,709,645	$ 5,419,937,056
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $5,131,558,092) - See accompanying schedule		$ 5,419,937,056
Receivable for investments sold		28,412,812
Receivable for fund shares sold		2,806,256
Other receivables		66,005
Total assets		5,451,222,129

Liabilities
Payable for investments purchased	$ 15,296,466
Payable for fund shares redeemed	15,938,200
Other payables and accrued expenses	66,005
Total liabilities		31,300,671

Net Assets		$ 5,419,921,458
Net Assets consist of:
Paid in capital		$ 5,046,719,275
Undistributed net investment income		15,857,598
Accumulated undistributed net realized gain (loss) on investments		68,965,621
Net unrealized appreciation (depreciation) on investments		288,378,964
Net Assets, for 349,521,102 shares outstanding		$ 5,419,921,458
Net Asset Value, offering price and redemption price per share ($5,419,921,458 ÷ 349,521,102 shares)		$ 15.51

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 80,709,645

Expenses
Independent trustees' compensation	$ 21,588
Total expenses before reductions	21,588
Expense reductions	(21,588)	-
Net investment income (loss)		80,709,645
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	183,778,420
Capital gain distributions from underlying funds	122,585,062
Total net realized gain (loss)		306,363,482
Change in net unrealized appreciation (depreciation) on underlying funds		60,205,897
Net gain (loss)		366,569,379
Net increase (decrease) in net assets resulting from operations		$ 447,279,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,709,645	$ 97,566,494
Net realized gain (loss)	306,363,482	271,207,451
Change in net unrealized appreciation (depreciation)	60,205,897	59,475,421
Net increase (decrease) in net assets resulting from operations	447,279,024	428,249,366
Distributions to shareholders from net investment income	(76,879,519)	(104,287,093)
Distributions to shareholders from net realized gain	(57,935,343)	(42,473,324)
Total distributions	(134,814,862)	(146,760,417)
Share transactions Proceeds from sales of shares	894,227,928	1,055,233,571
Reinvestment of distributions	133,669,782	145,632,188
Cost of shares redeemed	(1,799,731,983)	(2,663,149,142)
Net increase (decrease) in net assets resulting from share transactions	(771,834,273)	(1,462,283,383)
Total increase (decrease) in net assets	(459,370,111)	(1,180,794,434)

Net Assets
Beginning of period	5,879,291,569	7,060,086,003
End of period (including undistributed net investment income of $15,857,598 and undistributed net investment income of $12,027,472, respectively)	$ 5,419,921,458	$ 5,879,291,569
Other Information Shares
Sold	59,360,372	74,675,351
Issued in reinvestment of distributions	8,772,832	10,401,803
Redeemed	(119,469,549)	(188,864,045)
Net increase (decrease)	(51,336,345)	(103,786,891)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 13.99	$ 14.05	$ 12.89	$ 9.87
Income from Investment Operations
Net investment income (loss) B	.22	.22	.23	.22	.29
Net realized and unrealized gain (loss)	.99	.80	.17	1.31	3.14
Total from investment operations	1.21	1.02	.40	1.53	3.43
Distributions from net investment income	(.21)	(.24)	(.26)	(.25)	(.31)
Distributions from net realized gain	(.16)	(.10)	(.20)	(.12)	(.11)
Total distributions	(.37)	(.34)	(.46)	(.37)	(.41) F
Net asset value, end of period	$ 15.51	$ 14.67	$ 13.99	$ 14.05	$ 12.89
Total Return A	8.31%	7.43%	3.01%	12.02%	34.99%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.54%	1.67%	1.64%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,419,921	$ 5,879,292	$ 7,060,086	$ 9,701,251	$ 11,088,228
Portfolio turnover rate C	35%	19%	18%	34%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.2	1.1
Fidelity Series 1000 Value Index Fund	0.7	0.0
Fidelity Series All-Sector Equity Fund	4.8	4.7
Fidelity Series Blue Chip Growth Fund	3.8	0.0
Fidelity Series Commodity Strategy Fund	1.1	5.2
Fidelity Series Equity-Income Fund	5.9	3.2
Fidelity Series Growth & Income Fund	4.5	1.3
Fidelity Series Growth Company Fund	4.9	0.0
Fidelity Series Intrinsic Opportunities Fund	2.8	2.4
Fidelity Series Opportunistic Insights Fund	2.9	2.5
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Discovery Fund	0.7	0.0
Fidelity Series Small Cap Opportunities Fund	2.3	1.3
Fidelity Series Stock Selector Large Cap Value Fund	4.0	2.8
Fidelity Blue Chip Growth Fund	0.0	3.6
Fidelity Growth Company Fund	0.0	4.5
Fidelity Series Large Cap Value Fund	0.0	2.5
Fidelity Small Cap Growth Fund	0.0	0.7
Fidelity Small Cap Value Fund	0.0	0.7
	40.2	37.0
International Equity Funds
Fidelity Series Emerging Markets Fund	3.4	3.0
Fidelity Series International Growth Fund	6.0	4.9
Fidelity Series International Small Cap Fund	1.4	1.0
Fidelity Series International Value Fund	6.0	5.0
	16.8	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.8	4.7
Fidelity Series Inflation-Protected Bond Index Fund	1.4	9.9
Fidelity Series Investment Grade Bond Fund	23.8	22.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	33.2	39.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	5.4
Fidelity Short-Term Bond Fund	4.4	4.4
	9.8	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.2%
International Equity Funds	16.8%
Bond Funds	33.2%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds**	37.0%
International Equity Funds	13.9%
Bond Funds	39.3%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
Fidelity Series 100 Index Fund (c)	6,092,399	$ 74,144,497
Fidelity Series 1000 Value Index Fund (c)	4,366,698	46,636,335
Fidelity Series All-Sector Equity Fund (c)	21,563,787	304,480,675
Fidelity Series Blue Chip Growth Fund (c)	22,707,973	245,927,345
Fidelity Series Commodity Strategy Fund (a)(c)	8,438,551	71,305,753
Fidelity Series Equity-Income Fund (c)	29,964,949	374,262,216
Fidelity Series Growth & Income Fund (c)	22,153,944	287,336,651
Fidelity Series Growth Company Fund (c)	28,704,488	310,869,608
Fidelity Series Intrinsic Opportunities Fund (c)	13,121,292	182,385,954
Fidelity Series Opportunistic Insights Fund (c)	13,260,576	185,117,642
Fidelity Series Real Estate Equity Fund (c)	2,914,290	37,652,632
Fidelity Series Small Cap Discovery Fund (c)	4,545,467	46,909,221
Fidelity Series Small Cap Opportunities Fund (c)	10,963,906	148,780,208
Fidelity Series Stock Selector Large Cap Value Fund (c)	20,214,450	253,084,912
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,228,768,008)		2,568,893,649
International Equity Funds - 16.8%

Fidelity Series Emerging Markets Fund (c)	12,892,773	221,111,054
Fidelity Series International Growth Fund (c)	26,782,475	379,239,842
Fidelity Series International Small Cap Fund (c)	5,641,106	91,329,509
Fidelity Series International Value Fund (c)	34,478,254	383,398,185
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $920,331,359)		1,075,078,590
Bond Funds - 33.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,792,558	$ 38,684,092
Fidelity Series Floating Rate High Income Fund (c)	6,810,226	71,234,961
Fidelity Series High Income Fund (c)	34,840,412	368,959,968
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,831,970	86,994,900
Fidelity Series Investment Grade Bond Fund (c)	135,355,113	1,524,098,569
Fidelity Series Real Estate Income Fund (c)	2,703,990	30,501,002
TOTAL BOND FUNDS (Cost $2,098,279,993)		2,120,473,492
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	343,323,111	343,323,111
Fidelity Short-Term Bond Fund (c)	32,679,995	280,721,154
TOTAL SHORT-TERM FUNDS (Cost $626,207,025)		624,044,265
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,873,586,385)		6,388,489,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,499)
NET ASSETS - 100%		$ 6,388,485,497
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 213,759,696	$ 31,094,489	$ 273,770,523	$ 558,171	$ -
Fidelity Disciplined Equity Fund	47,041,667	55,304	49,331,893	-	-
Fidelity Growth Company Fund	293,214,576	21,866,085	366,840,669	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	347,754,811	52,368,009	56,799,710	344,096	343,323,111
Fidelity Series 100 Index Fund	73,222,342	9,181,228	20,187,420	1,388,919	74,144,497
Fidelity Series 1000 Value Index Fund	-	46,563,273	2,619,693	145,907	46,636,335
Fidelity Series All-Sector Equity Fund	316,372,211	40,096,271	82,732,672	2,683,119	304,480,675
Fidelity Series Blue Chip Growth Fund	-	252,617,510	26,770,360	216,358	245,927,345
Fidelity Series Commodity Strategy Fund	346,399,555	47,295,305	294,343,251	-	71,305,753
Fidelity Series Emerging Markets Debt Fund	42,694,851	4,071,077	5,404,978	2,124,659	38,684,092
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 189,047,511	$ 54,000,974	$ 27,116,753	$ 2,013,289	$ 221,111,054
Fidelity Series Equity-Income Fund	200,337,181	272,597,530	128,348,563	5,010,654	374,262,216
Fidelity Series Floating Rate High Income Fund	73,928,556	8,118,037	9,646,449	3,117,519	71,234,961
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	73,162,778	255,599,249	62,228,336	1,695,461	287,336,651
Fidelity Series Growth Company Fund	-	310,649,779	24,458,372	207,430	310,869,608
Fidelity Series High Income Fund	305,127,509	103,335,334	42,594,357	17,150,012	368,959,968
Fidelity Series Inflation-Protected Bond Index Fund	643,423,611	65,543,993	582,945,486	80,684	86,994,900
Fidelity Series International Growth Fund	313,168,036	80,214,053	50,452,959	2,544,373	379,239,842
Fidelity Series International Small Cap Fund	63,922,233	28,424,088	12,604,000	669,513	91,329,509
Fidelity Series International Value Fund	310,953,542	110,884,578	78,148,116	8,076,086	383,398,185
Fidelity Series Intrinsic Opportunities Fund	118,472,548	55,863,150	22,319,699	1,899,473	182,385,954
Fidelity Series Investment Grade Bond Fund	1,468,099,626	281,828,204	191,286,605	35,363,298	1,524,098,569
Fidelity Series Large Cap Value Fund	190,651,645	50,030,810	225,353,450	1,948,036	-
Fidelity Series Opportunistic Insights Fund	146,144,507	34,797,441	34,438,075	-	185,117,642
Fidelity Series Real Estate Equity Fund	30,362,650	11,371,293	4,118,283	534,107	37,652,632
Fidelity Series Real Estate Income Fund	36,597,869	4,407,374	9,286,672	1,821,721	30,501,002
Fidelity Series Small Cap Discovery Fund	-	48,495,083	3,026,511	47,675	46,909,221
Fidelity Series Small Cap Opportunities Fund	81,880,283	86,905,324	30,091,453	33,204	148,780,208
Fidelity Series Stock Selector Large Cap Value Fund	201,706,380	86,285,444	57,653,993	2,424,853	253,084,912
Fidelity Short-Term Bond Fund	286,320,176	42,581,565	47,803,565	2,420,451	280,721,154
Fidelity Small Cap Growth Fund	45,014,044	5,314,810	53,846,403	-	-
Fidelity Small Cap Value Fund	48,403,699	3,471,777	54,496,459	70,479	-
Total	$ 6,507,184,093	$ 2,505,928,441	$ 2,931,065,728	$ 94,589,547	$ 6,388,489,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $5,873,586,385) - See accompanying schedule		$ 6,388,489,996
Receivable for investments sold		19,105,232
Receivable for fund shares sold		6,104,178
Total assets		6,413,699,406

Liabilities
Payable for investments purchased	$ 6,720,574
Payable for fund shares redeemed	18,493,335
Total liabilities		25,213,909

Net Assets		$ 6,388,485,497
Net Assets consist of:
Paid in capital		$ 5,656,978,542
Undistributed net investment income		17,314,079
Accumulated undistributed net realized gain (loss) on investments		199,289,265
Net unrealized appreciation (depreciation) on investments		514,903,611
Net Assets, for 494,747,722 shares outstanding		$ 6,388,485,497
Net Asset Value, offering price and redemption price per share ($6,388,485,497 ÷ 494,747,722 shares)		$ 12.91

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 94,589,547

Expenses
Independent trustees' compensation	$ 24,564
Total expenses before reductions	24,564
Expense reductions	(24,564)	-
Net investment income (loss)		94,589,547
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	164,709,182
Capital gain distributions from underlying funds	150,620,751
Total net realized gain (loss)		315,329,933
Change in net unrealized appreciation (depreciation) on underlying funds		141,730,739
Net gain (loss)		457,060,672
Net increase (decrease) in net assets resulting from operations		$ 551,650,219

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,589,547	$ 104,883,570
Net realized gain (loss)	315,329,933	382,847,840
Change in net unrealized appreciation (depreciation)	141,730,739	(18,263,602)
Net increase (decrease) in net assets resulting from operations	551,650,219	469,467,808
Distributions to shareholders from net investment income	(90,435,088)	(110,329,490)
Distributions to shareholders from net realized gain	(141,215,345)	(45,506,416)
Total distributions	(231,650,433)	(155,835,906)
Share transactions Proceeds from sales of shares	1,789,616,931	1,800,318,470
Reinvestment of distributions	230,425,067	155,091,386
Cost of shares redeemed	(2,458,725,456)	(3,017,087,231)
Net increase (decrease) in net assets resulting from share transactions	(438,683,458)	(1,061,677,375)
Total increase (decrease) in net assets	(118,683,672)	(748,045,473)

Net Assets
Beginning of period	6,507,169,169	7,255,214,642
End of period (including undistributed net investment income of $17,314,079 and undistributed net investment income of $13,159,621, respectively)	$ 6,388,485,497	$ 6,507,169,169
Other Information Shares
Sold	142,426,148	152,357,073
Issued in reinvestment of distributions	18,209,266	13,251,938
Redeemed	(195,752,343)	(256,121,423)
Net increase (decrease)	(35,116,929)	(90,512,412)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.69	$ 11.74	$ 10.74	$ 8.13
Income from Investment Operations
Net investment income (loss) B	.18	.18	.20	.18	.24
Net realized and unrealized gain (loss)	.91	.69	.12	1.12	2.70
Total from investment operations	1.09	.87	.32	1.30	2.94
Distributions from net investment income	(.18)	(.20)	(.21)	(.20)	(.24)
Distributions from net realized gain	(.28)	(.08)	(.16)	(.10)	(.09)
Total distributions	(.46)	(.28)	(.37)	(.30)	(.33) F
Net asset value, end of period	$ 12.91	$ 12.28	$ 11.69	$ 11.74	$ 10.74
Total Return A	8.95%	7.60%	2.95%	12.24%	36.33%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.57%	1.71%	1.66%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,388,485	$ 6,507,169	$ 7,255,215	$ 8,851,315	$ 8,848,519
Portfolio turnover rate C	39%	23%	24%	43%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.3	1.1
Fidelity Series 1000 Value Index Fund	0.8	0.0
Fidelity Series All-Sector Equity Fund	5.2	5.1
Fidelity Series Blue Chip Growth Fund	4.3	0.0
Fidelity Series Commodity Strategy Fund	1.1	5.7
Fidelity Series Equity-Income Fund	6.5	3.5
Fidelity Series Growth & Income Fund	5.0	1.3
Fidelity Series Growth Company Fund	5.4	0.0
Fidelity Series Intrinsic Opportunities Fund	3.2	2.6
Fidelity Series Opportunistic Insights Fund	3.2	2.7
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Discovery Fund	0.7	0.0
Fidelity Series Small Cap Opportunities Fund	2.6	1.4
Fidelity Series Stock Selector Large Cap Value Fund	4.4	3.1
Fidelity Blue Chip Growth Fund	0.0	3.9
Fidelity Growth Company Fund	0.0	4.9
Fidelity Series Large Cap Value Fund	0.0	2.6
Fidelity Small Cap Growth Fund	0.0	0.8
Fidelity Small Cap Value Fund	0.0	0.7
	44.3	39.9
International Equity Funds
Fidelity Series Emerging Markets Fund	3.9	3.2
Fidelity Series International Growth Fund	6.6	5.4
Fidelity Series International Small Cap Fund	1.5	1.1
Fidelity Series International Value Fund	6.6	5.3
	18.6	15.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	6.0	5.1
Fidelity Series Inflation-Protected Bond Index Fund	0.9	8.3
Fidelity Series Investment Grade Bond Fund	21.5	22.0
Fidelity Series Real Estate Income Fund	0.5	0.6
	30.7	37.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.5	4.0
Fidelity Short-Term Bond Fund	2.9	3.3
	6.4	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.3%
International Equity Funds	18.6%
Bond Funds	30.7%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds**	39.9%
International Equity Funds	15.0%
Bond Funds	37.8%
Short-Term Funds	7.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series 100 Index Fund (c)	14,027,456	$ 170,714,134
Fidelity Series 1000 Value Index Fund (c)	9,986,326	106,653,964
Fidelity Series All-Sector Equity Fund (c)	48,796,907	689,012,324
Fidelity Series Blue Chip Growth Fund (c)	53,080,967	574,866,870
Fidelity Series Commodity Strategy Fund (a)(c)	18,012,499	152,205,617
Fidelity Series Equity-Income Fund (c)	69,300,107	865,558,337
Fidelity Series Growth & Income Fund (c)	51,364,761	666,200,956
Fidelity Series Growth Company Fund (c)	66,092,377	715,780,446
Fidelity Series Intrinsic Opportunities Fund (c)	30,806,659	428,212,561
Fidelity Series Opportunistic Insights Fund (c)	31,184,073	435,329,662
Fidelity Series Real Estate Equity Fund (c)	6,251,456	80,768,805
Fidelity Series Small Cap Discovery Fund (c)	9,346,300	96,453,819
Fidelity Series Small Cap Opportunities Fund (c)	25,574,709	347,048,808
Fidelity Series Stock Selector Large Cap Value Fund (c)	46,764,605	585,492,849
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,139,560,241)		5,914,299,152
International Equity Funds - 18.6%

Fidelity Series Emerging Markets Fund (c)	30,342,786	520,378,783
Fidelity Series International Growth Fund (c)	61,677,188	873,348,978
Fidelity Series International Small Cap Fund (c)	12,523,286	202,752,005
Fidelity Series International Value Fund (c)	79,337,663	882,234,808
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,131,670,417)		2,478,714,574
Bond Funds - 30.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	8,984,378	$ 91,640,657
Fidelity Series Floating Rate High Income Fund (c)	13,961,655	146,038,914
Fidelity Series High Income Fund (c)	75,604,718	800,653,966
Fidelity Series Inflation-Protected Bond Index Fund (c)	12,827,307	126,348,976
Fidelity Series Investment Grade Bond Fund (c)	255,228,949	2,873,877,960
Fidelity Series Real Estate Income Fund (c)	5,655,016	63,788,575
TOTAL BOND FUNDS (Cost $4,075,069,243)		4,102,349,048
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	466,401,937	466,401,937
Fidelity Short-Term Bond Fund (c)	44,496,982	382,229,079
TOTAL SHORT-TERM FUNDS (Cost $846,424,451)		848,631,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,192,724,352)		13,343,993,790
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,577)
NET ASSETS - 100%		$ 13,343,983,213
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 492,062,782	$ 67,146,682	$ 625,801,748	$ 1,275,642	$ -
Fidelity Disciplined Equity Fund	108,272,106	122,145	113,485,481	-	-
Fidelity Growth Company Fund	663,180,853	42,266,051	823,490,272	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	500,577,942	79,681,110	113,857,116	502,387	466,401,937
Fidelity Series 100 Index Fund	167,578,924	27,819,148	51,820,778	3,242,705	170,714,134
Fidelity Series 1000 Value Index Fund	-	106,397,080	5,947,383	350,565	106,653,964
Fidelity Series All-Sector Equity Fund	725,747,232	88,646,836	196,092,334	6,030,547	689,012,324
Fidelity Series Blue Chip Growth Fund	-	581,785,043	53,143,596	504,157	574,866,870
Fidelity Series Commodity Strategy Fund	793,221,467	103,283,701	680,123,050	-	152,205,617
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 106,653,094	$ 10,594,795	$ 18,832,318	$ 5,224,629	$ 91,640,657
Fidelity Series Emerging Markets Fund	432,568,504	131,538,445	54,805,646	4,771,769	520,378,783
Fidelity Series Equity-Income Fund	460,774,634	549,467,271	211,322,521	11,676,332	865,558,337
Fidelity Series Floating Rate High Income Fund	154,240,602	17,699,667	23,493,589	6,458,539	146,038,914
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	168,043,313	577,377,018	127,860,163	3,890,423	666,200,956
Fidelity Series Growth Company Fund	-	712,352,624	53,109,729	476,879	715,780,446
Fidelity Series High Income Fund	731,007,157	190,077,150	126,405,454	38,903,041	800,653,966
Fidelity Series Inflation-Protected Bond Index Fund	1,109,832,266	138,195,104	1,056,144,764	118,875	126,348,976
Fidelity Series International Growth Fund	714,965,886	189,863,559	114,631,232	5,660,853	873,348,978
Fidelity Series International Small Cap Fund	145,365,421	61,709,678	30,478,158	1,301,332	202,752,005
Fidelity Series International Value Fund	707,702,951	214,235,135	129,396,547	17,390,052	882,234,808
Fidelity Series Intrinsic Opportunities Fund	261,908,477	150,261,828	51,792,164	4,351,079	428,212,561
Fidelity Series Investment Grade Bond Fund	2,944,508,889	395,073,888	394,372,025	69,559,676	2,873,877,960
Fidelity Series Large Cap Value Fund	429,894,987	112,736,614	507,436,199	4,416,753	-
Fidelity Series Opportunistic Insights Fund	335,611,023	81,083,027	69,541,683	-	435,329,662
Fidelity Series Real Estate Equity Fund	72,192,684	18,632,665	9,757,774	1,176,403	80,768,805
Fidelity Series Real Estate Income Fund	81,896,972	9,234,317	24,492,467	3,964,123	63,788,575
Fidelity Series Small Cap Discovery Fund	-	100,962,739	7,582,989	96,598	96,453,819
Fidelity Series Small Cap Opportunities Fund	188,084,857	193,939,339	58,181,942	78,222	347,048,808
Fidelity Series Stock Selector Large Cap Value Fund	463,784,970	217,833,943	146,850,606	5,744,654	585,492,849
Fidelity Short-Term Bond Fund	410,672,936	68,293,719	96,236,703	3,507,583	382,229,079
Fidelity Small Cap Growth Fund	101,126,412	11,712,172	120,755,737	-	-
Fidelity Small Cap Value Fund	108,495,992	7,412,998	121,864,617	153,143	-
Total	$ 13,579,973,333	$ 5,257,435,491	$ 6,219,106,785	$ 200,826,961	$ 13,343,993,790
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $12,192,724,352) - See accompanying schedule		$ 13,343,993,790
Receivable for investments sold		51,378,399
Receivable for fund shares sold		14,937,494
Other receivables		114,209
Total assets		13,410,423,892

Liabilities
Payable for investments purchased	$ 16,877,261
Payable for fund shares redeemed	49,449,209
Other payables and accrued expenses	114,209
Total liabilities		66,440,679

Net Assets		$ 13,343,983,213
Net Assets consist of:
Paid in capital		$ 11,663,854,608
Undistributed net investment income		34,356,966
Accumulated undistributed net realized gain (loss) on investments		494,502,201
Net unrealized appreciation (depreciation) on investments		1,151,269,438
Net Assets, for 844,175,962 shares outstanding		$ 13,343,983,213
Net Asset Value, offering price and redemption price per share ($13,343,983,213 ÷ 844,175,962 shares)		$ 15.81

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 200,826,961

Expenses
Independent trustees' compensation	$ 51,341
Total expenses before reductions	51,341
Expense reductions	(51,341)	-
Net investment income (loss)		200,826,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	434,525,887
Capital gain distributions from underlying funds	334,909,639
Total net realized gain (loss)		769,435,526
Change in net unrealized appreciation (depreciation) on underlying funds		291,167,426
Net gain (loss)		1,060,602,952
Net increase (decrease) in net assets resulting from operations		$ 1,261,429,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,826,961	$ 232,843,698
Net realized gain (loss)	769,435,526	966,217,209
Change in net unrealized appreciation (depreciation)	291,167,426	(145,899,197)
Net increase (decrease) in net assets resulting from operations	1,261,429,913	1,053,161,710
Distributions to shareholders from net investment income	(195,765,130)	(243,387,454)
Distributions to shareholders from net realized gain	(306,443,495)	(89,218,598)
Total distributions	(502,208,625)	(332,606,052)
Share transactions Proceeds from sales of shares	2,983,245,610	3,011,958,439
Reinvestment of distributions	500,298,195	331,286,060
Cost of shares redeemed	(4,478,732,337)	(5,907,826,193)
Net increase (decrease) in net assets resulting from share transactions	(995,188,532)	(2,564,581,694)
Total increase (decrease) in net assets	(235,967,244)	(1,844,026,036)

Net Assets
Beginning of period	13,579,950,457	15,423,976,493
End of period (including undistributed net investment income of $34,356,966 and undistributed net investment income of $29,295,135, respectively)	$ 13,343,983,213	$ 13,579,950,457
Other Information Shares
Sold	194,232,688	210,663,326
Issued in reinvestment of distributions	32,283,255	23,411,907
Redeemed	(291,421,357)	(414,285,789)
Net increase (decrease)	(64,905,414)	(180,210,556)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 14.16	$ 14.33	$ 12.98	$ 9.42
Income from Investment Operations
Net investment income (loss) B	.23	.24	.24	.22	.27
Net realized and unrealized gain (loss)	1.22	.89	.08	1.50	3.68
Total from investment operations	1.45	1.13	.32	1.72	3.95
Distributions from net investment income	(.23)	(.25)	(.26)	(.24)	(.29)
Distributions from net realized gain	(.36)	(.10)	(.22)	(.14)	(.11)
Total distributions	(.58) I	(.35)	(.49) H	(.37) G	(.39) F
Net asset value, end of period	$ 15.81	$ 14.94	$ 14.16	$ 14.33	$ 12.98
Total Return A	9.83%	8.12%	2.45%	13.47%	42.19%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.65%	1.74%	1.69%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,343,983	$ 13,579,950	$ 15,423,976	$ 19,923,391	$ 20,563,040
Portfolio turnover rate C	39%	25%	24%	42%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

H Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.5	1.4
Fidelity Series 1000 Value Index Fund	1.0	0.0
Fidelity Series All-Sector Equity Fund	6.1	6.2
Fidelity Series Blue Chip Growth Fund	5.1	0.0
Fidelity Series Commodity Strategy Fund	1.3	7.0
Fidelity Series Equity-Income Fund	7.5	4.2
Fidelity Series Growth & Income Fund	5.8	1.7
Fidelity Series Growth Company Fund	6.3	0.0
Fidelity Series Intrinsic Opportunities Fund	3.7	3.2
Fidelity Series Opportunistic Insights Fund	3.8	3.2
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Discovery Fund	0.9	0.0
Fidelity Series Small Cap Opportunities Fund	3.1	1.7
Fidelity Series Stock Selector Large Cap Value Fund	4.9	3.8
Fidelity Blue Chip Growth Fund	0.0	4.7
Fidelity Growth Company Fund	0.0	6.0
Fidelity Series Large Cap Value Fund	0.0	3.2
Fidelity Small Cap Growth Fund	0.0	0.9
Fidelity Small Cap Value Fund	0.0	0.9
	51.7	48.8
International Equity Funds
Fidelity Series Emerging Markets Fund	4.6	3.9
Fidelity Series International Growth Fund	7.7	6.4
Fidelity Series International Small Cap Fund	1.8	1.4
Fidelity Series International Value Fund	7.7	6.5
	21.8	18.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.9	1.0
Fidelity Series High Income Fund	6.3	6.8
Fidelity Series Inflation-Protected Bond Index Fund	0.5	5.6
Fidelity Series Investment Grade Bond Fund	17.1	17.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	26.0	32.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.3	0.5
Fidelity Short-Term Bond Fund	0.2	0.5
	0.5	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.7%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.5%

Six months ago
Domestic Equity Funds**	48.8%
International Equity Funds	18.2%
Bond Funds	32.0%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,173,477	$ 135,981,212
Fidelity Series 1000 Value Index Fund (c)	8,461,308	90,366,773
Fidelity Series All-Sector Equity Fund (c)	38,216,397	539,615,520
Fidelity Series Blue Chip Growth Fund (c)	41,564,005	450,138,170
Fidelity Series Commodity Strategy Fund (a)(c)	13,179,861	111,369,829
Fidelity Series Equity-Income Fund (c)	53,386,243	666,794,181
Fidelity Series Growth & Income Fund (c)	39,664,201	514,444,684
Fidelity Series Growth Company Fund (c)	51,205,430	554,554,808
Fidelity Series Intrinsic Opportunities Fund (c)	23,863,101	331,697,110
Fidelity Series Opportunistic Insights Fund (c)	24,264,102	338,726,862
Fidelity Series Real Estate Equity Fund (c)	4,689,261	60,585,246
Fidelity Series Small Cap Discovery Fund (c)	7,778,541	80,274,543
Fidelity Series Small Cap Opportunities Fund (c)	20,184,239	273,900,130
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,720,468	434,700,255
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,981,808,103)		4,583,149,323
International Equity Funds - 21.8%

Fidelity Series Emerging Markets Fund (c)	24,018,052	411,909,585
Fidelity Series International Growth Fund (c)	47,878,020	677,952,768
Fidelity Series International Small Cap Fund (c)	10,072,387	163,071,946
Fidelity Series International Value Fund (c)	61,411,014	682,890,475
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,647,561,526)		1,935,824,774
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,960,779	$ 60,799,948
Fidelity Series Floating Rate High Income Fund (c)	7,689,582	80,433,032
Fidelity Series High Income Fund (c)	52,733,205	558,444,640
Fidelity Series Inflation-Protected Bond Index Fund (c)	4,703,015	46,324,698
Fidelity Series Investment Grade Bond Fund (c)	134,684,037	1,516,542,260
Fidelity Series Real Estate Income Fund (c)	3,756,777	42,376,447
TOTAL BOND FUNDS (Cost $2,272,200,074)		2,304,921,025
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	22,696,772	22,696,772
Fidelity Short-Term Bond Fund (c)	2,160,748	18,560,826
TOTAL SHORT-TERM FUNDS (Cost $41,170,002)		41,257,598
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,942,739,705)		8,865,152,720
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51)
NET ASSETS - 100%		$ 8,865,152,669
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 361,156,496	$ 54,834,086	$ 465,912,008	$ 972,833	$ -
Fidelity Disciplined Equity Fund	79,885,277	324,471	84,012,318	-	-
Fidelity Growth Company Fund	498,402,031	38,278,307	626,643,203	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	32,776,776	30,428,252	40,508,256	33,211	22,696,772
Fidelity Series 100 Index Fund	124,241,484	22,184,953	31,513,591	2,509,486	135,981,212
Fidelity Series 1000 Value Index Fund	-	90,064,583	4,533,278	267,331	90,366,773
Fidelity Series All-Sector Equity Fund	534,286,119	78,109,683	125,995,880	4,721,935	539,615,520
Fidelity Series Blue Chip Growth Fund	-	446,361,346	31,854,310	386,480	450,138,170
Fidelity Series Commodity Strategy Fund	591,093,320	113,251,196	542,382,614	-	111,369,829
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 63,844,839	$ 10,201,252	$ 9,193,825	$ 3,285,948	$ 60,799,948
Fidelity Series Emerging Markets Fund	316,171,663	131,500,580	43,601,082	3,847,667	411,909,585
Fidelity Series Equity-Income Fund	332,472,297	371,178,862	85,955,115	8,733,362	666,794,181
Fidelity Series Floating Rate High Income Fund	80,151,717	12,532,273	10,935,331	3,471,291	80,433,032
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	121,469,306	401,003,329	44,025,870	3,004,471	514,444,684
Fidelity Series Growth Company Fund	-	547,984,303	36,996,750	364,869	554,554,808
Fidelity Series High Income Fund	569,830,215	97,133,315	113,064,289	30,275,772	558,444,640
Fidelity Series Inflation-Protected Bond Index Fund	441,919,712	88,673,426	458,075,017	44,206	46,324,698
Fidelity Series International Growth Fund	522,512,545	167,881,549	75,899,284	4,525,967	677,952,768
Fidelity Series International Small Cap Fund	106,278,239	51,572,830	15,452,007	1,025,405	163,071,946
Fidelity Series International Value Fund	517,854,612	171,364,819	75,012,307	13,907,583	682,890,475
Fidelity Series Intrinsic Opportunities Fund	202,438,452	112,552,887	36,490,624	3,388,810	331,697,110
Fidelity Series Investment Grade Bond Fund	1,412,229,289	314,685,549	176,243,872	35,162,952	1,516,542,260
Fidelity Series Large Cap Value Fund	321,132,608	91,612,240	385,030,749	3,443,575	-
Fidelity Series Opportunistic Insights Fund	242,695,836	75,271,755	45,686,558	-	338,726,862
Fidelity Series Real Estate Equity Fund	50,770,463	16,563,529	6,478,635	871,942	60,585,246
Fidelity Series Real Estate Income Fund	45,908,504	7,266,517	9,263,738	2,413,955	42,376,447
Fidelity Series Small Cap Discovery Fund	-	82,720,083	4,963,297	79,762	80,274,543
Fidelity Series Small Cap Opportunities Fund	138,822,327	147,299,240	30,028,684	59,381	273,900,130
Fidelity Series Stock Selector Large Cap Value Fund	335,196,146	142,687,524	82,012,003	4,110,787	434,700,255
Fidelity Short-Term Bond Fund	26,919,395	23,411,743	31,735,154	223,664	18,560,826
Fidelity Small Cap Growth Fund	76,800,863	10,212,202	93,169,163	-	-
Fidelity Small Cap Value Fund	82,624,629	7,494,094	94,816,390	123,548	-
Total	$ 8,229,885,160	$ 3,956,640,778	$ 3,917,485,202	$ 131,256,193	$ 8,865,152,720
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $7,942,739,705) - See accompanying schedule		$ 8,865,152,720
Receivable for investments sold		37,820,638
Receivable for fund shares sold		10,943,063
Total assets		8,913,916,421

Liabilities
Payable for investments purchased	$ 20,368,287
Payable for fund shares redeemed	28,395,465
Total liabilities		48,763,752

Net Assets		$ 8,865,152,669
Net Assets consist of:
Paid in capital		$ 7,593,755,345
Undistributed net investment income		19,532,131
Accumulated undistributed net realized gain (loss) on investments		329,452,178
Net unrealized appreciation (depreciation) on investments		922,413,015
Net Assets, for 657,401,798 shares outstanding		$ 8,865,152,669
Net Asset Value, offering price and redemption price per share ($8,865,152,669 ÷ 657,401,798 shares)		$ 13.49

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 131,256,193

Expenses
Independent trustees' compensation	$ 32,460
Total expenses before reductions	32,460
Expense reductions	(32,460)	-
Net investment income (loss)		131,256,193
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	256,506,789
Capital gain distributions from underlying funds	251,721,983
Total net realized gain (loss)		508,228,772
Change in net unrealized appreciation (depreciation) on underlying funds		339,592,482
Net gain (loss)		847,821,254
Net increase (decrease) in net assets resulting from operations		$ 979,077,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 131,256,193	$ 140,023,295
Net realized gain (loss)	508,228,772	300,476,835
Change in net unrealized appreciation (depreciation)	339,592,482	245,402,402
Net increase (decrease) in net assets resulting from operations	979,077,447	685,902,532
Distributions to shareholders from net investment income	(128,129,218)	(143,208,455)
Distributions to shareholders from net realized gain	(255,623,742)	(41,403,773)
Total distributions	(383,752,960)	(184,612,228)
Share transactions Proceeds from sales of shares	2,313,017,183	2,165,051,657
Reinvestment of distributions	382,765,357	184,222,369
Cost of shares redeemed	(2,655,839,084)	(3,219,615,558)
Net increase (decrease) in net assets resulting from share transactions	39,943,456	(870,341,532)
Total increase (decrease) in net assets	635,267,943	(369,051,228)

Net Assets
Beginning of period	8,229,884,726	8,598,935,954
End of period (including undistributed net investment income of $19,532,131 and undistributed net investment income of $16,405,156, respectively)	$ 8,865,152,669	$ 8,229,884,726
Other Information Shares
Sold	177,835,325	181,648,013
Issued in reinvestment of distributions	29,206,295	15,600,566
Redeemed	(203,894,544)	(271,318,538)
Net increase (decrease)	3,147,076	(74,069,959)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.81	$ 12.02	$ 10.77	$ 7.68
Income from Investment Operations
Net investment income (loss) B	.20	.21	.20	.18	.22
Net realized and unrealized gain (loss)	1.30	.84	-	1.37	3.18
Total from investment operations	1.50	1.05	.20	1.55	3.40
Distributions from net investment income	(.20)	(.22)	(.22)	(.19)	(.21)
Distributions from net realized gain	(.39)	(.06)	(.19)	(.11)	(.10)
Total distributions	(.59)	(.28)	(.41)	(.30)	(.31) F
Net asset value, end of period	$ 13.49	$ 12.58	$ 11.81	$ 12.02	$ 10.77
Total Return A	12.08%	9.03%	1.93%	14.57%	44.43%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.73%	1.75%	1.67%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,865,153	$ 8,229,885	$ 8,598,936	$ 10,159,991	$ 9,301,452
Portfolio turnover rate C	46%	31%	28%	49%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.8	1.5
Fidelity Series 1000 Value Index Fund	1.2	0.0
Fidelity Series All-Sector Equity Fund	6.9	6.6
Fidelity Series Blue Chip Growth Fund	5.9	0.0
Fidelity Series Commodity Strategy Fund	1.2	7.4
Fidelity Series Equity-Income Fund	9.0	4.4
Fidelity Series Growth & Income Fund	6.9	1.7
Fidelity Series Growth Company Fund	7.4	0.0
Fidelity Series Intrinsic Opportunities Fund	4.4	3.3
Fidelity Series Opportunistic Insights Fund	4.5	3.5
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Discovery Fund	1.0	0.0
Fidelity Series Small Cap Opportunities Fund	3.6	1.8
Fidelity Series Stock Selector Large Cap Value Fund	6.0	4.0
Fidelity Blue Chip Growth Fund	0.0	5.0
Fidelity Growth Company Fund	0.0	6.3
Fidelity Series Large Cap Value Fund	0.0	3.4
Fidelity Small Cap Growth Fund	0.0	1.0
Fidelity Small Cap Value Fund	0.0	1.0
	60.5	51.6
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.2
Fidelity Series International Growth Fund	9.1	6.8
Fidelity Series International Small Cap Fund	2.0	1.4
Fidelity Series International Value Fund	9.1	6.9
	25.7	19.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.9
Fidelity Series High Income Fund	6.6	6.9
Fidelity Series Inflation-Protected Bond Index Fund	0.1	2.8
Fidelity Series Investment Grade Bond Fund	5.1	17.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	13.8	29.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.5%
International Equity Funds	25.7%
Bond Funds	13.8%

Six months ago
Domestic Equity Funds**	51.6%
International Equity Funds	19.3%
Bond Funds	29.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Fidelity Series 100 Index Fund (b)	16,175,408	$ 196,854,718
Fidelity Series 1000 Value Index Fund (b)	12,426,965	132,719,985
Fidelity Series All-Sector Equity Fund (b)	53,153,712	750,530,409
Fidelity Series Blue Chip Growth Fund (b)	59,589,634	645,355,733
Fidelity Series Commodity Strategy Fund (a)(b)	15,486,021	130,856,874
Fidelity Series Equity-Income Fund (b)	78,407,241	979,306,437
Fidelity Series Growth & Income Fund (b)	57,906,008	751,040,925
Fidelity Series Growth Company Fund (b)	75,066,298	812,968,012
Fidelity Series Intrinsic Opportunities Fund (b)	35,054,605	487,259,008
Fidelity Series Opportunistic Insights Fund (b)	35,115,634	490,214,253
Fidelity Series Real Estate Equity Fund (b)	6,016,941	77,738,879
Fidelity Series Small Cap Discovery Fund (b)	10,844,366	111,913,861
Fidelity Series Small Cap Opportunities Fund (b)	29,273,323	397,238,995
Fidelity Series Stock Selector Large Cap Value Fund (b)	52,111,699	652,438,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,805,738,524)		6,616,436,566
International Equity Funds - 25.7%

Fidelity Series Emerging Markets Fund (b)	35,015,577	600,517,152
Fidelity Series International Growth Fund (b)	70,255,038	994,811,339
Fidelity Series International Small Cap Fund (b)	13,782,488	223,138,476
Fidelity Series International Value Fund (b)	89,200,291	991,907,231
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,460,740,341)		2,810,374,198
Bond Funds - 13.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (b)	7,341,770	$ 74,886,059
Fidelity Series Floating Rate High Income Fund (b)	8,886,616	92,954,002
Fidelity Series High Income Fund (b)	67,876,589	718,813,081
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,206,401	11,883,054
Fidelity Series Investment Grade Bond Fund (b)	49,388,654	556,116,244
Fidelity Series Real Estate Income Fund (b)	4,617,504	52,085,449
TOTAL BOND FUNDS (Cost $1,463,554,918)		1,506,737,889
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,730,033,783)		10,933,548,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		86
NET ASSETS - 100%		$ 10,933,548,739
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 487,624,225	$ 60,555,547	$ 615,374,546	$ 1,304,737	$ -
Fidelity Disciplined Equity Fund	107,095,744	153,201	112,431,415	-	-
Fidelity Growth Company Fund	674,931,574	33,233,323	830,292,617	-	-
Fidelity Series 100 Index Fund	166,481,556	43,453,440	41,868,423	3,769,400	196,854,718
Fidelity Series 1000 Value Index Fund	-	134,708,687	8,720,931	370,914	132,719,985
Fidelity Series All-Sector Equity Fund	720,496,458	126,833,950	167,215,089	6,594,223	750,530,409
Fidelity Series Blue Chip Growth Fund	-	649,911,992	54,220,077	544,381	645,355,733
Fidelity Series Commodity Strategy Fund	802,421,860	129,782,198	734,440,848	-	130,856,874
Fidelity Series Emerging Markets Debt Fund	83,008,083	10,327,248	13,164,654	4,194,987	74,886,059
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 428,616,306	$ 235,686,652	$ 74,918,011	$ 6,116,708	$ 600,517,152
Fidelity Series Equity-Income Fund	456,590,441	578,967,538	123,626,119	12,365,973	979,306,437
Fidelity Series Floating Rate High Income Fund	96,138,999	12,035,336	13,692,808	4,103,978	92,954,002
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	166,777,913	621,762,420	86,294,323	4,320,412	751,040,925
Fidelity Series Growth Company Fund	-	805,927,849	55,801,982	544,315	812,968,012
Fidelity Series High Income Fund	743,549,405	115,683,722	146,187,739	39,476,825	718,813,081
Fidelity Series Inflation-Protected Bond Index Fund	269,213,630	67,928,022	310,300,697	14,371	11,883,054
Fidelity Series International Growth Fund	709,484,571	336,728,601	138,943,576	7,027,404	994,811,339
Fidelity Series International Small Cap Fund	143,975,076	77,386,838	26,602,506	1,564,640	223,138,476
Fidelity Series International Value Fund	703,646,006	325,724,960	129,931,917	20,785,489	991,907,231
Fidelity Series Intrinsic Opportunities Fund	274,048,747	205,104,426	65,766,044	4,833,089	487,259,008
Fidelity Series Investment Grade Bond Fund	1,847,181,730	350,431,225	1,590,036,293	30,607,858	556,116,244
Fidelity Series Large Cap Value Fund	435,825,680	120,663,724	518,594,092	4,687,128	-
Fidelity Series Opportunistic Insights Fund	333,229,823	144,764,793	80,686,314	-	490,214,253
Fidelity Series Real Estate Equity Fund	68,265,551	20,317,109	10,313,851	1,156,361	77,738,879
Fidelity Series Real Estate Income Fund	54,011,577	7,631,429	7,799,635	2,911,908	52,085,449
Fidelity Series Small Cap Discovery Fund	-	117,494,919	9,403,464	106,240	111,913,861
Fidelity Series Small Cap Opportunities Fund	187,307,306	233,924,080	49,682,035	80,136	397,238,995
Fidelity Series Stock Selector Large Cap Value Fund	460,345,409	271,100,170	130,663,500	6,410,035	652,438,477
Fidelity Small Cap Growth Fund	104,061,555	12,818,340	125,187,667	-	-
Fidelity Small Cap Value Fund	112,068,277	8,791,350	127,193,082	167,177	-
Total	$ 10,636,397,502	$ 5,859,833,089	$ 6,399,354,255	$ 164,058,689	$ 10,933,548,653
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $9,730,033,783) - See accompanying schedule		$ 10,933,548,653
Receivable for investments sold		32,921,076
Receivable for fund shares sold		12,200,414
Other receivables		80,570
Total assets		10,978,750,713

Liabilities
Payable for investments purchased	$ 8,750,477
Payable for fund shares redeemed	36,370,925
Other payables and accrued expenses	80,572
Total liabilities		45,201,974

Net Assets		$ 10,933,548,739
Net Assets consist of:
Paid in capital		$ 9,345,936,668
Undistributed net investment income		15,337,721
Accumulated undistributed net realized gain (loss) on investments		368,759,480
Net unrealized appreciation (depreciation) on investments		1,203,514,870
Net Assets, for 663,721,767 shares outstanding		$ 10,933,548,739
Net Asset Value, offering price and redemption price per share ($10,933,548,739 ÷ 663,721,767 shares)		$ 16.47

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 164,058,689

Expenses
Independent trustees' compensation	$ 41,364
Total expenses before reductions	41,364
Expense reductions	(41,364)	-
Net investment income (loss)		164,058,689
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	329,093,039
Capital gain distributions from underlying funds	346,704,088
Total net realized gain (loss)		675,797,127
Change in net unrealized appreciation (depreciation) on underlying funds		507,568,680
Net gain (loss)		1,183,365,807
Net increase (decrease) in net assets resulting from operations		$ 1,347,424,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 164,058,689	$ 191,240,952
Net realized gain (loss)	675,797,127	692,932,845
Change in net unrealized appreciation (depreciation)	507,568,680	41,418,078
Net increase (decrease) in net assets resulting from operations	1,347,424,496	925,591,875
Distributions to shareholders from net investment income	(169,795,986)	(197,568,570)
Distributions to shareholders from net realized gain	(171,704,685)	(49,492,170)
Total distributions	(341,500,671)	(247,060,740)
Share transactions Proceeds from sales of shares	2,439,155,764	2,435,501,325
Reinvestment of distributions	340,644,395	246,356,389
Cost of shares redeemed	(3,488,572,553)	(4,378,903,589)
Net increase (decrease) in net assets resulting from share transactions	(708,772,394)	(1,697,045,875)
Total increase (decrease) in net assets	297,151,431	(1,018,514,740)

Net Assets
Beginning of period	10,636,397,308	11,654,912,048
End of period (including undistributed net investment income of $15,337,721 and undistributed net investment income of $21,075,017, respectively)	$ 10,933,548,739	$ 10,636,397,308
Other Information Shares
Sold	154,825,192	171,683,612
Issued in reinvestment of distributions	21,082,429	17,520,585
Redeemed	(220,419,480)	(309,491,711)
Net increase (decrease)	(44,511,859)	(120,287,514)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 14.07	$ 14.40	$ 12.87	$ 8.97
Income from Investment Operations
Net investment income (loss) B	.24	.25	.24	.21	.23
Net realized and unrealized gain (loss)	1.71	1.04	(.07)	1.67	4.02
Total from investment operations	1.95	1.29	.17	1.88	4.25
Distributions from net investment income	(.25)	(.27)	(.26)	(.22)	(.24)
Distributions from net realized gain	(.25)	(.07)	(.24)	(.13)	(.11)
Total distributions	(.50)	(.34)	(.50)	(.35)	(.35) F
Net asset value, end of period	$ 16.47	$ 15.02	$ 14.07	$ 14.40	$ 12.87
Total Return A	13.08%	9.30%	1.48%	14.81%	47.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.77%	1.75%	1.62%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,933,549	$ 10,636,397	$ 11,654,912	$ 14,745,053	$ 14,595,428
Portfolio turnover rate C	54%	29%	26%	44%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.9	1.7
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.4	7.6
Fidelity Series Blue Chip Growth Fund	6.2	0.0
Fidelity Series Commodity Strategy Fund	0.9	8.5
Fidelity Series Equity-Income Fund	9.5	5.0
Fidelity Series Growth & Income Fund	7.2	2.1
Fidelity Series Growth Company Fund	7.6	0.0
Fidelity Series Intrinsic Opportunities Fund	4.7	3.8
Fidelity Series Opportunistic Insights Fund	4.6	3.9
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Discovery Fund	1.1	0.0
Fidelity Series Small Cap Opportunities Fund	3.8	2.1
Fidelity Series Stock Selector Large Cap Value Fund	6.3	4.5
Fidelity Blue Chip Growth Fund	0.0	5.7
Fidelity Growth Company Fund	0.0	7.2
Fidelity Series Large Cap Value Fund	0.0	3.9
Fidelity Small Cap Growth Fund	0.0	1.1
Fidelity Small Cap Value Fund	0.0	1.1
	63.3	59.0
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	4.9
Fidelity Series International Growth Fund	9.5	7.8
Fidelity Series International Small Cap Fund	2.1	1.6
Fidelity Series International Value Fund	9.5	7.8
	26.7	22.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.8
Fidelity Series High Income Fund	6.6	6.8
Fidelity Series Investment Grade Bond Fund	1.5	10.1
Fidelity Series Real Estate Income Fund	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund	0.0	0.0*
	10.0	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	59.0%
International Equity Funds	22.1%
Bond Funds	18.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series 100 Index Fund (b)	9,601,898	$ 116,855,094
Fidelity Series 1000 Value Index Fund (b)	7,394,177	78,969,816
Fidelity Series All-Sector Equity Fund (b)	32,269,541	455,645,924
Fidelity Series Blue Chip Growth Fund (b)	35,475,493	384,199,586
Fidelity Series Commodity Strategy Fund (a)(b)	7,056,245	59,625,273
Fidelity Series Equity-Income Fund (b)	46,865,974	585,356,017
Fidelity Series Growth & Income Fund (b)	34,344,917	445,453,573
Fidelity Series Growth Company Fund (b)	43,538,145	471,518,107
Fidelity Series Intrinsic Opportunities Fund (b)	20,792,455	289,015,131
Fidelity Series Opportunistic Insights Fund (b)	20,417,179	285,023,821
Fidelity Series Real Estate Equity Fund (b)	3,910,403	50,522,403
Fidelity Series Small Cap Discovery Fund (b)	6,553,223	67,629,258
Fidelity Series Small Cap Opportunities Fund (b)	17,173,512	233,044,554
Fidelity Series Stock Selector Large Cap Value Fund (b)	31,049,897	388,744,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,414,438,700)		3,911,603,267
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (b)	20,157,990	345,709,520
Fidelity Series International Growth Fund (b)	41,284,927	584,594,559

	Shares	Value
Fidelity Series International Small Cap Fund (b)	8,094,167	$ 131,044,568
Fidelity Series International Value Fund (b)	52,997,234	589,329,236
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,414,226,682)		1,650,677,883
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	4,150,893	42,339,110
Fidelity Series Floating Rate High Income Fund (b)	4,482,476	46,886,694
Fidelity Series High Income Fund (b)	38,820,981	411,114,191
Fidelity Series Investment Grade Bond Fund (b)	8,078,717	90,966,353
Fidelity Series Real Estate Income Fund (b)	2,620,243	29,556,336
TOTAL BOND FUNDS (Cost $594,572,072)		620,862,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,423,237,454)		6,183,143,834
NET OTHER ASSETS (LIABILITIES) - 0.0%		168
NET ASSETS - 100%		$ 6,183,144,002
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 298,998,948	$ 40,043,603	$ 380,571,674	$ 810,549	$ -
Fidelity Disciplined Equity Fund	66,212,676	291,345	69,664,334	-	-
Fidelity Growth Company Fund	414,650,988	24,638,205	514,580,193	-	-
Fidelity Series 100 Index Fund	102,799,140	19,532,085	23,017,510	2,119,701	116,855,094
Fidelity Series 1000 Value Index Fund	-	79,689,346	4,854,065	229,271	78,969,816
Fidelity Series All-Sector Equity Fund	442,293,979	68,221,374	99,223,008	3,981,734	455,645,924
Fidelity Series Blue Chip Growth Fund	-	378,837,711	24,290,918	324,520	384,199,586
Fidelity Series Commodity Strategy Fund	492,118,400	86,358,151	475,148,694	-	59,625,273
Fidelity Series Emerging Markets Debt Fund	43,409,832	7,975,008	6,216,059	2,282,314	42,339,110
Fidelity Series Emerging Markets Fund	262,195,289	127,607,618	51,498,725	3,491,466	345,709,520
Fidelity Series Equity-Income Fund	274,206,122	326,807,299	55,619,787	7,342,532	585,356,017
Fidelity Series Floating Rate High Income Fund	46,146,895	8,456,537	6,941,515	2,028,724	46,886,694
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	100,171,919	348,213,721	30,907,069	2,469,305	445,453,573
Fidelity Series Growth Company Fund	-	461,456,909	26,768,070	311,506	471,518,107
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 389,678,722	$ 77,357,469	$ 59,272,274	$ 21,450,071	$ 411,114,191
Fidelity Series Inflation-Protected Bond Index Fund	-	1,215,829	1,216,525	31	-
Fidelity Series International Growth Fund	432,552,372	165,622,597	67,279,399	3,943,046	584,594,559
Fidelity Series International Small Cap Fund	87,758,173	41,489,807	15,402,255	935,472	131,044,568
Fidelity Series International Value Fund	428,597,716	174,912,748	71,112,139	12,012,621	589,329,236
Fidelity Series Intrinsic Opportunities Fund	164,216,602	112,784,550	32,648,260	2,877,082	289,015,131
Fidelity Series Investment Grade Bond Fund	541,689,061	129,637,034	564,366,979	8,831,263	90,966,353
Fidelity Series Large Cap Value Fund	268,013,652	78,926,172	323,112,111	2,917,063	-
Fidelity Series Opportunistic Insights Fund	200,195,104	65,346,736	35,799,895	-	285,023,821
Fidelity Series Real Estate Equity Fund	41,801,081	15,105,478	6,089,337	730,962	50,522,403
Fidelity Series Real Estate Income Fund	26,049,104	8,009,399	3,710,971	1,517,343	29,556,336
Fidelity Series Small Cap Discovery Fund	-	70,263,842	4,756,391	67,275	67,629,258
Fidelity Series Small Cap Opportunities Fund	115,116,706	129,165,460	26,193,353	47,846	233,044,554
Fidelity Series Stock Selector Large Cap Value Fund	276,611,948	151,522,832	70,330,133	3,744,910	388,744,710
Fidelity Small Cap Growth Fund	64,072,307	8,814,548	77,985,234	-	-
Fidelity Small Cap Value Fund	68,974,089	6,609,291	79,450,265	104,142	-
Total	$ 5,648,530,825	$ 3,214,912,704	$ 3,208,027,142	$ 84,570,749	$ 6,183,143,834
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $5,423,237,454) - See accompanying schedule		$ 6,183,143,834
Receivable for investments sold		6,939,848
Receivable for fund shares sold		10,695,267
Total assets		6,200,778,949

Liabilities
Payable for investments purchased	$ 31,912
Payable for fund shares redeemed	17,603,035
Total liabilities		17,634,947

Net Assets		$ 6,183,144,002
Net Assets consist of:
Paid in capital		$ 5,164,141,522
Undistributed net investment income		7,474,991
Accumulated undistributed net realized gain (loss) on investments		251,621,109
Net unrealized appreciation (depreciation) on investments		759,906,380
Net Assets, for 454,054,684 shares outstanding		$ 6,183,144,002
Net Asset Value, offering price and redemption price per share ($6,183,144,002 ÷ 454,054,684 shares)		$ 13.62

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 84,570,749

Expenses
Independent trustees' compensation	$ 22,520
Total expenses before reductions	22,520
Expense reductions	(22,520)	-
Net investment income (loss)		84,570,749
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	186,367,930
Capital gain distributions from underlying funds	207,959,729
Total net realized gain (loss)		394,327,659
Change in net unrealized appreciation (depreciation) on underlying funds		341,346,689
Net gain (loss)		735,674,348
Net increase (decrease) in net assets resulting from operations		$ 820,245,097

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,570,749	$ 94,134,924
Net realized gain (loss)	394,327,659	223,921,042
Change in net unrealized appreciation (depreciation)	341,346,689	189,781,598
Net increase (decrease) in net assets resulting from operations	820,245,097	507,837,564
Distributions to shareholders from net investment income	(86,034,343)	(94,950,080)
Distributions to shareholders from net realized gain	(258,952,323)	(15,457,683)
Total distributions	(344,986,666)	(110,407,763)
Share transactions Proceeds from sales of shares	1,702,143,678	1,600,255,935
Reinvestment of distributions	344,488,628	110,279,193
Cost of shares redeemed	(1,987,277,487)	(2,316,826,416)
Net increase (decrease) in net assets resulting from share transactions	59,354,819	(606,291,288)
Total increase (decrease) in net assets	534,613,250	(208,861,487)

Net Assets
Beginning of period	5,648,530,752	5,857,392,239
End of period (including undistributed net investment income of $7,474,991 and undistributed net investment income of $8,938,586, respectively)	$ 6,183,144,002	$ 5,648,530,752
Other Information Shares
Sold	130,400,080	136,178,047
Issued in reinvestment of distributions	26,279,054	9,462,687
Redeemed	(151,979,015)	(197,756,468)
Net increase (decrease)	4,700,119	(52,115,734)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.68	$ 12.04	$ 10.66	$ 7.36
Income from Investment Operations
Net investment income (loss) B	.18	.20	.18	.16	.18
Net realized and unrealized gain (loss)	1.63	.93	(.14)	1.48	3.40
Total from investment operations	1.81	1.13	.04	1.64	3.58
Distributions from net investment income	(.19)	(.21)	(.19)	(.17)	(.18)
Distributions from net realized gain	(.57)	(.03)	(.21)	(.10)	(.10)
Total distributions	(.76)	(.24)	(.40)	(.26) G	(.28) F
Net asset value, end of period	$ 13.62	$ 12.57	$ 11.68	$ 12.04	$ 10.66
Total Return A	14.76%	9.85%	.63%	15.63%	48.79%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.70%	1.57%	1.49%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,183,144	$ 5,648,531	$ 5,857,392	$ 6,909,265	$ 6,082,003
Portfolio turnover rate C	54%	36%	30%	47%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.9	1.7
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.6	7.7
Fidelity Series Blue Chip Growth Fund	6.2	0.0
Fidelity Series Commodity Strategy Fund	1.0	8.7
Fidelity Series Equity-Income Fund	9.5	5.2
Fidelity Series Growth & Income Fund	7.1	2.1
Fidelity Series Growth Company Fund	7.6	0.0
Fidelity Series Intrinsic Opportunities Fund	4.6	3.9
Fidelity Series Opportunistic Insights Fund	4.6	4.1
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Discovery Fund	1.1	0.0
Fidelity Series Small Cap Opportunities Fund	3.7	2.1
Fidelity Series Stock Selector Large Cap Value Fund	6.3	4.7
Fidelity Blue Chip Growth Fund	0.0	5.8
Fidelity Growth Company Fund	0.0	7.4
Fidelity Series Large Cap Value Fund	0.0	4.1
Fidelity Small Cap Growth Fund	0.0	1.1
Fidelity Small Cap Value Fund	0.0	1.1
	63.3	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.0
Fidelity Series International Growth Fund	9.5	8.0
Fidelity Series International Small Cap Fund	2.1	1.6
Fidelity Series International Value Fund	9.5	8.0
	26.7	22.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.8
Fidelity Series High Income Fund	6.6	6.8
Fidelity Series Investment Grade Bond Fund	1.5	8.2
Fidelity Series Real Estate Income Fund	0.5	0.4
	10.0	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	22.6%
Bond Funds	16.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series 100 Index Fund (b)	10,861,352	$ 132,182,651
Fidelity Series 1000 Value Index Fund (b)	8,316,357	88,818,697
Fidelity Series All-Sector Equity Fund (b)	37,595,668	530,850,832
Fidelity Series Blue Chip Growth Fund (b)	40,147,807	434,800,755
Fidelity Series Commodity Strategy Fund (a)(b)	8,064,548	68,145,428
Fidelity Series Equity-Income Fund (b)	53,112,759	663,378,358
Fidelity Series Growth & Income Fund (b)	38,452,804	498,732,866
Fidelity Series Growth Company Fund (b)	49,484,917	535,921,647
Fidelity Series Intrinsic Opportunities Fund (b)	23,307,827	323,978,793
Fidelity Series Opportunistic Insights Fund (b)	23,152,264	323,205,608
Fidelity Series Real Estate Equity Fund (b)	4,520,819	58,408,988
Fidelity Series Small Cap Discovery Fund (b)	7,524,823	77,656,176
Fidelity Series Small Cap Opportunities Fund (b)	19,399,988	263,257,832
Fidelity Series Stock Selector Large Cap Value Fund (b)	35,191,198	440,593,793
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,857,866,661)		4,439,932,424
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (b)	22,875,940	392,322,377
Fidelity Series International Growth Fund (b)	46,825,764	663,052,817

	Shares	Value
Fidelity Series International Small Cap Fund (b)	9,235,657	$ 149,525,292
Fidelity Series International Value Fund (b)	60,111,623	668,441,245
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,614,912,851)		1,873,341,731
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	4,709,046	48,032,273
Fidelity Series Floating Rate High Income Fund (b)	4,401,726	46,042,055
Fidelity Series High Income Fund (b)	44,057,903	466,573,194
Fidelity Series Investment Grade Bond Fund (b)	9,651,838	108,679,701
Fidelity Series Real Estate Income Fund (b)	2,972,174	33,526,125
TOTAL BOND FUNDS (Cost $675,479,123)		702,853,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,148,258,635)		7,016,127,503
NET OTHER ASSETS (LIABILITIES) - 0.0%		126
NET ASSETS - 100%		$ 7,016,127,629
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 361,613,965	$ 42,168,096	$ 454,033,905	$ 982,143	$ -
Fidelity Disciplined Equity Fund	79,383,963	-	83,206,973	-	-
Fidelity Growth Company Fund	501,108,462	20,278,072	612,869,932	-	-
Fidelity Series 100 Index Fund	123,280,464	17,900,607	29,777,057	2,521,366	132,182,651
Fidelity Series 1000 Value Index Fund	-	91,868,260	7,794,729	270,127	88,818,697
Fidelity Series All-Sector Equity Fund	532,276,904	73,718,766	129,062,742	4,767,660	530,850,832
Fidelity Series Blue Chip Growth Fund	-	443,569,750	43,391,935	377,294	434,800,755
Fidelity Series Commodity Strategy Fund	601,677,707	96,936,403	576,865,295	-	68,145,428
Fidelity Series Emerging Markets Debt Fund	52,626,055	7,413,776	8,570,126	2,698,091	48,032,273
Fidelity Series Emerging Markets Fund	318,012,165	129,347,827	64,445,120	4,098,116	392,322,377
Fidelity Series Equity-Income Fund	338,041,915	357,404,297	79,948,626	8,804,457	663,378,358
Fidelity Series Floating Rate High Income Fund	50,886,280	7,254,924	11,308,445	2,132,675	46,042,055
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	123,509,214	387,028,983	48,222,395	2,944,536	498,732,866
Fidelity Series Growth Company Fund	-	545,782,059	52,897,835	363,972	535,921,647
Fidelity Series High Income Fund	472,842,334	71,164,046	81,162,918	25,289,257	466,573,194
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 525,753,805	$ 170,970,650	$ 98,304,025	$ 4,659,866	$ 663,052,817
Fidelity Series International Small Cap Fund	106,326,246	43,970,369	21,103,355	1,098,276	149,525,292
Fidelity Series International Value Fund	521,944,842	175,936,843	98,449,666	14,002,098	668,441,245
Fidelity Series Intrinsic Opportunities Fund	201,323,772	118,182,564	48,768,540	3,429,199	323,978,793
Fidelity Series Investment Grade Bond Fund	557,059,848	89,781,710	521,885,154	8,877,512	108,679,701
Fidelity Series Large Cap Value Fund	323,669,869	92,368,342	386,287,496	3,578,111	-
Fidelity Series Opportunistic Insights Fund	246,769,163	57,922,801	48,612,004	-	323,205,608
Fidelity Series Real Estate Equity Fund	49,363,878	18,082,223	8,381,173	882,145	58,408,988
Fidelity Series Real Estate Income Fund	28,880,044	10,496,816	4,986,324	1,718,817	33,526,125
Fidelity Series Small Cap Discovery Fund	-	83,583,867	8,429,381	80,236	77,656,176
Fidelity Series Small Cap Opportunities Fund	138,645,643	144,157,555	37,098,917	56,012	263,257,832
Fidelity Series Stock Selector Large Cap Value Fund	341,079,737	154,596,468	92,907,619	4,280,515	440,593,793
Fidelity Small Cap Growth Fund	78,158,932	9,715,212	94,024,698	-	-
Fidelity Small Cap Value Fund	84,334,462	6,633,796	95,597,765	126,169	-
Total	$ 6,758,569,669	$ 3,468,235,082	$ 3,848,394,150	$ 98,038,650	$ 7,016,127,503
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2014

Assets
Investment in securities, at value (cost $6,148,258,635) - See accompanying schedule	$ 7,016,127,503
Receivable for investments sold	9,165,626
Receivable for fund shares sold	10,175,540
Total assets	7,035,468,669

Liabilities
Payable for fund shares redeemed	$ 19,341,040

Net Assets	$ 7,016,127,629
Net Assets consist of:
Paid in capital	$ 5,846,322,259
Distributions in excess of net investment income	7,991,553
Accumulated undistributed net realized gain (loss) on investments	293,944,949
Net unrealized appreciation (depreciation) on investments	867,868,868
Net Assets, for 729,671,866 shares outstanding	$ 7,016,127,629
Net Asset Value, offering price and redemption price per share ($7,016,127,629 ÷ 729,671,866 shares)	$ 9.62

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 98,038,650

Expenses
Independent trustees' compensation	$ 26,589
Total expenses before reductions	26,589
Expense reductions	(26,589)	-
Net investment income (loss)		98,038,650
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	199,331,229
Capital gain distributions from underlying funds	248,141,774
Total net realized gain (loss)		447,473,003
Change in net unrealized appreciation (depreciation) on underlying funds		438,379,792
Net gain (loss)		885,852,795
Net increase (decrease) in net assets resulting from operations		$ 983,891,445

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,038,650	$ 115,806,882
Net realized gain (loss)	447,473,003	434,988,724
Change in net unrealized appreciation (depreciation)	438,379,792	72,440,995
Net increase (decrease) in net assets resulting from operations	983,891,445	623,236,601
Distributions to shareholders from net investment income	(100,637,238)	(116,763,462)
Distributions to shareholders from net realized gain	(246,052,806)	(17,513,053)
Total distributions	(346,690,044)	(134,276,515)
Share transactions Proceeds from sales of shares	1,725,921,015	1,752,526,704
Reinvestment of distributions	345,778,163	133,868,825
Cost of shares redeemed	(2,451,342,538)	(2,909,851,337)
Net increase (decrease) in net assets resulting from share transactions	(379,643,360)	(1,023,455,808)
Total increase (decrease) in net assets	257,558,041	(534,495,722)

Net Assets
Beginning of period	6,758,569,588	7,293,065,310
End of period (including undistributed net investment income of $7,991,553 and undistributed net investment income of $10,590,141, respectively)	$ 7,016,127,629	$ 6,758,569,588
Other Information Shares
Sold	188,076,691	213,801,336
Issued in reinvestment of distributions	37,447,686	16,447,611
Redeemed	(265,580,026)	(355,303,340)
Net increase (decrease)	(40,055,649)	(125,054,393)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 8.15	$ 8.41	$ 7.45	$ 5.10
Income from Investment Operations
Net investment income (loss) B	.13	.14	.12	.12	.13
Net realized and unrealized gain (loss)	1.17	.66	(.10)	1.03	2.42
Total from investment operations	1.30	.80	.02	1.15	2.55
Distributions from net investment income	(.13)	(.15)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.33)	(.02)	(.15)	(.07)	(.07)
Total distributions	(.46)	(.17)	(.28)	(.19)	(.20) F
Net asset value, end of period	$ 9.62	$ 8.78	$ 8.15	$ 8.41	$ 7.45
Total Return A	15.08%	9.94%	.58%	15.66%	50.14%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.40%	1.70%	1.55%	1.52%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,016,128	$ 6,758,570	$ 7,293,065	$ 9,073,364	$ 8,622,511
Portfolio turnover rate C	49%	33%	27%	46%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.9	1.7
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.5	7.9
Fidelity Series Blue Chip Growth Fund	6.2	0.0
Fidelity Series Commodity Strategy Fund	1.0	9.0
Fidelity Series Equity-Income Fund	9.5	5.3
Fidelity Series Growth & Income Fund	7.0	2.2
Fidelity Series Growth Company Fund	7.6	0.0
Fidelity Series Intrinsic Opportunities Fund	4.6	4.0
Fidelity Series Opportunistic Insights Fund	4.6	4.1
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.1	0.0
Fidelity Series Small Cap Opportunities Fund	3.8	2.1
Fidelity Series Stock Selector Large Cap Value Fund	6.3	4.8
Fidelity Blue Chip Growth Fund	0.0	5.9
Fidelity Growth Company Fund	0.0	7.6
Fidelity Series Large Cap Value Fund	0.0	4.2
Fidelity Small Cap Growth Fund	0.0	1.2
Fidelity Small Cap Value Fund	0.0	1.1
	63.3	61.9
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.2
Fidelity Series International Growth Fund	9.5	8.1
Fidelity Series International Small Cap Fund	2.1	1.7
Fidelity Series International Value Fund	9.5	8.2
	26.7	23.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.3	0.4
Fidelity Series High Income Fund	6.6	8.9
Fidelity Series Investment Grade Bond Fund	1.9	4.6
Fidelity Series Real Estate Income Fund	0.5	0.3
	10.0	14.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	61.9%
International Equity Funds	23.2%
Bond Funds	14.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series 100 Index Fund (b)	4,483,017	$ 54,558,320
Fidelity Series 1000 Value Index Fund (b)	3,428,481	36,616,173
Fidelity Series All-Sector Equity Fund (b)	15,333,241	216,505,363
Fidelity Series Blue Chip Growth Fund (b)	16,506,468	178,765,046
Fidelity Series Commodity Strategy Fund (a)(b)	3,304,284	27,921,204
Fidelity Series Equity-Income Fund (b)	21,891,578	273,425,805
Fidelity Series Growth & Income Fund (b)	15,533,496	201,469,445
Fidelity Series Growth Company Fund (b)	20,300,144	219,850,555
Fidelity Series Intrinsic Opportunities Fund (b)	9,606,995	133,537,235
Fidelity Series Opportunistic Insights Fund (b)	9,544,229	133,237,438
Fidelity Series Real Estate Equity Fund (b)	1,942,520	25,097,355
Fidelity Series Small Cap Discovery Fund (b)	3,176,801	32,784,584
Fidelity Series Small Cap Opportunities Fund (b)	8,065,515	109,449,040
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,501,663	181,560,826
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,537,779,915)		1,824,778,389
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (b)	9,408,265	161,351,747
Fidelity Series International Growth Fund (b)	19,281,183	273,021,558

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,787,075	$ 61,312,740
Fidelity Series International Value Fund (b)	24,749,418	275,213,523
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $640,894,067)		770,899,568
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	1,922,922	19,613,800
Fidelity Series Floating Rate High Income Fund (b)	984,783	10,300,834
Fidelity Series High Income Fund (b)	18,101,911	191,699,240
Fidelity Series Investment Grade Bond Fund (b)	4,800,797	54,056,972
Fidelity Series Real Estate Income Fund (b)	1,219,557	13,756,607
TOTAL BOND FUNDS (Cost $275,959,646)		289,427,453
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,454,633,628)		2,885,105,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		151
NET ASSETS - 100%		$ 2,885,105,561
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 136,122,664	$ 25,853,188	$ 181,499,448	$ 386,494	$ -
Fidelity Disciplined Equity Fund	30,351,780	390,593	32,182,048	-	-
Fidelity Growth Company Fund	190,554,402	19,421,304	245,738,488	-	-
Fidelity Series 100 Index Fund	46,874,857	11,680,705	12,286,108	991,552	54,558,320
Fidelity Series 1000 Value Index Fund	-	37,648,246	2,988,450	111,266	36,616,173
Fidelity Series All-Sector Equity Fund	200,532,299	42,587,503	47,347,602	1,928,429	216,505,363
Fidelity Series Blue Chip Growth Fund	-	180,494,106	15,698,133	152,569	178,765,046
Fidelity Series Commodity Strategy Fund	229,013,206	50,659,822	230,530,419	-	27,921,204
Fidelity Series Emerging Markets Debt Fund	18,954,756	4,725,925	2,828,652	1,028,495	19,613,800
Fidelity Series Emerging Markets Fund	119,751,578	59,585,215	21,923,539	1,600,630	161,351,747
Fidelity Series Equity-Income Fund	123,866,150	161,476,317	30,699,749	3,430,970	273,425,805
Fidelity Series Floating Rate High Income Fund	9,460,149	2,643,517	1,632,031	437,315	10,300,834
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	45,248,499	160,470,388	17,878,061	1,172,865	201,469,445
Fidelity Series Growth Company Fund	-	223,633,599	21,131,907	145,500	219,850,555
Fidelity Series High Income Fund	225,447,407	53,339,345	88,564,329	11,761,018	191,699,240
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 198,766,174	$ 84,472,194	$ 35,805,090	$ 1,863,447	$ 273,021,558
Fidelity Series International Small Cap Fund	40,506,495	20,954,852	8,170,544	448,410	61,312,740
Fidelity Series International Value Fund	197,947,938	87,342,151	37,359,426	5,528,016	275,213,523
Fidelity Series Intrinsic Opportunities Fund	74,797,958	55,283,944	17,257,472	1,366,788	133,537,235
Fidelity Series Investment Grade Bond Fund	112,141,719	32,269,835	87,199,251	2,187,995	54,056,972
Fidelity Series Large Cap Value Fund	122,272,345	43,580,590	153,603,811	1,432,826	-
Fidelity Series Opportunistic Insights Fund	90,463,001	34,784,759	17,999,104	-	133,237,438
Fidelity Series Real Estate Equity Fund	18,829,328	9,592,590	3,186,430	355,409	25,097,355
Fidelity Series Real Estate Income Fund	9,116,218	6,597,360	1,731,175	623,482	13,756,607
Fidelity Series Small Cap Discovery Fund	-	34,635,710	2,881,010	32,441	32,784,584
Fidelity Series Small Cap Opportunities Fund	52,242,976	63,044,118	12,826,676	22,331	109,449,040
Fidelity Series Stock Selector Large Cap Value Fund	125,094,985	73,002,226	31,100,183	1,693,770	181,560,826
Fidelity Small Cap Growth Fund	29,863,139	5,393,441	37,662,490	-	-
Fidelity Small Cap Value Fund	32,245,448	4,267,013	38,355,403	50,204	-
Total	$ 2,480,465,471	$ 1,589,830,556	$ 1,438,067,029	$ 38,752,222	$ 2,885,105,410
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $2,454,633,628) - See accompanying schedule		$ 2,885,105,410
Cash		2
Receivable for investments sold		3,976,099
Receivable for fund shares sold		6,805,722
Total assets		2,895,887,233

Liabilities
Payable for investments purchased	$ 9,594
Payable for fund shares redeemed	10,772,078
Total liabilities		10,781,672

Net Assets		$ 2,885,105,561
Net Assets consist of:
Paid in capital		$ 2,263,298,540
Undistributed net investment income		3,391,079
Accumulated undistributed net realized gain (loss) on investments		187,944,160
Net unrealized appreciation (depreciation) on investments		430,471,782
Net Assets, for 260,206,272 shares outstanding		$ 2,885,105,561
Net Asset Value, offering price and redemption price per share ($2,885,105,561 ÷ 260,206,272 shares)		$ 11.09

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 38,752,222

Expenses
Independent trustees' compensation	$ 10,263
Total expenses before reductions	10,263
Expense reductions	(10,263)	-
Net investment income (loss)		38,752,222
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	169,267,664
Capital gain distributions from underlying funds	99,137,278
Total net realized gain (loss)		268,404,942
Change in net unrealized appreciation (depreciation) on underlying funds		83,601,264
Net gain (loss)		352,006,206
Net increase (decrease) in net assets resulting from operations		$ 390,758,428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,752,222	$ 41,368,476
Net realized gain (loss)	268,404,942	133,356,837
Change in net unrealized appreciation (depreciation)	83,601,264	54,006,409
Net increase (decrease) in net assets resulting from operations	390,758,428	228,731,722
Distributions to shareholders from net investment income	(39,174,244)	(41,465,860)
Distributions to shareholders from net realized gain	(178,770,881)	(4,528,192)
Total distributions	(217,945,125)	(45,994,052)
Share transactions Proceeds from sales of shares	1,035,937,284	987,985,006
Reinvestment of distributions	217,741,479	45,960,325
Cost of shares redeemed	(1,021,851,958)	(1,169,045,115)
Net increase (decrease) in net assets resulting from share transactions	231,826,805	(135,099,784)
Total increase (decrease) in net assets	404,640,108	47,637,886

Net Assets
Beginning of period	2,480,465,453	2,432,827,567
End of period (including undistributed net investment income of $3,391,079 and undistributed net investment income of $3,813,101, respectively)	$ 2,885,105,561	$ 2,480,465,453
Other Information Shares
Sold	97,196,672	101,844,132
Issued in reinvestment of distributions	20,534,147	4,772,492
Redeemed	(95,547,536)	(120,670,005)
Net increase (decrease)	22,183,283	(14,053,381)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 9.65	$ 9.98	$ 8.81	$ 5.99
Income from Investment Operations
Net investment income (loss) B	.15	.17	.15	.14	.16
Net realized and unrealized gain (loss)	1.39	.79	(.15)	1.25	2.88
Total from investment operations	1.54	.96	-	1.39	3.04
Distributions from net investment income	(.15)	(.17)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.72)	(.02)	(.17)	(.08)	(.07)
Total distributions	(.87)	(.19)	(.33) G	(.22)	(.22) F
Net asset value, end of period	$ 11.09	$ 10.42	$ 9.65	$ 9.98	$ 8.81
Total Return A	15.38%	10.14%	.29%	15.99%	50.86%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.75%	1.57%	1.55%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,885,106	$ 2,480,465	$ 2,432,828	$ 2,660,423	$ 2,071,143
Portfolio turnover rate C	53%	45%	40%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.9	1.8
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	7.5	8.0
Fidelity Series Blue Chip Growth Fund	6.2	0.0
Fidelity Series Commodity Strategy Fund	1.0	9.0
Fidelity Series Equity-Income Fund	9.5	5.3
Fidelity Series Growth & Income Fund	7.0	2.2
Fidelity Series Growth Company Fund	7.6	0.0
Fidelity Series Intrinsic Opportunities Fund	4.6	4.0
Fidelity Series Opportunistic Insights Fund	4.6	4.1
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Discovery Fund	1.1	0.0
Fidelity Series Small Cap Opportunities Fund	3.8	2.2
Fidelity Series Stock Selector Large Cap Value Fund	6.3	4.8
Fidelity Blue Chip Growth Fund	0.0	6.0
Fidelity Growth Company Fund	0.0	7.7
Fidelity Series Large Cap Value Fund	0.0	4.2
Fidelity Small Cap Growth Fund	0.0	1.2
Fidelity Small Cap Value Fund	0.0	1.2
	63.3	62.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.2
Fidelity Series International Growth Fund	9.4	8.2
Fidelity Series International Small Cap Fund	2.2	1.7
Fidelity Series International Value Fund	9.5	8.2
	26.7	23.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.2
Fidelity Series High Income Fund	6.6	9.1
Fidelity Series Investment Grade Bond Fund	2.1	3.9
Fidelity Series Real Estate Income Fund	0.5	0.3
	10.0	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.5%
International Equity Funds	23.3%
Bond Funds	14.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series 100 Index Fund (b)	3,569,193	$ 43,437,076
Fidelity Series 1000 Value Index Fund (b)	2,733,431	29,193,046
Fidelity Series All-Sector Equity Fund (b)	12,174,833	171,908,645
Fidelity Series Blue Chip Growth Fund (b)	13,190,957	142,858,069
Fidelity Series Commodity Strategy Fund (a)(b)	2,614,543	22,092,892
Fidelity Series Equity-Income Fund (b)	17,457,803	218,047,954
Fidelity Series Growth & Income Fund (b)	12,412,550	160,990,778
Fidelity Series Growth Company Fund (b)	16,065,435	173,988,659
Fidelity Series Intrinsic Opportunities Fund (b)	7,665,599	106,551,829
Fidelity Series Opportunistic Insights Fund (b)	7,608,934	106,220,724
Fidelity Series Real Estate Equity Fund (b)	1,578,121	20,389,328
Fidelity Series Small Cap Discovery Fund (b)	2,564,511	26,465,759
Fidelity Series Small Cap Opportunities Fund (b)	6,354,640	86,232,465
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,564,899	144,792,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,217,726,510)		1,453,169,760
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (b)	7,501,568	128,651,888
Fidelity Series International Growth Fund (b)	15,305,730	216,729,141

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,100,734	$ 50,200,876
Fidelity Series International Value Fund (b)	19,646,680	218,471,087
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $506,386,197)		614,052,992
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund (b)	1,534,834	15,655,302
Fidelity Series Floating Rate High Income Fund (b)	233,732	2,444,842
Fidelity Series High Income Fund (b)	14,417,245	152,678,622
Fidelity Series Investment Grade Bond Fund (b)	4,343,659	48,909,595
Fidelity Series Real Estate Income Fund (b)	968,168	10,920,937
TOTAL BOND FUNDS (Cost $223,195,856)		230,609,298
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,947,308,563)		2,297,832,050
NET OTHER ASSETS (LIABILITIES) - 0.0%		185
NET ASSETS - 100%		$ 2,297,832,235
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 115,551,329	$ 20,199,729	$ 152,225,167	$ 325,982	$ -
Fidelity Disciplined Equity Fund	25,531,228	192,269	26,940,623	-	-
Fidelity Growth Company Fund	161,156,910	14,945,389	206,030,131	-	-
Fidelity Series 100 Index Fund	39,559,755	9,219,728	12,191,544	820,424	43,437,076
Fidelity Series 1000 Value Index Fund	-	30,987,635	3,373,698	91,333	29,193,046
Fidelity Series All-Sector Equity Fund	169,849,558	35,126,655	50,908,065	1,572,513	171,908,645
Fidelity Series Blue Chip Growth Fund	-	153,116,839	21,763,694	127,200	142,858,069
Fidelity Series Commodity Strategy Fund	194,100,158	38,867,126	192,973,059	-	22,092,892
Fidelity Series Emerging Markets Debt Fund	15,753,724	3,828,998	2,870,151	846,858	15,655,302
Fidelity Series Emerging Markets Fund	100,492,737	47,438,446	22,569,832	1,307,365	128,651,888
Fidelity Series Equity-Income Fund	105,478,389	130,046,052	32,955,500	2,843,896	218,047,954
Fidelity Series Floating Rate High Income Fund	2,484,791	831,923	821,361	115,569	2,444,842
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	38,540,289	133,123,766	21,694,193	955,893	160,990,778
Fidelity Series Growth Company Fund	-	187,569,966	27,689,863	119,417	173,988,659
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 191,415,370	$ 45,962,969	$ 85,863,147	$ 9,815,557	$ 152,678,622
Fidelity Series International Growth Fund	166,678,653	66,122,421	37,452,788	1,521,545	216,729,141
Fidelity Series International Small Cap Fund	33,971,182	18,757,858	9,129,603	374,310	50,200,876
Fidelity Series International Value Fund	166,734,667	69,014,593	39,942,555	4,557,277	218,471,087
Fidelity Series Intrinsic Opportunities Fund	62,847,546	44,732,475	18,242,839	1,128,456	106,551,829
Fidelity Series Investment Grade Bond Fund	72,999,572	28,772,763	50,698,487	1,635,732	48,909,595
Fidelity Series Large Cap Value Fund	103,890,585	36,792,308	130,215,115	1,211,698	-
Fidelity Series Opportunistic Insights Fund	77,039,422	26,525,438	19,029,061	-	106,220,724
Fidelity Series Real Estate Equity Fund	15,606,153	8,102,634	3,158,843	294,775	20,389,328
Fidelity Series Real Estate Income Fund	6,758,487	6,091,437	1,763,231	488,016	10,920,937
Fidelity Series Small Cap Discovery Fund	-	29,236,427	3,625,820	26,950	26,465,759
Fidelity Series Small Cap Opportunities Fund	44,373,673	51,474,338	15,343,354	18,249	86,232,465
Fidelity Series Stock Selector Large Cap Value Fund	106,512,148	57,489,196	31,424,246	1,372,310	144,792,536
Fidelity Small Cap Growth Fund	25,199,447	4,527,532	31,734,413	-	-
Fidelity Small Cap Value Fund	27,218,917	3,487,604	32,232,096	41,899	-
Total	$ 2,069,744,690	$ 1,302,584,514	$ 1,284,862,479	$ 31,613,224	$ 2,297,832,050
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2014

Assets
Investment in securities, at value (cost $1,947,308,563) - See accompanying schedule	$ 2,297,832,050
Cash	2
Receivable for investments sold	2,212,626
Receivable for fund shares sold	6,419,193
Total assets	2,306,463,871

Liabilities
Payable for fund shares redeemed	8,631,636

Net Assets	$ 2,297,832,235
Net Assets consist of:
Paid in capital	$ 1,794,088,176
Undistributed net investment income	2,598,491
Accumulated undistributed net realized gain (loss) on investments	150,622,081
Net unrealized appreciation (depreciation) on investments	350,523,487
Net Assets, for 206,169,733 shares outstanding	$ 2,297,832,235
Net Asset Value, offering price and redemption price per share ($2,297,832,235 ÷ 206,169,733 shares)	$ 11.15

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 31,613,224

Expenses
Independent trustees' compensation	$ 8,440
Total expenses before reductions	8,440
Expense reductions	(8,440)	-
Net investment income (loss)		31,613,224
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	135,032,136
Capital gain distributions from underlying funds	81,737,101
Total net realized gain (loss)		216,769,237
Change in net unrealized appreciation (depreciation) on underlying funds		75,333,644
Net gain (loss)		292,102,881
Net increase (decrease) in net assets resulting from operations		$ 323,716,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,613,224	$ 34,449,705
Net realized gain (loss)	216,769,237	113,197,897
Change in net unrealized appreciation (depreciation)	75,333,644	46,471,895
Net increase (decrease) in net assets resulting from operations	323,716,105	194,119,497
Distributions to shareholders from net investment income	(32,163,946)	(34,165,519)
Distributions to shareholders from net realized gain	(110,735,026)	(3,253,611)
Total distributions	(142,898,972)	(37,419,130)
Share transactions Proceeds from sales of shares	885,246,939	854,887,344
Reinvestment of distributions	142,690,732	37,337,537
Cost of shares redeemed	(980,667,252)	(1,045,485,840)
Net increase (decrease) in net assets resulting from share transactions	47,270,419	(153,260,959)
Total increase (decrease) in net assets	228,087,552	3,439,408

Net Assets
Beginning of period	2,069,744,683	2,066,305,275
End of period (including undistributed net investment income of $2,598,491 and undistributed net investment income of $3,149,213, respectively)	$ 2,297,832,235	$ 2,069,744,683
Other Information Shares
Sold	82,759,367	89,442,709
Issued in reinvestment of distributions	13,290,285	3,933,171
Redeemed	(91,210,233)	(109,263,719)
Net increase (decrease)	4,839,419	(15,887,839)

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 9.51	$ 9.88	$ 8.69	$ 5.84
Income from Investment Operations
Net investment income (loss) B	.15	.16	.14	.13	.14
Net realized and unrealized gain (loss)	1.41	.79	(.19)	1.27	2.92
Total from investment operations	1.56	.95	(.05)	1.40	3.06
Distributions from net investment income	(.15)	(.17)	(.14)	(.13)	(.13)
Distributions from net realized gain	(.54)	(.02)	(.18)	(.08)	(.08)
Total distributions	(.69)	(.18) G	(.32)	(.21)	(.21) F
Net asset value, end of period	$ 11.15	$ 10.28	$ 9.51	$ 9.88	$ 8.69
Total Return A	15.53%	10.18%	(.17)%	16.29%	52.51%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.41%	1.71%	1.49%	1.47%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,297,832	$ 2,069,745	$ 2,066,305	$ 2,166,229	$ 1,665,296
Portfolio turnover rate C	57%	44%	41%	51%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.9	1.9
Fidelity Series 1000 Value Index Fund	1.3	0.0
Fidelity Series All-Sector Equity Fund	6.5	8.3
Fidelity Series Blue Chip Growth Fund	6.4	0.0
Fidelity Series Commodity Strategy Fund	1.0	9.3
Fidelity Series Equity-Income Fund	9.7	5.7
Fidelity Series Growth & Income Fund	7.3	2.5
Fidelity Series Growth Company Fund	7.3	0.0
Fidelity Series Intrinsic Opportunities Fund	4.8	4.2
Fidelity Series Opportunistic Insights Fund	4.7	4.4
Fidelity Series Real Estate Equity Fund	1.0	0.9
Fidelity Series Small Cap Discovery Fund	1.2	0.0
Fidelity Series Small Cap Opportunities Fund	3.9	2.2
Fidelity Series Stock Selector Large Cap Value Fund	6.4	4.9
Fidelity Blue Chip Growth Fund	0.0	6.4
Fidelity Growth Company Fund	0.0	7.9
Fidelity Series Large Cap Value Fund	0.0	4.4
Fidelity Small Cap Growth Fund	0.0	1.2
Fidelity Small Cap Value Fund	0.0	1.1
	63.4	65.3
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	5.6
Fidelity Series International Growth Fund	9.4	8.6
Fidelity Series International Small Cap Fund	2.3	1.8
Fidelity Series International Value Fund	9.6	8.6
	26.8	24.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	6.6	9.0
Fidelity Series Investment Grade Bond Fund	2.2	0.1
Fidelity Series Real Estate Income Fund	0.3	0.3
	9.8	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International Equity Funds	26.8%
Bond Funds	9.8%

Six months ago
Domestic Equity Funds**	65.3%
International Equity Funds	24.6%
Bond Funds	10.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series 100 Index Fund (b)	554,887	$ 6,752,975
Fidelity Series 1000 Value Index Fund (b)	426,904	4,559,334
Fidelity Series All-Sector Equity Fund (b)	1,615,557	22,811,660
Fidelity Series Blue Chip Growth Fund (b)	2,063,696	22,349,823
Fidelity Series Commodity Strategy Fund (a)(b)	421,202	3,559,161
Fidelity Series Equity-Income Fund (b)	2,716,342	33,927,106
Fidelity Series Growth & Income Fund (b)	1,985,911	25,757,262
Fidelity Series Growth Company Fund (b)	2,356,241	25,518,091
Fidelity Series Intrinsic Opportunities Fund (b)	1,198,872	16,664,325
Fidelity Series Opportunistic Insights Fund (b)	1,193,285	16,658,254
Fidelity Series Real Estate Equity Fund (b)	282,419	3,648,853
Fidelity Series Small Cap Discovery Fund (b)	395,910	4,085,792
Fidelity Series Small Cap Opportunities Fund (b)	999,269	13,560,084
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,800,026	22,536,321
TOTAL DOMESTIC EQUITY FUNDS (Cost $203,394,761)		222,389,041
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund (b)	1,129,325	19,367,917
Fidelity Series International Growth Fund (b)	2,337,820	33,103,533

	Shares	Value
Fidelity Series International Small Cap Fund (b)	486,165	$ 7,871,008
Fidelity Series International Value Fund (b)	3,008,710	33,456,859
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $84,699,052)		93,799,317
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund (b)	231,762	2,363,975
Fidelity Series Floating Rate High Income Fund (b)	3,378	35,333
Fidelity Series High Income Fund (b)	2,197,849	23,275,226
Fidelity Series Investment Grade Bond Fund (b)	690,709	7,777,380
Fidelity Series Real Estate Income Fund (b)	89,263	1,006,887
TOTAL BOND FUNDS (Cost $33,709,847)		34,458,801
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $321,803,660)		350,647,159
NET OTHER ASSETS (LIABILITIES) - 0.0%		96
NET ASSETS - 100%		$ 350,647,255
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 9,879,288	$ 7,056,843	$ 18,624,797	$ 36,483	$ -
Fidelity Disciplined Equity Fund	2,125,234	114,102	2,348,949	-	-
Fidelity Growth Company Fund	13,077,158	7,215,785	23,260,583	-	-
Fidelity Series 100 Index Fund	3,476,555	3,512,044	1,022,256	97,984	6,752,975
Fidelity Series 1000 Value Index Fund	-	4,500,525	171,965	12,859	4,559,334
Fidelity Series All-Sector Equity Fund	14,517,243	10,372,610	3,814,248	188,171	22,811,660
Fidelity Series Blue Chip Growth Fund	-	22,751,848	1,858,315	15,686	22,349,823
Fidelity Series Commodity Strategy Fund	15,240,996	11,521,598	21,515,385	-	3,559,161
Fidelity Series Emerging Markets Debt Fund	956,671	1,667,491	178,860	90,948	2,363,975
Fidelity Series Emerging Markets Fund	8,190,722	12,187,702	1,510,658	157,502	19,367,917
Fidelity Series Equity-Income Fund	7,029,662	27,103,563	2,063,449	313,708	33,927,106
Fidelity Series Floating Rate High Income Fund	5,037	33,466	2,715	999	35,333
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2,567,293	22,933,300	1,088,706	119,718	25,757,262
Fidelity Series Growth Company Fund	-	25,727,688	2,008,869	14,726	25,518,091
Fidelity Series High Income Fund	14,299,373	16,421,283	7,707,235	1,079,039	23,275,226
Fidelity Series International Growth Fund	13,093,510	20,124,215	2,554,236	187,475	33,103,533
Fidelity Series International Small Cap Fund	2,643,631	5,000,808	552,448	48,200	7,871,008
Fidelity Series International Value Fund	12,932,413	20,576,951	2,520,470	555,329	33,456,859
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Intrinsic Opportunities Fund	$ 4,477,624	$ 11,548,896	$ 1,255,659	$ 134,831	$ 16,664,325
Fidelity Series Investment Grade Bond Fund	128,171	7,891,548	271,326	71,539	7,777,380
Fidelity Series Large Cap Value Fund	8,323,887	7,227,003	14,068,056	143,486	-
Fidelity Series Opportunistic Insights Fund	5,158,995	10,402,959	1,242,878	-	16,658,254
Fidelity Series Real Estate Equity Fund	1,659,671	2,224,295	303,269	36,900	3,648,853
Fidelity Series Real Estate Income Fund	359,892	741,534	82,384	37,351	1,006,887
Fidelity Series Small Cap Discovery Fund	-	4,146,562	171,799	3,185	4,085,792
Fidelity Series Small Cap Opportunities Fund	3,818,377	9,981,738	880,773	2,421	13,560,084
Fidelity Series Stock Selector Large Cap Value Fund	7,059,938	16,012,985	1,735,371	171,664	22,536,321
Fidelity Small Cap Growth Fund	2,004,111	1,193,556	3,379,064	-	-
Fidelity Small Cap Value Fund	2,116,481	1,121,102	3,385,383	4,430	-
Total	$ 155,141,933	$ 291,314,000	$ 119,580,106	$ 3,524,634	$ 350,647,159
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2014

Assets
Investment in securities, at value (cost $321,803,660) - See accompanying schedule	$ 350,647,159
Receivable for investments sold	187,937
Receivable for fund shares sold	2,159,882
Total assets	352,994,978

Liabilities
Payable for fund shares redeemed	2,347,723

Net Assets	$ 350,647,255
Net Assets consist of:
Paid in capital	$ 313,623,398
Undistributed net investment income	355,326
Accumulated undistributed net realized gain (loss) on investments	7,825,032
Net unrealized appreciation (depreciation) on investments	28,843,499
Net Assets, for 29,895,070 shares outstanding	$ 350,647,255
Net Asset Value, offering price and redemption price per share ($350,647,255 ÷ 29,895,070 shares)	$ 11.73

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,524,634

Expenses
Independent trustees' compensation	$ 897
Total expenses before reductions	897
Expense reductions	(897)	-
Net investment income (loss)		3,524,634
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,139,290
Capital gain distributions from underlying funds	9,850,653
Total net realized gain (loss)		13,989,943
Change in net unrealized appreciation (depreciation) on underlying funds		19,631,328
Net gain (loss)		33,621,271
Net increase (decrease) in net assets resulting from operations		$ 37,145,905

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,524,634	$ 1,545,566
Net realized gain (loss)	13,989,943	2,121,562
Change in net unrealized appreciation (depreciation)	19,631,328	8,820,646
Net increase (decrease) in net assets resulting from operations	37,145,905	12,487,774
Distributions to shareholders from net investment income	(3,358,444)	(1,376,832)
Distributions to shareholders from net realized gain	(8,053,803)	(357,234)
Total distributions	(11,412,247)	(1,734,066)
Share transactions Proceeds from sales of shares	282,840,215	175,712,102
Reinvestment of distributions	11,402,617	1,733,331
Cost of shares redeemed	(124,471,168)	(54,035,538)
Net increase (decrease) in net assets resulting from share transactions	169,771,664	123,409,895
Total increase (decrease) in net assets	195,505,322	134,163,603

Net Assets
Beginning of period	155,141,933	20,978,330
End of period (including undistributed net investment income of $355,326 and undistributed net investment income of $189,135, respectively)	$ 350,647,255	$ 155,141,933
Other Information Shares
Sold	25,273,492	17,794,776
Issued in reinvestment of distributions	1,001,008	178,383
Redeemed	(11,073,541)	(5,425,829)
Net increase (decrease)	15,200,959	12,547,330

Financial Highlights

Years ended March 31,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.20	.13
Net realized and unrealized gain (loss)	1.51	.80	(.12)
Total from investment operations	1.67	1.00	.01
Distributions from net investment income	(.14)	(.14)	(.11)
Distributions from net realized gain	(.36)	(.06)	(.13)
Total distributions	(.50)	(.21) I	(.24)
Net asset value, end of period	$ 11.73	$ 10.56	$ 9.77
Total Return B, C	16.00%	10.39%	.32%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.40%	1.99%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,647	$ 155,142	$ 20,978
Portfolio turnover rate E	47%	45%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, and Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 1,826,155,123	$ 116,880,388	$ (7,825,013)	$ 109,055,375
Freedom 2000	790,114,643	52,341,214	(4,027,724)	48,313,490
Freedom 2005	650,946,772	28,509,715	(10,469,943)	18,039,772
Freedom 2010	5,140,509,135	352,944,298	(73,516,377)	279,427,921
Freedom 2015	5,882,335,586	548,242,585	(42,088,175)	506,154,410
Freedom 2020	12,210,617,692	1,225,655,064	(92,278,966)	1,133,376,098
Freedom 2025	7,952,279,225	946,614,978	(33,741,483)	912,873,495
Freedom 2030	9,749,063,291	1,212,230,599	(27,745,237)	1,184,485,362
Freedom 2035	5,430,356,796	763,830,953	(11,043,915)	752,787,038
Freedom 2040	6,158,418,419	870,094,970	(12,385,886)	857,709,084
Freedom 2045	2,459,899,306	429,384,804	(4,178,700)	425,206,104
Freedom 2050	1,952,163,838	350,345,546	(4,677,334)	345,668,212
Freedom 2055	322,215,010	28,867,100	(434,951)	28,432,149

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Freedom Income	$ 5,841,815	$ 48,891,654	$ 109,055,375
Freedom 2000	4,595,207	21,684,551	48,313,490
Freedom 2005	2,644,172	156,203	18,039,772
Freedom 2010	22,203,990	71,636,279	279,427,921
Freedom 2015	45,914,586	179,437,962	506,154,410
Freedom 2020	97,682,652	449,184,064	1,133,376,098
Freedom 2025	55,141,381	303,382,447	912,873,495
Freedom 2030	34,248,966	368,958,312	1,184,485,362
Freedom 2035	35,488,291	230,727,152	752,787,038
Freedom 2040	53,321,627	258,774,659	857,709,084
Freedom 2045	16,688,980	179,911,936	425,206,104
Freedom 2050	14,281,425	143,794,421	345,668,212
Freedom 2055	3,232,783	5,358,925	28,432,149

The tax character of distributions paid was as follows:

March 31, 2014	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 42,425,460	$ 46,002,644	$ 88,428,104
Freedom 2000	18,496,879	17,410,601	35,907,480
Freedom 2005	14,571,042	-	14,571,042
Freedom 2010	134,814,862	-	134,814,862
Freedom 2015	168,278,021	63,372,412	231,650,433
Freedom 2020	367,800,832	134,407,793	502,208,625
Freedom 2025	249,715,948	134,037,012	383,752,960
Freedom 2030	333,395,841	8,104,830	341,500,671
Freedom 2035	185,729,589	159,257,077	344,986,666
Freedom 2040	219,071,348	127,618,696	346,690,044
Freedom 2045	85,329,537	132,615,588	217,945,125
Freedom 2050	70,130,892	72,768,080	142,898,972
Freedom 2055	8,125,979	3,286,268	11,412,247

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2013	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 45,991,525	$ -	$ 45,991,525
Freedom 2000	23,324,042	-	23,324,042
Freedom 2005	15,084,011	-	15,084,011
Freedom 2010	146,760,417	-	146,760,417
Freedom 2015	155,835,906	-	155,835,906
Freedom 2020	332,606,052	-	332,606,052
Freedom 2025	184,612,228	-	184,612,228
Freedom 2030	247,060,740	-	247,060,740
Freedom 2035	110,407,763	-	110,407,763
Freedom 2040	134,276,515	-	134,276,515
Freedom 2045	45,994,052	-	45,994,052
Freedom 2050	37,419,130	-	37,419,130
Freedom 2055	1,478,430	255,636	1,734,066

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	639,596,041	921,345,883
Freedom 2000	280,471,074	456,788,548
Freedom 2005	300,117,479	356,252,083
Freedom 2010	1,982,543,925	2,685,906,867
Freedom 2015	2,505,928,441	2,931,065,728
Freedom 2020	5,257,435,491	6,219,106,785
Freedom 2025	3,956,640,778	3,917,485,202
Freedom 2030	5,859,833,089	6,399,354,255
Freedom 2035	3,214,912,704	3,208,027,142
Freedom 2040	3,468,235,082	3,848,394,150
Freedom 2045	1,589,830,556	1,438,067,029
Freedom 2050	1,302,584,514	1,284,862,479
Freedom 2055	291,314,000	119,580,106

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series All-Sector Equity Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund and Fidelity Small Cap Value Fund ("selected Underlying Funds") for investments, including accrued interest, and non-taxable exchanges of those investments for shares of Fidelity Series 1000 Value Index Fund, Fidelity Series Blue Chip Growth Fund, Fidelity Series Equity -Income Fund, Fidelity Series Growth & Income Fund, Fidelity Series Growth Company Fund, Fidelity Series Small Cap Discovery Fund, Fidelity Series Large Cap Value Fund and Fidelity Series Small Cap Opportunities Fund, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments, including accrued interest, reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Freedom Income	$ 114,183,718	$ 44,003,218
Freedom 2000	50,392,467	19,411,722
Freedom 2005	59,761,722	10,418,247
Freedom 2010	685,674,478	142,086,876
Freedom 2015	832,369,853	209,208,493
Freedom 2020	1,879,861,004	537,141,565
Freedom 2025	1,450,541,179	357,067,710
Freedom 2030	1,944,797,463	487,882,519
Freedom 2035	1,200,816,937	299,943,374
Freedom 2040	1,461,740,380	363,370,450
Freedom 2045	582,915,428	200,816,650
Freedom 2050	491,490,136	161,404,110
Freedom 2055	58,571,661	6,190,645

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Freedom Income	$ 7,867
Freedom 2000	3,527
Freedom 2005	2,611
Freedom 2010	21,588
Freedom 2015	24,564
Freedom 2020	51,341
Freedom 2025	32,460
Freedom 2030	41,364
Freedom 2035	22,520
Freedom 2040	26,589
Freedom 2045	10,263
Freedom 2050	8,440
Freedom 2055	897

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2020 Fund

Fidelity Series Inflation-Protected Bond Index Fund	11%
Fidelity Series Investment Grade Bond Fund	13%

Annual Report

Notes to Financial Statements - continued

6. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Series 100 Index Fund	35%
Fidelity Series 1000 Value Index Fund	37%
Fidelity Series All-Sector Equity Fund	38%
Fidelity Series Blue Chip Growth Fund	43%
Fidelity Series Commodity Strategy Fund	32%
Fidelity Series Emerging Markets Debt Fund	39%
Fidelity Series Emerging Markets Fund	38%
Fidelity Series Equity-Income Fund	43%
Fidelity Series Floating Rate High Income Fund	40%
Fidelity Series Growth & Income Fund	43%
Fidelity Series Growth Company Fund	43%
Fidelity Series High Income Fund	38%
Fidelity Series Inflation-Protected Bond Index Fund	39%
Fidelity Series International Growth Fund	38%
Fidelity Series International Small Cap Fund	38%
Fidelity Series International Value Fund	38%
Fidelity Series Intrinsic Opportunities Fund	42%
Fidelity Series Investment Grade Bond Fund	42%
Fidelity Series Opportunistic Insights Fund	43%
Fidelity Series Real Estate Equity Fund	38%
Fidelity Series Real Estate Income Fund	38%
Fidelity Series Small Cap Discovery Fund	42%
Fidelity Series Small Cap Opportunities Fund	38%
Fidelity Series Stock Selector Large Cap Value Fund	43%

7. Proposed Reorganization.

The Board of Trustees of Fidelity Freedom 2000 Fund and Fidelity Freedom Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Freedom 2000 Fund and Fidelity Freedom Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Freedom 2000 Fund in exchange for shares of Fidelity Freedom Income Fund equal in value to the net assets of Fidelity Freedom 2000 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during July 2014. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund and Fidelity Freedom 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund and Fidelity Freedom 2055 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Fund's performance. If the interests of a Fidelity Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	5/5/2014	5/2/2014	$0.017	$0.323
Fidelity Freedom 2000 Fund	5/5/2014	5/2/2014	$0.048	$0.354
Fidelity Freedom 2005 Fund	5/5/2014	5/2/2014	$0.039	$0.013
Fidelity Freedom 2010 Fund	5/5/2014	5/2/2014	$0.047	$0.227
Fidelity Freedom 2015 Fund	5/5/2014	5/2/2014	$0.036	$0.427
Fidelity Freedom 2020 Fund	5/5/2014	5/2/2014	$0.042	$0.615
Fidelity Freedom 2025 Fund	5/5/2014	5/2/2014	$0.031	$0.522
Fidelity Freedom 2030 Fund	5/5/2014	5/2/2014	$0.024	$0.592
Fidelity Freedom 2035 Fund	5/5/2014	5/2/2014	$0.017	$0.577
Fidelity Freedom 2040 Fund	5/5/2014	5/2/2014	$0.012	$0.423
Fidelity Freedom 2045 Fund	5/5/2014	5/2/2014	$0.014	$0.748
Fidelity Freedom 2050 Fund	5/5/2014	5/2/2014	$0.013	$0.763
Fidelity Freedom 2055 Fund	5/5/2014	5/2/2014	$0.012	$0.270

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$63,930,668
Fidelity Freedom 2000 Fund	$30,282,297
Fidelity Freedom 2005 Fund	$156,202
Fidelity Freedom 2010 Fund	$71,636,279
Fidelity Freedom 2015 Fund	$206,790,926
Fidelity Freedom 2020 Fund	$526,961,333
Fidelity Freedom 2025 Fund	$349,203,779
Fidelity Freedom 2030 Fund	$377,063,142
Fidelity Freedom 2035 Fund	$263,302,214
Fidelity Freedom 2040 Fund	$274,795,672
Fidelity Freedom 2045 Fund	$206,142,558
Fidelity Freedom 2050 Fund	$165,272,201
Fidelity Freedom 2055 Fund	$6,715,371

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	14.14%
Fidelity Freedom 2000 Fund	14.08%
Fidelity Freedom 2005 Fund	9.40%
Fidelity Freedom 2010 Fund	7.06%
Fidelity Freedom 2015 Fund	5.68%
Fidelity Freedom 2020 Fund	4.29%
Fidelity Freedom 2025 Fund	2.57%
Fidelity Freedom 2030 Fund	1.24%
Fidelity Freedom 2035 Fund	0.53%
Fidelity Freedom 2040 Fund	0.45%
Fidelity Freedom 2045 Fund	0.28%
Fidelity Freedom 2050 Fund	0.25%
Fidelity Freedom 2055 Fund	0.09%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2013 June 2013 July 2013 August 2013 September 2013 October 2013 November 2013 December 2013 February 2014 March 2014	6% 9% 9% 9% 9% 9% 9% 9% 3% 3%

Fidelity Freedom 2000 Fund
May 2013 December 2013	2% 9%
Fidelity Freedom 2005 Fund
May 2013 December 2013	8% 13%
Fidelity Freedom 2010 Fund
May 2013 December 2013	10% 15%
Fidelity Freedom 2015 Fund
May 2013 December 2013	10% 16%
Fidelity Freedom 2020 Fund
May 2013 December 2013	11% 16%
Fidelity Freedom 2025 Fund
May 2013 December 2013	13% 18%
Fidelity Freedom 2030 Fund
May 2013 December 2013	14% 19%
Fidelity Freedom 2035 Fund
May 2013 December 2013	18% 20%
Fidelity Freedom 2040 Fund
May 2013 December 2013	11% 20%
Fidelity Freedom 2045 Fund
May 2013 December 2013	19% 21%
Fidelity Freedom 2050 Fund
May 2013 December 2013	20% 21%
Fidelity Freedom 2055 Fund
May 2013 December 2013	1% 22%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2013 June 2013 July 2013 August 2013 September 2013 October 2013 November 2013 December 2013 February 2014 March 2014	11% 14% 14% 14% 14% 14% 14% 14% 2% 2%

Fidelity Freedom 2000 Fund
May 2013 December 2013	2% 14%
Fidelity Freedom 2005 Fund
May 2013 December 2013	5% 22%
Fidelity Freedom 2010 Fund
May 2013 December 2013	5% 24%
Fidelity Freedom 2015 Fund
May 2013 December 2013	5% 25%
Fidelity Freedom 2020 Fund
May 2013 December 2013	6% 26%
Fidelity Freedom 2025 Fund
May 2013 December 2013	7% 30%
Fidelity Freedom 2030 Fund
May 2013 December 2013	7% 32%
Fidelity Freedom 2035 Fund
May 2013 December 2013	9% 33%
Fidelity Freedom 2040 Fund
May 2013 December 2013	9% 33%
Fidelity Freedom 2045 Fund
May 2013 December 2013	9% 34%
Fidelity Freedom 2050 Fund
May 2013 December 2013	10% 33%
Fidelity Freedom 2055 Fund
May 2013 December 2013	6% 35%

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research
Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-UANNPRO-0514
1.814503.109

Fidelity Freedom® Index Funds - Class W

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom® Index Income Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index Income Fund - Class W	2.98%	4.40%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index Income Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2000 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2000 Fund - Class W	2.91%	4.46%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2000 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2005 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2005 Fund - Class W	5.25%	6.68%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2005 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2010 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2010 Fund - Class W	7.05%	8.02%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2010 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2015 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2015 Fund - Class W	7.71%	8.32%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2015 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom Index 2020 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2020 Fund - Class W	8.55%	9.14%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2020 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2025 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2025 Fund - Class W	10.75%	10.27%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2025 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2030 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2030 Fund - Class W	11.80%	10.73%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2030 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2035 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2035 Fund - Class W	13.56%	11.48%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2035 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2040 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2040 Fund - Class W	13.72%	11.61%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2040 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2045 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2045 Fund - Class W	14.07%	11.77%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2045 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2050 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2050 Fund - Class W	14.21%	11.88%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2050 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2055 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom Index 2055 Fund - Class W	14.76%	9.20%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2055 Fund - Class W on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,500
2011
2012
2013
'14
Period Ending Values
$12,833 Fidelity Freedom Index 2055 Fund - Class W
$15,151 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher rates and a volatile January to post their strongest gains in four years. The S&P 500® Index returned 21.86% for the 12 months ending March 31, 2014, amid the lowest volatility since before the 2007-08 financial crisis. The index ended the period near all-time highs, buoyed by U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates. Stock valuations remained only slightly above long-term averages, supported by corporate profits that more than doubled in the past five years. Most defensive groups lagged in a risk-taking environment; although that changed in the first quarter of 2014 when historically defensive utility stocks led a tepid market advance amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Health care stocks within the S&P 500® led all sectors over the 12-month period for the first time since the corresponding 2009 year, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Aerospace and defense achieved one of its strongest returns in more than two decades. Reflecting economic optimism, the growth-oriented Nasdaq Composite Index® rose 30.18% and the small-cap Russell 2000® Index rose 24.90%, the latter posting a record seventh-straight quarterly gain.

While stocks rose, bonds with a high sensitivity to interest rate changes performed poorly for much of the period as the Fed made plans to cut back on its asset purchases aimed at stimulating the economy. The Barclays® U.S. Aggregate Bond Index, representing investment-grade debt, returned -0.10%, compared with its long-term average annual return of 8.13%. High-yield investments led all fixed-income sectors as they continued to rally alongside equities; The BofA Merrill LynchSM US High Yield Constrained Index returned 7.52%, as investors accepted more risk in exchange for typically higher yields.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom® Index Funds: Each of the Freedom Index Funds' Class W shares posted a positive return for the 12 months ending March 31, 2014. The longer-dated Funds, designed for investors with the longest time horizon until retirement, delivered the highest returns. This is consistent with what we would anticipate, given that these Funds have greater exposure to underlying equities, which delivered a solid gain during the 12-month period. (For specific Fund results, please refer to the performance section of this shareholder update.) Spartan® Total Market Index Fund Class F, with its broad exposure to U.S. equities, posted a 22% gain for the period. U.S. stock indexes generally outperformed their non-U.S. regional counterparts, with Europe a notable exception due largely to strong results in Germany and France. Emerging markets continued to suffer. For the year, Fidelity® Series Global ex U.S. Index Fund gained 12% in accord with the broad international stock market. Amid weak global demand for commodities, Fidelity Series® Commodity Strategy Fund Class F registered a -2% return. Interest-rate sensitive U.S. investment-grade bonds fell flat during the full-year period amid concern about the prospect of higher interest rates. In this environment, the return for Spartan® U.S. Bond Index Fund Class F was essentially flat, as was the return for Fidelity Institutional Money Market Portfolio Class F; meanwhile, Fidelity Series Inflation-Protected Bond Index Fund Class F returned -5% for the full-year period.

Note to shareholders: Fidelity Freedom® Index 2000 Fund has changed its asset allocation over time, following its predetermined glide path, and its allocations now match those of Fidelity Freedom® Index Income Fund. As described in the Funds' prospectus, once the Funds' asset allocations match, the Fidelity Freedom® Index Funds' Board of Trustees may approve combining the Fund with Fidelity Freedom Index Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.

At its May meeting, the Board of Trustees unanimously approved combining Fidelity Freedom Index 2000 Fund with Fidelity Freedom Index Income Fund. For more detailed information, please contact Fidelity at 1-800-835-5092.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Freedom Index Income Fund	.08%
Actual		$ 1,000.00	$ 1,026.70	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2000 Fund	.07%
Actual		$ 1,000.00	$ 1,026.90	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Fidelity Freedom Index 2005 Fund	.07%
Actual		$ 1,000.00	$ 1,039.10	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Fidelity Freedom Index 2010 Fund	.08%
Actual		$ 1,000.00	$ 1,049.80	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2015 Fund	.08%
Actual		$ 1,000.00	$ 1,053.80	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2020 Fund	.08%
Actual		$ 1,000.00	$ 1,058.60	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2025 Fund	.08%
Actual		$ 1,000.00	$ 1,070.00	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2030 Fund	.08%
Actual		$ 1,000.00	$ 1,075.80	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2035 Fund	.07%
Actual		$ 1,000.00	$ 1,082.40	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Freedom Index 2040 Fund	.07%
Actual		$ 1,000.00	$ 1,082.70	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Fidelity Freedom Index 2045 Fund	.07%
Actual		$ 1,000.00	$ 1,084.20	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Fidelity Freedom Index 2050 Fund	.07%
Actual		$ 1,000.00	$ 1,084.40	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Fidelity Freedom Index 2055 Fund	.08%
Actual		$ 1,000.00	$ 1,086.20	$ .42
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	15.7	13.1
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.8
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	7.2	5.7
Bond Funds
Spartan U.S. Bond Index Fund Class F	40.1	30.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.9	11.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	30.0	38.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	5.9%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	13.1%
Commodity Funds	1.8%
International Equity Funds	5.7%
Bond Funds	30.2%
Inflation-Protected Bond Funds	11.1%
Short-Term Funds	38.1%

Annual Report

Fidelity Freedom Index Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $19,312,294)	470,152	$ 25,952,370
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $1,889,382)	215,915	1,835,278
International Equity Funds - 7.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $10,377,668)	965,361	11,864,285
Bond Funds - 40.1%

Spartan U.S. Bond Index Fund Class F (c) (Cost $66,454,527)	5,751,312	66,140,085
Inflation-Protected Bond Funds - 5.9%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $10,753,506)	989,707	9,758,510
Short-Term Funds - 30.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $49,383,751)	49,383,751	$ 49,383,751
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $158,171,128)	164,934,279
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,734)
NET ASSETS - 100%	$ 164,925,545
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 53,113,549	$ 21,998,948	$ 25,728,746	$ 50,530	$ 49,383,751
Fidelity Series Commodity Strategy Fund Class F	2,640,205	1,104,373	1,799,220	-	1,835,278
Fidelity Series Global ex U.S. Index Fund	7,160,575	7,080,475	3,144,694	223,181	11,864,285
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,930,060	7,225,691	11,558,623	16,112	9,758,510
Spartan Total Market Index Fund Class F	16,736,513	14,236,248	8,685,233	391,680	25,952,370
Spartan U.S. Bond Index Fund Class F	37,182,018	40,372,461	10,557,027	1,162,536	66,140,085
Total	$ 132,762,920	$ 92,018,196	$ 61,473,543	$ 1,844,039	$ 164,934,279
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $158,171,128) - See accompanying schedule		$ 164,934,279
Cash		2
Receivable for investments sold		1,503,584
Receivable for fund shares sold		332,883
Receivable from affiliate for expense reductions		11,916
Total assets		166,782,664

Liabilities
Payable for fund shares redeemed	$ 1,836,452
Transfer agent fees payable	20,667
Total liabilities		1,857,119

Net Assets		$ 164,925,545
Net Assets consist of:
Paid in capital		$ 157,834,951
Undistributed net investment income		163,938
Accumulated undistributed net realized gain (loss) on investments		163,505
Net unrealized appreciation (depreciation) on investments		6,763,151
Net Assets, for 14,573,860 shares outstanding		$ 164,925,545
Net Asset Value, offering price and redemption price per share ($164,925,545 ÷ 14,573,860 shares)		$ 11.32

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 1,844,039

Expenses
Transfer agent fees	$ 215,619
Independent trustees' compensation	535
Total expenses before reductions	216,154
Expense reductions	(94,999)	121,155
Net investment income (loss)		1,722,884
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(549,132)
Capital gain distributions from underlying funds	1,031,970
Total net realized gain (loss)		482,838
Change in net unrealized appreciation (depreciation) on investment securities		2,175,838
Net gain (loss)		2,658,676
Net increase (decrease) in net assets resulting from operations		$ 4,381,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,722,884	$ 1,153,572
Net realized gain (loss)	482,838	650,012
Change in net unrealized appreciation (depreciation)	2,175,838	2,653,892
Net increase (decrease) in net assets resulting from operations	4,381,560	4,457,476
Distributions to shareholders from net investment income	(1,641,918)	(1,128,654)
Distributions to shareholders from net realized gain	(188,185)	(581,226)
Total distributions	(1,830,103)	(1,709,880)
Share transactions Proceeds from sales of shares	84,388,161	92,203,884
Reinvestment of distributions	1,830,103	1,709,880
Cost of shares redeemed	(56,597,258)	(31,313,121)
Net increase (decrease) in net assets resulting from share transactions	29,621,006	62,600,643
Total increase (decrease) in net assets	32,172,463	65,348,239

Net Assets
Beginning of period	132,753,082	67,404,843
End of period (including undistributed net investment income of $163,938 and undistributed net investment income of $82,972, respectively)	$ 164,925,545	$ 132,753,082
Other Information Shares
Sold	7,568,262	8,425,114
Issued in reinvestment of distributions	163,960	156,070
Redeemed	(5,081,711)	(2,846,649)
Net increase (decrease)	2,650,511	5,734,535

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.89	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.12	.13	.13	.06
Net realized and unrealized gain (loss)	.20	.29	.24	.47	.30
Total from investment operations	.33	.41	.37	.60	.36
Distributions from net investment income	(.12)	(.11)	(.13)	(.12)	(.07)
Distributions from net realized gain	(.02)	(.05)	(.09)	(.03)	(.01)
Total distributions	(.14)	(.17) H	(.22)	(.15)	(.07) I
Net asset value, end of period	$ 11.32	$ 11.13	$ 10.89	$ 10.74	$ 10.29
Total Return B, C	2.98%	3.75%	3.52%	5.89%	3.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.10%	.09%	.06%	.04% A
Expenses net of all reductions	.08%	.10%	.09%	.06%	.04% A
Net investment income (loss)	1.20%	1.06%	1.24%	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,926	$ 132,753	$ 67,405	$ 38,540	$ 6,401
Portfolio turnover rate G	43%	19%	31%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	15.7	13.1
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.8
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	7.2	5.7
Bond Funds
Spartan U.S. Bond Index Fund Class F	40.1	30.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.9	11.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	30.0	38.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	5.9%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	13.1%
Commodity Funds	1.8%
International Equity Funds	5.7%
Bond Funds	30.2%
Inflation-Protected Bond Funds	11.1%
Short-Term Funds	38.1%

Annual Report

Fidelity Freedom Index 2000 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $6,193,614)	165,243	$ 9,121,429
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $654,383)	74,997	637,477
International Equity Funds - 7.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $3,534,704)	338,896	4,165,035
Bond Funds - 40.1%

Spartan U.S. Bond Index Fund Class F (c) (Cost $23,269,805)	2,023,374	23,268,803
Inflation-Protected Bond Funds - 5.9%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,692,735)	348,774	3,438,912
Short-Term Funds - 30.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $17,393,465)	17,393,465	$ 17,393,465
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $54,738,706)	58,025,121
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,104)
NET ASSETS - 100%	$ 58,022,017
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 23,501,543	$ 6,263,872	$ 12,371,951	$ 21,128	$ 17,393,465
Fidelity Series Commodity Strategy Fund Class F	1,166,142	366,146	832,282	-	637,477
Fidelity Series Global ex U.S. Index Fund	3,164,687	2,240,868	1,556,613	85,354	4,165,035
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,042,780	2,363,552	5,228,736	6,059	3,438,912
Spartan Total Market Index Fund Class F	7,448,502	4,365,324	4,218,480	152,190	9,121,429
Spartan U.S. Bond Index Fund Class F	16,457,641	13,015,340	5,795,442	466,196	23,268,803
Total	$ 58,781,295	$ 28,615,102	$ 30,003,504	$ 730,927	$ 58,025,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $54,738,706) - See accompanying schedule		$ 58,025,121
Cash		2
Receivable for investments sold		1,012,788
Receivable for fund shares sold		55,911
Receivable from affiliate for expense reductions		4,273
Total assets		59,098,095

Liabilities
Payable for fund shares redeemed	$ 1,068,696
Transfer agent fees payable	7,382
Total liabilities		1,076,078

Net Assets		$ 58,022,017
Net Assets consist of:
Paid in capital		$ 54,117,260
Undistributed net investment income		682,587
Accumulated undistributed net realized gain (loss) on investments		(64,245)
Net unrealized appreciation (depreciation) on investments		3,286,415
Net Assets, for 5,058,289 shares outstanding		$ 58,022,017
Net Asset Value, offering price and redemption price per share ($58,022,017 ÷ 5,058,289 shares)		$ 11.47

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 730,927

Expenses
Transfer agent fees	$ 88,005
Independent trustees' compensation	223
Total expenses before reductions	88,228
Expense reductions	(40,572)	47,656
Net investment income (loss)		683,271
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(265,013)
Capital gain distributions from underlying funds	385,011
Total net realized gain (loss)		119,998
Change in net unrealized appreciation (depreciation) on investment securities		897,242
Net gain (loss)		1,017,240
Net increase (decrease) in net assets resulting from operations		$ 1,700,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 683,271	$ 546,265
Net realized gain (loss)	119,998	346,988
Change in net unrealized appreciation (depreciation)	897,242	1,204,012
Net increase (decrease) in net assets resulting from operations	1,700,511	2,097,265
Distributions to shareholders from net investment income	(84,770)	(539,630)
Distributions to shareholders from net realized gain	(100,663)	(287,389)
Total distributions	(185,433)	(827,019)
Share transactions Proceeds from sales of shares	22,200,105	30,030,172
Reinvestment of distributions	185,433	827,019
Cost of shares redeemed	(24,655,519)	(13,149,658)
Net increase (decrease) in net assets resulting from share transactions	(2,269,981)	17,707,533
Total increase (decrease) in net assets	(754,903)	18,977,779

Net Assets
Beginning of period	58,776,920	39,799,141
End of period (including undistributed net investment income of $682,587 and undistributed net investment income of $84,085, respectively)	$ 58,022,017	$ 58,776,920
Other Information Shares
Sold	1,982,581	2,735,231
Issued in reinvestment of distributions	16,542	75,347
Redeemed	(2,198,171)	(1,191,832)
Net increase (decrease)	(199,048)	1,618,746

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 10.79	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.12	.13	.13	.05
Net realized and unrealized gain (loss)	.20	.29	.24	.49	.34
Total from investment operations	.33	.41	.37	.62	.39
Distributions from net investment income	(.02)	(.11)	(.12)	(.11)	(.06)
Distributions from net realized gain	(.02)	(.06)	(.10)	(.04)	(.01)
Total distributions	(.04)	(.17)	(.22)	(.15)	(.07)
Net asset value, end of period	$ 11.47	$ 11.18	$ 10.94	$ 10.79	$ 10.32
Total Return B, C	2.91%	3.76%	3.50%	6.00%	3.86%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.10%	.09%	.05%	.04% A
Expenses net of all reductions	.08%	.10%	.09%	.05%	.04% A
Net investment income (loss)	1.16%	1.04%	1.23%	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,022	$ 58,777	$ 39,799	$ 25,606	$ 6,841
Portfolio turnover rate G	49%	21%	36%	33%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	27.0	21.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	3.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	12.0	9.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	35.8	26.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.4	9.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	19.7	30.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.0%
Commodity Funds	1.1%
International Equity Funds	12.0%
Bond Funds	35.8%
Inflation-Protected Bond Funds	4.4%
Short-Term Funds	19.7%

Six months ago
Domestic Equity Funds	21.7%
Commodity Funds	3.0%
International Equity Funds	9.5%
Bond Funds	26.5%
Inflation-Protected Bond Funds	9.1%
Short-Term Funds	30.2%

Annual Report

Fidelity Freedom Index 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $12,947,370)	324,911	$ 17,935,104
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $728,145)	83,579	710,419
International Equity Funds - 12.0%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $7,036,622)	648,631	7,971,676
Bond Funds - 35.8%

Spartan U.S. Bond Index Fund Class F (c) (Cost $23,745,615)	2,065,547	23,753,792
Inflation-Protected Bond Funds - 4.4%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,169,430)	298,465	2,942,860
Short-Term Funds - 19.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $13,090,373)	13,090,373	$ 13,090,373
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $60,717,555)	66,404,224
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,348)
NET ASSETS - 100%	$ 66,400,876
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 19,599,320	$ 5,287,972	$ 11,796,918	$ 17,306	$ 13,090,373
Fidelity Series Commodity Strategy Fund Class F	2,391,366	489,455	2,010,182	-	710,419
Fidelity Series Global ex U.S. Index Fund	5,803,062	3,877,766	2,292,206	140,498	7,971,676
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,114,582	1,817,315	4,360,130	5,072	2,942,860
Spartan Total Market Index Fund Class F	13,558,872	7,287,771	5,634,005	259,584	17,935,104
Spartan U.S. Bond Index Fund Class F	15,520,084	13,607,455	5,006,337	445,877	23,753,792
Total	$ 62,987,286	$ 32,367,734	$ 31,099,778	$ 868,337	$ 66,404,224
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $60,717,555) - See accompanying schedule		$ 66,404,224
Cash		2
Receivable for investments sold		335,778
Receivable for fund shares sold		89,361
Receivable from affiliate for expense reductions		4,890
Total assets		66,834,255

Liabilities
Payable for investments purchased	$ 17,762
Payable for fund shares redeemed	407,294
Transfer agent fees payable	8,323
Total liabilities		433,379

Net Assets		$ 66,400,876
Net Assets consist of:
Paid in capital		$ 60,188,356
Undistributed net investment income		815,769
Accumulated undistributed net realized gain (loss) on investments		(289,918)
Net unrealized appreciation (depreciation) on investments		5,686,669
Net Assets, for 5,312,145 shares outstanding		$ 66,400,876
Net Asset Value, offering price and redemption price per share ($66,400,876 ÷ 5,312,145 shares)		$ 12.50

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 868,337

Expenses
Transfer agent fees	$ 94,873
Independent trustees' compensation	239
Total expenses before reductions	95,112
Expense reductions	(45,343)	49,769
Net investment income (loss)		818,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(383,240)
Capital gain distributions from underlying funds	326,853
Total net realized gain (loss)		(56,387)
Change in net unrealized appreciation (depreciation) on investment securities		2,532,220
Net gain (loss)		2,475,833
Net increase (decrease) in net assets resulting from operations		$ 3,294,401

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 818,568	$ 643,975
Net realized gain (loss)	(56,387)	277,425
Change in net unrealized appreciation (depreciation)	2,532,220	1,988,410
Net increase (decrease) in net assets resulting from operations	3,294,401	2,909,810
Distributions to shareholders from net investment income	(74,307)	(645,508)
Distributions to shareholders from net realized gain	(106,152)	(199,238)
Total distributions	(180,459)	(844,746)
Share transactions Proceeds from sales of shares	23,371,800	27,537,973
Reinvestment of distributions	180,459	844,746
Cost of shares redeemed	(23,248,120)	(11,451,064)
Net increase (decrease) in net assets resulting from share transactions	304,139	16,931,655
Total increase (decrease) in net assets	3,418,081	18,996,719

Net Assets
Beginning of period	62,982,795	43,986,076
End of period (including undistributed net investment income of $815,769 and undistributed net investment income of $71,508, respectively)	$ 66,400,876	$ 62,982,795
Other Information Shares
Sold	1,928,121	2,379,763
Issued in reinvestment of distributions	15,051	73,213
Redeemed	(1,919,507)	(989,707)
Net increase (decrease)	23,665	1,463,269

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.50	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.14	.16	.16	.06
Net realized and unrealized gain (loss)	.46	.45	.18	.86	.62
Total from investment operations	.62	.59	.34	1.02	.68
Distributions from net investment income	(.01)	(.14)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.02)	(.04)	(.14)	(.05)	(.01)
Total distributions	(.03)	(.18)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 12.50	$ 11.91	$ 11.50	$ 11.44	$ 10.59
Total Return B, C	5.25%	5.17%	3.11%	9.72%	6.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08%	.09%	.09%	.06%	.03% A
Expenses net of all reductions	.08%	.09%	.09%	.06%	.03% A
Net investment income (loss)	1.29%	1.22%	1.45%	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,401	$ 62,983	$ 43,986	$ 23,459	$ 2,167
Portfolio turnover rate G	49%	23%	37%	53%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	33.2	30.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	4.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.7	13.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	33.0	28.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.6	9.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	14.3	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.2%
Commodity Funds	1.2%
International Equity Funds	14.7%
Bond Funds	33.0%
Inflation-Protected Bond Funds	3.6%
Short-Term Funds	14.3%

Six months ago
Domestic Equity Funds	30.5%
Commodity Funds	4.2%
International Equity Funds	13.1%
Bond Funds	28.5%
Inflation-Protected Bond Funds	9.7%
Short-Term Funds	14.0%

Annual Report

Fidelity Freedom Index 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 33.2%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $99,097,293)	2,589,659	$ 142,949,184
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $5,046,577)	594,662	5,054,630
International Equity Funds - 14.7%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $54,153,958)	5,147,538	63,263,246
Bond Funds - 33.0%

Spartan U.S. Bond Index Fund Class F (c) (Cost $142,478,736)	12,363,531	142,180,606
Inflation-Protected Bond Funds - 3.6%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $16,613,097)	1,579,831	15,577,134
Short-Term Funds - 14.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $61,765,294)	61,765,294	$ 61,765,294
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $379,154,955)	430,790,094
NET OTHER ASSETS (LIABILITIES) - 0.0%	(23,432)
NET ASSETS - 100%	$ 430,766,662
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 47,815,558	$ 30,343,921	$ 16,394,185	$ 52,356	$ 61,765,294
Fidelity Series Commodity Strategy Fund Class F	19,073,441	5,478,355	18,157,068	-	5,054,630
Fidelity Series Global ex U.S. Index Fund	46,607,658	26,931,967	15,275,022	1,063,506	63,263,246
Fidelity Series Inflation-Protected Bond Index Fund Class F	38,492,235	12,830,250	31,888,404	29,799	15,577,134
Spartan Total Market Index Fund Class F	109,281,717	51,620,860	40,371,710	1,988,302	142,949,184
Spartan U.S. Bond Index Fund Class F	103,610,011	69,247,176	28,146,804	2,864,151	142,180,606
Total	$ 364,880,620	$ 196,452,529	$ 150,233,193	$ 5,998,114	$ 430,790,094
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $379,154,955) - See accompanying schedule		$ 430,790,094
Cash		2
Receivable for investments sold		4,326,130
Receivable for fund shares sold		426,379
Receivable from affiliate for expense reductions		30,341
Total assets		435,572,946

Liabilities
Payable for investments purchased	$ 57,808
Payable for fund shares redeemed	4,694,166
Transfer agent fees payable	54,310
Total liabilities		4,806,284

Net Assets		$ 430,766,662
Net Assets consist of:
Paid in capital		$ 376,943,503
Undistributed net investment income		5,643,094
Accumulated undistributed net realized gain (loss) on investments		(3,455,074)
Net unrealized appreciation (depreciation) on investments		51,635,139
Net Assets, for 32,931,736 shares outstanding		$ 430,766,662
Net Asset Value, offering price and redemption price per share ($430,766,662 ÷ 32,931,736 shares)		$ 13.08

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 5,998,114

Expenses
Transfer agent fees	$ 585,488
Independent trustees' compensation	1,460
Total expenses before reductions	586,948
Expense reductions	(251,695)	335,253
Net investment income (loss)		5,662,861
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,615,667)
Capital gain distributions from underlying funds	1,955,421
Total net realized gain (loss)		(1,660,246)
Change in net unrealized appreciation (depreciation) on investment securities		23,305,805
Net gain (loss)		21,645,559
Net increase (decrease) in net assets resulting from operations		$ 27,308,420

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,662,861	$ 4,892,147
Net realized gain (loss)	(1,660,246)	2,131,101
Change in net unrealized appreciation (depreciation)	23,305,805	16,619,400
Net increase (decrease) in net assets resulting from operations	27,308,420	23,642,648
Distributions to shareholders from net investment income	(505,726)	(4,819,893)
Distributions to shareholders from net realized gain	(1,041,199)	(1,596,123)
Total distributions	(1,546,925)	(6,416,016)
Share transactions Proceeds from sales of shares	172,483,332	192,142,131
Reinvestment of distributions	1,546,925	6,416,016
Cost of shares redeemed	(133,877,716)	(89,089,878)
Net increase (decrease) in net assets resulting from share transactions	40,152,541	109,468,269
Total increase (decrease) in net assets	65,914,036	126,694,901

Net Assets
Beginning of period	364,852,626	238,157,725
End of period (including undistributed net investment income of $5,643,094 and undistributed net investment income of $478,163, respectively)	$ 430,766,662	$ 364,852,626
Other Information Shares
Sold	13,720,828	16,374,593
Issued in reinvestment of distributions	124,651	545,847
Redeemed	(10,656,793)	(7,514,979)
Net increase (decrease)	3,188,686	9,405,461

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 11.71	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.20	.19	.05
Net realized and unrealized gain (loss)	.68	.61	.21	.98	.70
Total from investment operations	.86	.79	.41	1.17	.75
Distributions from net investment income	(.02)	(.17)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.04)	(.06)	(.17)	(.04)	(.01)
Total distributions	(.05) H	(.23)	(.35)	(.17)	(.10)
Net asset value, end of period	$ 13.08	$ 12.27	$ 11.71	$ 11.65	$ 10.65
Total Return B, C	7.05%	6.80%	3.64%	11.08%	7.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.45%	1.54%	1.71%	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,767	$ 364,853	$ 238,158	$ 144,278	$ 19,773
Portfolio turnover rate G	39%	21%	33%	36%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	38.3	32.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	4.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	16.9	14.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	30.8	29.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.8	9.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.9	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	38.3%
Commodity Funds	1.3%
International Equity Funds	16.9%
Bond Funds	30.8%
Inflation-Protected Bond Funds	2.8%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	32.7%
Commodity Funds	4.4%
International Equity Funds	14.1%
Bond Funds	29.3%
Inflation-Protected Bond Funds	9.7%
Short-Term Funds	9.8%

Annual Report

Fidelity Freedom Index 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $229,068,750)	5,752,778	$ 317,553,360
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $10,197,178)	1,239,607	10,536,660
International Equity Funds - 16.9%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $122,108,937)	11,394,947	140,043,903
Bond Funds - 30.8%

Spartan U.S. Bond Index Fund Class F (c) (Cost $257,028,206)	22,191,086	255,197,485
Inflation-Protected Bond Funds - 2.8%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $24,827,818)	2,342,365	23,095,716
Short-Term Funds - 9.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $82,337,568)	82,337,568	$ 82,337,568
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $725,568,457)	828,764,692
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43,100)
NET ASSETS - 100%	$ 828,721,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 66,853,664	$ 29,537,616	$ 14,053,712	$ 73,400	$ 82,337,568
Fidelity Series Commodity Strategy Fund Class F	36,867,827	11,365,019	35,004,436	-	10,536,660
Fidelity Series Global ex U.S. Index Fund	89,747,642	61,273,022	21,688,335	2,438,871	140,043,903
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,497,058	23,506,211	64,048,932	50,841	23,095,716
Spartan Total Market Index Fund Class F	210,325,614	113,242,058	54,270,286	4,454,751	317,553,360
Spartan U.S. Bond Index Fund Class F	198,036,397	97,540,407	35,281,966	5,582,327	255,197,485
Total	$ 672,328,202	$ 336,464,333	$ 224,347,667	$ 12,600,190	$ 828,764,692
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $725,568,457) - See accompanying schedule		$ 828,764,692
Cash		2
Receivable for investments sold		7,008,802
Receivable for fund shares sold		775,015
Receivable from affiliate for expense reductions		57,503
Total assets		836,606,014

Liabilities
Payable for investments purchased	$ 50,878
Payable for fund shares redeemed	7,729,144
Transfer agent fees payable	104,400
Total liabilities		7,884,422

Net Assets		$ 828,721,592
Net Assets consist of:
Paid in capital		$ 722,273,894
Undistributed net investment income		11,916,385
Accumulated undistributed net realized gain (loss) on investments		(8,664,922)
Net unrealized appreciation (depreciation) on investments		103,196,235
Net Assets, for 62,255,545 shares outstanding		$ 828,721,592
Net Asset Value, offering price and redemption price per share ($828,721,592 ÷ 62,255,545 shares)		$ 13.31

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 12,600,190

Expenses
Transfer agent fees	$ 1,147,919
Independent trustees' compensation	2,856
Total expenses before reductions	1,150,775
Expense reductions	(475,930)	674,845
Net investment income (loss)		11,925,345
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,373,870)
Capital gain distributions from underlying funds	3,374,723
Total net realized gain (loss)		(5,999,147)
Change in net unrealized appreciation (depreciation) on investment securities		53,693,693
Net gain (loss)		47,694,546
Net increase (decrease) in net assets resulting from operations		$ 59,619,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,925,345	$ 9,006,236
Net realized gain (loss)	(5,999,147)	2,479,717
Change in net unrealized appreciation (depreciation)	53,693,693	31,949,447
Net increase (decrease) in net assets resulting from operations	59,619,891	43,435,400
Distributions to shareholders from net investment income	(866,325)	(8,869,765)
Distributions to shareholders from net realized gain	(920,469)	(2,613,234)
Total distributions	(1,786,794)	(11,482,999)
Share transactions Proceeds from sales of shares	322,845,321	336,987,331
Reinvestment of distributions	1,786,794	11,482,999
Cost of shares redeemed	(226,019,959)	(120,522,497)
Net increase (decrease) in net assets resulting from share transactions	98,612,156	227,947,833
Total increase (decrease) in net assets	156,445,253	259,900,234

Net Assets
Beginning of period	672,276,339	412,376,105
End of period (including undistributed net investment income of $11,916,385 and undistributed net investment income of $857,365, respectively)	$ 828,721,592	$ 672,276,339
Other Information Shares
Sold	25,550,569	28,430,787
Issued in reinvestment of distributions	142,261	968,858
Redeemed	(17,696,183)	(10,079,046)
Net increase (decrease)	7,996,647	19,320,599

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.80	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.19	.20	.20	.06
Net realized and unrealized gain (loss)	.75	.63	.22	1.00	.71
Total from investment operations	.95	.82	.42	1.20	.77
Distributions from net investment income	(.02)	(.18)	(.17)	(.12)	(.09)
Distributions from net realized gain	(.02)	(.05)	(.15)	(.04)	(.01)
Total distributions	(.03) I	(.23)	(.33) H	(.16)	(.10)
Net asset value, end of period	$ 13.31	$ 12.39	$ 11.80	$ 11.71	$ 10.67
Total Return B, C	7.71%	7.02%	3.70%	11.29%	7.67%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.10%	.09%	.06%	.03% A
Expenses net of all reductions	.09%	.10%	.09%	.06%	.03% A
Net investment income (loss)	1.56%	1.58%	1.76%	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 828,722	$ 672,276	$ 412,376	$ 220,552	$ 13,901
Portfolio turnover rate G	29%	14%	23%	19%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	42.4	35.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	4.7
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.6	15.2
Bond Funds
Spartan U.S. Bond Index Fund Class F	29.2	29.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.0	8.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.5	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.4%
Commodity Funds	1.3%
International Equity Funds	18.6%
Bond Funds	29.2%
Inflation-Protected Bond Funds	2.0%
Short-Term Funds	6.5%

Six months ago
Domestic Equity Funds	35.3%
Commodity Funds	4.7%
International Equity Funds	15.2%
Bond Funds	29.2%
Inflation-Protected Bond Funds	8.3%
Short-Term Funds	7.3%

Annual Report

Fidelity Freedom Index 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 42.4%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $638,326,050)	15,431,266	$ 851,805,895
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $25,524,987)	3,062,954	26,035,113
International Equity Funds - 18.6%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $332,043,122)	30,486,069	374,673,788
Bond Funds - 29.2%

Spartan U.S. Bond Index Fund Class F (c) (Cost $593,047,286)	51,094,871	587,591,013
Inflation-Protected Bond Funds - 2.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $42,976,851)	4,043,655	39,870,441
Short-Term Funds - 6.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $130,902,811)	130,902,811	$ 130,902,811
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,762,821,107)	2,010,879,061
NET OTHER ASSETS (LIABILITIES) - 0.0%	(109,897)
NET ASSETS - 100%	$ 2,010,769,164
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 100,319,895	$ 50,983,346	$ 20,400,430	$ 115,190	$ 130,902,811
Fidelity Series Commodity Strategy Fund Class F	85,724,274	30,403,765	83,733,394	-	26,035,113
Fidelity Series Global ex U.S. Index Fund	208,642,305	180,798,131	39,449,209	6,204,402	374,673,788
Fidelity Series Inflation-Protected Bond Index Fund Class F	125,218,309	52,281,756	125,040,990	91,328	39,870,441
Spartan Total Market Index Fund Class F	488,754,404	348,247,499	101,779,237	11,249,592	851,805,895
Spartan U.S. Bond Index Fund Class F	422,284,130	233,560,362	56,931,214	12,300,695	587,591,013
Total	$ 1,430,943,317	$ 896,274,859	$ 427,334,474	$ 29,961,207	$ 2,010,879,061
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,762,821,107) - See accompanying schedule		$ 2,010,879,061
Cash		2
Receivable for investments sold		14,677,087
Receivable for fund shares sold		2,593,510
Receivable from affiliate for expense reductions		138,367
Total assets		2,028,288,027

Liabilities
Payable for investments purchased	$ 231,282
Payable for fund shares redeemed	17,036,339
Transfer agent fees payable	251,242
Total liabilities		17,518,863

Net Assets		$ 2,010,769,164
Net Assets consist of:
Paid in capital		$ 1,757,263,591
Undistributed net investment income		28,325,351
Accumulated undistributed net realized gain (loss) on investments		(22,877,732)
Net unrealized appreciation (depreciation) on investments		248,057,954
Net Assets, for 146,545,112 shares outstanding		$ 2,010,769,164
Net Asset Value, offering price and redemption price per share ($2,010,769,164 ÷ 146,545,112 shares)		$ 13.72

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 29,961,207

Expenses
Transfer agent fees	$ 2,575,315
Independent trustees' compensation	6,335
Total expenses before reductions	2,581,650
Expense reductions	(1,058,350)	1,523,300
Net investment income (loss)		28,437,907
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,229,493)
Capital gain distributions from underlying funds	6,156,985
Total net realized gain (loss)		(17,072,508)
Change in net unrealized appreciation (depreciation) on investment securities		134,224,852
Net gain (loss)		117,152,344
Net increase (decrease) in net assets resulting from operations		$ 145,590,251

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,437,907	$ 19,425,352
Net realized gain (loss)	(17,072,508)	4,318,168
Change in net unrealized appreciation (depreciation)	134,224,852	73,633,077
Net increase (decrease) in net assets resulting from operations	145,590,251	97,376,597
Distributions to shareholders from net investment income	(1,966,160)	(18,928,616)
Distributions to shareholders from net realized gain	(1,619,190)	(5,245,578)
Total distributions	(3,585,350)	(24,174,194)
Share transactions Proceeds from sales of shares	797,855,180	692,133,502
Reinvestment of distributions	3,585,350	24,174,194
Cost of shares redeemed	(363,510,831)	(171,044,352)
Net increase (decrease) in net assets resulting from share transactions	437,929,699	545,263,344
Total increase (decrease) in net assets	579,934,600	618,465,747

Net Assets
Beginning of period	1,430,834,564	812,368,817
End of period (including undistributed net investment income of $28,325,351 and undistributed net investment income of $1,853,604, respectively)	$ 2,010,769,164	$ 1,430,834,564
Other Information Shares
Sold	61,136,146	57,443,922
Issued in reinvestment of distributions	278,582	2,002,137
Redeemed	(27,794,835)	(14,076,792)
Net increase (decrease)	33,619,893	45,369,267

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 12.03	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.20	.22	.21	.05
Net realized and unrealized gain (loss)	.86	.68	.16	1.15	.87
Total from investment operations	1.08	.88	.38	1.36	.92
Distributions from net investment income	(.02)	(.19)	(.19)	(.14)	(.10)
Distributions from net realized gain	(.01)	(.05)	(.16)	(.04)	(.01)
Total distributions	(.03)	(.24)	(.35)	(.17) H	(.11)
Net asset value, end of period	$ 13.72	$ 12.67	$ 12.03	$ 12.00	$ 10.81
Total Return B,C	8.55%	7.38%	3.36%	12.67%	9.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.66%	1.68%	1.85%	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,010,769	$ 1,430,835	$ 812,369	$ 424,846	$ 38,734
Portfolio turnover rate G	25%	11%	20%	21%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	49.5	43.2
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	5.7
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.7	18.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	25.7	26.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.2	5.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.5%
Commodity Funds	1.3%
International Equity Funds	21.7%
Bond Funds	25.7%
Inflation-Protected Bond Funds	1.2%
Short-Term Funds	0.6%

Six months ago
Domestic Equity Funds	43.2%
Commodity Funds	5.7%
International Equity Funds	18.5%
Bond Funds	26.0%
Inflation-Protected Bond Funds	5.6%
Short-Term Funds	1.0%

Annual Report

Fidelity Freedom Index 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $496,586,525)	12,078,176	$ 666,715,286
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $17,522,222)	2,127,150	18,080,775
International Equity Funds - 21.7%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $258,317,867)	23,794,226	292,431,042
Bond Funds - 25.7%

Spartan U.S. Bond Index Fund Class F (c) (Cost $349,563,723)	30,087,159	346,002,325
Inflation-Protected Bond Funds - 1.2%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $17,312,431)	1,617,035	15,943,970
Short-Term Funds - 0.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $8,889,754)	8,889,754	$ 8,889,754
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,148,192,522)	1,348,063,152
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71,611)
NET ASSETS - 100%	$ 1,347,991,541
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,600,628	$ 13,276,206	$ 11,987,081	$ 7,937	$ 8,889,754
Fidelity Series Commodity Strategy Fund Class F	71,179,350	22,559,727	70,104,110	-	18,080,775
Fidelity Series Global ex U.S. Index Fund	173,070,220	121,972,364	23,551,664	5,056,828	292,431,042
Fidelity Series Inflation-Protected Bond Index Fund Class F	55,570,948	21,401,866	55,564,797	39,473	15,943,970
Spartan Total Market Index Fund Class F	404,921,876	225,974,483	60,843,187	9,190,236	666,715,286
Spartan U.S. Bond Index Fund Class F	257,122,902	122,195,879	26,414,101	7,388,025	346,002,325
Total	$ 969,465,924	$ 527,380,525	$ 248,464,940	$ 21,682,499	$ 1,348,063,152
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,148,192,522) - See accompanying schedule		$ 1,348,063,152
Cash		2
Receivable for investments sold		15,268,953
Receivable for fund shares sold		2,168,132
Receivable from affiliate for expense reductions		94,812
Total assets		1,365,595,051

Liabilities
Payable for investments purchased	$ 1,081,440
Payable for fund shares redeemed	16,353,546
Transfer agent fees payable	168,524
Total liabilities		17,603,510

Net Assets		$ 1,347,991,541
Net Assets consist of:
Paid in capital		$ 1,145,332,185
Undistributed net investment income		20,663,349
Accumulated undistributed net realized gain (loss) on investments		(17,874,623)
Net unrealized appreciation (depreciation) on investments		199,870,630
Net Assets, for 93,891,935 shares outstanding		$ 1,347,991,541
Net Asset Value, offering price and redemption price per share ($1,347,991,541 ÷ 93,891,935 shares)		$ 14.36

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 21,682,499

Expenses
Transfer agent fees	$ 1,749,763
Independent trustees' compensation	4,311
Total expenses before reductions	1,754,074
Expense reductions	(749,879)	1,004,195
Net investment income (loss)		20,678,304
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,740,492)
Capital gain distributions from underlying funds	2,771,849
Total net realized gain (loss)		(13,968,643)
Change in net unrealized appreciation (depreciation) on investment securities		116,422,139
Net gain (loss)		102,453,496
Net increase (decrease) in net assets resulting from operations		$ 123,131,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,678,304	$ 14,029,843
Net realized gain (loss)	(13,968,643)	1,306,310
Change in net unrealized appreciation (depreciation)	116,422,139	58,469,806
Net increase (decrease) in net assets resulting from operations	123,131,800	73,805,959
Distributions to shareholders from net investment income	(1,061,767)	(13,753,827)
Distributions to shareholders from net realized gain	(758,380)	(2,545,865)
Total distributions	(1,820,147)	(16,299,692)
Share transactions Proceeds from sales of shares	451,158,524	450,498,444
Reinvestment of distributions	1,820,147	16,299,692
Cost of shares redeemed	(195,694,024)	(92,314,075)
Net increase (decrease) in net assets resulting from share transactions	257,284,647	374,484,061
Total increase (decrease) in net assets	378,596,300	431,990,328

Net Assets
Beginning of period	969,395,241	537,404,913
End of period (including undistributed net investment income of $20,663,349 and undistributed net investment income of $1,046,812, respectively)	$ 1,347,991,541	$ 969,395,241
Other Information Shares
Sold	33,398,610	36,760,609
Issued in reinvestment of distributions	137,266	1,330,091
Redeemed	(14,282,440)	(7,472,036)
Net increase (decrease)	19,253,436	30,618,664

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.21	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.22	.23	.22	.05
Net realized and unrealized gain (loss)	1.15	.80	.11	1.30	.94
Total from investment operations	1.39	1.02	.34	1.52	.99
Distributions from net investment income	(.01)	(.21)	(.19)	(.15)	(.10)
Distributions from net realized gain	(.01)	(.04)	(.16)	(.03)	(.01)
Total distributions	(.02)	(.24) H	(.35)	(.18)	(.11)
Net asset value, end of period	$ 14.36	$ 12.99	$ 12.21	$ 12.22	$ 10.88
Total Return B,C	10.75%	8.50%	3.03%	14.03%	9.93%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.78%	1.82%	1.97%	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347,992	$ 969,395	$ 537,405	$ 249,606	$ 18,150
Portfolio turnover rate G	21%	10%	18%	18%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	58.4	46.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	6.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	25.5	20.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	14.3	24.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.4	2.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	58.4%
Commodity Funds	1.4%
International Equity Funds	25.5%
Bond Funds	14.3%
Inflation-Protected Bond Funds	0.4%

Six months ago
Domestic Equity Funds	46.6%
Commodity Funds	6.1%
International Equity Funds	20.1%
Bond Funds	24.3%
Inflation-Protected Bond Funds	2.9%

Annual Report

Fidelity Freedom Index 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 58.4%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $767,043,828)	18,037,078	$ 995,646,687
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $22,189,345)	2,697,858	22,931,791
International Equity Funds - 25.5%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $389,343,156)	35,384,565	434,876,304
Bond Funds - 14.3%

Spartan U.S. Bond Index Fund Class F (b) (Cost $245,243,769)	21,250,982	244,386,298
Inflation-Protected Bond Funds - 0.4%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b) (Cost $7,048,755)	655,357	$ 6,461,823
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,430,868,853)	1,704,302,903
NET OTHER ASSETS (LIABILITIES) - 0.0%	(86,987)
NET ASSETS - 100%	$ 1,704,215,916
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 92,677,921	$ 32,726,149	$ 95,234,541	$ -	$ 22,931,791
Fidelity Series Global ex U.S. Index Fund	225,863,581	219,254,553	37,098,157	7,259,111	434,876,304
Fidelity Series Inflation-Protected Bond Index Fund Class F	33,257,799	15,858,977	39,569,529	20,526	6,461,823
Spartan Total Market Index Fund Class F	529,177,253	430,735,902	94,524,132	13,039,966	995,646,687
Spartan U.S. Bond Index Fund Class F	322,153,701	129,267,280	197,629,455	7,442,044	244,386,298
Total	$ 1,203,130,255	$ 827,842,861	$ 464,055,814	$ 27,761,647	$ 1,704,302,903
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,430,868,853) - See accompanying schedule		$ 1,704,302,903
Cash		1
Receivable for investments sold		23,049,007
Receivable for fund shares sold		2,286,516
Receivable from affiliate for expense reductions		124,474
Total assets		1,729,762,901

Liabilities
Payable for investments purchased	$ 657,720
Payable for fund shares redeemed	24,675,783
Transfer agent fees payable	213,482
Total liabilities		25,546,985

Net Assets		$ 1,704,215,916
Net Assets consist of:
Paid in capital		$ 1,431,652,636
Undistributed net investment income		26,536,361
Accumulated undistributed net realized gain (loss) on investments		(27,407,131)
Net unrealized appreciation (depreciation) on investments		273,434,050
Net Assets, for 116,559,678 shares outstanding		$ 1,704,215,916
Net Asset Value, offering price and redemption price per share ($1,704,215,916 ÷ 116,559,678 shares)		$ 14.62

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 27,761,647

Expenses
Transfer agent fees	$ 2,169,657
Independent trustees' compensation	5,332
Total expenses before reductions	2,174,989
Expense reductions	(958,772)	1,216,217
Net investment income (loss)		26,545,430
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,876,219)
Capital gain distributions from underlying funds	1,697,160
Total net realized gain (loss)		(22,179,059)
Change in net unrealized appreciation (depreciation) on investment securities		161,261,819
Net gain (loss)		139,082,760
Net increase (decrease) in net assets resulting from operations		$ 165,628,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,545,430	$ 18,005,016
Net realized gain (loss)	(22,179,059)	908,090
Change in net unrealized appreciation (depreciation)	161,261,819	77,864,594
Net increase (decrease) in net assets resulting from operations	165,628,190	96,777,700
Distributions to shareholders from net investment income	(1,328,362)	(17,577,150)
Distributions to shareholders from net realized gain	(853,947)	(2,817,704)
Total distributions	(2,182,309)	(20,394,854)
Share transactions Proceeds from sales of shares	614,655,308	570,548,909
Reinvestment of distributions	2,182,309	20,394,854
Cost of shares redeemed	(279,111,846)	(118,202,024)
Net increase (decrease) in net assets resulting from share transactions	337,725,771	472,741,739
Total increase (decrease) in net assets	501,171,652	549,124,585

Net Assets
Beginning of period	1,203,044,264	653,919,679
End of period (including undistributed net investment income of $26,536,361 and undistributed net investment income of $1,319,293, respectively)	$ 1,704,215,916	$ 1,203,044,264
Other Information Shares
Sold	44,768,709	46,489,065
Issued in reinvestment of distributions	163,837	1,653,806
Redeemed	(20,237,257)	(9,520,988)
Net increase (decrease)	24,695,289	38,621,883

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 12.28	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.24	.24	.22	.04
Net realized and unrealized gain (loss)	1.29	.83	.07	1.34	1.04
Total from investment operations	1.54	1.07	.31	1.56	1.08
Distributions from net investment income	(.01)	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.16)	(.03)	(.01)
Total distributions	(.02)	(.25) I	(.37) H	(.18)	(.12)
Net asset value, end of period	$ 14.62	$ 13.10	$ 12.28	$ 12.34	$ 10.96
Total Return B,C	11.80%	8.80%	2.70%	14.27%	10.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.08%	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.84%	1.90%	1.99%	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,704,216	$ 1,203,044	$ 653,920	$ 317,352	$ 27,567
Portfolio turnover rate G	32%	10%	18%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	52.4
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	6.9
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	22.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	9.9	18.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%
Inflation-Protected Bond Funds	0.0%

Six months ago
Domestic Equity Funds	52.4%
Commodity Funds	6.9%
International Equity Funds	22.5%
Bond Funds	18.1%
Inflation-Protected Bond Funds	0.1%

Annual Report

Fidelity Freedom Index 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $472,085,423)	11,189,499	$ 617,660,332
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $13,442,027)	1,636,170	13,907,445
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $240,990,323)	21,968,651	269,994,724
Bond Funds - 9.9%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $99,763,494)	8,647,535	$ 99,446,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $826,281,267)	1,001,009,149
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,106)
NET ASSETS - 100%	$ 1,000,962,043
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 60,712,970	$ 21,881,778	$ 63,726,372	$ -	$ 13,907,445
Fidelity Series Global ex U.S. Index Fund	149,104,428	120,157,313	17,570,730	4,487,200	269,994,724
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	1,333,661	1,284,604	643	-
Spartan Total Market Index Fund Class F	349,146,461	232,031,290	48,829,634	8,149,463	617,660,332
Spartan U.S. Bond Index Fund Class F	130,113,491	55,654,130	82,424,455	3,180,265	99,446,648
Total	$ 689,077,350	$ 431,058,172	$ 213,835,795	$ 15,817,571	$ 1,001,009,149
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $826,281,267) - See accompanying schedule		$ 1,001,009,149
Cash		2
Receivable for investments sold		13,962,006
Receivable for fund shares sold		1,950,910
Receivable from affiliate for expense reductions		77,425
Total assets		1,016,999,492

Liabilities
Payable for fund shares redeemed	$ 15,912,206
Transfer agent fees payable	125,243
Total liabilities		16,037,449

Net Assets		$ 1,000,962,043
Net Assets consist of:
Paid in capital		$ 827,747,109
Undistributed net investment income		15,130,381
Accumulated undistributed net realized gain (loss) on investments		(16,643,329)
Net unrealized appreciation (depreciation) on investments		174,727,882
Net Assets, for 66,260,951 shares outstanding		$ 1,000,962,043
Net Asset Value, offering price and redemption price per share ($1,000,962,043 ÷ 66,260,951 shares)		$ 15.11

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 15,817,571

Expenses
Transfer agent fees	$ 1,275,421
Independent trustees' compensation	3,130
Total expenses before reductions	1,278,551
Expense reductions	(612,695)	665,856
Net investment income (loss)		15,151,715
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,229,259)
Capital gain distributions from underlying funds	309,714
Total net realized gain (loss)		(13,919,545)
Change in net unrealized appreciation (depreciation) on investment securities		108,938,683
Net gain (loss)		95,019,138
Net increase (decrease) in net assets resulting from operations		$ 110,170,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,151,715	$ 10,092,732
Net realized gain (loss)	(13,919,545)	(454,886)
Change in net unrealized appreciation (depreciation)	108,938,683	49,107,325
Net increase (decrease) in net assets resulting from operations	110,170,853	58,745,171
Distributions to shareholders from net investment income	(525,606)	(9,902,085)
Distributions to shareholders from net realized gain	(210,242)	(887,993)
Total distributions	(735,848)	(10,790,078)
Share transactions Proceeds from sales of shares	357,508,064	332,376,519
Reinvestment of distributions	735,848	10,790,078
Cost of shares redeemed	(155,749,709)	(59,470,635)
Net increase (decrease) in net assets resulting from share transactions	202,494,203	283,695,962
Total increase (decrease) in net assets	311,929,208	331,651,055

Net Assets
Beginning of period	689,032,835	357,381,780
End of period (including undistributed net investment income of $15,130,381 and undistributed net investment income of $504,272, respectively)	$ 1,000,962,043	$ 689,032,835
Other Information Shares
Sold	25,363,164	26,770,366
Issued in reinvestment of distributions	54,146	867,578
Redeemed	(10,877,295)	(4,741,259)
Net increase (decrease)	14,540,015	22,896,685

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.40	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.24	.23	.21	.03
Net realized and unrealized gain (loss)	1.55	.91	(.01)	1.48	1.11
Total from investment operations	1.80	1.15	.22	1.69	1.14
Distributions from net investment income	(.01)	(.22)	(.19)	(.15)	(.11)
Distributions from net realized gain	- J	(.02)	(.17)	(.03)	(.01)
Total distributions	(.01)	(.23) I	(.36)	(.17) H	(.12)
Net asset value, end of period	$ 15.11	$ 13.32	$ 12.40	$ 12.54	$ 11.02
Total Return B,C	13.56%	9.44%	2.00%	15.46%	11.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08%	.09%	.08%	.05%	.03% A
Expenses net of all reductions	.08%	.09%	.08%	.05%	.03% A
Net investment income (loss)	1.79%	1.91%	1.93%	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000,962	$ 689,033	$ 357,382	$ 150,099	$ 10,728
Portfolio turnover rate G	25%	8%	15%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	53.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	7.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	22.9
Bond Funds
Spartan U.S. Bond Index Fund Class F	9.9	16.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds	53.7%
Commodity Funds	7.1%
International Equity Funds	22.9%
Bond Funds	16.3%

Annual Report

Fidelity Freedom Index 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $553,133,394)	13,180,347	$ 727,555,177
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $15,954,712)	1,941,493	16,502,693
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $282,739,687)	25,881,731	318,086,471
Bond Funds - 9.9%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $118,096,899)	10,187,783	$ 117,159,505
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $969,924,692)	1,179,303,846
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54,579)
NET ASSETS - 100%	$ 1,179,249,267
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 73,364,708	$ 27,567,160	$ 78,521,981	$ -	$ 16,502,693
Fidelity Series Global ex U.S. Index Fund	178,486,716	144,508,599	26,077,409	5,254,408	318,086,471
Spartan Total Market Index Fund Class F	417,883,477	278,336,587	68,782,427	9,582,873	727,555,177
Spartan U.S. Bond Index Fund Class F	140,766,317	62,934,285	82,383,041	3,430,811	117,159,505
Total	$ 810,501,218	$ 513,346,631	$ 255,764,858	$ 18,268,092	$ 1,179,303,846
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $969,924,692) - See accompanying schedule		$ 1,179,303,846
Cash		3
Receivable for investments sold		14,899,165
Receivable for fund shares sold		1,924,902
Receivable from affiliate for expense reductions		91,855
Total assets		1,196,219,771

Liabilities
Payable for fund shares redeemed	$ 16,823,223
Transfer agent fees payable	147,281
Total liabilities		16,970,504

Net Assets		$ 1,179,249,267
Net Assets consist of:
Paid in capital		$ 970,731,081
Undistributed net investment income		17,504,659
Accumulated undistributed net realized gain (loss) on investments		(18,365,627)
Net unrealized appreciation (depreciation) on investments		209,379,154
Net Assets, for 77,669,195 shares outstanding		$ 1,179,249,267
Net Asset Value, offering price and redemption price per share ($1,179,249,267 ÷ 77,669,195 shares)		$ 15.18

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 18,268,092

Expenses
Transfer agent fees	$ 1,482,206
Independent trustees' compensation	3,634
Total expenses before reductions	1,485,840
Expense reductions	(724,063)	761,777
Net investment income (loss)		17,506,315
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,343,547)
Capital gain distributions from underlying funds	312,888
Total net realized gain (loss)		(15,030,659)
Change in net unrealized appreciation (depreciation) on investment securities		126,564,404
Net gain (loss)		111,533,745
Net increase (decrease) in net assets resulting from operations		$ 129,040,060

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,506,315	$ 11,816,207
Net realized gain (loss)	(15,030,659)	(604,593)
Change in net unrealized appreciation (depreciation)	126,564,404	60,336,914
Net increase (decrease) in net assets resulting from operations	129,040,060	71,548,528
Distributions to shareholders from net investment income	(500,509)	(11,638,431)
Distributions to shareholders from net realized gain	(250,125)	(1,086,469)
Total distributions	(750,634)	(12,724,900)
Share transactions Proceeds from sales of shares	445,413,402	409,401,579
Reinvestment of distributions	750,634	12,724,900
Cost of shares redeemed	(205,653,559)	(79,800,351)
Net increase (decrease) in net assets resulting from share transactions	240,510,477	342,326,128
Total increase (decrease) in net assets	368,799,903	401,149,756

Net Assets
Beginning of period	810,449,364	409,299,608
End of period (including undistributed net investment income of $17,504,659 and undistributed net investment income of $498,853, respectively)	$ 1,179,249,267	$ 810,449,364
Other Information Shares
Sold	31,421,859	33,057,917
Issued in reinvestment of distributions	55,075	1,021,451
Redeemed	(14,492,825)	(6,356,433)
Net increase (decrease)	16,984,109	27,722,935

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 12.42	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.24	.23	.21	.03
Net realized and unrealized gain (loss)	1.58	.93	(.02)	1.50	1.13
Total from investment operations	1.83	1.17	.21	1.71	1.16
Distributions from net investment income	(.01)	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	- I	(.02)	(.17)	(.03)	(.01)
Total distributions	(.01)	(.23)	(.37)	(.17) H	(.12)
Net asset value, end of period	$ 15.18	$ 13.36	$ 12.42	$ 12.58	$ 11.04
Total Return B, C	13.72%	9.59%	1.92%	15.59%	11.58%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.09%	.08%	.05%	.03% A
Expenses net of all reductions	.08%	.09%	.08%	.05%	.03% A
Net investment income (loss)	1.78%	1.93%	1.91%	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,179,249	$ 810,449	$ 409,300	$ 174,164	$ 16,259
Portfolio turnover rate G	26%	8%	16%	13%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	54.9
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	7.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	23.4
Bond Funds
Spartan U.S. Bond Index Fund Class F	9.9	14.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds	54.9%
Commodity Funds	7.2%
International Equity Funds	23.4%
Bond Funds	14.5%

Annual Report

Fidelity Freedom Index 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $274,462,149)	6,454,724	$ 356,300,786
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $7,849,439)	957,537	8,139,069
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $139,190,916)	12,677,139	155,802,035
Bond Funds - 9.9%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $58,104,773)	4,990,232	$ 57,387,668
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $479,607,277)	577,629,558
NET OTHER ASSETS (LIABILITIES) - 0.0%	(26,163)
NET ASSETS - 100%	$ 577,603,395
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 35,241,966	$ 13,533,853	$ 37,733,711	$ -	$ 8,139,069
Fidelity Series Global ex U.S. Index Fund	85,970,942	68,988,458	9,733,717	2,555,977	155,802,035
Spartan Total Market Index Fund Class F	201,283,646	136,641,316	30,837,765	4,666,658	356,300,786
Spartan U.S. Bond Index Fund Class F	57,993,087	28,597,560	27,515,479	1,520,781	57,387,668
Total	$ 380,489,641	$ 247,761,187	$ 105,820,672	$ 8,743,416	$ 577,629,558
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $479,607,277) - See accompanying schedule		$ 577,629,558
Cash		1
Receivable for investments sold		5,868,368
Receivable for fund shares sold		1,340,265
Receivable from affiliate for expense reductions		45,184
Total assets		584,883,376

Liabilities
Payable for fund shares redeemed	$ 7,208,215
Transfer agent fees payable	71,766
Total liabilities		7,279,981

Net Assets		$ 577,603,395
Net Assets consist of:
Paid in capital		$ 479,818,058
Undistributed net investment income		8,370,933
Accumulated undistributed net realized gain (loss) on investments		(8,607,877)
Net unrealized appreciation (depreciation) on investments		98,022,281
Net Assets, for 37,709,577 shares outstanding		$ 577,603,395
Net Asset Value, offering price and redemption price per share ($577,603,395 ÷ 37,709,577 shares)		$ 15.32

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 8,743,416

Expenses
Transfer agent fees	$ 717,880
Independent trustees' compensation	1,755
Total expenses before reductions	719,635
Expense reductions	(352,629)	367,006
Net investment income (loss)		8,376,410
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,315,661)
Capital gain distributions from underlying funds	152,203
Total net realized gain (loss)		(7,163,458)
Change in net unrealized appreciation (depreciation) on investment securities		62,515,061
Net gain (loss)		55,351,603
Net increase (decrease) in net assets resulting from operations		$ 63,728,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,376,410	$ 5,288,977
Net realized gain (loss)	(7,163,458)	(362,697)
Change in net unrealized appreciation (depreciation)	62,515,061	27,209,990
Net increase (decrease) in net assets resulting from operations	63,728,013	32,136,270
Distributions to shareholders from net investment income	(201,896)	(5,205,081)
Distributions to shareholders from net realized gain	(86,527)	(420,754)
Total distributions	(288,423)	(5,625,835)
Share transactions Proceeds from sales of shares	235,287,532	206,739,422
Reinvestment of distributions	288,423	5,625,835
Cost of shares redeemed	(101,878,050)	(37,291,170)
Net increase (decrease) in net assets resulting from share transactions	133,697,905	175,074,087
Total increase (decrease) in net assets	197,137,495	201,584,522

Net Assets
Beginning of period	380,465,900	178,881,378
End of period (including undistributed net investment income of $8,370,933 and undistributed net investment income of $196,419, respectively)	$ 577,603,395	$ 380,465,900
Other Information Shares
Sold	16,405,492	16,481,838
Issued in reinvestment of distributions	21,022	449,676
Redeemed	(7,034,830)	(2,956,898)
Net increase (decrease)	9,391,684	13,974,616

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.47	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.25	.23	.21	.03
Net realized and unrealized gain (loss)	1.64	.95	(.04)	1.54	1.14
Total from investment operations	1.89	1.20	.19	1.75	1.17
Distributions from net investment income	(.01)	(.21)	(.19)	(.14)	(.11)
Distributions from net realized gain	- H	(.02)	(.16)	(.03)	(.01)
Total distributions	(.01)	(.23)	(.35)	(.17)	(.12)
Net asset value, end of period	$ 15.32	$ 13.44	$ 12.47	$ 12.63	$ 11.05
Total Return B, C	14.07%	9.76%	1.74%	15.91%	11.68%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08%	.09%	.09%	.05%	.04% A
Expenses net of all reductions	.08%	.09%	.09%	.05%	.04% A
Net investment income (loss)	1.75%	1.95%	1.94%	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 577,603	$ 380,466	$ 178,881	$ 53,547	$ 4,213
Portfolio turnover rate G	22%	7%	15%	11%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	55.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	7.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	23.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	9.9	13.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds	55.3%
Commodity Funds	7.3%
International Equity Funds	23.5%
Bond Funds	13.9%

Annual Report

Fidelity Freedom Index 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $250,668,953)	5,828,784	$ 321,748,874
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $7,165,681)	870,809	7,401,876
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $126,200,317)	11,449,578	140,715,309
Bond Funds - 9.9%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $52,655,664)	4,506,876	$ 51,829,069
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $436,690,615)	521,695,128
NET OTHER ASSETS (LIABILITIES) - 0.0%	(23,433)
NET ASSETS - 100%	$ 521,671,695
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 30,688,057	$ 13,820,804	$ 34,594,386	$ -	$ 7,401,876
Fidelity Series Global ex U.S. Index Fund	74,632,682	68,212,769	11,216,267	2,325,495	140,715,309
Spartan Total Market Index Fund Class F	174,572,370	136,980,287	33,202,909	4,226,009	321,748,874
Spartan U.S. Bond Index Fund Class F	46,347,615	29,693,990	22,826,176	1,291,284	51,829,069
Total	$ 326,240,724	$ 248,707,850	$ 101,839,738	$ 7,842,788	$ 521,695,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $436,690,615) - See accompanying schedule		$ 521,695,128
Cash		2
Receivable for investments sold		3,912,502
Receivable for fund shares sold		1,306,080
Receivable from affiliate for expense reductions		40,722
Total assets		526,954,434

Liabilities
Payable for fund shares redeemed	$ 5,218,183
Transfer agent fees payable	64,556
Total liabilities		5,282,739

Net Assets		$ 521,671,695
Net Assets consist of:
Paid in capital		$ 436,486,443
Undistributed net investment income		7,510,593
Accumulated undistributed net realized gain (loss) on investments		(7,329,854)
Net unrealized appreciation (depreciation) on investments		85,004,513
Net Assets, for 33,838,192 shares outstanding		$ 521,671,695
Net Asset Value, offering price and redemption price per share ($521,671,695 ÷ 33,838,192 shares)		$ 15.42

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 7,842,788

Expenses
Transfer agent fees	$ 633,078
Independent trustees' compensation	1,541
Total expenses before reductions	634,619
Expense reductions	(309,526)	325,093
Net investment income (loss)		7,517,695
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,213,634)
Capital gain distributions from underlying funds	138,474
Total net realized gain (loss)		(6,075,160)
Change in net unrealized appreciation (depreciation) on investment securities		54,799,929
Net gain (loss)		48,724,769
Net increase (decrease) in net assets resulting from operations		$ 56,242,464

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,517,695	$ 4,416,091
Net realized gain (loss)	(6,075,160)	(397,117)
Change in net unrealized appreciation (depreciation)	54,799,929	23,614,291
Net increase (decrease) in net assets resulting from operations	56,242,464	27,633,265
Distributions to shareholders from net investment income	(152,231)	(4,334,959)
Distributions to shareholders from net realized gain	(76,115)	(315,418)
Total distributions	(228,346)	(4,650,377)
Share transactions Proceeds from sales of shares	248,450,079	193,560,408
Reinvestment of distributions	228,346	4,650,377
Cost of shares redeemed	(109,241,600)	(35,627,910)
Net increase (decrease) in net assets resulting from share transactions	139,436,825	162,582,875
Total increase (decrease) in net assets	195,450,943	185,565,763

Net Assets
Beginning of period	326,220,752	140,654,989
End of period (including undistributed net investment income of $7,510,593 and undistributed net investment income of $145,129, respectively)	$ 521,671,695	$ 326,220,752
Other Information Shares
Sold	17,208,842	15,362,337
Issued in reinvestment of distributions	16,428	370,270
Redeemed	(7,535,793)	(2,810,438)
Net increase (decrease)	9,689,477	12,922,169

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.53	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.25	.23	.20	.04
Net realized and unrealized gain (loss)	1.66	.95	(.09)	1.59	1.18
Total from investment operations	1.92	1.20	.14	1.79	1.22
Distributions from net investment income	(.01)	(.21)	(.18)	(.14)	(.11)
Distributions from net realized gain	- I	(.02)	(.16)	(.02)	(.01)
Total distributions	(.01)	(.22) H	(.34)	(.16)	(.12)
Net asset value, end of period	$ 15.42	$ 13.51	$ 12.53	$ 12.73	$ 11.10
Total Return B, C	14.21%	9.75%	1.39%	16.19%	12.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.09%	.08%	.05%	.04% A
Expenses net of all reductions	.08%	.09%	.08%	.05%	.04% A
Net investment income (loss)	1.79%	2.02%	1.89%	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 521,672	$ 326,221	$ 140,655	$ 36,758	$ 1,638
Portfolio turnover rate G	24%	8%	15%	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.015 per share.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	57.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.4	7.6
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	24.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	9.9	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds	57.7%
Commodity Funds	7.6%
International Equity Funds	24.5%
Bond Funds	10.2%

Annual Report

Fidelity Freedom Index 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $46,134,350)	983,778	$ 54,304,573
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $1,205,211)	148,875	1,265,436
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $22,099,561)	1,933,674	23,764,856
Bond Funds - 9.9%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $8,823,850)	761,146	$ 8,753,183
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $78,262,972)	88,088,048
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,846)
NET ASSETS - 100%	$ 88,084,202
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 2,975,408	$ 3,793,226	$ 5,226,087	$ -	$ 1,265,436
Fidelity Series Global ex U.S. Index Fund	7,225,560	16,756,925	1,545,360	346,647	23,764,856
Spartan Total Market Index Fund Class F	16,861,654	35,683,906	4,408,189	608,483	54,304,573
Spartan U.S. Bond Index Fund Class F	3,144,569	6,759,602	1,060,395	145,667	8,753,183
Total	$ 30,207,191	$ 62,993,659	$ 12,240,031	$ 1,100,797	$ 88,088,048
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $78,262,972) - See accompanying schedule		$ 88,088,048
Receivable for fund shares sold		527,918
Receivable from affiliate for expense reductions		6,777
Total assets		88,622,743

Liabilities
Payable for investments purchased	$ 348,360
Payable for fund shares redeemed	179,488
Transfer agent fees payable	10,693
Total liabilities		538,541

Net Assets		$ 88,084,202
Net Assets consist of:
Paid in capital		$ 78,992,182
Undistributed net investment income		35,045
Accumulated undistributed net realized gain (loss) on investments		(768,101)
Net unrealized appreciation (depreciation) on investments		9,825,076
Net Assets, for 7,296,775 shares outstanding		$ 88,084,202
Net Asset Value, offering price and redemption price per share ($88,084,202 ÷ 7,296,775 shares)		$ 12.07

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 1,100,797

Expenses
Transfer agent fees	$ 87,240
Independent trustees' compensation	203
Total expenses before reductions	87,443
Expense reductions	(39,574)	47,869
Net investment income (loss)		1,052,928
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(669,029)
Capital gain distributions from underlying funds	20,636
Total net realized gain (loss)		(648,393)
Change in net unrealized appreciation (depreciation) on investment securities		7,796,256
Net gain (loss)		7,147,863
Net increase (decrease) in net assets resulting from operations		$ 8,200,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,052,928	$ 322,252
Net realized gain (loss)	(648,393)	(63,543)
Change in net unrealized appreciation (depreciation)	7,796,256	1,945,207
Net increase (decrease) in net assets resulting from operations	8,200,791	2,203,916
Distributions to shareholders from net investment income	(1,023,210)	(318,679)
Distributions to shareholders from net realized gain	(21,734)	(20,452)
Total distributions	(1,044,944)	(339,131)
Share transactions Proceeds from sales of shares	68,264,589	31,041,974
Reinvestment of distributions	1,044,944	339,131
Cost of shares redeemed	(18,586,625)	(10,971,866)
Net increase (decrease) in net assets resulting from share transactions	50,722,908	20,409,239
Total increase (decrease) in net assets	57,878,755	22,274,024

Net Assets
Beginning of period	30,205,447	7,931,423
End of period (including undistributed net investment income of $35,045 and undistributed net investment income of $6,223, respectively)	$ 88,084,202	$ 30,205,447
Other Information Shares
Sold	5,994,072	3,087,682
Issued in reinvestment of distributions	88,319	34,273
Redeemed	(1,616,753)	(1,095,160)
Net increase (decrease)	4,465,638	2,026,795

Financial Highlights

Years ended March 31,	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.21	.14
Net realized and unrealized gain (loss)	1.36	.77	(.01)
Total from investment operations	1.57	.98	.13
Distributions from net investment income	(.17)	(.16)	(.13)
Distributions from net realized gain	- H	(.01)	(.14)
Total distributions	(.17)	(.17)	(.27)
Net asset value, end of period	$ 12.07	$ 10.67	$ 9.86
Total Return B, C	14.76%	10.05%	1.61%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.15% A
Expenses net of fee waivers, if any	.08%	.09%	.07% A
Expenses net of all reductions	.08%	.09%	.07% A
Net investment income (loss)	1.82%	2.06%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,084	$ 30,205	$ 7,931
Portfolio turnover rate G	21%	19%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 158,564,163	$ 8,290,024	$ (1,919,908)	$ 6,370,116
Fidelity Freedom Index 2000 Fund	54,933,589	3,601,257	(509,725)	3,091,532
Fidelity Freedom Index 2005 Fund	60,952,891	5,919,669	(468,336)	5,451,333
Fidelity Freedom Index 2010 Fund	380,767,276	52,793,943	(2,771,125)	50,022,818
Fidelity Freedom Index 2015 Fund	728,029,778	106,218,164	(5,483,250)	100,734,914
Fidelity Freedom Index 2020 Fund	1,768,469,376	255,337,720	(12,928,035)	242,409,685
Fidelity Freedom Index 2025 Fund	1,151,948,804	203,372,301	(7,257,953)	196,114,348
Fidelity Freedom Index 2030 Fund	1,435,269,894	272,833,095	(3,800,086)	269,033,009
Fidelity Freedom Index 2035 Fund	828,680,340	173,599,104	(1,270,295)	172,328,809
Fidelity Freedom Index 2040 Fund	972,760,800	208,542,260	(1,999,214)	206,543,046
Fidelity Freedom Index 2045 Fund	481,141,909	97,675,728	(1,188,079)	96,487,649
Fidelity Freedom Index 2050 Fund	438,304,031	84,671,992	(1,280,895)	83,391,097
Fidelity Freedom Index 2055 Fund	78,467,196	9,768,160	(147,308)	9,620,852

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 936,606	$ (216,128)	$ 6,370,116
Fidelity Freedom Index 2000 Fund	975,057	(161,834)	3,091,532
Fidelity Freedom Index 2005 Fund	1,067,557	(306,369)	5,451,333
Fidelity Freedom Index 2010 Fund	7,198,103	(3,397,762)	50,022,818
Fidelity Freedom Index 2015 Fund	14,671,247	(8,958,463)	100,734,914
Fidelity Freedom Index 2020 Fund	33,528,261	(22,432,374)	242,409,685
Fidelity Freedom Index 2025 Fund	22,959,405	(16,414,398)	196,114,348
Fidelity Freedom Index 2030 Fund	27,980,264	(24,449,993)	269,033,009
Fidelity Freedom Index 2035 Fund	15,380,928	(14,494,804)	172,328,809
Fidelity Freedom Index 2040 Fund	17,738,472	(15,763,332)	206,543,046
Fidelity Freedom Index 2045 Fund	8,485,809	(7,188,121)	96,487,649
Fidelity Freedom Index 2050 Fund	7,610,188	(5,816,032)	83,391,097
Fidelity Freedom Index 2055 Fund	35,046	(563,877)	9,620,852

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Index Income Fund	$ (122,120)	$ (94,008)	$ (216,128)
Fidelity Freedom Index 2000 Fund	(18,327)	(143,507)	(161,834)
Fidelity Freedom Index 2005 Fund	(69,766)	(236,603)	(306,369)
Fidelity Freedom Index 2010 Fund	(267,802)	(3,129,960)	(3,397,762)
Fidelity Freedom Index 2015 Fund	(1,796,620)	(7,161,843)	(8,958,463)
Fidelity Freedom Index 2020 Fund	(4,463,159)	(17,969,215)	(22,432,374)
Fidelity Freedom Index 2025 Fund	(3,017,544)	(13,396,854)	(16,414,398)
Fidelity Freedom Index 2030 Fund	(5,228,763)	(19,221,230)	(24,449,993)
Fidelity Freedom Index 2035 Fund	(2,934,224)	(11,560,580)	(14,494,804)
Fidelity Freedom Index 2040 Fund	(3,473,786)	(12,289,546)	(15,763,332)
Fidelity Freedom Index 2045 Fund	(1,940,429)	(5,247,692)	(7,188,121)
Fidelity Freedom Index 2050 Fund	(1,821,344)	(3,994,688)	(5,816,032)
Fidelity Freedom Index 2055 Fund	(264,692)	(299,185)	(563,877)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 1,665,442	$ 164,661	$ 1,830,103
Fidelity Freedom Index 2000 Fund	90,069	95,364	185,433
Fidelity Freedom Index 2005 Fund	74,307	106,152	180,459
Fidelity Freedom Index 2010 Fund	535,474	1,011,451	1,546,925
Fidelity Freedom Index 2015 Fund	1,082,906	703,888	1,786,794
Fidelity Freedom Index 2020 Fund	2,428,786	1,156,564	3,585,350
Fidelity Freedom Index 2025 Fund	1,289,281	530,866	1,820,147
Fidelity Freedom Index 2030 Fund	1,707,894	474,415	2,182,309
Fidelity Freedom Index 2035 Fund	683,287	52,561	735,848
Fidelity Freedom Index 2040 Fund	750,634	-	750,634
Fidelity Freedom Index 2045 Fund	230,738	57,685	288,423
Fidelity Freedom Index 2050 Fund	177,603	50,743	228,346
Fidelity Freedom Index 2055 Fund	1,044,944	-	1,044,944
March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 1,565,762	$ 144,118	$ 1,709,880
Fidelity Freedom Index 2000 Fund	738,460	88,559	827,019
Fidelity Freedom Index 2005 Fund	801,118	43,628	844,746
Fidelity Freedom Index 2010 Fund	5,948,030	467,986	6,416,016
Fidelity Freedom Index 2015 Fund	10,867,557	615,442	11,482,999
Fidelity Freedom Index 2020 Fund	22,683,347	1,490,847	24,174,194
Fidelity Freedom Index 2025 Fund	15,717,961	581,731	16,299,692
Fidelity Freedom Index 2030 Fund	19,338,904	1,055,950	20,394,854
Fidelity Freedom Index 2035 Fund	10,462,923	327,155	10,790,078
Fidelity Freedom Index 2040 Fund	12,282,773	442,127	12,724,900
Fidelity Freedom Index 2045 Fund	5,477,334	148,501	5,625,835
Fidelity Freedom Index 2050 Fund	4,545,238	105,139	4,650,377
Fidelity Freedom Index 2055 Fund	332,995	6,136	339,131

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	92,018,196	61,473,543
Fidelity Freedom Index 2000 Fund	28,615,102	30,003,504
Fidelity Freedom Index 2005 Fund	32,367,734	31,099,778
Fidelity Freedom Index 2010 Fund	196,452,529	150,233,193
Fidelity Freedom Index 2015 Fund	336,464,333	224,347,667
Fidelity Freedom Index 2020 Fund	896,274,859	427,334,474
Fidelity Freedom Index 2025 Fund	527,380,525	248,464,940
Fidelity Freedom Index 2030 Fund	827,842,861	464,055,814
Fidelity Freedom Index 2035 Fund	431,058,172	213,835,795
Fidelity Freedom Index 2040 Fund	513,346,631	255,764,858
Fidelity Freedom Index 2045 Fund	247,761,187	105,820,672
Fidelity Freedom Index 2050 Fund	248,707,850	101,839,738
Fidelity Freedom Index 2055 Fund	62,993,659	12,240,031

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .15% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund	.19%/.16%*	$ 94,999
Fidelity Freedom Index 2000 Fund	.19%/.16%*	40,572
Fidelity Freedom Index 2005 Fund	.19%/.16%*	45,343
Fidelity Freedom Index 2010 Fund	.19%/.16%*	251,695
Fidelity Freedom Index 2015 Fund	.19%/.16%*	475,930
Fidelity Freedom Index 2020 Fund	.19%/.16%*	1,058,350
Fidelity Freedom Index 2025 Fund	.19%/.16%*	749,879
Fidelity Freedom Index 2030 Fund	.19%/.16%*	958,772
Fidelity Freedom Index 2035 Fund	.19%/.16%*	612,695
Fidelity Freedom Index 2040 Fund	.19%/.16%*	724,063
Fidelity Freedom Index 2045 Fund	.19%/.16%*	352,629
Fidelity Freedom Index 2050 Fund	.19%/.16%*	309,526
Fidelity Freedom Index 2055 Fund	.19%/.16%*	39,574

* Expense limitation effective December 1, 2013.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2035	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	17%	13%	19%	12%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%
Spartan Total Market Index Fund	21%

Annual Report

7. Proposed Reorganization.

The Board of Trustees of Fidelity Freedom Index 2000 Fund and Fidelity Freedom Index Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Freedom Index 2000 Fund and Fidelity Freedom Index Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Freedom Index 2000 Fund in exchange for shares of Fidelity Freedom Index Income Fund equal in value to the net assets of Fidelity Freedom Index 2000 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during July 2014. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund, including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Index Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Index Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Index Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Index Fund's performance. If the interests of a Fidelity Freedom Index Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Index Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund	05/05/2014	05/02/2014	$0.015	$0.054
Fidelity Freedom Index 2000 Fund	05/12/2014	05/09/2014	$0.127	$0.054
Fidelity Freedom Index 2005 Fund	05/12/2014	05/09/2014	$0.154	$0.048
Fidelity Freedom Index 2010 Fund	05/12/2014	05/09/2014	$0.170	$0.047
Fidelity Freedom Index 2015 Fund	05/12/2014	05/09/2014	$0.190	$0.044
Fidelity Freedom Index 2020 Fund	05/12/2014	05/09/2014	$0.191	$0.035
Fidelity Freedom Index 2025 Fund	05/12/2014	05/09/2014	$0.217	$0.024
Fidelity Freedom Index 2030 Fund	05/12/2014	05/09/2014	$0.223	$0.013
Fidelity Freedom Index 2035 Fund	05/12/2014	05/09/2014	$0.225	$0.004
Fidelity Freedom Index 2040 Fund	05/12/2014	05/09/2014	$0.222	$0.003
Fidelity Freedom Index 2045 Fund	05/12/2014	05/09/2014	$0.218	$0.003
Fidelity Freedom Index 2050 Fund	05/12/2014	05/09/2014	$0.217	$0.003
Fidelity Freedom Index 2055 Fund	05/12/2014	05/09/2014	$0.006	$0.000

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	45.63%
Fidelity Freedom Index 2000 Fund	44.60%
Fidelity Freedom Index 2005 Fund	34.67%
Fidelity Freedom Index 2010 Fund	31.60%
Fidelity Freedom Index 2015 Fund	27.84%
Fidelity Freedom Index 2020 Fund	23.34%
Fidelity Freedom Index 2025 Fund	16.53%
Fidelity Freedom Index 2030 Fund	9.88%
Fidelity Freedom Index 2035 Fund	4.83%
Fidelity Freedom Index 2040 Fund	4.25%
Fidelity Freedom Index 2045 Fund	3.91%
Fidelity Freedom Index 2050 Fund	3.69%
Fidelity Freedom Index 2055 Fund	2.85%

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Fidelity Freedom K® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® Income Fund	4.07%	6.77%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2000 Fund	3.99%	6.91%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2000 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2005 Fund	6.48%	9.45%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2010 Fund	8.34%	10.76%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2015 Fund	9.00%	11.13%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2020 Fund	9.95%	12.22%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2025 Fund	12.13%	13.29%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2030 Fund	13.20%	13.86%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2035 Fund	14.83%	14.48%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2040 Fund	15.20%	14.68%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2045 Fund	15.52%	14.88%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2050 Fund	15.60%	14.97%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Fidelity Freedom K® 2055 Fund	16.15%	9.38%

A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher rates and a volatile January to post their strongest gains in four years. The S&P 500® Index returned 21.86% for the 12 months ending March 31, 2014, amid the lowest volatility since before the 2007-08 financial crisis. The index ended the period near all-time highs, buoyed by U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates. Stock valuations remained only slightly above long-term averages, supported by corporate profits that more than doubled in the past five years. Most defensive groups lagged in a risk-taking environment; although that changed in the first quarter of 2014 when historically defensive utility stocks led a tepid market advance amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Health care stocks within the S&P 500® led all sectors over the 12-month period for the first time since the corresponding 2009 year, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Aerospace and defense achieved one of its strongest returns in more than two decades. Reflecting economic optimism, the growth-oriented Nasdaq Composite Index® rose 30.18% and the small-cap Russell 2000® Index rose 24.90%, the latter posting a record 7th-straight quarterly gain.

While stocks rose, bonds with a high sensitivity to interest rate changes performed poorly for much of the period as the Fed made plans to cut back on its asset purchases aimed at stimulating the economy. The Barclays® U.S. Aggregate Bond Index, representing investment-grade debt, returned -0.10%, compared with its long-term average annual return of 8.13%. High-yield investments led all fixed-income sectors as they continued to rally alongside equities; The BofA Merrill LynchSM US High Yield Constrained Index returned 7.52%, as investors accepted more risk in exchange for typically higher yields.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom K® Funds: On an absolute basis, each Freedom K Fund posted a positive return for the 12 months ending March 31, 2014. The longer-dated Funds delivered the highest absolute returns; however, on a relative basis, each Fund lagged its respective Composite index. The Funds' U.S. equity holdings, in aggregate, finished behind the 22.58% return of their asset-class benchmark, the Dow Jones U.S. Total Stock Market IndexSM. An out-of-benchmark allocation to Fidelity® Series Commodity Strategy Fund hurt relative results. Other notable detractors included Fidelity® Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value Fund. On the positive side, Fidelity Series Growth Company Fund, Fidelity Series Blue Chip Growth Fund and Fidelity Series Opportunistic Insights Fund were among the leading contributors. The Funds' non-U.S. holdings, in aggregate, also underperformed their asset-class benchmark. Fidelity Series Emerging Markets Fund was the biggest detractor; Fidelity Series International Growth Fund also hurt. Fidelity Series International Small Cap Fund helped. Note: On January 1, 2014, the non-U.S. equity asset-class benchmark was changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index, which includes exposure to emerging markets. In bonds, the Funds' underlying investments, in aggregate, exceeded the slightly negative result for the fixed income asset-class benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' allocation to Fidelity Series Investment Grade Bond Fund helped, as did allocations to Fidelity Series High Income Fund, Fidelity Series Floating Rate High Income Fund and Fidelity Series Real Estate Income Fund. Conversely, the Funds' investment in Fidelity Series Emerging Markets Debt Fund and Fidelity Series Inflation-Protected Bond Index Fund detracted.

Note to shareholders: Fidelity Freedom K® 2000 Fund has changed its asset allocation over time, following its predetermined glide path, and its allocations now match those of Fidelity Freedom K® Income Fund. As described in the Funds' prospectus, once the Funds' asset allocations match, the Fidelity Freedom K® Funds' Board of Trustees may approve combining the Fund with Fidelity Freedom K Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.

At its May meeting, the Board of Trustees unanimously approved combining Fidelity Freedom K 2000 Fund with Fidelity Freedom K Income Fund. For more detailed information, please contact Fidelity at 1-800-835-5092.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,031.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,031.70	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,042.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,051.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,055.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,059.80	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,068.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,074.30	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,077.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,079.10	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,079.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,079.80	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,081.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.5	0.0
Fidelity Series 1000 Value Index Fund Class F	0.3	0.0
Fidelity Series All-Sector Equity Fund Class F	1.9	2.0
Fidelity Series Blue Chip Growth Fund Class F	1.6	0.0
Fidelity Series Commodity Strategy Fund Class F	1.1	1.9
Fidelity Series Equity-Income Fund Class F	2.5	1.3
Fidelity Series Growth & Income Fund Class F	1.9	0.5
Fidelity Series Growth Company Fund Class F	1.9	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	1.2	1.0
Fidelity Series Opportunistic Insights Fund Class F	1.2	1.0
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Discovery Fund Class F	0.3	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.0	0.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.6	1.2
Fidelity Blue Chip Growth Fund Class F	0.0	1.5
Fidelity Growth Company Fund Class F	0.0	1.9
Fidelity Series 100 Index Fund	0.0	0.4
Fidelity Series Large Cap Value Fund Class F	0.0	1.1
Fidelity Small Cap Growth Fund Class F	0.0	0.3
Fidelity Small Cap Value Fund Class F	0.0	0.3
	17.2	15.2
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.4	1.2
Fidelity Series International Growth Fund Class F	2.5	2.1
Fidelity Series International Small Cap Fund Class F	0.6	0.4
Fidelity Series International Value Fund Class F	2.6	2.0
	7.1	5.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.2
Fidelity Series High Income Fund Class F	5.0	4.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.9	11.0
Fidelity Series Investment Grade Bond Fund Class F	35.9	21.6
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
	45.9	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.4	21.8
Fidelity Short-Term Bond Fund Class F	13.4	17.8
	29.8	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.2%
International Equity Funds	7.1%
Bond Funds	45.9%
Short-Term Funds	29.8%

Six months ago
Domestic Equity Funds**	15.2%
International Equity Funds	5.7%
Bond Funds	39.5%
Short-Term Funds	39.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	615,194	$ 7,486,906
Fidelity Series 1000 Value Index Fund Class F (c)	472,927	5,050,857
Fidelity Series All-Sector Equity Fund Class F (c)	2,093,188	29,534,883
Fidelity Series Blue Chip Growth Fund Class F (c)	2,200,715	23,833,744
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,922,421	16,340,582
Fidelity Series Equity-Income Fund Class F (c)	3,032,722	37,909,024
Fidelity Series Growth & Income Fund Class F (c)	2,178,816	28,302,817
Fidelity Series Growth Company Fund Class F (c)	2,720,253	29,487,542
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,305,114	18,154,142
Fidelity Series Opportunistic Insights Fund Class F (c)	1,263,556	17,651,876
Fidelity Series Real Estate Equity Fund Class F (c)	261,232	3,375,120
Fidelity Series Small Cap Discovery Fund Class F (c)	433,556	4,478,629
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,061,115	14,473,615
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,956,084	24,509,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $227,573,025)		260,589,467
International Equity Funds - 7.1%

Fidelity Series Emerging Markets Fund Class F (c)	1,261,438	21,684,123
Fidelity Series International Growth Fund Class F (c)	2,674,534	37,951,632
Fidelity Series International Small Cap Fund Class F (c)	560,817	9,102,058
Fidelity Series International Value Fund Class F (c)	3,418,233	38,113,298
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,819,342)		106,851,111
Bond Funds - 45.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	898,366	$ 9,163,332
Fidelity Series Floating Rate High Income Fund Class F (c)	1,664,685	17,412,605
Fidelity Series High Income Fund Class F (c)	7,132,694	75,535,231
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,412,247	43,504,752
Fidelity Series Investment Grade Bond Fund Class F (c)	48,169,584	542,389,512
Fidelity Series Real Estate Income Fund Class F (c)	508,002	5,730,266
TOTAL BOND FUNDS (Cost $697,958,988)		693,735,698
Short-Term Funds - 29.8%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	246,990,533	246,990,533
Fidelity Short-Term Bond Fund Class F (c)	23,573,430	202,495,760
TOTAL SHORT-TERM FUNDS (Cost $446,316,394)		449,486,293
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,459,667,749)		1,510,662,569
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,359)
NET ASSETS - 100%		$ 1,510,603,210
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 21,399,323	$ 4,698,745	$ 29,107,261	$ 81,813	$ -
Fidelity Disciplined Equity Fund Class F	4,651,346	42,516	4,916,585	-	-
Fidelity Growth Company Fund Class F	28,422,283	4,359,442	38,072,471	-	-
Fidelity Institutional Money Market Portfolio Class F	339,166,529	37,431,596	129,607,594	308,712	246,990,533
Fidelity Series 100 Index Fund	7,242,026	1,303,565	9,484,959	138,752	-
Fidelity Series 100 Index Fund Class F	-	8,004,164	828,380	-	7,486,906
Fidelity Series 1000 Value Index Fund Class F	-	5,165,284	428,075	17,207	5,050,857
Fidelity Series All-Sector Equity Fund Class F	31,398,973	5,492,109	10,495,569	334,573	29,534,883
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Blue Chip Growth Fund Class F	$ -	$ 27,860,117	$ 6,026,822	$ 28,539	$ 23,833,744
Fidelity Series Commodity Strategy Fund Class F	29,920,383	3,942,850	15,934,888	-	16,340,582
Fidelity Series Emerging Markets Debt Fund Class F	7,995,783	2,914,212	1,252,424	448,008	9,163,332
Fidelity Series Emerging Markets Fund Class F	18,984,480	7,235,532	4,890,249	268,709	21,684,123
Fidelity Series Equity-Income Fund Class F	19,446,821	34,202,870	18,958,144	540,235	37,909,024
Fidelity Series Floating Rate High Income Fund Class F	17,924,383	2,908,213	3,128,238	795,844	17,412,605
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	7,114,397	23,490,967	4,411,332	178,443	28,302,817
Fidelity Series Growth Company Fund Class F	-	33,478,338	6,436,413	28,734	29,487,542
Fidelity Series High Income Fund Class F	77,747,119	12,778,447	15,567,429	4,185,406	75,535,231
Fidelity Series Inflation-Protected Bond Index Fund Class F	178,639,922	19,442,598	141,868,823	72,073	43,504,752
Fidelity Series International Growth Fund Class F	31,280,623	10,558,421	7,522,249	324,112	37,951,632
Fidelity Series International Small Cap Fund Class F	6,410,334	3,509,653	1,946,292	82,309	9,102,058
Fidelity Series International Value Fund Class F	31,172,842	18,525,044	15,642,520	885,699	38,113,298
Fidelity Series Intrinsic Opportunities Fund Class F	13,156,895	4,804,092	3,031,220	214,535	18,154,142
Fidelity Series Investment Grade Bond Fund Class F	336,789,194	284,797,020	71,964,929	10,561,363	542,389,512
Fidelity Series Large Cap Value Fund Class F	18,154,852	6,027,561	22,456,911	232,254	-
Fidelity Series Opportunistic Insights Fund Class F	14,233,295	3,314,915	3,763,203	24,101	17,651,876
Fidelity Series Real Estate Equity Fund Class F	2,859,599	1,115,041	565,257	56,977	3,375,120
Fidelity Series Real Estate Income Fund Class F	5,738,540	1,143,434	966,929	322,231	5,730,266
Fidelity Series Small Cap Discovery Fund Class F	-	4,783,165	453,385	5,902	4,478,629
Fidelity Series Small Cap Opportunities Fund Class F	8,187,311	7,967,227	2,709,541	10,956	14,473,615
Fidelity Series Stock Selector Large Cap Value Fund Class F	19,520,184	10,170,358	7,476,242	277,599	24,509,730
Fidelity Short-Term Bond Fund Class F	279,344,535	30,992,656	107,437,838	2,365,619	202,495,760
Fidelity Small Cap Growth Fund Class F	4,297,566	711,474	5,372,147	-	-
Fidelity Small Cap Value Fund Class F	4,588,276	524,676	5,381,089	12,379	-
Total	$ 1,565,787,814	$ 623,696,302	$ 698,105,408	$ $22,803,084	$ 1,510,662,569
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,459,667,749) - See accompanying schedule		$ 1,510,662,569
Receivable for investments sold		5,789,415
Receivable for fund shares sold		2,073,062
Total assets		1,518,525,046

Liabilities
Payable for fund shares redeemed	$ 7,862,435
Transfer agent fees payable	59,401
Total liabilities		7,921,836

Net Assets		$ 1,510,603,210
Net Assets consist of:
Paid in capital		$ 1,421,845,012
Undistributed net investment income		2,162,978
Accumulated undistributed net realized gain (loss) on investments		35,600,400
Net unrealized appreciation (depreciation) on investments		50,994,820
Net Assets, for 124,956,246 shares outstanding		$ 1,510,603,210
Net Asset Value, offering price and redemption price per share ($1,510,603,210 ÷ 124,956,246 shares)		$ 12.09

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 22,803,084

Expenses
Transfer agent fees	$ 737,411
Independent trustees' compensation	5,939
Total expenses		743,350
Net investment income (loss)		22,059,734
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,055,670
Capital gain distributions from underlying funds	19,446,138
Total net realized gain (loss)		37,501,808
Change in net unrealized appreciation (depreciation) on underlying funds		1,228,266
Net gain (loss)		38,730,074
Net increase (decrease) in net assets resulting from operations		$ 60,789,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,059,734	$ 19,506,145
Net realized gain (loss)	37,501,808	29,007,460
Change in net unrealized appreciation (depreciation)	1,228,266	19,854,338
Net increase (decrease) in net assets resulting from operations	60,789,808	68,367,943
Distributions to shareholders from net investment income	(21,494,679)	(19,271,276)
Distributions to shareholders from net realized gain	(13,588,645)	(20,877,308)
Total distributions	(35,083,324)	(40,148,584)
Share transactions Proceeds from sales of shares	647,109,876	753,193,034
Reinvestment of distributions	35,083,324	40,148,584
Cost of shares redeemed	(763,019,417)	(537,169,540)
Net increase (decrease) in net assets resulting from share transactions	(80,826,217)	256,172,078
Total increase (decrease) in net assets	(55,119,733)	284,391,437

Net Assets
Beginning of period	1,565,722,943	1,281,331,506
End of period (including undistributed net investment income of $2,162,978 and undistributed net investment income of $1,597,923, respectively)	$ 1,510,603,210	$ 1,565,722,943
Other Information Shares
Sold	54,544,970	64,260,405
Issued in reinvestment of distributions	2,955,331	3,441,371
Redeemed	(64,289,080)	(45,842,631)
Net increase (decrease)	(6,788,779)	21,859,145

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.66	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17	.16	.19	.20	.17
Net realized and unrealized gain (loss)	.31	.39	.21	.61	1.09
Total from investment operations	.48	.55	.40	.81	1.26
Distributions from net investment income	(.16)	(.16)	(.18)	(.18)	(.13)
Distributions from net realized gain	(.10)	(.17)	(.19)	(.09)	(.03)
Total distributions	(.27) H	(.33)	(.38) G	(.27)	(.16)
Net asset value, end of period	$ 12.09	$ 11.88	$ 11.66	$ 11.64	$ 11.10
Total Return B	4.07%	4.77%	3.50%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.41%	1.37%	1.67%	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,510,603	$ 1,565,723	$ 1,281,332	$ 636,056	$ 123,777
Portfolio turnover rate D	40%	17%	20%	32%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.5	0.0
Fidelity Series 1000 Value Index Fund Class F	0.3	0.0
Fidelity Series All-Sector Equity Fund Class F	2.0	2.0
Fidelity Series Blue Chip Growth Fund Class F	1.6	0.0
Fidelity Series Commodity Strategy Fund Class F	1.2	1.9
Fidelity Series Equity-Income Fund Class F	2.5	1.3
Fidelity Series Growth & Income Fund Class F	1.9	0.5
Fidelity Series Growth Company Fund Class F	2.0	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	1.2	1.0
Fidelity Series Opportunistic Insights Fund Class F	1.2	1.0
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Discovery Fund Class F	0.3	0.0
Fidelity Series Small Cap Opportunities Fund Class F	0.9	0.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.7	1.2
Fidelity Blue Chip Growth Fund Class F	0.0	1.5
Fidelity Growth Company Fund Class F	0.0	1.9
Fidelity Series 100 Index Fund	0.0	0.5
Fidelity Series Large Cap Value Fund Class F	0.0	1.0
Fidelity Small Cap Growth Fund Class F	0.0	0.3
Fidelity Small Cap Value Fund Class F	0.0	0.3
	17.5	15.2
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.5	1.2
Fidelity Series International Growth Fund Class F	2.5	2.0
Fidelity Series International Small Cap Fund Class F	0.6	0.4
Fidelity Series International Value Fund Class F	2.5	2.0
	7.1	5.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	5.0	4.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.9	11.0
Fidelity Series Investment Grade Bond Fund Class F	35.7	21.6
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
	45.7	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.3	21.8
Fidelity Short-Term Bond Fund Class F	13.4	17.9
	29.7	39.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.5%
International Equity Funds	7.1%
Bond Funds	45.7%
Short-Term Funds	29.7%

Six months ago
Domestic Equity Funds**	15.2%
International Equity Funds	5.6%
Bond Funds	39.5%
Short-Term Funds	39.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2000 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	281,225	$ 3,422,511
Fidelity Series 1000 Value Index Fund Class F (c)	216,352	2,310,637
Fidelity Series All-Sector Equity Fund Class F (c)	976,784	13,782,424
Fidelity Series Blue Chip Growth Fund Class F (c)	1,002,100	10,852,746
Fidelity Series Commodity Strategy Fund Class F (a)(c)	965,519	8,206,915
Fidelity Series Equity-Income Fund Class F (c)	1,386,696	17,333,700
Fidelity Series Growth & Income Fund Class F (c)	1,011,965	13,145,426
Fidelity Series Growth Company Fund Class F (c)	1,246,879	13,516,170
Fidelity Series Intrinsic Opportunities Fund Class F (c)	593,402	8,254,215
Fidelity Series Opportunistic Insights Fund Class F (c)	574,914	8,031,546
Fidelity Series Real Estate Equity Fund Class F (c)	116,272	1,502,236
Fidelity Series Small Cap Discovery Fund Class F (c)	205,850	2,126,432
Fidelity Series Small Cap Opportunities Fund Class F (c)	482,308	6,578,678
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	917,737	11,499,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $105,261,231)		120,562,884
International Equity Funds - 7.1%

Fidelity Series Emerging Markets Fund Class F (c)	603,626	10,376,325
Fidelity Series International Growth Fund Class F (c)	1,211,789	17,195,291
Fidelity Series International Small Cap Fund Class F (c)	254,311	4,127,470
Fidelity Series International Value Fund Class F (c)	1,553,921	17,326,214
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,936,261)		49,025,300
Bond Funds - 45.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	387,593	$ 3,953,447
Fidelity Series Floating Rate High Income Fund Class F (c)	763,549	7,986,726
Fidelity Series High Income Fund Class F (c)	3,270,513	34,634,733
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,001,102	19,730,868
Fidelity Series Investment Grade Bond Fund Class F (c)	21,784,771	245,296,526
Fidelity Series Real Estate Income Fund Class F (c)	223,571	2,521,883
TOTAL BOND FUNDS (Cost $315,754,077)		314,124,183
Short-Term Funds - 29.7%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	112,120,172	112,120,172
Fidelity Short-Term Bond Fund Class F (c)	10,700,222	91,914,903
TOTAL SHORT-TERM FUNDS (Cost $202,260,471)		204,035,075
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $663,212,040)		687,747,442
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,897)
NET ASSETS - 100%		$ 687,720,545
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 10,367,354	$ 2,065,850	$ 13,850,179	$ 38,060	$ -
Fidelity Disciplined Equity Fund Class F	2,272,153	8,875	2,389,469	-	-
Fidelity Growth Company Fund Class F	13,841,156	1,841,137	18,193,271	-	-
Fidelity Institutional Money Market Portfolio Class F	165,948,123	11,425,310	65,253,261	144,993	112,120,172
Fidelity Series 100 Index Fund	3,503,980	434,038	4,379,652	63,377	-
Fidelity Series 100 Index Fund Class F	-	3,625,183	345,170	-	3,422,511
Fidelity Series 1000 Value Index Fund Class F	-	2,347,193	180,596	7,798	2,310,637
Fidelity Series All-Sector Equity Fund Class F	15,197,543	2,295,523	5,228,915	149,867	13,782,424
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Blue Chip Growth Fund Class F	$ -	$ 12,753,789	$ 2,828,008	$ 13,029	$ 10,852,746
Fidelity Series Commodity Strategy Fund Class F	14,657,088	1,484,305	7,224,226	-	8,206,915
Fidelity Series Emerging Markets Debt Fund Class F	4,128,883	902,315	829,351	211,099	3,953,447
Fidelity Series Emerging Markets Fund Class F	9,247,573	3,104,338	2,154,891	122,497	10,376,325
Fidelity Series Equity-Income Fund Class F	9,701,289	12,899,902	6,748,893	254,321	17,333,700
Fidelity Series Floating Rate High Income Fund Class F	8,951,472	1,045,335	1,879,469	369,773	7,986,726
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,546,946	13,734,079	5,168,060	83,681	13,145,426
Fidelity Series Growth Company Fund Class F	-	15,347,439	2,980,624	13,288	13,516,170
Fidelity Series High Income Fund Class F	38,372,819	4,603,883	8,601,650	1,954,224	34,634,733
Fidelity Series Inflation-Protected Bond Index Fund Class F	87,252,419	7,466,335	69,047,405	32,757	19,730,868
Fidelity Series International Growth Fund Class F	15,297,286	4,227,069	4,043,539	147,725	17,195,291
Fidelity Series International Small Cap Fund Class F	3,125,927	1,458,553	989,757	37,516	4,127,470
Fidelity Series International Value Fund Class F	15,195,142	8,521,630	8,343,557	403,630	17,326,214
Fidelity Series Intrinsic Opportunities Fund Class F	6,402,479	1,851,347	1,528,605	98,918	8,254,215
Fidelity Series Investment Grade Bond Fund Class F	164,573,090	121,765,335	37,591,555	4,885,603	245,296,526
Fidelity Series Large Cap Value Fund Class F	8,877,379	2,682,177	10,807,369	106,227	-
Fidelity Series Opportunistic Insights Fund Class F	7,095,962	1,238,863	2,131,118	11,058	8,031,546
Fidelity Series Real Estate Equity Fund Class F	1,315,668	531,120	323,495	25,842	1,502,236
Fidelity Series Real Estate Income Fund Class F	2,865,016	371,173	624,455	148,570	2,521,883
Fidelity Series Small Cap Discovery Fund Class F	-	2,273,156	217,949	2,842	2,126,432
Fidelity Series Small Cap Opportunities Fund Class F	3,972,675	3,502,756	1,377,426	4,986	6,578,678
Fidelity Series Stock Selector Large Cap Value Fund Class F	9,741,259	4,165,705	3,514,557	125,518	11,499,248
Fidelity Short-Term Bond Fund Class F	136,491,569	9,737,575	54,125,157	1,105,932	91,914,903
Fidelity Small Cap Growth Fund Class F	2,095,648	306,870	2,574,478	-	-
Fidelity Small Cap Value Fund Class F	2,242,805	216,652	2,587,141	5,876	-
Total	$ 766,280,703	$ 260,234,810	$ 348,063,248	$ 10,569,007	$ 687,747,442
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $663,212,040) - See accompanying schedule		$ 687,747,442
Receivable for investments sold		3,895
Receivable for fund shares sold		635,706
Total assets		688,387,043

Liabilities
Payable for fund shares redeemed	$ 639,504
Transfer agent fees payable	26,994
Total liabilities		666,498

Net Assets		$ 687,720,545
Net Assets consist of:
Paid in capital		$ 633,218,322
Undistributed net investment income		10,200,203
Accumulated undistributed net realized gain (loss) on investments		19,766,618
Net unrealized appreciation (depreciation) on investments		24,535,402
Net Assets, for 55,544,397 shares outstanding		$ 687,720,545
Net Asset Value, offering price and redemption price per share ($687,720,545 ÷ 55,544,397 shares)		$ 12.38

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 10,569,007

Expenses
Transfer agent fees	$ 344,627
Independent trustees' compensation	2,792
Total expenses		347,419
Net investment income (loss)		10,221,588
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,846,548
Capital gain distributions from underlying funds	8,876,194
Total net realized gain (loss)		20,722,742
Change in net unrealized appreciation (depreciation) on underlying funds		(2,551,848)
Net gain (loss)		18,170,894
Net increase (decrease) in net assets resulting from operations		$ 28,392,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,221,588	$ 9,986,493
Net realized gain (loss)	20,722,742	14,801,169
Change in net unrealized appreciation (depreciation)	(2,551,848)	10,236,408
Net increase (decrease) in net assets resulting from operations	28,392,482	35,024,070
Distributions to shareholders from net investment income	(1,768,093)	(10,127,602)
Distributions to shareholders from net realized gain	(6,819,787)	(10,962,080)
Total distributions	(8,587,880)	(21,089,682)
Share transactions Proceeds from sales of shares	202,394,866	317,129,847
Reinvestment of distributions	8,587,880	21,089,682
Cost of shares redeemed	(309,315,702)	(248,577,057)
Net increase (decrease) in net assets resulting from share transactions	(98,332,956)	89,642,472
Total increase (decrease) in net assets	(78,528,354)	103,576,860

Net Assets
Beginning of period	766,248,899	662,672,039
End of period (including undistributed net investment income of $10,200,203 and undistributed net investment income of $1,745,849, respectively)	$ 687,720,545	$ 766,248,899
Other Information Shares
Sold	16,804,633	26,708,564
Issued in reinvestment of distributions	715,657	1,790,935
Redeemed	(25,639,149)	(20,902,745)
Net increase (decrease)	(8,118,859)	7,596,754

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.82	$ 11.83	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17	.16	.19	.20	.19
Net realized and unrealized gain (loss)	.31	.40	.20	.65	1.12
Total from investment operations	.48	.56	.39	.85	1.31
Distributions from net investment income	(.03)	(.16)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.24)	(.08)	(.05)
Total distributions	(.14)	(.34)	(.40) G	(.22)	(.11)
Net asset value, end of period	$ 12.38	$ 12.04	$ 11.82	$ 11.83	$ 11.20
Total Return B	3.99%	4.84%	3.41%	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.40%	1.37%	1.65%	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 687,721	$ 766,249	$ 662,672	$ 415,186	$ 87,474
Portfolio turnover rate D	36%	20%	22%	36%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.9	0.0
Fidelity Series 1000 Value Index Fund Class F	0.6	0.0
Fidelity Series All-Sector Equity Fund Class F	3.1	3.2
Fidelity Series Blue Chip Growth Fund Class F	2.8	0.0
Fidelity Series Commodity Strategy Fund Class F	1.1	3.5
Fidelity Series Equity-Income Fund Class F	4.1	2.2
Fidelity Series Growth & Income Fund Class F	3.3	0.9
Fidelity Series Growth Company Fund Class F	3.3	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.1	1.6
Fidelity Series Opportunistic Insights Fund Class F	2.0	1.7
Fidelity Series Real Estate Equity Fund Class F	0.4	0.3
Fidelity Series Small Cap Discovery Fund Class F	0.6	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.7	0.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.8	1.9
Fidelity Blue Chip Growth Fund Class F	0.0	2.5
Fidelity Growth Company Fund Class F	0.0	3.0
Fidelity Series 100 Index Fund	0.0	0.7
Fidelity Series Large Cap Value Fund Class F	0.0	1.6
Fidelity Small Cap Growth Fund Class F	0.0	0.5
Fidelity Small Cap Value Fund Class F	0.0	0.5
	28.8	25.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.5	2.1
Fidelity Series International Growth Fund Class F	4.2	3.3
Fidelity Series International Small Cap Fund Class F	1.0	0.7
Fidelity Series International Value Fund Class F	4.3	3.3
	12.0	9.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.2
Fidelity Series High Income Fund Class F	5.4	4.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	8.8
Fidelity Series Investment Grade Bond Fund Class F	30.0	17.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
	39.8	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.7	17.5
Fidelity Short-Term Bond Fund Class F	8.7	14.4
	19.4	31.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.8%
International Equity Funds	12.0%
Bond Funds	39.8%
Short-Term Funds	19.4%

Six months ago
Domestic Equity Funds**	25.0%
International Equity Funds	9.4%
Bond Funds	33.7%
Short-Term Funds	31.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	342,885	$ 4,172,909
Fidelity Series 1000 Value Index Fund Class F (c)	263,399	2,813,100
Fidelity Series All-Sector Equity Fund Class F (c)	1,086,798	15,334,718
Fidelity Series Blue Chip Growth Fund Class F (c)	1,247,065	13,505,714
Fidelity Series Commodity Strategy Fund Class F (a)(c)	650,512	5,529,348
Fidelity Series Equity-Income Fund Class F (c)	1,607,087	20,088,587
Fidelity Series Growth & Income Fund Class F (c)	1,228,472	15,957,846
Fidelity Series Growth Company Fund Class F (c)	1,467,458	15,907,241
Fidelity Series Intrinsic Opportunities Fund Class F (c)	747,384	10,396,106
Fidelity Series Opportunistic Insights Fund Class F (c)	709,362	9,909,787
Fidelity Series Real Estate Equity Fund Class F (c)	149,882	1,936,478
Fidelity Series Small Cap Discovery Fund Class F (c)	260,367	2,689,594
Fidelity Series Small Cap Opportunities Fund Class F (c)	595,143	8,117,753
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,107,809	13,880,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $122,446,441)		140,240,024
International Equity Funds - 12.0%

Fidelity Series Emerging Markets Fund Class F (c)	699,880	12,030,943
Fidelity Series International Growth Fund Class F (c)	1,458,742	20,699,555
Fidelity Series International Small Cap Fund Class F (c)	286,917	4,656,665
Fidelity Series International Value Fund Class F (c)	1,883,551	21,001,598
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,943,096)		58,388,761
Bond Funds - 39.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	293,430	$ 2,992,990
Fidelity Series Floating Rate High Income Fund Class F (c)	536,020	5,606,765
Fidelity Series High Income Fund Class F (c)	2,493,082	26,401,733
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,069,217	10,542,477
Fidelity Series Investment Grade Bond Fund Class F (c)	12,970,992	146,053,367
Fidelity Series Real Estate Income Fund Class F (c)	199,632	2,251,851
TOTAL BOND FUNDS (Cost $194,293,101)		193,849,183
Short-Term Funds - 19.4%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	51,961,906	51,961,906
Fidelity Short-Term Bond Fund Class F (c)	4,954,493	42,559,093
TOTAL SHORT-TERM FUNDS (Cost $93,863,531)		94,520,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $458,546,169)		486,998,967
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,620)
NET ASSETS - 100%		$ 486,980,347
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 11,815,761	$ 2,575,266	$ 16,005,369	$ 41,226	$ -
Fidelity Disciplined Equity Fund Class F	2,578,747	28,754	2,729,159	-	-
Fidelity Growth Company Fund Class F	15,272,824	2,314,781	20,348,355	-	-
Fidelity Institutional Money Market Portfolio Class F	82,320,523	18,197,141	48,555,759	74,687	51,961,906
Fidelity Series 100 Index Fund	3,957,039	714,699	5,139,708	72,400	-
Fidelity Series 100 Index Fund Class F	-	4,396,345	388,570	-	4,172,909
Fidelity Series 1000 Value Index Fund Class F	-	2,930,907	268,393	8,533	2,813,100
Fidelity Series All-Sector Equity Fund Class F	17,062,392	3,738,638	7,119,957	166,751	15,334,718
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Blue Chip Growth Fund Class F	$ -	$ 14,739,579	$ 2,298,441	$ 14,842	$ 13,505,714
Fidelity Series Commodity Strategy Fund Class F	18,712,743	3,897,133	15,660,152	-	5,529,348
Fidelity Series Emerging Markets Debt Fund Class F	3,081,086	688,519	579,133	163,858	2,992,990
Fidelity Series Emerging Markets Fund Class F	10,249,384	3,773,874	2,221,192	136,291	12,030,943
Fidelity Series Equity-Income Fund Class F	10,757,552	17,151,269	9,520,023	287,035	20,088,587
Fidelity Series Floating Rate High Income Fund Class F	5,430,822	1,394,538	1,126,307	249,513	5,606,765
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,927,382	15,316,342	4,436,463	94,847	15,957,846
Fidelity Series Growth Company Fund Class F	-	16,867,145	2,256,560	15,230	15,907,241
Fidelity Series High Income Fund Class F	23,964,069	7,994,932	5,748,774	1,330,929	26,401,733
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,159,502	7,433,603	38,901,408	17,154	10,542,477
Fidelity Series International Growth Fund Class F	16,729,213	7,486,050	5,419,035	164,351	20,699,555
Fidelity Series International Small Cap Fund Class F	3,426,173	1,953,657	1,302,329	41,742	4,656,665
Fidelity Series International Value Fund Class F	16,533,675	10,737,786	8,374,799	449,054	21,001,598
Fidelity Series Intrinsic Opportunities Fund Class F	6,130,497	4,487,950	1,813,683	110,709	10,396,106
Fidelity Series Investment Grade Bond Fund Class F	89,545,578	85,238,003	26,751,678	2,796,787	146,053,367
Fidelity Series Large Cap Value Fund Class F	9,996,897	3,369,947	12,539,928	112,027	-
Fidelity Series Opportunistic Insights Fund Class F	7,852,073	2,746,933	2,751,455	12,941	9,909,787
Fidelity Series Real Estate Equity Fund Class F	1,520,576	787,786	364,204	30,783	1,936,478
Fidelity Series Real Estate Income Fund Class F	2,333,416	478,160	484,435	128,449	2,251,851
Fidelity Series Small Cap Discovery Fund Class F	-	2,854,557	252,808	3,048	2,689,594
Fidelity Series Small Cap Opportunities Fund Class F	4,532,355	4,834,154	1,815,352	5,592	8,117,753
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,807,598	6,670,354	4,793,056	144,967	13,880,843
Fidelity Short-Term Bond Fund Class F	67,453,619	15,298,371	40,086,485	563,995	42,559,093
Fidelity Small Cap Growth Fund Class F	2,384,563	472,153	3,054,792	-	-
Fidelity Small Cap Value Fund Class F	2,548,398	369,450	3,063,512	6,371	-
Total	$ 496,084,457	$ 271,938,776	$ 296,171,274	$ 7,244,112	$ 486,998,967
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $458,546,169) - See accompanying schedule		$ 486,998,967
Receivable for investments sold		1,171,550
Receivable for fund shares sold		638,812
Total assets		488,809,329

Liabilities
Payable for investments purchased	$ 1,560,445
Payable for fund shares redeemed	249,603
Transfer agent fees payable	18,934
Total liabilities		1,828,982

Net Assets		$ 486,980,347
Net Assets consist of:
Paid in capital		$ 432,738,150
Undistributed net investment income		7,003,175
Accumulated undistributed net realized gain (loss) on investments		18,786,224
Net unrealized appreciation (depreciation) on investments		28,452,798
Net Assets, for 35,765,353 shares outstanding		$ 486,980,347
Net Asset Value, offering price and redemption price per share ($486,980,347 ÷ 35,765,353 shares)		$ 13.62

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 7,244,112

Expenses
Transfer agent fees	$ 233,936
Independent trustees' compensation	1,883
Total expenses		235,819
Net investment income (loss)		7,008,293
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,484,380
Capital gain distributions from underlying funds	8,489,678
Total net realized gain (loss)		19,974,058
Change in net unrealized appreciation (depreciation) on underlying funds		3,662,079
Net gain (loss)		23,636,137
Net increase (decrease) in net assets resulting from operations		$ 30,644,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,008,293	$ 6,602,294
Net realized gain (loss)	19,974,058	11,911,149
Change in net unrealized appreciation (depreciation)	3,662,079	9,551,556
Net increase (decrease) in net assets resulting from operations	30,644,430	28,064,999
Distributions to shareholders from net investment income	(1,003,197)	(6,563,931)
Distributions to shareholders from net realized gain	(7,138,132)	(7,399,766)
Total distributions	(8,141,329)	(13,963,697)
Share transactions Proceeds from sales of shares	199,302,150	255,064,764
Reinvestment of distributions	8,141,329	13,963,697
Cost of shares redeemed	(239,030,129)	(175,074,534)
Net increase (decrease) in net assets resulting from share transactions	(31,586,650)	93,953,927
Total increase (decrease) in net assets	(9,083,549)	108,055,229

Net Assets
Beginning of period	496,063,896	388,008,667
End of period (including undistributed net investment income of $7,003,175 and undistributed net investment income of $998,079, respectively)	$ 486,980,347	$ 496,063,896
Other Information Shares
Sold	15,183,177	20,164,317
Issued in reinvestment of distributions	629,160	1,114,064
Redeemed	(18,210,428)	(13,795,032)
Net increase (decrease)	(2,398,091)	7,483,349

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.65	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.19	.19	.21	.21	.18
Net realized and unrealized gain (loss)	.64	.56	.13	1.05	1.76
Total from investment operations	.83	.75	.34	1.26	1.94
Distributions from net investment income	(.03)	(.18)	(.18)	(.17)	(.05)
Distributions from net realized gain	(.19)	(.21)	(.33)	(.12)	(.04)
Total distributions	(.21) H	(.40) G	(.51)	(.29)	(.09)
Net asset value, end of period	$ 13.62	$ 13.00	$ 12.65	$ 12.82	$ 11.85
Total Return B	6.48%	6.03%	2.83%	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.06% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.06% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.06% A
Net investment income (loss)	1.42%	1.46%	1.66%	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 486,980	$ 496,064	$ 388,009	$ 257,817	$ 65,083
Portfolio turnover rate D	55%	29%	37%	47%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.0	0.0
Fidelity Series 1000 Value Index Fund Class F	0.7	0.0
Fidelity Series All-Sector Equity Fund Class F	4.3	4.5
Fidelity Series Blue Chip Growth Fund Class F	3.3	0.0
Fidelity Series Commodity Strategy Fund Class F	1.1	5.0
Fidelity Series Equity-Income Fund Class F	5.1	3.0
Fidelity Series Growth & Income Fund Class F	3.9	1.2
Fidelity Series Growth Company Fund Class F	4.1	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.5	2.3
Fidelity Series Opportunistic Insights Fund Class F	2.5	2.4
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.6	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.0	1.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.4	2.7
Fidelity Blue Chip Growth Fund Class F	0.0	3.5
Fidelity Growth Company Fund Class F	0.0	4.3
Fidelity Series 100 Index Fund	0.0	1.0
Fidelity Series Large Cap Value Fund Class F	0.0	2.4
Fidelity Small Cap Growth Fund Class F	0.0	0.7
Fidelity Small Cap Value Fund Class F	0.0	0.6
	35.0	35.3
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.0	2.8
Fidelity Series International Growth Fund Class F	5.2	4.7
Fidelity Series International Small Cap Fund Class F	1.2	1.0
Fidelity Series International Value Fund Class F	5.3	4.7
	14.7	13.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	5.6	4.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.8	9.6
Fidelity Series Investment Grade Bond Fund Class F	26.7	21.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	36.3	38.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.7	7.4
Fidelity Short-Term Bond Fund Class F	6.3	6.1
	14.0	13.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.0%
International Equity Funds	14.7%
Bond Funds	36.3%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds**	35.3%
International Equity Funds	13.2%
Bond Funds	38.0%
Short-Term Funds	13.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	3,712,606	$ 45,182,420
Fidelity Series 1000 Value Index Fund Class F (c)	2,852,044	30,459,828
Fidelity Series All-Sector Equity Fund Class F (c)	13,303,966	187,718,960
Fidelity Series Blue Chip Growth Fund Class F (c)	13,120,913	142,099,487
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,668,363	48,181,088
Fidelity Series Equity-Income Fund Class F (c)	17,765,991	222,074,882
Fidelity Series Growth & Income Fund Class F (c)	12,956,945	168,310,715
Fidelity Series Growth Company Fund Class F (c)	16,223,208	175,859,579
Fidelity Series Intrinsic Opportunities Fund Class F (c)	7,781,373	108,238,903
Fidelity Series Opportunistic Insights Fund Class F (c)	7,705,868	107,650,969
Fidelity Series Real Estate Equity Fund Class F (c)	1,631,940	21,084,662
Fidelity Series Small Cap Discovery Fund Class F (c)	2,650,919	27,383,990
Fidelity Series Small Cap Opportunities Fund Class F (c)	6,463,942	88,168,168
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	11,630,344	145,728,204
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,302,435,740)		1,518,141,855
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund Class F (c)	7,633,565	131,220,990
Fidelity Series International Growth Fund Class F (c)	15,846,072	224,855,756
Fidelity Series International Small Cap Fund Class F (c)	3,210,339	52,103,797
Fidelity Series International Value Fund Class F (c)	20,428,491	227,777,669
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $508,687,869)		635,958,212
Bond Funds - 36.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,670,991	$ 27,244,103
Fidelity Series Floating Rate High Income Fund Class F (c)	4,633,242	48,463,715
Fidelity Series High Income Fund Class F (c)	23,063,455	244,241,991
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	7,794,878	76,857,501
Fidelity Series Investment Grade Bond Fund Class F (c)	102,772,072	1,157,213,539
Fidelity Series Real Estate Income Fund Class F (c)	1,844,059	20,800,987
TOTAL BOND FUNDS (Cost $1,581,780,771)		1,574,821,836
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	334,962,376	334,962,376
Fidelity Short-Term Bond Fund Class F (c)	31,926,675	274,250,140
TOTAL SHORT-TERM FUNDS (Cost $605,794,254)		609,212,516
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,998,698,634)		4,338,134,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169,962)
NET ASSETS - 100%		$ 4,337,964,457
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 149,802,430	$ 18,689,980	$ 188,734,656	$ 544,698	$ -
Fidelity Disciplined Equity Fund Class F	32,891,866	195,514	34,690,362	-	-
Fidelity Growth Company Fund Class F	201,628,203	12,463,480	249,913,112	-	-
Fidelity Institutional Money Market Portfolio Class F	324,006,396	96,043,893	85,087,914	335,865	334,962,376
Fidelity Series 100 Index Fund	50,679,176	3,655,373	60,513,821	816,612	-
Fidelity Series 100 Index Fund Class F	-	47,545,182	4,175,298	-	45,182,420
Fidelity Series 1000 Value Index Fund Class F	-	31,549,395	2,781,699	98,286	30,459,828
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund Class F	$ 220,409,431	$ 31,576,718	$ 85,591,770	$ 2,185,383	$ 187,718,960
Fidelity Series Blue Chip Growth Fund Class F	-	169,610,723	39,624,161	168,255	142,099,487
Fidelity Series Commodity Strategy Fund Class F	236,385,079	40,284,678	208,297,722	-	48,181,088
Fidelity Series Emerging Markets Debt Fund Class F	31,266,438	3,101,169	5,139,740	1,580,542	27,244,103
Fidelity Series Emerging Markets Fund Class F	131,441,689	19,205,730	22,219,929	1,529,751	131,220,990
Fidelity Series Equity-Income Fund Class F	140,951,352	117,854,572	56,209,875	3,532,903	222,074,882
Fidelity Series Floating Rate High Income Fund Class F	54,243,040	5,588,011	10,543,181	2,269,857	48,463,715
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	51,492,653	123,653,908	20,022,953	1,050,191	168,310,715
Fidelity Series Growth Company Fund Class F	-	203,335,404	42,224,359	172,147	175,859,579
Fidelity Series High Income Fund Class F	225,844,840	58,078,787	41,544,497	12,352,574	244,241,991
Fidelity Series Inflation-Protected Bond Index Fund Class F	474,228,237	33,021,137	400,171,441	140,663	76,857,501
Fidelity Series International Growth Fund Class F	217,671,150	29,851,212	47,245,360	1,860,746	224,855,756
Fidelity Series International Small Cap Fund Class F	44,352,190	11,462,392	11,270,546	470,644	52,103,797
Fidelity Series International Value Fund Class F	215,820,670	48,953,562	64,349,807	5,067,223	227,777,669
Fidelity Series Intrinsic Opportunities Fund Class F	80,252,568	24,957,110	17,178,868	1,354,461	108,238,903
Fidelity Series Investment Grade Bond Fund Class F	1,011,302,155	374,679,967	204,856,614	26,583,026	1,157,213,539
Fidelity Series Large Cap Value Fund Class F	131,757,219	36,605,715	157,778,744	1,492,653	-
Fidelity Series Opportunistic Insights Fund Class F	102,960,623	7,607,017	28,944,891	148,777	107,650,969
Fidelity Series Real Estate Equity Fund Class F	18,790,991	6,491,377	4,020,753	365,928	21,084,662
Fidelity Series Real Estate Income Fund Class F	24,335,736	2,612,630	5,348,807	1,268,089	20,800,987
Fidelity Series Small Cap Discovery Fund Class F	-	30,340,515	3,888,525	38,430	27,383,990
Fidelity Series Small Cap Opportunities Fund Class F	57,101,662	51,431,809	27,044,147	64,325	88,168,168
Fidelity Series Stock Selector Large Cap Value Fund Class F	141,814,376	38,052,677	50,000,006	1,548,220	145,728,204
Fidelity Short-Term Bond Fund Class F	266,142,105	76,286,253	67,857,647	2,663,089	274,250,140
Fidelity Small Cap Growth Fund Class F	30,161,753	4,070,414	36,641,611	-	-
Fidelity Small Cap Value Fund Class F	32,244,593	2,743,557	36,743,979	82,251	-
Total	$ 4,699,978,621	$ 1,761,599,861	$ 2,320,656,795	$ 69,785,589	$ 4,338,134,419
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $3,998,698,634) - See accompanying schedule		$ 4,338,134,419
Receivable for investments sold		34,001,498
Receivable for fund shares sold		3,305,254
Total assets		4,375,441,171

Liabilities
Payable for investments purchased	$ 11,352,853
Payable for fund shares redeemed	25,953,172
Transfer agent fees payable	170,689
Total liabilities		37,476,714

Net Assets		$ 4,337,964,457
Net Assets consist of:
Paid in capital		$ 3,688,316,074
Undistributed net investment income		67,357,193
Accumulated undistributed net realized gain (loss) on investments		242,855,405
Net unrealized appreciation (depreciation) on investments		339,435,785
Net Assets, for 305,200,282 shares outstanding		$ 4,337,964,457
Net Asset Value, offering price and redemption price per share ($4,337,964,457 ÷ 305,200,282 shares)		$ 14.21

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 69,785,589

Expenses
Transfer agent fees	$ 2,158,618
Independent trustees' compensation	17,442
Total expenses		2,176,060
Net investment income (loss)		67,609,529
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	151,960,070
Capital gain distributions from underlying funds	100,169,881
Total net realized gain (loss)		252,129,951
Change in net unrealized appreciation (depreciation) on underlying funds		45,253,139
Net gain (loss)		297,383,090
Net increase (decrease) in net assets resulting from operations		$ 364,992,619

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,609,529	$ 72,614,538
Net realized gain (loss)	252,129,951	137,261,232
Change in net unrealized appreciation (depreciation)	45,253,139	117,239,921
Net increase (decrease) in net assets resulting from operations	364,992,619	327,115,691
Distributions to shareholders from net investment income	(9,806,287)	(73,332,890)
Distributions to shareholders from net realized gain	(87,556,064)	(90,164,143)
Total distributions	(97,362,351)	(163,497,033)
Share transactions Proceeds from sales of shares	1,064,119,323	1,635,790,352
Reinvestment of distributions	97,362,351	163,497,033
Cost of shares redeemed	(1,790,931,189)	(1,393,908,281)
Net increase (decrease) in net assets resulting from share transactions	(629,449,515)	405,379,104
Total increase (decrease) in net assets	(361,819,247)	568,997,762

Net Assets
Beginning of period	4,699,783,704	4,130,785,942
End of period (including undistributed net investment income of $67,357,193 and undistributed net investment income of $9,553,951, respectively)	$ 4,337,964,457	$ 4,699,783,704
Other Information Shares
Sold	78,243,576	126,668,267
Issued in reinvestment of distributions	7,309,486	12,812,082
Redeemed	(131,427,979)	(107,862,174)
Net increase (decrease)	(45,874,917)	31,618,175

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.93	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.20	.21	.23	.23	.17
Net realized and unrealized gain (loss)	.90	.74	.14	1.21	1.89
Total from investment operations	1.10	.95	.37	1.44	2.06
Distributions from net investment income	(.03)	(.22)	(.20)	(.17)	(.05)
Distributions from net realized gain	(.25)	(.27)	(.36)	(.12)	(.04)
Total distributions	(.28)	(.49)	(.56)	(.29)	(.09)
Net asset value, end of period	$ 14.21	$ 13.39	$ 12.93	$ 13.12	$ 11.97
Total Return B	8.34%	7.53%	3.08%	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.48%	1.65%	1.85%	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,337,964	$ 4,699,784	$ 4,130,786	$ 2,665,237	$ 675,704
Portfolio turnover rate D	39%	30%	28%	42%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.2	0.0
Fidelity Series 1000 Value Index Fund Class F	0.7	0.0
Fidelity Series All-Sector Equity Fund Class F	4.8	4.8
Fidelity Series Blue Chip Growth Fund Class F	3.9	0.0
Fidelity Series Commodity Strategy Fund Class F	1.1	5.3
Fidelity Series Equity-Income Fund Class F	5.9	3.2
Fidelity Series Growth & Income Fund Class F	4.5	1.3
Fidelity Series Growth Company Fund Class F	4.8	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.9	2.4
Fidelity Series Opportunistic Insights Fund Class F	2.9	2.5
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.7	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.4	1.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.9	2.8
Fidelity Blue Chip Growth Fund Class F	0.0	3.6
Fidelity Growth Company Fund Class F	0.0	4.5
Fidelity Series 100 Index Fund	0.0	1.0
Fidelity Series Large Cap Value Fund Class F	0.0	2.5
Fidelity Small Cap Growth Fund Class F	0.0	0.7
Fidelity Small Cap Value Fund Class F	0.0	0.7
	40.2	37.1
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.4	2.9
Fidelity Series International Growth Fund Class F	5.9	5.0
Fidelity Series International Small Cap Fund Class F	1.5	1.0
Fidelity Series International Value Fund Class F	6.0	5.0
	16.8	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	5.8	4.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	9.8
Fidelity Series Investment Grade Bond Fund Class F	23.8	22.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	33.2	39.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.4	5.4
Fidelity Short-Term Bond Fund Class F	4.4	4.4
	9.8	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.2%
International Equity Funds	16.8%
Bond Funds	33.2%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds**	37.1%
International Equity Funds	13.9%
Bond Funds	39.2%
Short-Term Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	7,049,992	$ 85,798,408
Fidelity Series 1000 Value Index Fund Class F (c)	4,999,626	53,396,005
Fidelity Series All-Sector Equity Fund Class F (c)	24,544,893	346,328,439
Fidelity Series Blue Chip Growth Fund Class F (c)	25,792,566	279,333,485
Fidelity Series Commodity Strategy Fund Class F (a)(c)	9,541,589	81,103,505
Fidelity Series Equity-Income Fund Class F (c)	34,097,070	426,213,374
Fidelity Series Growth & Income Fund Class F (c)	25,230,474	327,743,855
Fidelity Series Growth Company Fund Class F (c)	31,764,491	344,327,084
Fidelity Series Intrinsic Opportunities Fund Class F (c)	14,976,981	208,329,810
Fidelity Series Opportunistic Insights Fund Class F (c)	15,099,769	210,943,778
Fidelity Series Real Estate Equity Fund Class F (c)	2,868,029	37,054,938
Fidelity Series Small Cap Discovery Fund Class F (c)	5,093,242	52,613,189
Fidelity Series Small Cap Opportunities Fund Class F (c)	12,399,737	169,132,415
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	22,697,183	284,395,703
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,531,277,987)		2,906,713,988
International Equity Funds - 16.8%

Fidelity Series Emerging Markets Fund Class F (c)	14,518,460	249,572,323
Fidelity Series International Growth Fund Class F (c)	30,209,584	428,673,993
Fidelity Series International Small Cap Fund Class F (c)	6,407,317	103,990,762
Fidelity Series International Value Fund Class F (c)	38,897,007	433,701,625
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,005,759,473)		1,215,938,703
Bond Funds - 33.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,141,895	$ 42,247,330
Fidelity Series Floating Rate High Income Fund Class F (c)	7,713,722	80,685,527
Fidelity Series High Income Fund Class F (c)	39,518,566	418,501,613
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	9,952,599	98,132,623
Fidelity Series Investment Grade Bond Fund Class F (c)	153,044,908	1,723,285,662
Fidelity Series Real Estate Income Fund Class F (c)	3,049,617	34,399,679
TOTAL BOND FUNDS (Cost $2,418,215,986)		2,397,252,434
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	388,323,850	388,323,850
Fidelity Short-Term Bond Fund Class F (c)	37,009,036	317,907,616
TOTAL SHORT-TERM FUNDS (Cost $702,413,909)		706,231,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,657,667,355)		7,226,136,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(279,883)
NET ASSETS - 100%		$ 7,225,856,708
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 237,838,735	$ 38,891,443	$ 309,813,541	$ 910,391	$ -
Fidelity Disciplined Equity Fund Class F	52,358,996	400,751	55,322,111	-	-
Fidelity Growth Company Fund Class F	322,600,509	29,197,744	410,487,197	-	-
Fidelity Institutional Money Market Portfolio Class F	381,045,557	72,142,384	64,864,091	387,336	388,323,850
Fidelity Series 100 Index Fund	81,337,216	11,466,073	102,884,459	1,577,845	-
Fidelity Series 100 Index Fund Class F	-	87,566,478	5,203,460	-	85,798,408
Fidelity Series 1000 Value Index Fund Class F	-	53,314,199	2,958,950	184,504	53,396,005
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund Class F	$ 351,010,140	$ 57,839,531	$ 96,993,092	$ 3,741,585	$ 346,328,439
Fidelity Series Blue Chip Growth Fund Class F	-	293,826,658	37,263,827	327,478	279,333,485
Fidelity Series Commodity Strategy Fund Class F	380,986,843	65,268,607	333,937,450	-	81,103,505
Fidelity Series Emerging Markets Debt Fund Class F	44,393,155	5,987,225	5,268,307	2,345,235	42,247,330
Fidelity Series Emerging Markets Fund Class F	207,804,129	63,908,571	27,264,952	2,544,546	249,572,323
Fidelity Series Equity-Income Fund Class F	218,217,212	332,604,193	158,129,852	6,085,282	426,213,374
Fidelity Series Floating Rate High Income Fund Class F	80,285,954	11,316,772	9,603,530	3,598,500	80,685,527
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	79,795,267	279,227,193	54,698,368	2,044,801	327,743,855
Fidelity Series Growth Company Fund Class F	-	352,107,524	35,708,590	332,012	344,327,084
Fidelity Series High Income Fund Class F	337,458,576	125,853,156	48,201,022	19,796,121	418,501,613
Fidelity Series Inflation-Protected Bond Index Fund Class F	707,349,178	91,717,015	657,602,841	180,185	98,132,623
Fidelity Series International Growth Fund Class F	343,583,858	95,952,547	52,750,934	3,483,736	428,673,993
Fidelity Series International Small Cap Fund Class F	70,175,563	34,548,207	13,832,414	903,103	103,990,762
Fidelity Series International Value Fund Class F	341,221,853	136,603,332	89,615,416	9,728,773	433,701,625
Fidelity Series Intrinsic Opportunities Fund Class F	129,280,499	70,999,557	26,646,194	2,434,769	208,329,810
Fidelity Series Investment Grade Bond Fund Class F	1,608,848,595	365,091,505	210,154,478	41,523,008	1,723,285,662
Fidelity Series Large Cap Value Fund Class F	209,293,319	63,584,749	254,385,233	2,511,440	-
Fidelity Series Opportunistic Insights Fund Class F	159,564,808	42,009,770	34,457,681	285,782	210,943,778
Fidelity Series Real Estate Equity Fund Class F	29,832,276	11,926,881	4,446,796	619,111	37,054,938
Fidelity Series Real Estate Income Fund Class F	39,787,328	5,635,986	9,614,281	2,134,626	34,399,679
Fidelity Series Small Cap Discovery Fund Class F	-	54,754,845	3,818,815	69,020	52,613,189
Fidelity Series Small Cap Opportunities Fund Class F	90,905,560	107,539,202	40,878,547	124,322	169,132,415
Fidelity Series Stock Selector Large Cap Value Fund Class F	219,647,351	101,476,113	62,392,220	3,063,417	284,395,703
Fidelity Short-Term Bond Fund Class F	313,710,106	57,851,964	53,236,093	3,056,205	317,907,616
Fidelity Small Cap Growth Fund Class F	48,597,274	7,421,862	59,994,114	-	-
Fidelity Small Cap Value Fund Class F	52,008,882	5,187,745	60,083,534	137,471	-
Total	$ 7,138,938,739	$ 3,133,219,782	$ 3,392,512,390	$ 114,130,604	$ 7,226,136,591
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $6,657,667,355) - See accompanying schedule		$ 7,226,136,591
Receivable for investments sold		8,057,569
Receivable for fund shares sold		9,906,206
Total assets		7,244,100,366

Liabilities
Payable for investments purchased	$ 6,401,731
Payable for fund shares redeemed	11,559,684
Transfer agent fees payable	282,243
Total liabilities		18,243,658

Net Assets		$ 7,225,856,708
Net Assets consist of:
Paid in capital		$ 6,190,504,037
Undistributed net investment income		110,360,273
Accumulated undistributed net realized gain (loss) on investments		356,523,162
Net unrealized appreciation (depreciation) on investments		568,469,236
Net Assets, for 500,936,322 shares outstanding		$ 7,225,856,708
Net Asset Value, offering price and redemption price per share ($7,225,856,708 ÷ 500,936,322 shares)		$ 14.42

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 114,130,604

Expenses
Transfer agent fees	$ 3,441,407
Independent trustees' compensation	27,619
Total expenses		3,469,026
Net investment income (loss)		110,661,578
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	198,604,840
Capital gain distributions from underlying funds	171,974,083
Total net realized gain (loss)		370,578,923
Change in net unrealized appreciation (depreciation) on underlying funds		147,876,840
Net gain (loss)		518,455,763
Net increase (decrease) in net assets resulting from operations		$ 629,117,341

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,661,578	$ 104,973,156
Net realized gain (loss)	370,578,923	193,870,703
Change in net unrealized appreciation (depreciation)	147,876,840	191,632,000
Net increase (decrease) in net assets resulting from operations	629,117,341	490,475,859
Distributions to shareholders from net investment income	(14,431,750)	(104,060,774)
Distributions to shareholders from net realized gain	(122,402,552)	(121,907,706)
Total distributions	(136,834,302)	(225,968,480)
Share transactions Proceeds from sales of shares	2,373,256,073	2,897,817,791
Reinvestment of distributions	136,834,302	225,968,480
Cost of shares redeemed	(2,915,161,474)	(1,715,829,396)
Net increase (decrease) in net assets resulting from share transactions	(405,071,099)	1,407,956,875
Total increase (decrease) in net assets	87,211,940	1,672,464,254

Net Assets
Beginning of period	7,138,644,768	5,466,180,514
End of period (including undistributed net investment income of $110,360,273 and undistributed net investment income of $14,130,444, respectively)	$ 7,225,856,708	$ 7,138,644,768
Other Information Shares
Sold	172,742,684	222,954,292
Issued in reinvestment of distributions	10,135,874	17,651,115
Redeemed	(211,598,007)	(131,962,603)
Net increase (decrease)	(28,719,449)	108,642,804

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.98	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.21	.22	.24	.23	.19
Net realized and unrealized gain (loss)	.99	.75	.13	1.24	1.95
Total from investment operations	1.20	.97	.37	1.47	2.14
Distributions from net investment income	(.03)	(.21)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.23)	(.26)	(.36)	(.14)	(.06)
Total distributions	(.26)	(.47)	(.56)	(.31) G	(.13)
Net asset value, end of period	$ 14.42	$ 13.48	$ 12.98	$ 13.17	$ 12.01
Total Return B	9.00%	7.70%	3.00%	12.42%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.52%	1.68%	1.86%	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,225,857	$ 7,138,645	$ 5,466,181	$ 3,148,854	$ 870,342
Portfolio turnover rate D	43%	21%	23%	35%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.3	0.0
Fidelity Series 1000 Value Index Fund Class F	0.8	0.0
Fidelity Series All-Sector Equity Fund Class F	5.2	5.2
Fidelity Series Blue Chip Growth Fund Class F	4.3	0.0
Fidelity Series Commodity Strategy Fund Class F	1.1	5.7
Fidelity Series Equity-Income Fund Class F	6.5	3.5
Fidelity Series Growth & Income Fund Class F	5.0	1.3
Fidelity Series Growth Company Fund Class F	5.3	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	3.2	2.6
Fidelity Series Opportunistic Insights Fund Class F	3.3	2.7
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.8	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.6	1.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.4	3.1
Fidelity Blue Chip Growth Fund Class F	0.0	3.9
Fidelity Growth Company Fund Class F	0.0	4.9
Fidelity Series 100 Index Fund	0.0	1.1
Fidelity Series Large Cap Value Fund Class F	0.0	2.7
Fidelity Small Cap Growth Fund Class F	0.0	0.7
Fidelity Small Cap Value Fund Class F	0.0	0.7
	44.3	40.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.8	3.2
Fidelity Series International Growth Fund Class F	6.6	5.4
Fidelity Series International Small Cap Fund Class F	1.5	1.1
Fidelity Series International Value Fund Class F	6.6	5.3
	18.5	15.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	6.0	5.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.9	8.3
Fidelity Series Investment Grade Bond Fund Class F	21.6	22.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	30.8	37.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.5	4.0
Fidelity Short-Term Bond Fund Class F	2.9	3.3
	6.4	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.3%
International Equity Funds	18.5%
Bond Funds	30.8%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds**	40.0%
International Equity Funds	15.0%
Bond Funds	37.7%
Short-Term Funds	7.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	18,263,410	$ 222,265,705
Fidelity Series 1000 Value Index Fund Class F (c)	12,764,100	136,320,588
Fidelity Series All-Sector Equity Fund Class F (c)	63,349,003	893,854,428
Fidelity Series Blue Chip Growth Fund Class F (c)	69,066,393	747,989,031
Fidelity Series Commodity Strategy Fund Class F (a)(c)	23,159,196	196,853,166
Fidelity Series Equity-Income Fund Class F (c)	90,159,695	1,126,996,192
Fidelity Series Growth & Income Fund Class F (c)	66,478,652	863,557,686
Fidelity Series Growth Company Fund Class F (c)	84,337,988	914,223,789
Fidelity Series Intrinsic Opportunities Fund Class F (c)	39,945,614	555,643,492
Fidelity Series Opportunistic Insights Fund Class F (c)	40,596,197	567,128,875
Fidelity Series Real Estate Equity Fund Class F (c)	7,454,546	96,312,738
Fidelity Series Small Cap Discovery Fund Class F (c)	13,230,528	136,671,355
Fidelity Series Small Cap Opportunities Fund Class F (c)	33,231,860	453,282,565
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	60,936,835	763,538,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,727,633,205)		7,674,638,146
International Equity Funds - 18.5%

Fidelity Series Emerging Markets Fund Class F (c)	38,684,456	664,985,790
Fidelity Series International Growth Fund Class F (c)	80,027,162	1,135,585,423
Fidelity Series International Small Cap Fund Class F (c)	16,248,190	263,708,117
Fidelity Series International Value Fund Class F (c)	102,958,030	1,147,982,030
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,687,703,468)		3,212,261,360
Bond Funds - 30.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,679,233	$ 119,128,172
Fidelity Series Floating Rate High Income Fund Class F (c)	18,062,518	188,933,942
Fidelity Series High Income Fund Class F (c)	98,352,430	1,041,552,233
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	16,594,386	163,620,641
Fidelity Series Investment Grade Bond Fund Class F (c)	331,808,625	3,736,165,116
Fidelity Series Real Estate Income Fund Class F (c)	7,306,711	82,419,701
TOTAL BOND FUNDS (Cost $5,373,228,666)		5,331,819,805
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	605,962,850	605,962,850
Fidelity Short-Term Bond Fund Class F (c)	57,964,663	497,916,457
TOTAL SHORT-TERM FUNDS (Cost $1,099,993,338)		1,103,879,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,888,558,677)		17,322,598,618
NET OTHER ASSETS (LIABILITIES) - 0.0%		(674,750)
NET ASSETS - 100%		$ 17,321,923,868
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 588,498,575	$ 93,896,010	$ 764,563,587	$ 2,254,983	$ -
Fidelity Disciplined Equity Fund Class F	129,158,280	997,721	136,451,376	-	-
Fidelity Growth Company Fund Class F	789,365,850	70,285,805	1,005,749,755	-	-
Fidelity Institutional Money Market Portfolio Class F	593,164,107	130,715,051	117,916,308	625,663	605,962,850
Fidelity Series 100 Index Fund	199,972,738	38,047,945	262,955,677	4,123,881	-
Fidelity Series 100 Index Fund Class F	-	226,748,300	13,355,015	-	222,265,705
Fidelity Series 1000 Value Index Fund Class F	-	132,619,409	4,308,207	441,454	136,320,588
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund Class F	$ 865,819,849	$ 149,829,303	$ 207,320,636	$ 9,460,157	$ 893,854,428
Fidelity Series Blue Chip Growth Fund Class F	-	751,936,310	63,123,837	868,920	747,989,031
Fidelity Series Commodity Strategy Fund Class F	942,685,044	151,796,464	820,496,872	-	196,853,166
Fidelity Series Emerging Markets Debt Fund Class F	118,940,141	19,417,442	11,527,817	6,451,715	119,128,172
Fidelity Series Emerging Markets Fund Class F	511,073,597	189,143,587	47,728,063	7,018,642	664,985,790
Fidelity Series Equity-Income Fund Class F	541,381,458	761,036,108	259,491,466	15,637,671	1,126,996,192
Fidelity Series Floating Rate High Income Fund Class F	180,424,834	31,189,936	19,630,151	8,273,944	188,933,942
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	197,708,377	707,706,161	102,898,863	5,253,077	863,557,686
Fidelity Series Growth Company Fund Class F	-	895,810,307	54,011,575	866,955	914,223,789
Fidelity Series High Income Fund Class F	862,323,043	275,793,066	104,541,563	49,796,154	1,041,552,233
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,313,135,289	218,889,797	1,289,162,800	308,989	163,620,641
Fidelity Series International Growth Fund Class F	843,420,577	277,451,275	91,032,772	8,585,218	1,135,585,423
Fidelity Series International Small Cap Fund Class F	171,602,530	81,788,374	22,746,456	1,920,981	263,708,117
Fidelity Series International Value Fund Class F	835,290,115	298,293,056	98,525,431	23,700,884	1,147,982,030
Fidelity Series Intrinsic Opportunities Fund Class F	302,249,698	210,040,253	40,707,123	6,169,311	555,643,492
Fidelity Series Investment Grade Bond Fund Class F	3,483,007,844	649,891,369	307,860,084	90,906,483	3,736,165,116
Fidelity Series Large Cap Value Fund Class F	514,984,893	158,671,154	626,869,234	6,268,846	-
Fidelity Series Opportunistic Insights Fund Class F	395,214,863	126,220,300	64,458,724	747,862	567,128,875
Fidelity Series Real Estate Equity Fund Class F	75,712,362	28,838,236	7,875,422	1,565,168	96,312,738
Fidelity Series Real Estate Income Fund Class F	95,886,354	15,156,216	25,153,094	5,131,125	82,419,701
Fidelity Series Small Cap Discovery Fund Class F	-	140,695,158	8,370,079	175,178	136,671,355
Fidelity Series Small Cap Opportunities Fund Class F	224,645,527	255,793,852	56,391,924	327,725	453,282,565
Fidelity Series Stock Selector Large Cap Value Fund Class F	544,827,638	302,471,748	146,167,585	8,328,120	763,538,536
Fidelity Short-Term Bond Fund Class F	486,687,301	108,061,404	96,239,951	4,925,527	497,916,457
Fidelity Small Cap Growth Fund Class F	118,596,302	18,269,843	146,644,971	-	-
Fidelity Small Cap Value Fund Class F	126,823,443	12,726,293	146,787,633	333,449	-
Total	$ 16,052,600,629	$ 7,530,227,253	$ 7,171,064,051	$ 270,468,082	$ 17,322,598,618
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $15,888,558,677) - See accompanying schedule		$ 17,322,598,618
Receivable for investments sold		85,280,072
Receivable for fund shares sold		19,805,251
Total assets		17,427,683,941

Liabilities
Payable for investments purchased	$ 19,959,999
Payable for fund shares redeemed	85,123,109
Transfer agent fees payable	676,965
Total liabilities		105,760,073

Net Assets		$ 17,321,923,868
Net Assets consist of:
Paid in capital		$ 14,753,992,084
Undistributed net investment income		261,832,807
Accumulated undistributed net realized gain (loss) on investments		872,059,036
Net unrealized appreciation (depreciation) on investments		1,434,039,941
Net Assets, for 1,149,483,244 shares outstanding		$ 17,321,923,868
Net Asset Value, offering price and redemption price per share ($17,321,923,868 ÷ 1,149,483,244 shares)		$ 15.07

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 270,468,082

Expenses
Transfer agent fees	$ 7,973,822
Independent trustees' compensation	63,679
Total expenses		8,037,501
Net investment income (loss)		262,430,581
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	470,344,920
Capital gain distributions from underlying funds	427,060,068
Total net realized gain (loss)		897,404,988
Change in net unrealized appreciation (depreciation) on underlying funds		440,491,871
Net gain (loss)		1,337,896,859
Net increase (decrease) in net assets resulting from operations		$ 1,600,327,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 262,430,581	$ 245,370,726
Net realized gain (loss)	897,404,988	448,704,104
Change in net unrealized appreciation (depreciation)	440,491,871	471,599,307
Net increase (decrease) in net assets resulting from operations	1,600,327,440	1,165,674,137
Distributions to shareholders from net investment income	(32,613,953)	(242,055,622)
Distributions to shareholders from net realized gain	(293,525,248)	(272,202,329)
Total distributions	(326,139,201)	(514,257,951)
Share transactions Proceeds from sales of shares	4,821,205,670	5,706,482,439
Reinvestment of distributions	326,139,201	514,257,951
Cost of shares redeemed	(5,151,550,145)	(2,874,667,076)
Net increase (decrease) in net assets resulting from share transactions	(4,205,274)	3,346,073,314
Total increase (decrease) in net assets	1,269,982,965	3,997,489,500

Net Assets
Beginning of period	16,051,940,903	12,054,451,403
End of period (including undistributed net investment income of $261,832,807 and undistributed net investment income of $31,790,272, respectively)	$ 17,321,923,868	$ 16,051,940,903
Other Information Shares
Sold	336,544,773	425,101,001
Issued in reinvestment of distributions	23,262,425	38,982,612
Redeemed	(358,225,587)	(214,551,170)
Net increase (decrease)	1,581,611	249,532,443

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.42	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.22	.24	.25	.24	.18
Net realized and unrealized gain (loss)	1.15	.82	.06	1.42	2.30
Total from investment operations	1.37	1.06	.31	1.66	2.48
Distributions from net investment income	(.03)	(.23)	(.21)	(.18)	(.06)
Distributions from net realized gain	(.25)	(.27)	(.40)	(.13)	(.05)
Total distributions	(.28)	(.50)	(.61)	(.31)	(.11)
Net asset value, end of period	$ 15.07	$ 13.98	$ 13.42	$ 13.72	$ 12.37
Total Return B	9.95%	8.17%	2.50%	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.56%	1.78%	1.94%	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,321,924	$ 16,051,941	$ 12,054,451	$ 6,632,569	$ 1,585,350
Portfolio turnover rate D	43%	23%	21%	37%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.5	0.0
Fidelity Series 1000 Value Index Fund Class F	1.0	0.0
Fidelity Series All-Sector Equity Fund Class F	6.1	6.2
Fidelity Series Blue Chip Growth Fund Class F	5.1	0.0
Fidelity Series Commodity Strategy Fund Class F	1.3	7.1
Fidelity Series Equity-Income Fund Class F	7.6	4.2
Fidelity Series Growth & Income Fund Class F	5.8	1.7
Fidelity Series Growth Company Fund Class F	6.1	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	3.8	3.2
Fidelity Series Opportunistic Insights Fund Class F	3.8	3.3
Fidelity Series Real Estate Equity Fund Class F	0.7	0.6
Fidelity Series Small Cap Discovery Fund Class F	0.9	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.1	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.9	3.7
Fidelity Blue Chip Growth Fund Class F	0.0	4.8
Fidelity Growth Company Fund Class F	0.0	6.0
Fidelity Series 100 Index Fund	0.0	1.4
Fidelity Series Large Cap Value Fund Class F	0.0	3.2
Fidelity Small Cap Growth Fund Class F	0.0	0.9
Fidelity Small Cap Value Fund Class F	0.0	0.9
	51.7	48.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.6	3.8
Fidelity Series International Growth Fund Class F	7.7	6.5
Fidelity Series International Small Cap Fund Class F	1.8	1.4
Fidelity Series International Value Fund Class F	7.7	6.5
	21.8	18.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	6.3	6.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	5.6
Fidelity Series Investment Grade Bond Fund Class F	17.1	17.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	26.0	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.3	0.5
Fidelity Short-Term Bond Fund Class F	0.2	0.5
	0.5	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.01%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.7%
International Equity Funds	21.8%
Bond Funds	26.0%
Short-Term Funds	0.5%

Six months ago
Domestic Equity Funds**	48.9%
International Equity Funds	18.2%
Bond Funds	31.9%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	14,988,526	$ 182,410,365
Fidelity Series 1000 Value Index Fund Class F (c)	11,477,009	122,574,455
Fidelity Series All-Sector Equity Fund Class F (c)	50,731,520	715,821,743
Fidelity Series Blue Chip Growth Fund Class F (c)	55,732,353	603,581,385
Fidelity Series Commodity Strategy Fund Class F (a)(c)	17,476,613	148,551,214
Fidelity Series Equity-Income Fund Class F (c)	71,367,954	892,099,428
Fidelity Series Growth & Income Fund Class F (c)	53,059,168	689,238,591
Fidelity Series Growth Company Fund Class F (c)	66,792,465	724,030,320
Fidelity Series Intrinsic Opportunities Fund Class F (c)	31,824,542	442,679,378
Fidelity Series Opportunistic Insights Fund Class F (c)	32,146,829	449,091,202
Fidelity Series Real Estate Equity Fund Class F (c)	6,279,152	81,126,643
Fidelity Series Small Cap Discovery Fund Class F (c)	10,276,780	106,159,140
Fidelity Series Small Cap Opportunities Fund Class F (c)	26,543,814	362,057,625
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	46,388,525	581,248,217
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,374,881,224)		6,100,669,706
International Equity Funds - 21.8%

Fidelity Series Emerging Markets Fund Class F (c)	31,520,278	541,833,587
Fidelity Series International Growth Fund Class F (c)	63,792,307	905,212,840
Fidelity Series International Small Cap Fund Class F (c)	13,282,437	215,573,958
Fidelity Series International Value Fund Class F (c)	81,697,415	910,926,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,181,042,022)		2,573,546,560
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	7,895,423	$ 80,533,314
Fidelity Series Floating Rate High Income Fund Class F (c)	10,086,965	105,509,655
Fidelity Series High Income Fund Class F (c)	70,164,928	743,046,588
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,236,357	61,490,480
Fidelity Series Investment Grade Bond Fund Class F (c)	179,531,284	2,021,522,254
Fidelity Series Real Estate Income Fund Class F (c)	4,989,315	56,279,472
TOTAL BOND FUNDS (Cost $3,078,026,305)		3,068,381,763
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	30,377,402	30,377,402
Fidelity Short-Term Bond Fund Class F (c)	2,894,042	24,859,824
TOTAL SHORT-TERM FUNDS (Cost $55,133,891)		55,237,226
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,689,083,442)		11,797,835,255
NET OTHER ASSETS (LIABILITIES) - 0.0%		(454,819)
NET ASSETS - 100%		$ 11,797,380,436
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 441,725,132	$ 86,608,699	$ 592,152,585	$ 1,791,347	$ -
Fidelity Disciplined Equity Fund Class F	97,000,644	1,131,756	102,876,859	-	-
Fidelity Growth Company Fund Class F	601,589,634	68,440,791	783,931,312	-	-
Fidelity Institutional Money Market Portfolio Class F	39,758,924	41,398,493	50,780,015	42,079	30,377,402
Fidelity Series 100 Index Fund	151,059,084	29,424,774	200,114,921	3,237,783	-
Fidelity Series 100 Index Fund Class F	-	182,672,364	7,420,006	-	182,410,365
Fidelity Series 1000 Value Index Fund Class F	-	119,979,258	3,781,554	352,239	122,574,455
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund Class F	$ 651,250,933	$ 141,760,111	$ 143,411,376	$ 7,486,059	$ 715,821,743
Fidelity Series Blue Chip Growth Fund Class F	-	601,428,003	44,117,529	672,798	603,581,385
Fidelity Series Commodity Strategy Fund Class F	714,281,419	176,798,300	679,945,558	-	148,551,214
Fidelity Series Emerging Markets Debt Fund Class F	71,957,407	18,674,880	5,434,141	4,117,959	80,533,314
Fidelity Series Emerging Markets Fund Class F	381,386,399	188,705,472	38,100,074	5,708,254	541,833,587
Fidelity Series Equity-Income Fund Class F	396,747,170	535,214,080	102,983,347	11,924,019	892,099,428
Fidelity Series Floating Rate High Income Fund Class F	90,181,158	24,110,840	7,197,502	4,357,762	105,509,655
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	145,116,806	550,134,011	52,558,900	4,158,075	689,238,591
Fidelity Series Growth Company Fund Class F	-	713,357,232	45,962,338	675,182	724,030,320
Fidelity Series High Income Fund Class F	684,251,795	168,681,782	116,043,379	39,426,529	743,046,588
Fidelity Series Inflation-Protected Bond Index Fund Class F	529,707,916	137,261,261	573,133,910	119,449	61,490,480
Fidelity Series International Growth Fund Class F	629,703,229	252,888,313	59,206,283	7,044,704	905,212,840
Fidelity Series International Small Cap Fund Class F	128,141,475	72,767,254	11,850,209	1,549,003	215,573,958
Fidelity Series International Value Fund Class F	624,323,358	261,740,261	63,356,444	18,890,026	910,926,175
Fidelity Series Intrinsic Opportunities Fund Class F	236,976,345	166,848,530	27,955,733	4,873,394	442,679,378
Fidelity Series Investment Grade Bond Fund Class F	1,697,697,363	537,116,948	169,495,044	46,790,320	2,021,522,254
Fidelity Series Large Cap Value Fund Class F	386,286,269	136,645,473	485,101,923	4,983,750	-
Fidelity Series Opportunistic Insights Fund Class F	289,984,373	117,891,796	42,742,087	570,641	449,091,202
Fidelity Series Real Estate Equity Fund Class F	55,497,972	31,203,446	5,458,022	1,243,962	81,126,643
Fidelity Series Real Estate Income Fund Class F	53,104,120	12,827,459	7,844,293	3,120,869	56,279,472
Fidelity Series Small Cap Discovery Fund Class F	-	108,590,194	5,812,676	131,025	106,159,140
Fidelity Series Small Cap Opportunities Fund Class F	169,246,938	201,035,544	30,891,428	247,802	362,057,625
Fidelity Series Stock Selector Large Cap Value Fund Class F	399,975,994	211,521,381	79,101,220	6,012,981	581,248,217
Fidelity Short-Term Bond Fund Class F	32,611,876	31,995,832	39,694,450	319,084	24,859,824
Fidelity Small Cap Growth Fund Class F	91,028,733	17,521,983	116,280,779	-	-
Fidelity Small Cap Value Fund Class F	97,515,534	13,155,471	116,482,415	271,785	-
Total	$ 9,888,108,000	$ 5,959,531,992	$ 4,811,218,312	$ 180,118,880	$ 11,797,835,255
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $10,689,083,442) - See accompanying schedule		$ 11,797,835,255
Receivable for investments sold		24,995,892
Receivable for fund shares sold		20,129,925
Total assets		11,842,961,072

Liabilities
Payable for investments purchased	$ 35,958,846
Payable for fund shares redeemed	9,165,266
Transfer agent fees payable	456,524
Total liabilities		45,580,636

Net Assets		$ 11,797,380,436
Net Assets consist of:
Paid in capital		$ 9,875,134,047
Undistributed net investment income		174,618,488
Accumulated undistributed net realized gain (loss) on investments		638,876,088
Net unrealized appreciation (depreciation) on investments		1,108,751,813
Net Assets, for 751,308,262 shares outstanding		$ 11,797,380,436
Net Asset Value, offering price and redemption price per share ($11,797,380,436 ÷ 751,308,262 shares)		$ 15.70

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 180,118,880

Expenses
Transfer agent fees	$ 5,171,578
Independent trustees' compensation	41,020
Total expenses		5,212,598
Net investment income (loss)		174,906,282
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	330,577,046
Capital gain distributions from underlying funds	326,255,422
Total net realized gain (loss)		656,832,468
Change in net unrealized appreciation (depreciation) on underlying funds		430,813,027
Net gain (loss)		1,087,645,495
Net increase (decrease) in net assets resulting from operations		$ 1,262,551,777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,906,282	$ 152,593,328
Net realized gain (loss)	656,832,468	271,388,589
Change in net unrealized appreciation (depreciation)	430,813,027	368,201,225
Net increase (decrease) in net assets resulting from operations	1,262,551,777	792,183,142
Distributions to shareholders from net investment income	(19,149,282)	(147,879,817)
Distributions to shareholders from net realized gain	(198,584,527)	(145,666,744)
Total distributions	(217,733,809)	(293,546,561)
Share transactions Proceeds from sales of shares	3,726,420,199	3,914,024,849
Reinvestment of distributions	217,733,809	293,546,561
Cost of shares redeemed	(3,079,294,678)	(1,497,471,333)
Net increase (decrease) in net assets resulting from share transactions	864,859,330	2,710,100,077
Total increase (decrease) in net assets	1,909,677,298	3,208,736,658

Net Assets
Beginning of period	9,887,703,138	6,678,966,480
End of period (including undistributed net investment income of $174,618,488 and undistributed net investment income of $18,861,488, respectively)	$ 11,797,380,436	$ 9,887,703,138
Other Information Shares
Sold	251,471,985	288,192,126
Issued in reinvestment of distributions	15,141,433	22,013,209
Redeemed	(206,818,599)	(110,265,804)
Net increase (decrease)	59,794,819	199,939,531

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.59	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.26	.26	.25	.18
Net realized and unrealized gain (loss)	1.47	.95	(.02)	1.57	2.44
Total from investment operations	1.71	1.21	.24	1.82	2.62
Distributions from net investment income	(.03)	(.24)	(.21)	(.19)	(.07)
Distributions from net realized gain	(.28)	(.26)	(.43)	(.14)	(.05)
Total distributions	(.31)	(.50)	(.64)	(.33)	(.12)
Net asset value, end of period	$ 15.70	$ 14.30	$ 13.59	$ 13.99	$ 12.50
Total Return B	12.13%	9.17%	2.02%	14.72%	26.24%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.60%	1.89%	1.95%	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,797,380	$ 9,887,703	$ 6,678,966	$ 3,454,146	$ 930,417
Portfolio turnover rate D	44%	23%	20%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.8	0.0
Fidelity Series 1000 Value Index Fund Class F	1.2	0.0
Fidelity Series All-Sector Equity Fund Class F	6.7	6.6
Fidelity Series Blue Chip Growth Fund Class F	5.9	0.0
Fidelity Series Commodity Strategy Fund Class F	1.2	7.5
Fidelity Series Equity-Income Fund Class F	9.0	4.4
Fidelity Series Growth & Income Fund Class F	7.0	1.7
Fidelity Series Growth Company Fund Class F	7.2	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	4.5	3.4
Fidelity Series Opportunistic Insights Fund Class F	4.5	3.5
Fidelity Series Real Estate Equity Fund Class F	0.7	0.7
Fidelity Series Small Cap Discovery Fund Class F	1.1	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.7	1.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.1	4.0
Fidelity Blue Chip Growth Fund Class F	0.0	5.0
Fidelity Growth Company Fund Class F	0.0	6.3
Fidelity Series 100 Index Fund	0.0	1.5
Fidelity Series Large Cap Value Fund Class F	0.0	3.4
Fidelity Small Cap Growth Fund Class F	0.0	1.0
Fidelity Small Cap Value Fund Class F	0.0	0.9
	60.6	51.7
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.3	4.1
Fidelity Series International Growth Fund Class F	9.1	6.9
Fidelity Series International Small Cap Fund Class F	2.1	1.4
Fidelity Series International Value Fund Class F	9.1	6.9
	25.6	19.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.9
Fidelity Series High Income Fund Class F	6.6	6.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	2.8
Fidelity Series Investment Grade Bond Fund Class F	5.1	17.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	13.8	29.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.6%
International Equity Funds	25.6%
Bond Funds	13.8%

Six months ago
Domestic Equity Funds**	51.7%
International Equity Funds	19.3%
Bond Funds	29.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	22,230,138	$ 270,540,783
Fidelity Series 1000 Value Index Fund Class F (b)	17,064,802	182,252,090
Fidelity Series All-Sector Equity Fund Class F (b)	71,250,638	1,005,346,504
Fidelity Series Blue Chip Growth Fund Class F (b)	81,676,660	884,558,224
Fidelity Series Commodity Strategy Fund Class F (a)(b)	21,569,719	183,342,610
Fidelity Series Equity-Income Fund Class F (b)	107,343,953	1,341,799,407
Fidelity Series Growth & Income Fund Class F (b)	79,805,105	1,036,668,308
Fidelity Series Growth Company Fund Class F (b)	99,673,123	1,080,456,652
Fidelity Series Intrinsic Opportunities Fund Class F (b)	48,555,497	675,406,959
Fidelity Series Opportunistic Insights Fund Class F (b)	47,804,892	667,834,335
Fidelity Series Real Estate Equity Fund Class F (b)	8,296,186	107,186,720
Fidelity Series Small Cap Discovery Fund Class F (b)	15,367,098	158,742,122
Fidelity Series Small Cap Opportunities Fund Class F (b)	40,039,144	546,133,920
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	71,980,462	901,915,192
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,027,202,462)		9,042,183,826
International Equity Funds - 25.6%

Fidelity Series Emerging Markets Fund Class F (b)	46,326,282	796,348,784
Fidelity Series International Growth Fund Class F (b)	95,901,835	1,360,847,043

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	18,797,747	$ 305,087,429
Fidelity Series International Value Fund Class F (b)	121,867,991	1,358,828,103
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,283,931,949)		3,821,111,359
Bond Funds - 13.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	10,016,439	102,167,682
Fidelity Series Floating Rate High Income Fund Class F (b)	12,097,289	126,537,640
Fidelity Series High Income Fund Class F (b)	92,794,805	982,696,990
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,636,186	16,132,795
Fidelity Series Investment Grade Bond Fund Class F (b)	67,920,806	764,788,281
Fidelity Series Real Estate Income Fund Class F (b)	6,312,074	71,200,199
TOTAL BOND FUNDS (Cost $2,000,260,955)		2,063,523,587
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,311,395,366)		14,926,818,772
NET OTHER ASSETS (LIABILITIES) - 0.0%		(579,261)
NET ASSETS - 100%		$ 14,926,239,511
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 602,111,489	$ 99,903,764	$ 787,914,865	$ 2,405,337	$ -
Fidelity Disciplined Equity Fund Class F	132,360,247	913,005	139,788,766	-	-
Fidelity Growth Company Fund Class F	828,709,110	69,918,916	1,053,709,104	-	-
Fidelity Series 100 Index Fund	205,820,148	60,637,329	292,779,853	4,880,752	-
Fidelity Series 100 Index Fund Class F	-	271,741,193	11,837,950	-	270,540,783
Fidelity Series 1000 Value Index Fund Class F	-	181,091,542	7,806,485	491,027	182,252,090
Fidelity Series All-Sector Equity Fund Class F	888,597,916	208,391,325	179,459,242	10,396,167	1,005,346,504
Fidelity Series Blue Chip Growth Fund Class F	-	863,808,196	45,096,797	977,244	884,558,224
Fidelity Series Commodity Strategy Fund Class F	980,829,744	205,448,664	920,387,575	-	183,342,610
Fidelity Series Emerging Markets Debt Fund Class F	94,633,090	20,763,785	7,172,828	5,283,734	102,167,682
Fidelity Series Emerging Markets Fund Class F	522,651,248	344,618,964	83,256,598	9,213,442	796,348,784
Fidelity Series Equity-Income Fund Class F	549,196,646	836,264,479	131,354,448	16,955,345	1,341,799,407
Fidelity Series Floating Rate High Income Fund Class F	111,519,649	26,512,089	9,598,161	5,285,315	126,537,640
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund Class F (formerly Series Mega Cap Fund Class F)	$ 200,841,703	$ 847,511,884	$ 75,118,340	$ 5,957,453	$ 1,036,668,308
Fidelity Series Growth Company Fund Class F	-	1,043,432,594	45,719,284	1,013,795	1,080,456,652
Fidelity Series High Income Fund Class F	903,277,695	203,591,783	132,081,279	52,024,324	982,696,990
Fidelity Series Inflation-Protected Bond Index Fund Class F	328,765,237	96,563,427	390,615,868	46,537	16,132,795
Fidelity Series International Growth Fund Class F	862,997,755	501,950,751	117,401,439	11,032,997	1,360,847,043
Fidelity Series International Small Cap Fund Class F	175,227,326	110,916,081	18,470,985	2,242,143	305,087,429
Fidelity Series International Value Fund Class F	855,871,899	477,111,863	92,614,796	29,161,698	1,358,828,103
Fidelity Series Intrinsic Opportunities Fund Class F	326,611,115	306,404,711	51,291,362	7,046,197	675,406,959
Fidelity Series Investment Grade Bond Fund Class F	2,249,073,002	544,593,667	1,963,531,043	40,802,552	764,788,281
Fidelity Series Large Cap Value Fund Class F	532,173,112	173,680,192	655,704,559	6,705,946	-
Fidelity Series Opportunistic Insights Fund Class F	401,399,062	213,404,006	64,708,428	861,065	667,834,335
Fidelity Series Real Estate Equity Fund Class F	74,960,322	40,868,463	8,443,077	1,670,881	107,186,720
Fidelity Series Real Estate Income Fund Class F	63,065,894	16,622,367	6,347,503	3,900,397	71,200,199
Fidelity Series Small Cap Discovery Fund Class F	-	160,624,708	7,255,320	178,187	158,742,122
Fidelity Series Small Cap Opportunities Fund Class F	231,089,918	327,065,123	44,466,651	360,986	546,133,920
Fidelity Series Stock Selector Large Cap Value Fund Class F	553,830,035	404,836,332	121,022,479	9,636,122	901,915,192
Fidelity Small Cap Growth Fund Class F	126,536,017	21,283,697	158,335,812	-	-
Fidelity Small Cap Value Fund Class F	136,042,302	15,255,522	159,244,513	369,456	-
Total	$ 12,938,191,681	$ 8,695,730,422	$ 7,782,535,410	$ 228,899,099	$ 14,926,818,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $13,311,395,366) - See accompanying schedule		$ 14,926,818,772
Receivable for investments sold		47,056,560
Receivable for fund shares sold		21,892,107
Total assets		14,995,767,439

Liabilities
Payable for investments purchased	$ 16,586,768
Payable for fund shares redeemed	52,360,916
Transfer agent fees payable	580,244
Total liabilities		69,527,928

Net Assets		$ 14,926,239,511
Net Assets consist of:
Paid in capital		$ 12,277,446,805
Undistributed net investment income		221,998,691
Accumulated undistributed net realized gain (loss) on investments		811,370,609
Net unrealized appreciation (depreciation) on investments		1,615,423,406
Net Assets, for 930,590,688 shares outstanding		$ 14,926,239,511
Net Asset Value, offering price and redemption price per share ($14,926,239,511 ÷ 930,590,688 shares)		$ 16.04

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 228,899,099

Expenses
Transfer agent fees	$ 6,629,287
Independent trustees' compensation	52,688
Total expenses		6,681,975
Net investment income (loss)		222,217,124
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	384,445,944
Capital gain distributions from underlying funds	451,560,233
Total net realized gain (loss)		836,006,177
Change in net unrealized appreciation (depreciation) on underlying funds		690,958,999
Net gain (loss)		1,526,965,176
Net increase (decrease) in net assets resulting from operations		$ 1,749,182,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,217,124	$ 207,635,923
Net realized gain (loss)	836,006,177	365,148,570
Change in net unrealized appreciation (depreciation)	690,958,999	493,923,180
Net increase (decrease) in net assets resulting from operations	1,749,182,300	1,066,707,673
Distributions to shareholders from net investment income	(24,505,853)	(202,803,148)
Distributions to shareholders from net realized gain	(274,101,284)	(198,489,086)
Total distributions	(298,607,137)	(401,292,234)
Share transactions Proceeds from sales of shares	4,187,539,586	4,684,029,188
Reinvestment of distributions	298,607,137	401,292,234
Cost of shares redeemed	(3,948,144,278)	(2,019,839,253)
Net increase (decrease) in net assets resulting from share transactions	538,002,445	3,065,482,169
Total increase (decrease) in net assets	1,988,577,608	3,730,897,608

Net Assets
Beginning of period	12,937,661,903	9,206,764,295
End of period (including undistributed net investment income of $221,998,691 and undistributed net investment income of $24,287,420, respectively)	$ 14,926,239,511	$ 12,937,661,903
Other Information Shares
Sold	277,666,183	341,169,501
Issued in reinvestment of distributions	20,494,657	29,813,341
Redeemed	(260,727,298)	(147,480,227)
Net increase (decrease)	37,433,542	223,502,615

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 13.75	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.27	.26	.25	.17
Net realized and unrealized gain (loss)	1.64	.99	(.07)	1.62	2.62
Total from investment operations	1.88	1.26	.19	1.87	2.79
Distributions from net investment income	(.03)	(.25)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.30)	(.26)	(.44)	(.14)	(.05)
Total distributions	(.33)	(.52) G	(.66)	(.32)	(.12)
Net asset value, end of period	$ 16.04	$ 14.49	$ 13.75	$ 14.22	$ 12.67
Total Return B	13.20%	9.46%	1.62%	14.95%	27.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.58%	1.94%	1.99%	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,926,240	$ 12,937,662	$ 9,206,764	$ 4,890,405	$ 1,280,910
Portfolio turnover rate D	56%	25%	19%	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.9	0.0
Fidelity Series 1000 Value Index Fund Class F	1.3	0.0
Fidelity Series All-Sector Equity Fund Class F	7.3	7.6
Fidelity Series Blue Chip Growth Fund Class F	6.2	0.0
Fidelity Series Commodity Strategy Fund Class F	1.0	8.6
Fidelity Series Equity-Income Fund Class F	9.5	5.0
Fidelity Series Growth & Income Fund Class F	7.3	2.0
Fidelity Series Growth Company Fund Class F	7.5	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	4.7	3.8
Fidelity Series Opportunistic Insights Fund Class F	4.7	3.9
Fidelity Series Real Estate Equity Fund Class F	0.8	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.8	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	4.5
Fidelity Blue Chip Growth Fund Class F	0.0	5.8
Fidelity Growth Company Fund Class F	0.0	7.2
Fidelity Series 100 Index Fund	0.0	1.7
Fidelity Series Large Cap Value Fund Class F	0.0	3.9
Fidelity Small Cap Growth Fund Class F	0.0	1.1
Fidelity Small Cap Value Fund Class F	0.0	1.1
	63.4	59.1
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.4	4.8
Fidelity Series International Growth Fund Class F	9.5	7.8
Fidelity Series International Small Cap Fund Class F	2.1	1.7
Fidelity Series International Value Fund Class F	9.6	7.8
	26.6	22.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.7	0.8
Fidelity Series High Income Fund Class F	6.7	6.8
Fidelity Series Investment Grade Bond Fund Class F	1.4	10.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.0*
	10.0	18.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.01%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International Equity Funds	26.6%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	59.1%
International Equity Funds	22.1%
Bond Funds	18.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	14,186,460	$ 172,649,223
Fidelity Series 1000 Value Index Fund Class F (b)	10,863,746	116,024,811
Fidelity Series All-Sector Equity Fund Class F (b)	46,805,486	660,425,414
Fidelity Series Blue Chip Growth Fund Class F (b)	52,379,705	567,272,210
Fidelity Series Commodity Strategy Fund Class F (a)(b)	10,302,129	87,568,097
Fidelity Series Equity-Income Fund Class F (b)	69,367,611	867,095,141
Fidelity Series Growth & Income Fund Class F (b)	50,808,985	660,008,711
Fidelity Series Growth Company Fund Class F (b)	62,710,242	679,779,024
Fidelity Series Intrinsic Opportunities Fund Class F (b)	30,806,620	428,520,087
Fidelity Series Opportunistic Insights Fund Class F (b)	30,389,205	424,537,199
Fidelity Series Real Estate Equity Fund Class F (b)	5,783,420	74,721,789
Fidelity Series Small Cap Discovery Fund Class F (b)	9,568,086	98,838,323
Fidelity Series Small Cap Opportunities Fund Class F (b)	25,233,095	344,179,416
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	45,948,703	575,737,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,106,828,981)		5,757,356,698
International Equity Funds - 26.6%

Fidelity Series Emerging Markets Fund Class F (b)	28,731,059	493,886,898
Fidelity Series International Growth Fund Class F (b)	60,608,668	860,036,992

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	11,990,011	$ 194,597,886
Fidelity Series International Value Fund Class F (b)	77,810,206	867,583,803
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,064,659,293)		2,416,105,579
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	6,076,650	61,981,828
Fidelity Series Floating Rate High Income Fund Class F (b)	6,480,694	67,788,064
Fidelity Series High Income Fund Class F (b)	57,109,759	604,792,352
Fidelity Series Investment Grade Bond Fund Class F (b)	11,714,037	131,900,060
Fidelity Series Real Estate Income Fund Class F (b)	3,856,912	43,505,962
TOTAL BOND FUNDS (Cost $874,873,473)		909,968,266
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,046,361,747)		9,083,430,543
NET OTHER ASSETS (LIABILITIES) - 0.0%		(350,341)
NET ASSETS - 100%		$ 9,083,080,202
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 395,059,637	$ 74,029,608	$ 526,771,904	$ 1,631,765	$ -
Fidelity Disciplined Equity Fund Class F	86,464,431	988,632	91,706,632	-	-
Fidelity Growth Company Fund Class F	542,350,097	55,009,886	701,049,792	-	-
Fidelity Series 100 Index Fund	134,827,963	24,960,226	177,425,948	2,965,094	-
Fidelity Series 100 Index Fund Class F	-	170,881,615	4,924,378	-	172,649,223
Fidelity Series 1000 Value Index Fund Class F	-	114,493,971	4,352,937	325,269	116,024,811
Fidelity Series All-Sector Equity Fund Class F	582,232,287	134,549,403	116,385,910	6,793,531	660,425,414
Fidelity Series Blue Chip Growth Fund Class F	-	553,353,057	27,975,498	607,220	567,272,210
Fidelity Series Commodity Strategy Fund Class F	643,392,529	144,551,230	641,716,882	-	87,568,097
Fidelity Series Emerging Markets Debt Fund Class F	52,821,472	16,349,021	3,538,632	3,151,257	61,981,828
Fidelity Series Emerging Markets Fund Class F	341,026,305	195,907,688	53,118,546	5,652,254	493,886,898
Fidelity Series Equity-Income Fund Class F	351,785,243	496,406,888	37,016,935	10,868,179	867,095,141
Fidelity Series Floating Rate High Income Fund Class F	55,436,095	17,557,877	4,168,760	2,777,419	67,788,064
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	$ 128,675,865	$ 515,390,850	$ 23,131,657	$ 3,658,769	$ 660,008,711
Fidelity Series Growth Company Fund Class F	-	653,305,082	25,788,804	629,026	679,779,024
Fidelity Series High Income Fund Class F	504,997,060	139,857,043	45,174,625	30,412,352	604,792,352
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	1,572,504	1,571,378	169	-
Fidelity Series International Growth Fund Class F	561,777,471	272,867,270	49,817,077	6,647,215	860,036,992
Fidelity Series International Small Cap Fund Class F	114,078,949	65,376,010	8,742,740	1,568,882	194,597,886
Fidelity Series International Value Fund Class F	556,916,636	280,707,564	49,243,587	17,903,070	867,583,803
Fidelity Series Intrinsic Opportunities Fund Class F	206,594,366	185,953,550	24,902,398	4,518,438	428,520,087
Fidelity Series Investment Grade Bond Fund Class F	701,187,533	208,894,847	756,618,688	12,690,158	131,900,060
Fidelity Series Large Cap Value Fund Class F	353,277,341	127,609,546	446,149,755	4,572,003	-
Fidelity Series Opportunistic Insights Fund Class F	257,134,571	117,317,842	25,737,903	532,705	424,537,199
Fidelity Series Real Estate Equity Fund Class F	49,405,638	29,993,234	4,531,529	1,137,197	74,721,789
Fidelity Series Real Estate Income Fund Class F	32,314,117	14,498,589	2,290,593	2,157,774	43,505,962
Fidelity Series Small Cap Discovery Fund Class F	-	100,283,166	4,565,769	120,665	98,838,323
Fidelity Series Small Cap Opportunities Fund Class F	151,752,500	195,383,566	24,071,286	216,356	344,179,416
Fidelity Series Stock Selector Large Cap Value Fund Class F	355,149,012	243,241,047	64,923,686	5,947,006	575,737,253
Fidelity Small Cap Growth Fund Class F	82,451,331	16,550,054	105,945,348	-	-
Fidelity Small Cap Value Fund Class F	88,434,960	12,850,804	106,497,979	250,097	-
Total	$ 7,329,543,409	$ 5,180,691,670	$ 4,159,857,556	$ 127,733,870	$ 9,083,430,543
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $8,046,361,747) - See accompanying schedule		$ 9,083,430,543
Receivable for fund shares sold		17,915,752
Total assets		9,101,346,295

Liabilities
Payable for investments purchased	$ 9,503,732
Payable for fund shares redeemed	8,411,373
Transfer agent fees payable	350,988
Total liabilities		18,266,093

Net Assets		$ 9,083,080,202
Net Assets consist of:
Paid in capital		$ 7,380,458,784
Undistributed net investment income		123,626,674
Accumulated undistributed net realized gain (loss) on investments		541,925,948
Net unrealized appreciation (depreciation) on investments		1,037,068,796
Net Assets, for 548,770,468 shares outstanding		$ 9,083,080,202
Net Asset Value, offering price and redemption price per share ($9,083,080,202 ÷ 548,770,468 shares)		$ 16.55

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 127,733,870

Expenses
Transfer agent fees	$ 3,910,983
Independent trustees' compensation	30,933
Total expenses		3,941,916
Net investment income (loss)		123,791,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	261,831,473
Capital gain distributions from underlying funds	293,187,414
Total net realized gain (loss)		555,018,887
Change in net unrealized appreciation (depreciation) on underlying funds		471,199,890
Net gain (loss)		1,026,218,777
Net increase (decrease) in net assets resulting from operations		$ 1,150,010,731

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,791,954	$ 110,661,777
Net realized gain (loss)	555,018,887	195,486,050
Change in net unrealized appreciation (depreciation)	471,199,890	332,298,561
Net increase (decrease) in net assets resulting from operations	1,150,010,731	638,446,388
Distributions to shareholders from net investment income	(11,191,676)	(107,158,832)
Distributions to shareholders from net realized gain	(164,311,064)	(89,768,174)
Total distributions	(175,502,740)	(196,927,006)
Share transactions Proceeds from sales of shares	2,879,083,996	2,960,649,419
Reinvestment of distributions	175,502,740	196,927,006
Cost of shares redeemed	(2,275,258,549)	(1,052,885,544)
Net increase (decrease) in net assets resulting from share transactions	779,328,187	2,104,690,881
Total increase (decrease) in net assets	1,753,836,178	2,546,210,263

Net Assets
Beginning of period	7,329,244,024	4,783,033,761
End of period (including undistributed net investment income of $123,626,674 and undistributed net investment income of $11,026,396, respectively)	$ 9,083,080,202	$ 7,329,244,024
Other Information Shares
Sold	185,996,763	213,995,655
Issued in reinvestment of distributions	11,890,432	14,476,142
Redeemed	(146,109,003)	(76,102,506)
Net increase (decrease)	51,778,192	152,369,291

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.75	$ 13.88	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.23	.26	.24	.23	.15
Net realized and unrealized gain (loss)	1.92	1.09	(.17)	1.76	2.74
Total from investment operations	2.15	1.35	.07	1.99	2.89
Distributions from net investment income	(.02)	(.24)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.32)	(.23)	(.45)	(.13)	(.05)
Total distributions	(.35) H	(.48) G	(.65)	(.31)	(.11)
Net asset value, end of period	$ 16.55	$ 14.75	$ 13.88	$ 14.46	$ 12.78
Total Return B	14.83%	10.01%	.78%	15.76%	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.50%	1.90%	1.81%	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,083,080	$ 7,329,244	$ 4,783,034	$ 2,321,903	$ 632,052
Portfolio turnover rate D	50%	26%	17%	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.9	0.0
Fidelity Series 1000 Value Index Fund Class F	1.3	0.0
Fidelity Series All-Sector Equity Fund Class F	7.5	7.8
Fidelity Series Blue Chip Growth Fund Class F	6.3	0.0
Fidelity Series Commodity Strategy Fund Class F	1.0	8.7
Fidelity Series Equity-Income Fund Class F	9.5	5.1
Fidelity Series Growth & Income Fund Class F	7.1	2.1
Fidelity Series Growth Company Fund Class F	7.5	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	4.7	3.9
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.0
Fidelity Series Real Estate Equity Fund Class F	0.8	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.8	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	4.6
Fidelity Blue Chip Growth Fund Class F	0.0	5.9
Fidelity Growth Company Fund Class F	0.0	7.4
Fidelity Series 100 Index Fund	0.0	1.7
Fidelity Series Large Cap Value Fund Class F	0.0	4.1
Fidelity Small Cap Growth Fund Class F	0.0	1.2
Fidelity Small Cap Value Fund Class F	0.0	1.1
	63.4	60.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.5	5.0
Fidelity Series International Growth Fund Class F	9.5	8.0
Fidelity Series International Small Cap Fund Class F	2.1	1.6
Fidelity Series International Value Fund Class F	9.5	8.0
	26.6	22.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.7	0.7
Fidelity Series High Income Fund Class F	6.6	6.9
Fidelity Series Investment Grade Bond Fund Class F	1.5	8.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
	10.0	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.01%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International Equity Funds	26.6%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	22.6%
Bond Funds	16.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	15,350,594	$ 186,816,726
Fidelity Series 1000 Value Index Fund Class F (b)	11,819,129	126,228,300
Fidelity Series All-Sector Equity Fund Class F (b)	52,402,936	739,405,434
Fidelity Series Blue Chip Growth Fund Class F (b)	57,065,424	618,018,537
Fidelity Series Commodity Strategy Fund Class F (a)(b)	11,113,352	94,463,488
Fidelity Series Equity-Income Fund Class F (b)	75,441,371	943,017,142
Fidelity Series Growth & Income Fund Class F (b)	54,302,890	705,394,536
Fidelity Series Growth Company Fund Class F (b)	68,293,323	740,299,626
Fidelity Series Intrinsic Opportunities Fund Class F (b)	33,108,262	460,535,921
Fidelity Series Opportunistic Insights Fund Class F (b)	32,828,109	458,608,688
Fidelity Series Real Estate Equity Fund Class F (b)	6,420,642	82,954,695
Fidelity Series Small Cap Discovery Fund Class F (b)	10,706,420	110,597,321
Fidelity Series Small Cap Opportunities Fund Class F (b)	27,547,279	375,744,889
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	49,783,577	623,788,223
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,531,967,624)		6,265,873,526
International Equity Funds - 26.6%

Fidelity Series Emerging Markets Fund Class F (b)	31,611,517	543,401,982
Fidelity Series International Growth Fund Class F (b)	66,014,530	936,746,179

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	12,946,354	$ 210,119,333
Fidelity Series International Value Fund Class F (b)	84,739,737	944,848,072
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,241,676,941)		2,635,115,566
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	6,644,727	67,776,214
Fidelity Series Floating Rate High Income Fund Class F (b)	6,429,299	67,250,469
Fidelity Series High Income Fund Class F (b)	62,134,367	658,002,950
Fidelity Series Investment Grade Bond Fund Class F (b)	13,502,673	152,040,096
Fidelity Series Real Estate Income Fund Class F (b)	4,197,756	47,350,685
TOTAL BOND FUNDS (Cost $952,875,524)		992,420,414
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,726,520,089)		9,893,409,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		(382,266)
NET ASSETS - 100%		$ 9,893,027,240
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 448,403,754	$ 75,830,061	$ 589,004,218	$ 1,829,727	$ -
Fidelity Disciplined Equity Fund Class F	97,971,049	830,283	103,637,232	-	-
Fidelity Growth Company Fund Class F	618,160,833	53,919,414	788,995,153	-	-
Fidelity Series 100 Index Fund	152,710,597	23,641,858	196,028,434	3,269,523	-
Fidelity Series 100 Index Fund Class F	-	186,313,543	6,779,377	-	186,816,726
Fidelity Series 1000 Value Index Fund Class F	-	125,260,865	5,516,758	362,873	126,228,300
Fidelity Series All-Sector Equity Fund Class F	658,822,164	146,346,872	132,837,263	7,669,176	739,405,434
Fidelity Series Blue Chip Growth Fund Class F	-	605,944,280	34,382,181	678,559	618,018,537
Fidelity Series Commodity Strategy Fund Class F	735,852,317	151,387,996	726,144,703	-	94,463,488
Fidelity Series Emerging Markets Debt Fund Class F	59,502,957	17,518,678	5,080,739	3,500,396	67,776,214
Fidelity Series Emerging Markets Fund Class F	387,556,934	201,882,660	57,689,277	6,203,190	543,401,982
Fidelity Series Equity-Income Fund Class F	401,068,775	529,692,099	50,190,099	12,062,398	943,017,142
Fidelity Series Floating Rate High Income Fund Class F	56,448,298	17,546,927	5,679,239	2,805,593	67,250,469
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	$ 146,710,372	$ 541,687,176	$ 30,473,453	$ 4,070,990	$ 705,394,536
Fidelity Series Growth Company Fund Class F	-	721,841,909	39,094,681	690,535	740,299,626
Fidelity Series High Income Fund Class F	574,593,348	138,820,054	60,659,549	33,546,664	658,002,950
Fidelity Series International Growth Fund Class F	638,637,618	282,138,374	67,869,543	7,319,640	936,746,179
Fidelity Series International Small Cap Fund Class F	129,324,708	67,171,993	12,918,566	1,676,506	210,119,333
Fidelity Series International Value Fund Class F	633,729,325	283,407,710	61,348,859	19,647,869	944,848,072
Fidelity Series Intrinsic Opportunities Fund Class F	235,273,091	187,812,613	30,179,048	5,010,154	460,535,921
Fidelity Series Investment Grade Bond Fund Class F	678,043,519	142,058,269	647,580,023	11,861,322	152,040,096
Fidelity Series Large Cap Value Fund Class F	401,880,827	138,896,508	501,787,237	5,142,875	-
Fidelity Series Opportunistic Insights Fund Class F	293,159,852	114,193,588	33,736,638	579,026	458,608,688
Fidelity Series Real Estate Equity Fund Class F	55,218,701	34,378,106	6,376,633	1,278,294	82,954,695
Fidelity Series Real Estate Income Fund Class F	33,209,173	18,253,969	3,091,324	2,302,124	47,350,685
Fidelity Series Small Cap Discovery Fund Class F	-	112,960,051	5,886,925	136,405	110,597,321
Fidelity Series Small Cap Opportunities Fund Class F	171,771,572	207,229,312	26,504,223	244,443	375,744,889
Fidelity Series Stock Selector Large Cap Value Fund Class F	404,871,081	248,286,405	77,484,728	6,257,652	623,788,223
Fidelity Small Cap Growth Fund Class F	95,162,312	17,444,480	120,469,973	-	-
Fidelity Small Cap Value Fund Class F	102,447,957	13,186,088	121,506,179	282,248	-
Total	$ 8,210,531,134	$ 5,405,882,141	$ 4,548,932,255	$ 138,428,182	$ 9,893,409,506
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $8,726,520,089) - See accompanying schedule		$ 9,893,409,506
Receivable for investments sold		14,566,269
Receivable for fund shares sold		19,604,574
Total assets		9,927,580,349

Liabilities
Payable for fund shares redeemed	$ 34,170,215
Transfer agent fees payable	382,894
Total liabilities		34,553,109

Net Assets		$ 9,893,027,240
Net Assets consist of:
Paid in capital		$ 7,978,841,454
Undistributed net investment income		133,904,663
Accumulated undistributed net realized gain (loss) on investments		613,391,706
Net unrealized appreciation (depreciation) on investments		1,166,889,417
Net Assets, for 594,314,649 shares outstanding		$ 9,893,027,240
Net Asset Value, offering price and redemption price per share ($9,893,027,240 ÷ 594,314,649 shares)		$ 16.65

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 138,428,182

Expenses
Transfer agent fees	$ 4,300,878
Independent trustees' compensation	34,080
Total expenses		4,334,958
Net investment income (loss)		134,093,224
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	305,778,422
Capital gain distributions from underlying funds	325,969,041
Total net realized gain (loss)		631,747,463
Change in net unrealized appreciation (depreciation) on underlying funds		520,125,716
Net gain (loss)		1,151,873,179
Net increase (decrease) in net assets resulting from operations		$ 1,285,966,403

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 134,093,224	$ 125,505,409
Net realized gain (loss)	631,747,463	222,961,042
Change in net unrealized appreciation (depreciation)	520,125,716	370,796,035
Net increase (decrease) in net assets resulting from operations	1,285,966,403	719,262,486
Distributions to shareholders from net investment income	(12,426,918)	(121,755,541)
Distributions to shareholders from net realized gain	(188,663,267)	(104,692,158)
Total distributions	(201,090,185)	(226,447,699)
Share transactions Proceeds from sales of shares	3,061,609,220	3,194,396,979
Reinvestment of distributions	201,090,185	226,447,699
Cost of shares redeemed	(2,664,743,887)	(1,313,097,134)
Net increase (decrease) in net assets resulting from share transactions	597,955,518	2,107,747,544
Total increase (decrease) in net assets	1,682,831,736	2,600,562,331

Net Assets
Beginning of period	8,210,195,504	5,609,633,173
End of period (including undistributed net investment income of $133,904,663 and undistributed net investment income of $12,238,357, respectively)	$ 9,893,027,240	$ 8,210,195,504
Other Information Shares
Sold	196,549,519	230,116,813
Issued in reinvestment of distributions	13,578,000	16,605,081
Redeemed	(170,450,334)	(94,807,866)
Net increase (decrease)	39,677,185	151,914,028

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 13.93	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.23	.26	.24	.24	.15
Net realized and unrealized gain (loss)	1.98	1.09	(.19)	1.77	2.81
Total from investment operations	2.21	1.35	.05	2.01	2.96
Distributions from net investment income	(.02)	(.25)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.33)	(.24)	(.47)	(.13)	(.05)
Total distributions	(.36) I	(.48) H	(.67)	(.31)	(.11) G
Net asset value, end of period	$ 16.65	$ 14.80	$ 13.93	$ 14.55	$ 12.85
Total Return B	15.20%	10.04%	.67%	15.81%	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.47%	1.90%	1.82%	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,893,027	$ 8,210,196	$ 5,609,633	$ 2,881,829	$ 749,360
Portfolio turnover rate D	50%	27%	18%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

H Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.9	0.0
Fidelity Series 1000 Value Index Fund Class F	1.3	0.0
Fidelity Series All-Sector Equity Fund Class F	7.4	7.9
Fidelity Series Blue Chip Growth Fund Class F	6.3	0.0
Fidelity Series Commodity Strategy Fund Class F	1.0	9.0
Fidelity Series Equity-Income Fund Class F	9.5	5.2
Fidelity Series Growth & Income Fund Class F	7.1	2.2
Fidelity Series Growth Company Fund Class F	7.4	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	4.7	4.0
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.1
Fidelity Series Real Estate Equity Fund Class F	0.9	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.8	2.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.4	4.7
Fidelity Blue Chip Growth Fund Class F	0.0	6.1
Fidelity Growth Company Fund Class F	0.0	7.6
Fidelity Series 100 Index Fund	0.0	1.7
Fidelity Series Large Cap Value Fund Class F	0.0	4.2
Fidelity Small Cap Growth Fund Class F	0.0	1.2
Fidelity Small Cap Value Fund Class F	0.0	1.1
	63.4	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.5	5.1
Fidelity Series International Growth Fund Class F	9.5	8.1
Fidelity Series International Small Cap Fund Class F	2.1	1.7
Fidelity Series International Value Fund Class F	9.5	8.2
	26.6	23.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.4
Fidelity Series High Income Fund Class F	6.7	8.8
Fidelity Series Investment Grade Bond Fund Class F	1.8	4.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
	10.0	14.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International Equity Funds	26.6%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	23.1%
Bond Funds	14.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	7,925,278	$ 96,450,636
Fidelity Series 1000 Value Index Fund Class F (b)	6,069,705	64,824,449
Fidelity Series All-Sector Equity Fund Class F (b)	26,512,854	374,096,364
Fidelity Series Blue Chip Growth Fund Class F (b)	29,294,494	317,259,373
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,695,620	48,412,770
Fidelity Series Equity-Income Fund Class F (b)	38,511,370	481,392,128
Fidelity Series Growth & Income Fund Class F (b)	27,732,223	360,241,576
Fidelity Series Growth Company Fund Class F (b)	34,538,906	374,401,742
Fidelity Series Intrinsic Opportunities Fund Class F (b)	17,012,768	236,647,607
Fidelity Series Opportunistic Insights Fund Class F (b)	16,857,071	235,493,289
Fidelity Series Real Estate Equity Fund Class F (b)	3,424,140	44,239,883
Fidelity Series Small Cap Discovery Fund Class F (b)	5,588,637	57,730,624
Fidelity Series Small Cap Opportunities Fund Class F (b)	14,130,465	192,739,544
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	25,677,323	321,736,857
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,852,779,970)		3,205,666,842
International Equity Funds - 26.6%

Fidelity Series Emerging Markets Fund Class F (b)	16,093,126	276,640,827
Fidelity Series International Growth Fund Class F (b)	33,807,205	479,724,233

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	6,651,673	$ 107,956,652
Fidelity Series International Value Fund Class F (b)	43,395,482	483,859,618
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,159,943,988)		1,348,181,330
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	3,381,020	34,486,400
Fidelity Series Floating Rate High Income Fund Class F (b)	1,695,191	17,731,701
Fidelity Series High Income Fund Class F (b)	31,783,476	336,587,013
Fidelity Series Investment Grade Bond Fund Class F (b)	8,279,253	93,224,389
Fidelity Series Real Estate Income Fund Class F (b)	2,147,136	24,219,693
TOTAL BOND FUNDS (Cost $486,372,865)		506,249,196
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,499,096,823)		5,060,097,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(193,666)
NET ASSETS - 100%		$ 5,059,903,702
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 215,336,932	$ 47,382,352	$ 294,798,060	$ 916,616	$ -
Fidelity Disciplined Equity Fund Class F	46,996,225	626,364	49,917,557	-	-
Fidelity Growth Company Fund Class F	296,312,250	38,752,731	392,912,041	-	-
Fidelity Series 100 Index Fund	73,092,900	15,150,622	98,038,225	1,618,934	-
Fidelity Series 100 Index Fund Class F	-	95,294,654	2,546,551	-	96,450,636
Fidelity Series 1000 Value Index Fund Class F	-	63,821,398	2,313,752	184,027	64,824,449
Fidelity Series All-Sector Equity Fund Class F	315,682,810	86,597,785	61,478,288	3,810,105	374,096,364
Fidelity Series Blue Chip Growth Fund Class F	-	312,882,319	18,894,942	337,823	317,259,373
Fidelity Series Commodity Strategy Fund Class F	351,013,285	92,359,844	361,786,162	-	48,412,770
Fidelity Series Emerging Markets Debt Fund Class F	27,249,057	10,821,334	1,713,870	1,672,761	34,486,400
Fidelity Series Emerging Markets Fund Class F	186,479,953	105,093,873	21,246,208	3,024,560	276,640,827
Fidelity Series Equity-Income Fund Class F	187,765,506	280,206,206	17,606,239	5,885,490	481,392,128
Fidelity Series Floating Rate High Income Fund Class F	12,529,991	6,483,722	1,020,788	692,033	17,731,701
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	$ 68,657,819	$ 276,951,667	$ 8,119,865	$ 2,011,769	$ 360,241,576
Fidelity Series Growth Company Fund Class F	-	370,089,577	24,415,673	339,796	374,401,742
Fidelity Series High Income Fund Class F	345,564,155	107,900,739	119,413,479	19,505,215	336,587,013
Fidelity Series International Growth Fund Class F	305,709,775	157,163,913	25,027,689	3,661,825	479,724,233
Fidelity Series International Small Cap Fund Class F	62,296,415	37,423,600	4,966,710	840,077	107,956,652
Fidelity Series International Value Fund Class F	304,345,181	160,208,349	25,184,841	9,567,587	483,859,618
Fidelity Series Intrinsic Opportunities Fund Class F	110,278,545	106,290,973	13,111,428	2,492,529	236,647,607
Fidelity Series Investment Grade Bond Fund Class F	170,479,657	61,825,731	133,993,304	3,678,605	93,224,389
Fidelity Series Large Cap Value Fund Class F	191,402,042	76,503,328	247,551,440	2,601,259	-
Fidelity Series Opportunistic Insights Fund Class F	137,293,423	68,906,809	12,257,590	281,069	235,493,289
Fidelity Series Real Estate Equity Fund Class F	26,732,998	20,059,241	2,532,673	643,045	44,239,883
Fidelity Series Real Estate Income Fund Class F	13,258,198	12,371,890	1,071,840	1,051,963	24,219,693
Fidelity Series Small Cap Discovery Fund Class F	-	58,506,060	2,576,132	68,065	57,730,624
Fidelity Series Small Cap Opportunities Fund Class F	82,322,283	110,496,944	11,624,830	121,534	192,739,544
Fidelity Series Stock Selector Large Cap Value Fund Class F	189,619,093	140,748,404	31,993,404	3,115,884	321,736,857
Fidelity Small Cap Growth Fund Class F	45,311,128	10,308,868	59,488,292	-	-
Fidelity Small Cap Value Fund Class F	48,660,513	8,323,372	59,895,288	140,541	-
Total	$ 3,814,390,134	$ 2,939,552,669	$ 2,107,497,161	$ 68,263,112	$ 5,060,097,368
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $4,499,096,823) - See accompanying schedule		$ 5,060,097,368
Receivable for fund shares sold		14,895,316
Total assets		5,074,992,684

Liabilities
Payable for investments purchased	$ 8,536,245
Payable for fund shares redeemed	6,358,620
Transfer agent fees payables	194,117
Total liabilities		15,088,982

Net Assets		$ 5,059,903,702
Net Assets consist of:
Paid in capital		$ 4,135,594,326
Undistributed net investment income		66,066,708
Accumulated undistributed net realized gain (loss) on investments		297,242,123
Net unrealized appreciation (depreciation) on investments		561,000,545
Net Assets, for 297,975,601 shares outstanding		$ 5,059,903,702
Net Asset Value, offering price and redemption price per share ($5,059,903,702 ÷ 297,975,601 shares)		$ 16.98

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 68,263,112

Expenses
Transfer agent fees	$ 2,099,450
Independent trustees' compensation	16,519
Total expenses		2,115,969
Net investment income (loss)		66,147,143
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	140,566,709
Capital gain distributions from underlying funds	162,478,508
Total net realized gain (loss)		303,045,217
Change in net unrealized appreciation (depreciation) on underlying funds		273,085,851
Net gain (loss)		576,131,068
Net increase (decrease) in net assets resulting from operations		$ 642,278,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,147,143	$ 56,464,776
Net realized gain (loss)	303,045,217	90,117,648
Change in net unrealized appreciation (depreciation)	273,085,851	188,323,806
Net increase (decrease) in net assets resulting from operations	642,278,211	334,906,230
Distributions to shareholders from net investment income	(5,761,733)	(54,226,677)
Distributions to shareholders from net realized gain	(80,603,752)	(36,755,954)
Total distributions	(86,365,485)	(90,982,631)
Share transactions Proceeds from sales of shares	1,887,417,974	1,784,217,328
Reinvestment of distributions	86,365,485	90,982,631
Cost of shares redeemed	(1,284,028,057)	(559,701,128)
Net increase (decrease) in net assets resulting from share transactions	689,755,402	1,315,498,831
Total increase (decrease) in net assets	1,245,668,128	1,559,422,430

Net Assets
Beginning of period	3,814,235,574	2,254,813,144
End of period (including undistributed net investment income of $66,066,708 and undistributed net investment income of $5,681,298, respectively)	$ 5,059,903,702	$ 3,814,235,574
Other Information Shares
Sold	118,830,944	126,875,232
Issued in reinvestment of distributions	5,730,983	6,590,465
Redeemed	(80,479,587)	(39,824,450)
Net increase (decrease)	44,082,340	93,641,247

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 14.07	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.28	.25	.25	.14
Net realized and unrealized gain (loss)	2.05	1.12	(.22)	1.81	2.86
Total from investment operations	2.29	1.40	.03	2.06	3.00
Distributions from net investment income	(.02)	(.25)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.31)	(.20)	(.44)	(.11)	(.04)
Total distributions	(.33)	(.45)	(.64)	(.29)	(.09) G
Net asset value, end of period	$ 16.98	$ 15.02	$ 14.07	$ 14.68	$ 12.91
Total Return B	15.52%	10.27%	.45%	16.12%	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.49%	1.96%	1.85%	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,059,904	$ 3,814,236	$ 2,254,813	$ 927,418	$ 175,992
Portfolio turnover rate D	47%	27%	14%	39%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.9	0.0
Fidelity Series 1000 Value Index Fund Class F	1.3	0.0
Fidelity Series All-Sector Equity Fund Class F	7.3	8.0
Fidelity Series Blue Chip Growth Fund Class F	6.3	0.0
Fidelity Series Commodity Strategy Fund Class F	1.0	9.1
Fidelity Series Equity-Income Fund Class F	9.5	5.3
Fidelity Series Growth & Income Fund Class F	7.1	2.2
Fidelity Series Growth Company Fund Class F	7.4	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	4.7	4.0
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.1
Fidelity Series Real Estate Equity Fund Class F	0.9	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.8	2.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.4	4.8
Fidelity Blue Chip Growth Fund Class F	0.0	6.1
Fidelity Growth Company Fund Class F	0.0	7.6
Fidelity Series 100 Index Fund	0.0	1.8
Fidelity Series Large Cap Value Fund Class F	0.0	4.2
Fidelity Small Cap Growth Fund Class F	0.0	1.2
Fidelity Small Cap Value Fund Class F	0.0	1.1
	63.3	62.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.5	5.2
Fidelity Series International Growth Fund Class F	9.5	8.2
Fidelity Series International Small Cap Fund Class F	2.1	1.7
Fidelity Series International Value Fund Class F	9.6	8.2
	26.7	23.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series High Income Fund Class F	6.6	9.1
Fidelity Series Investment Grade Bond Fund Class F	2.1	4.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.3
	10.0	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	62.5%
International Equity Funds	23.3%
Bond Funds	14.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	6,185,234	$ 75,274,302
Fidelity Series 1000 Value Index Fund Class F (b)	4,739,621	50,619,150
Fidelity Series All-Sector Equity Fund Class F (b)	20,550,231	289,963,763
Fidelity Series Blue Chip Growth Fund Class F (b)	22,824,663	247,191,104
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,472,523	38,016,442
Fidelity Series Equity-Income Fund Class F (b)	30,076,156	375,951,952
Fidelity Series Growth & Income Fund Class F (b)	21,561,973	280,090,032
Fidelity Series Growth Company Fund Class F (b)	27,052,367	293,247,654
Fidelity Series Intrinsic Opportunities Fund Class F (b)	13,285,406	184,799,994
Fidelity Series Opportunistic Insights Fund Class F (b)	13,162,715	183,883,122
Fidelity Series Real Estate Equity Fund Class F (b)	2,724,111	35,195,509
Fidelity Series Small Cap Discovery Fund Class F (b)	4,347,196	44,906,535
Fidelity Series Small Cap Opportunities Fund Class F (b)	11,098,914	151,389,190
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	20,050,130	251,228,133
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,227,289,755)		2,501,756,882
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund Class F (b)	12,605,935	216,696,020
Fidelity Series International Growth Fund Class F (b)	26,391,588	374,496,629

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	5,216,757	$ 84,667,970
Fidelity Series International Value Fund Class F (b)	33,874,631	377,702,134
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $907,384,780)		1,053,562,753
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	2,636,132	26,888,551
Fidelity Series Floating Rate High Income Fund Class F (b)	366,633	3,834,984
Fidelity Series High Income Fund Class F (b)	24,778,723	262,406,674
Fidelity Series Investment Grade Bond Fund Class F (b)	7,376,775	83,062,491
Fidelity Series Real Estate Income Fund Class F (b)	1,673,816	18,880,645
TOTAL BOND FUNDS (Cost $380,635,591)		395,073,345
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,515,310,126)		3,950,392,980
NET OTHER ASSETS (LIABILITIES) - 0.0%		(151,938)
NET ASSETS - 100%		$ 3,950,241,042
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 167,169,895	$ 39,116,073	$ 231,156,337	$ 715,321	$ -
Fidelity Disciplined Equity Fund Class F	36,467,074	355,705	38,598,137	-	-
Fidelity Growth Company Fund Class F	227,775,172	33,537,773	305,962,662	-	-
Fidelity Series 100 Index Fund	56,784,261	12,503,312	76,881,669	1,260,059	-
Fidelity Series 100 Index Fund Class F	-	75,099,519	2,717,440	-	75,274,302
Fidelity Series 1000 Value Index Fund Class F	-	50,435,878	2,422,851	145,966	50,619,150
Fidelity Series All-Sector Equity Fund Class F	245,095,711	69,917,337	50,785,553	3,007,760	289,963,763
Fidelity Series Blue Chip Growth Fund Class F	-	248,476,545	19,436,659	264,836	247,191,104
Fidelity Series Commodity Strategy Fund Class F	273,632,432	74,703,592	284,556,956	-	38,016,442
Fidelity Series Emerging Markets Debt Fund Class F	20,696,886	9,318,200	1,744,311	1,279,298	26,888,551
Fidelity Series Emerging Markets Fund Class F	144,545,954	84,154,747	17,095,149	2,363,593	216,696,020
Fidelity Series Equity-Income Fund Class F	146,194,818	224,636,804	19,073,119	4,607,032	375,951,952
Fidelity Series Floating Rate High Income Fund Class F	2,265,171	1,915,015	286,980	144,035	3,834,984
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	$ 53,466,838	$ 218,344,104	$ 9,335,117	$ 1,544,218	$ 280,090,032
Fidelity Series Growth Company Fund Class F	-	294,066,142	23,267,757	266,384	293,247,654
Fidelity Series High Income Fund Class F	270,272,548	97,097,911	107,069,437	15,395,459	262,406,674
Fidelity Series International Growth Fund Class F	234,908,722	131,551,044	24,618,576	2,763,385	374,496,629
Fidelity Series International Small Cap Fund Class F	47,842,353	31,524,224	4,963,468	661,083	84,667,970
Fidelity Series International Value Fund Class F	234,456,564	133,791,513	24,916,678	7,743,720	377,702,134
Fidelity Series Intrinsic Opportunities Fund Class F	84,984,122	86,024,713	11,932,081	1,943,950	184,799,994
Fidelity Series Investment Grade Bond Fund Class F	103,703,451	52,768,049	70,217,010	2,626,859	83,062,491
Fidelity Series Large Cap Value Fund Class F	147,830,161	61,615,366	193,045,303	2,049,661	-
Fidelity Series Opportunistic Insights Fund Class F	106,902,174	58,224,889	13,622,759	219,817	183,883,122
Fidelity Series Real Estate Equity Fund Class F	20,757,443	16,948,450	2,545,024	506,087	35,195,509
Fidelity Series Real Estate Income Fund Class F	8,942,416	11,166,109	1,058,371	766,201	18,880,645
Fidelity Series Small Cap Discovery Fund Class F	-	46,057,803	2,547,325	52,953	44,906,535
Fidelity Series Small Cap Opportunities Fund Class F	64,000,427	88,679,354	10,308,575	94,017	151,389,190
Fidelity Series Stock Selector Large Cap Value Fund Class F	147,598,938	113,437,006	27,805,372	2,456,207	251,228,133
Fidelity Small Cap Growth Fund Class F	34,686,982	8,421,784	46,056,628	-	-
Fidelity Small Cap Value Fund Class F	37,181,666	6,949,822	46,345,000	108,339	-
Total	$ 2,918,162,179	$ 2,380,838,783	$ 1,670,372,304	$ 52,986,240	$ 3,950,392,980
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $3,515,310,126) - See accompanying schedule		$ 3,950,392,980
Receivable for investments sold		8,205,796
Receivable for fund shares sold		11,712,869
Total assets		3,970,311,645

Liabilities
Payable for fund shares redeemed	$ 19,918,271
Transfer agent fees payables	152,332
Total liabilities		20,070,603

Net Assets		$ 3,950,241,042
Net Assets consist of:
Paid in capital		$ 3,236,896,663
Undistributed net investment income		51,187,044
Accumulated undistributed net realized gain (loss) on investments		227,074,481
Net unrealized appreciation (depreciation) on investments		435,082,854
Net Assets, for 231,652,032 shares outstanding		$ 3,950,241,042
Net Asset Value, offering price and redemption price per share ($3,950,241,042 ÷ 231,652,032 shares)		$ 17.05

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 52,986,240

Expenses
Transfer agent fees	$ 1,627,054
Independent trustees' compensation	12,774
Total expenses		1,639,828
Net investment income (loss)		51,346,412
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	105,141,205
Capital gain distributions from underlying funds	127,190,330
Total net realized gain (loss)		232,331,535
Change in net unrealized appreciation (depreciation) on underlying funds		216,623,771
Net gain (loss)		448,955,306
Net increase (decrease) in net assets resulting from operations		$ 500,301,718

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,346,412	$ 42,149,319
Net realized gain (loss)	232,331,535	66,414,220
Change in net unrealized appreciation (depreciation)	216,623,771	144,527,475
Net increase (decrease) in net assets resulting from operations	500,301,718	253,091,014
Distributions to shareholders from net investment income	(4,183,728)	(40,396,292)
Distributions to shareholders from net realized gain	(61,363,019)	(26,769,214)
Total distributions	(65,546,747)	(67,165,506)
Share transactions Proceeds from sales of shares	1,659,411,166	1,471,476,473
Reinvestment of distributions	65,546,747	67,165,506
Cost of shares redeemed	(1,127,516,370)	(512,018,200)
Net increase (decrease) in net assets resulting from share transactions	597,441,543	1,026,623,779
Total increase (decrease) in net assets	1,032,196,514	1,212,549,287

Net Assets
Beginning of period	2,918,044,528	1,705,495,241
End of period (including undistributed net investment income of $51,187,044 and undistributed net investment income of $4,024,360, respectively)	$ 3,950,241,042	$ 2,918,044,528
Other Information Shares
Sold	104,032,436	104,262,767
Issued in reinvestment of distributions	4,335,101	4,858,118
Redeemed	(70,340,311)	(36,404,612)
Net increase (decrease)	38,027,226	72,716,273

Financial Highlights

Years ended March 31,	2014	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 14.11	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.27	.24	.24	.15
Net realized and unrealized gain (loss)	2.07	1.13	(.27)	1.86	2.91
Total from investment operations	2.31	1.40	(.03)	2.10	3.06
Distributions from net investment income	(.02)	(.25)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.31)	(.20)	(.44)	(.11)	(.05)
Total distributions	(.33)	(.44) H	(.63)	(.27) G	(.12)
Net asset value, end of period	$ 17.05	$ 15.07	$ 14.11	$ 14.77	$ 12.94
Total Return B	15.60%	10.26%	.06%	16.43%	30.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.49%	1.94%	1.78%	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,950,241	$ 2,918,045	$ 1,705,495	$ 677,007	$ 117,894
Portfolio turnover rate D	48%	29%	14%	42%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.9	0.0
Fidelity Series 1000 Value Index Fund Class F	1.3	0.0
Fidelity Series All-Sector Equity Fund Class F	6.4	8.3
Fidelity Series Blue Chip Growth Fund Class F	6.4	0.0
Fidelity Series Commodity Strategy Fund Class F	1.0	9.4
Fidelity Series Equity-Income Fund Class F	9.8	5.6
Fidelity Series Growth & Income Fund Class F	7.4	2.4
Fidelity Series Growth Company Fund Class F	7.1	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	4.8	4.3
Fidelity Series Opportunistic Insights Fund Class F	4.7	4.3
Fidelity Series Real Estate Equity Fund Class F	1.1	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.2	0.0
Fidelity Series Small Cap Opportunities Fund Class F	3.9	2.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	4.9
Fidelity Blue Chip Growth Fund Class F	0.0	6.3
Fidelity Growth Company Fund Class F	0.0	8.0
Fidelity Series 100 Index Fund	0.0	1.9
Fidelity Series Large Cap Value Fund Class F	0.0	4.4
Fidelity Small Cap Growth Fund Class F	0.0	1.2
Fidelity Small Cap Value Fund Class F	0.0	1.2
	63.5	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.4	5.5
Fidelity Series International Growth Fund Class F	9.4	8.6
Fidelity Series International Small Cap Fund Class F	2.3	1.8
Fidelity Series International Value Fund Class F	9.6	8.6
	26.7	24.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.0*	0.0*
Fidelity Series High Income Fund Class F	6.6	9.0
Fidelity Series Investment Grade Bond Fund Class F	2.2	0.1
Fidelity Series Real Estate Income Fund Class F	0.3	0.3
	9.8	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.5%
International EquityFunds	26.7%
Bond Funds	9.8%

Six months ago
Domestic Equity Funds**	65.4%
International EquityFunds	24.5%
Bond Funds	10.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	875,602	$ 10,656,078
Fidelity Series 1000 Value Index Fund Class F (b)	673,187	7,189,640
Fidelity Series All-Sector Equity Fund Class F (b)	2,495,119	35,206,123
Fidelity Series Blue Chip Growth Fund Class F (b)	3,234,920	35,034,182
Fidelity Series Commodity Strategy Fund Class F (a)(b)	663,149	5,636,764
Fidelity Series Equity-Income Fund Class F (b)	4,288,059	53,600,742
Fidelity Series Growth & Income Fund Class F (b)	3,104,871	40,332,280
Fidelity Series Growth Company Fund Class F (b)	3,613,072	39,165,705
Fidelity Series Intrinsic Opportunities Fund Class F (b)	1,898,596	26,409,477
Fidelity Series Opportunistic Insights Fund Class F (b)	1,863,293	26,030,199
Fidelity Series Real Estate Equity Fund Class F (b)	453,597	5,860,474
Fidelity Series Small Cap Discovery Fund Class F (b)	637,199	6,582,268
Fidelity Series Small Cap Opportunities Fund Class F (b)	1,565,605	21,354,847
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	2,843,169	35,624,913
TOTAL DOMESTIC EQUITY FUNDS (Cost $323,154,989)		348,683,692
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund Class F (b)	1,733,741	29,803,002
Fidelity Series International Growth Fund Class F (b)	3,656,519	51,886,010

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	762,302	$ 12,372,156
Fidelity Series International Value Fund Class F (b)	4,713,581	52,556,423
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $134,350,627)		146,617,591
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	363,773	3,710,480
Fidelity Series Floating Rate High Income Fund Class F (b)	5,419	56,679
Fidelity Series High Income Fund Class F (b)	3,440,267	36,432,429
Fidelity Series Investment Grade Bond Fund Class F (b)	1,079,962	12,160,371
Fidelity Series Real Estate Income Fund Class F (b)	147,161	1,659,974
TOTAL BOND FUNDS (Cost $53,054,437)		54,019,933
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $510,560,053)		549,321,216
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,500)
NET ASSETS - 100%		$ 549,300,716
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 13,312,170	$ 10,517,725	$ 26,171,683	$ 74,109	$ -
Fidelity Disciplined Equity Fund Class F	2,881,689	100,939	3,132,167	-	-
Fidelity Growth Company Fund Class F	17,586,800	11,684,590	33,530,407	-	-
Fidelity Series 100 Index Fund	4,685,874	3,473,600	8,937,950	142,915	-
Fidelity Series 100 Index Fund Class F	-	10,429,275	150,994	-	10,656,078
Fidelity Series 1000 Value Index Fund Class F	-	6,990,461	148,917	18,703	7,189,640
Fidelity Series All-Sector Equity Fund Class F	19,606,964	17,926,637	4,648,043	345,515	35,206,123
Fidelity Series Blue Chip Growth Fund Class F	-	34,916,467	2,010,821	30,744	35,034,182
Fidelity Series Commodity Strategy Fund Class F	20,452,316	17,549,997	30,128,598	-	5,636,764
Fidelity Series Emerging Markets Debt Fund Class F	1,267,774	2,659,787	102,956	136,601	3,710,480
Fidelity Series Emerging Markets Fund Class F	10,968,071	18,839,172	802,749	267,894	29,803,002
Fidelity Series Equity-Income Fund Class F	9,261,291	43,024,698	1,407,790	473,443	53,600,742
Fidelity Series Floating Rate High Income Fund Class F	6,513	53,382	2,539	1,542	56,679
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,386,524	35,393,883	438,639	175,580	40,332,280
Fidelity Series Growth Company Fund Class F	-	39,556,036	3,094,121	30,834	39,165,705
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund Class F	$ 19,306,774	$ 26,466,424	$ 9,755,646	$ 1,590,157	$ 36,432,429
Fidelity Series International Growth Fund Class F	17,734,981	32,238,320	1,599,362	311,939	51,886,010
Fidelity Series International Small Cap Fund Class F	3,582,563	8,000,938	357,897	80,694	12,372,156
Fidelity Series International Value Fund Class F	17,569,569	33,386,652	1,922,324	907,093	52,556,423
Fidelity Series Intrinsic Opportunities Fund Class F	5,879,837	18,782,938	942,108	219,108	26,409,477
Fidelity Series Investment Grade Bond Fund Class F	307,537	12,194,657	378,666	111,182	12,160,371
Fidelity Series Large Cap Value Fund Class F	11,297,163	11,474,650	20,599,821	230,685	-
Fidelity Series Opportunistic Insights Fund Class F	6,789,237	16,884,586	866,070	26,085	26,030,199
Fidelity Series Real Estate Equity Fund Class F	2,215,807	3,781,149	250,687	61,827	5,860,474
Fidelity Series Real Estate Income Fund Class F	477,858	1,245,638	49,081	57,892	1,659,974
Fidelity Series Small Cap Discovery Fund Class F	-	6,569,976	167,408	6,162	6,582,268
Fidelity Series Small Cap Opportunities Fund Class F	5,145,422	16,254,449	988,797	11,767	21,354,847
Fidelity Series Stock Selector Large Cap Value Fund Class F	9,314,599	26,454,569	1,820,232	293,255	35,624,913
Fidelity Small Cap Growth Fund Class F	2,691,226	2,030,344	4,985,876	-	-
Fidelity Small Cap Value Fund Class F	2,852,288	1,866,880	4,932,688	11,344	-
Total	$ 208,580,847	$ 470,748,819	$ 164,325,037	$ 5,617,070	$ 549,321,216
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $510,560,053) - See accompanying schedule		$ 549,321,216
Receivable for fund shares sold		3,843,156
Total assets		553,164,372

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	2,611,260
Payable for fund shares redeemed	1,231,749
Transfer agent fees payables	20,644
Total liabilities		3,863,656

Net Assets		$ 549,300,716
Net Assets consist of:
Paid in capital		$ 484,256,797
Undistributed net investment income		5,434,701
Accumulated undistributed net realized gain (loss) on investments		20,848,055
Net unrealized appreciation (depreciation) on investments		38,761,163
Net Assets, for 44,992,112 shares outstanding		$ 549,300,716
Net Asset Value, offering price and redemption price per share ($549,300,716 ÷ 44,992,112 shares)		$ 12.21

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 5,617,070

Expenses
Transfer agent fees	$ 171,383
Independent trustees' compensation	1,283
Total expenses		172,666
Net investment income (loss)		5,444,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,528,497
Capital gain distributions from underlying funds	14,522,553
Total net realized gain (loss)		21,051,050
Change in net unrealized appreciation (depreciation) on underlying funds		27,788,141
Net gain (loss)		48,839,191
Net increase (decrease) in net assets resulting from operations		$ 54,283,595

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,444,404	$ 1,948,221
Net realized gain (loss)	21,051,050	2,656,117
Change in net unrealized appreciation (depreciation)	27,788,141	10,191,458
Net increase (decrease) in net assets resulting from operations	54,283,595	14,795,796
Distributions to shareholders from net investment income	(238,637)	(1,740,051)
Distributions to shareholders from net realized gain	(2,600,273)	(381,047)
Total distributions	(2,838,910)	(2,121,098)
Share transactions Proceeds from sales of shares	437,597,445	206,753,109
Reinvestment of distributions	2,838,910	2,121,098
Cost of shares redeemed	(151,153,116)	(37,846,021)
Net increase (decrease) in net assets resulting from share transactions	289,283,239	171,028,186
Total increase (decrease) in net assets	340,727,924	183,702,884

Net Assets
Beginning of period	208,572,792	24,869,908
End of period (including undistributed net investment income of $5,434,701 and undistributed net investment income of $228,934, respectively)	$ 549,300,716	$ 208,572,792
Other Information Shares
Sold	38,298,258	20,650,775
Issued in reinvestment of distributions	263,353	216,279
Redeemed	(13,177,477)	(3,787,133)
Net increase (decrease)	25,384,134	17,079,921

Financial Highlights

Years ended March 31,	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 9.84	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17	.22	.14
Net realized and unrealized gain (loss)	1.53	.79	(.11)
Total from investment operations	1.70	1.01	.03
Distributions from net investment income	(.01)	(.15)	(.10)
Distributions from net realized gain	(.12)	(.06)	(.08)
Total distributions	(.13)	(.21)	(.19) G
Net asset value, end of period	$ 12.21	$ 10.64	$ 9.84
Total Return B	16.15%	10.48%	.47%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.50%	2.17%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 549,301	$ 208,573	$ 24,870
Portfolio turnover rate D	45%	27%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 1,461,165,934	$ 63,680,815	$ (14,184,180)	$ 49,496,635
Fidelity Freedom K® 2000 Fund	663,791,706	30,124,496	(6,168,760)	23,955,736
Fidelity Freedom K® 2005 Fund	459,437,344	30,924,203	(3,362,580)	27,561,623
Fidelity Freedom K® 2010 Fund	4,002,679,280	368,324,941	(32,869,802)	335,455,139
Fidelity Freedom K® 2015 Fund	6,668,413,457	618,652,493	(60,929,359)	557,723,134
Fidelity Freedom K® 2020 Fund	15,906,968,062	1,554,180,116	(138,549,560)	1,415,630,556
Fidelity Freedom K® 2025 Fund	10,703,783,579	1,173,739,679	(79,688,003)	1,094,051,676
Fidelity Freedom K® 2030 Fund	13,333,547,810	1,625,313,409	(32,042,447)	1,593,270,962
Fidelity Freedom K® 2035 Fund	8,057,652,888	1,040,586,890	(14,809,235)	1,025,777,655
Fidelity Freedom K® 2040 Fund	8,741,338,711	1,168,691,274	(16,620,479)	1,152,070,795
Fidelity Freedom K® 2045 Fund	4,504,184,860	566,054,338	(10,141,830)	555,912,508
Fidelity Freedom K® 2050 Fund	3,520,496,524	438,377,192	(8,480,736)	429,896,456
Fidelity Freedom K® 2055 Fund	510,937,626	39,247,183	(863,593)	38,383,590

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income Fund	$ 14,837,675	$ 24,423,888	$ 49,496,635
Fidelity Freedom K® 2000 Fund	16,509,734	14,036,754	23,955,736
Fidelity Freedom K® 2005 Fund	12,710,018	13,970,556	27,561,623
Fidelity Freedom K® 2010 Fund	135,716,792	178,476,452	335,455,139
Fidelity Freedom K® 2015 Fund	217,833,631	259,795,907	557,723,134
Fidelity Freedom K® 2020 Fund	520,029,107	632,272,122	1,415,630,556
Fidelity Freedom K® 2025 Fund	372,095,588	456,099,125	1,094,051,676
Fidelity Freedom K® 2030 Fund	480,054,606	575,467,137	1,593,270,962
Fidelity Freedom K® 2035 Fund	300,035,528	376,808,236	1,025,777,655
Fidelity Freedom K® 2040 Fund	326,212,455	435,902,536	1,152,070,795
Fidelity Freedom K® 2045 Fund	166,896,672	201,500,196	555,912,508
Fidelity Freedom K® 2050 Fund	129,612,750	153,835,173	429,896,456
Fidelity Freedom K® 2055 Fund	16,793,717	9,866,613	38,383,590

The tax character of distributions paid was as follows:

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 22,160,789	$ 12,922,535	$ 35,083,324
Fidelity Freedom K® 2000 Fund	2,083,824	6,504,056	8,587,880
Fidelity Freedom K® 2005 Fund	1,427,627	6,713,702	8,141,329
Fidelity Freedom K® 2010 Fund	14,008,978	83,353,373	97,362,351
Fidelity Freedom K® 2015 Fund	21,380,367	115,453,935	136,834,302
Fidelity Freedom K® 2020 Fund	47,756,129	278,383,072	326,139,201
Fidelity Freedom K® 2025 Fund	29,787,739	187,946,070	217,733,809
Fidelity Freedom K® 2030 Fund	40,843,016	257,764,121	298,607,137
Fidelity Freedom K® 2035 Fund	20,348,330	155,154,410	175,502,740
Fidelity Freedom K® 2040 Fund	22,029,539	179,060,646	201,090,185
Fidelity Freedom K® 2045 Fund	10,210,641	76,154,844	86,365,485
Fidelity Freedom K® 2050 Fund	7,570,647	57,976,100	65,546,747
Fidelity Freedom K® 2055 Fund	455,326	2,383,584	2,838,910

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 29,521,630	$ 10,626,954	$ 40,148,584
Fidelity Freedom K® 2000 Fund	15,346,814	5,742,868	21,089,682
Fidelity Freedom K® 2005 Fund	9,410,574	4,553,123	13,963,697
Fidelity Freedom K® 2010 Fund	104,835,329	58,661,704	163,497,033
Fidelity Freedom K® 2015 Fund	148,778,147	77,190,333	225,968,480
Fidelity Freedom K® 2020 Fund	333,637,341	180,620,610	514,257,951
Fidelity Freedom K® 2025 Fund	191,261,365	102,285,196	293,546,561
Fidelity Freedom K® 2030 Fund	253,539,696	147,752,538	401,292,234
Fidelity Freedom K® 2035 Fund	123,782,283	73,144,723	196,927,006
Fidelity Freedom K® 2040 Fund	139,416,755	87,030,944	226,447,699
Fidelity Freedom K® 2045 Fund	59,811,042	31,171,589	90,982,631
Fidelity Freedom K® 2050 Fund	43,922,576	23,242,930	67,165,506
Fidelity Freedom K® 2055 Fund	1,860,148	260,950	2,121,098

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	623,696,302	698,105,408
Fidelity Freedom K® 2000 Fund	260,234,810	348,063,248
Fidelity Freedom K® 2005 Fund	271,938,776	296,171,274
Fidelity Freedom K® 2010 Fund	1,761,599,861	2,320,656,795
Fidelity Freedom K® 2015 Fund	3,133,219,782	3,392,512,390
Fidelity Freedom K® 2020 Fund	7,530,227,253	7,171,064,051
Fidelity Freedom K® 2025 Fund	5,959,531,992	4,811,218,312
Fidelity Freedom K® 2030 Fund	8,695,730,422	7,782,535,410
Fidelity Freedom K® 2035 Fund	5,180,691,670	4,159,857,556
Fidelity Freedom K® 2040 Fund	5,405,882,141	4,548,932,255
Fidelity Freedom K® 2045 Fund	2,939,552,669	2,107,497,161
Fidelity Freedom K® 2050 Fund	2,380,838,783	1,670,372,304
Fidelity Freedom K® 2055 Fund	470,748,819	164,325,037

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Blue Chip Growth Fund Class F, Fidelity Growth Company Class F, Fidelity Series All-Sector Equity Fund Class F, Fidelity Series Large Cap Value Fund Class F, Fidelity Small Cap Growth Fund Class F and Fidelity Small Cap Value Fund Class F ("selected Underlying Funds") for investments and non-taxable exchanges of those investments for shares of Fidelity Series 1000 Value Index Class F,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Fidelity Series Blue Chip Growth Fund Class F, Fidelity Series Equity-Income Fund Class F, Fidelity Series Growth Company Class F, Fidelity Series Large Cap Value Fund Class F, Fidelity Series Small Cap Discovery Fund Class F, Fidelity Series Growth & Income Fund Class F and Fidelity Series Small Cap Opportunities Fund Class F, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments, including accrued interest, reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Fidelity Freedom K® Income Fund	$ 88,479,801	$ 19,605,896
Fidelity Freedom K® 2000 Fund	40,928,134	9,854,545
Fidelity Freedom K® 2005 Fund	43,574,139	10,954,613
Fidelity Freedom K® 2010 Fund	556,364,207	139,462,982
Fidelity Freedom K® 2015 Fund	950,204,334	216,751,631
Fidelity Freedom K® 2020 Fund	2,368,075,247	535,853,746
Fidelity Freedom K® 2025 Fund	1,875,683,431	391,692,043
Fidelity Freedom K® 2030 Fund	2,514,536,239	544,547,285
Fidelity Freedom K® 2035 Fund	1,697,840,052	344,132,576
Fidelity Freedom K® 2040 Fund	1,898,465,327	395,215,563
Fidelity Freedom K® 2045 Fund	958,985,038	177,465,133
Fidelity Freedom K® 2050 Fund	749,845,972	135,692,259
Fidelity Freedom K® 2055 Fund	85,093,086	8,128,364

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom K® Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2030 Fund
Fidelity Series 1000 Value Index Fund	-	10%
Fidelity Series Blue Chip Growth Fund	-	11%
Fidelity Series Emerging Markets Debt Fund	10%	-
Fidelity Series Equity-Income Fund	-	11%
Fidelity Series Floating Rate High Income Fund	13%	-
Fidelity Series Growth & Income Fund	-	11%
Fidelity Series Growth Company Fund	-	11%
Fidelity Series Inflation-Protected Bond Index Fund	14%	-
Fidelity Series International Growth Fund	-	10%
Fidelity Series Intrinsic Opportunities Fund	-	12%
Fidelity Series Investment Grade Bond Fund	16%	-
Fidelity Series Opportunistic Insights Fund	-	11%
Fidelity Series Real Estate Equity Fund	-	-
Fidelity Series Real Estate Income Fund	10%	-
Fidelity Series Small Cap Discovery Fund	-	11%
Fidelity Series Small Cap Opportunities Fund	-	10%
Fidelity Series Stock Selector Large Cap Value Fund	-	11%

Annual Report

5. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	47%
Fidelity Series 1000 Value Index Fund	51%
Fidelity Series All-Sector Equity Fund	50%
Fidelity Series Blue Chip Growth Fund	57%
Fidelity Series Commodity Strategy Fund	41%
Fidelity Series Emerging Markets Debt Fund	50%
Fidelity Series Emerging Markets Fund	50%
Fidelity Series Equity-Income Fund	57%
Fidelity Series Floating Rate High Income Fund	49%
Fidelity Series Growth & Income Fund	57%
Fidelity Series Growth Company Fund	57%
Fidelity Series High Income Fund	50%
Fidelity Series Inflation-Protected Bond Index Fund	42%
Fidelity Series International Growth Fund	51%
Fidelity Series International Small Cap Fund	51%
Fidelity Series International Value Fund	51%
Fidelity Series Intrinsic Opportunities Fund	58%
Fidelity Series Investment Grade Bond Fund	48%
Fidelity Series Opportunistic Insights Fund	57%
Fidelity Series Real Estate Equity Fund	51%
Fidelity Series Real Estate Income Fund	50%
Fidelity Series Small Cap Discovery Fund	58%
Fidelity Series Small Cap Opportunities Fund	51%
Fidelity Series Stock Selector Large Cap Value Fund	57%

6. Proposed Reorganization.

The Board of Trustees of Fidelity Freedom K 2000 Fund and Fidelity Freedom K Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Freedom K 2000 Fund and Fidelity Freedom K Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Freedom K 2000 Fund in exchange for shares of Fidelity Freedom K Income Fund equal in value to the net assets of Fidelity Freedom K 2000 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during July 2014. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom K® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom K® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom K® Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom K® Fund's performance. If the interests of a Fidelity Freedom K® Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom K® Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR , its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K Income Fund	05/05/14	05/02/14	$0.018	$0.300
Fidelity Freedom K 2000 Fund	05/12/14	05/09/14	$0.188	$0.375
Fidelity Freedom K 2005 Fund	05/12/14	05/09/14	$0.197	$0.553
Fidelity Freedom K 2010 Fund	05/12/14	05/09/14	$0.226	$0.829
Fidelity Freedom K 2015 Fund	05/12/14	05/09/14	$0.225	$0.750
Fidelity Freedom K 2020 Fund	05/12/14	05/09/14	$0.230	$0.783
Fidelity Freedom K 2025 Fund	05/12/14	05/09/14	$0.233	$0.872
Fidelity Freedom K 2030 Fund	05/12/14	05/09/14	$0.240	$0.901
Fidelity Freedom K 2035 Fund	05/12/14	05/09/14	$0.226	$1.012
Fidelity Freedom K 2040 Fund	05/12/14	05/09/14	$0.226	$1.060
Fidelity Freedom K 2045 Fund	05/12/14	05/09/14	$0.221	$1.011
Fidelity Freedom K 2050 Fund	05/12/14	05/09/14	$0.219	$0.991
Fidelity Freedom K 2055 Fund	05/12/14	05/09/14	$0.115	$0.449

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$24,458,738
Fidelity Freedom K 2000 Fund	$14,088,930
Fidelity Freedom K 2005 Fund	$14,003,427
Fidelity Freedom K 2010 Fund	$178,581,969
Fidelity Freedom K 2015 Fund	$260,008,692
Fidelity Freedom K 2020 Fund	$633,612,605
Fidelity Freedom K 2025 Fund	$457,142,161
Fidelity Freedom K 2030 Fund	$575,526,516
Fidelity Freedom K 2035 Fund	$377,247,586
Fidelity Freedom K 2040 Fund	$436,566,273
Fidelity Freedom K 2045 Fund	$201,574,884
Fidelity Freedom K 2050 Fund	$153,851,436
Fidelity Freedom K 2055 Fund	$9,871,326

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K Income Fund	13.98%
Fidelity Freedom K 2000 Fund	13.93%
Fidelity Freedom K 2005 Fund	9.16%
Fidelity Freedom K 2010 Fund	6.85%
Fidelity Freedom K 2015 Fund	5.66%
Fidelity Freedom K 2020 Fund	4.28%
Fidelity Freedom K 2025 Fund	2.55%
Fidelity Freedom K 2030 Fund	1.23%
Fidelity Freedom K 2035 Fund	0.52%
Fidelity Freedom K 2040 Fund	0.44%
Fidelity Freedom K 2045 Fund	0.27%
Fidelity Freedom K 2050 Fund	0.24%
Fidelity Freedom K 2055 Fund	0.08%

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FF-K-UANNPRO-0514
1.927081.103

Item 2. Code of Ethics

As of the end of the period, March 31, 2014, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2045 Fund	$20,000	$-	$5,800	$500
Fidelity Advisor Freedom 2050 Fund	$20,000	$-	$5,800	$500
Fidelity Advisor Freedom 2055 Fund	$20,000	$-	$4,700	$500
Fidelity Freedom Index Income Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2000 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2005 Fund	$16,000	$-	$4,900	$500
Fidelity Freedom Index 2010 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2015 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2020 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2025 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2030 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2035 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2040 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2045 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2050 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2055 Fund	$16,000	$-	$4,900	$500

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2045 Fund	$20,000	$-	$5,800	$400
Fidelity Advisor Freedom 2050 Fund	$20,000	$-	$5,800	$400
Fidelity Advisor Freedom 2055 Fund	$20,000	$-	$4,700	$400
Fidelity Freedom Index Income Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2000 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2005 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2010 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2015 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2020 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2025 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2030 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2035 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2040 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2045 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2050 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2055 Fund	$17,000	$-	$4,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the "Funds"):

Services Billed by PwC

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2000 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2005 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2010 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2015 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2020 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2025 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2050 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2055 Fund	$23,000	$-	$2,500	$-
Fidelity Freedom K® Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2000 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2055 Fund	$23,000	$-	$2,500	$-

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2000 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2005 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2010 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2015 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2020 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2025 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2030 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2035 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2040 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2045 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2050 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2055 Fund	$23,000	$-	$2,500	$-
Fidelity Freedom K® Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2000 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2055 Fund	$23,000	$-	$2,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2014A	March 31, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$700,000	$1,270,000

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2014A	March 31, 2013A
Audit-Related Fees	$4,970,000	$4,755,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2014 A	March 31, 2013 A
Deloitte Entities	$1,640,000	$2,405,000
PwC	$5,555,000	$5,470,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2014